Schedule of Investments PIMCO All Asset Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	7,019,400	$72,861
PIMCO All Asset: Multi-Real Fund	3,758,595	53,635
PIMCO CommoditiesPLUS® Strategy Fund	460,225	4,266
PIMCO CommodityRealReturn Strategy Fund®	580,127	4,305
PIMCO Dynamic Bond Fund	555,646	5,701
PIMCO Emerging Markets Bond Fund	1,736,206	16,129
PIMCO Emerging Markets Currency and Short-Term Investments Fund	929,082	7,135
PIMCO Emerging Markets Local Currency and Bond Fund	4,912,736	28,346
PIMCO Extended Duration Fund	740,760	4,178
PIMCO High Yield Fund	846,517	7,204
PIMCO Income Fund	369,111	4,178
PIMCO International Bond Fund (U.S. Dollar-Hedged)	822,798	8,475
PIMCO Investment Grade Credit Bond Fund	229,350	2,236
PIMCO Long Duration Total Return Fund	622,012	5,667
PIMCO Long-Term Real Return Fund	493,331	3,261
PIMCO Long-Term U.S. Government Fund	673,470	3,246
PIMCO Low Duration Credit Fund	367,988	3,345
PIMCO Low Duration Fund	1,881,555	17,856
PIMCO RAE Emerging Markets Fund	1,007,538	10,277
PIMCO RAE Fundamental Advantage PLUS Fund	1,313,762	11,246
PIMCO RAE International Fund	346,381	2,923
PIMCO RAE PLUS Fund	184,293	1,244
PIMCO RAE US Fund	133,610	1,820
PIMCO RAE US Small Fund	87,709	860
PIMCO RAE Worldwide Long/Short PLUS Fund	1,427,082	11,674
PIMCO Real Return Fund	236,415	2,785
PIMCO RealEstateRealReturn Strategy Fund	1,168,266	9,954
PIMCO StocksPLUS Long Duration Fund	830,878	5,567
PIMCO Total Return Fund	1,861,699	17,835
PIMCO TRENDS Managed Futures Strategy Fund	753,167	9,415

Total Mutual Funds (Cost $332,548)		337,624

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 0.280% (a)(b)	2,043,926	2,044

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11	0

Total Short-Term Instruments (Cost $2,044)		2,044

Total Investments in Affiliates (Cost $334,592)		339,668

Total Investments 100.1% (Cost $334,592)		$339,668
Other Assets and Liabilities, net (0.1)%		(373)

Net Assets 100.0%		$339,295

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Mutual Funds	$337,624	$0	$0	$337,624
Short-Term Instruments
Mutual Funds	2,044	0	0	2,044

Total Investments	$339,668	$0	$0	$339,668

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio and Underlying PIMCO Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or an Underlying PIMCO Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of an Underlying PIMCO Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot

Notes to Financial Statements (Cont.)

ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options.

The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the

Notes to Financial Statements (Cont.)

Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$67,611	$10,223	$(1,442)	$(62)	$(3,469)	$72,861	$0	$0
PIMCO All Asset: Multi-Real Fund	55,966	3,776	(7,271)	(263)	1,427	53,635	2,037	0
PIMCO CommoditiesPLUS® Strategy Fund	3,816	339	(580)	140	551	4,266	339	0
PIMCO CommodityRealReturn Strategy Fund®	3,497	266	(42)	(2)	586	4,305	266	0
PIMCO Dynamic Bond Fund	6,489	72	(641)	(22)	(197)	5,701	25	0
PIMCO Emerging Markets Bond Fund	16,733	2,737	(1,764)	(191)	(1,386)	16,129	176	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	7,163	788	(685)	(14)	(117)	7,135	35	0
PIMCO Emerging Markets Local Currency and Bond Fund	20,223	10,684	(694)	(96)	(1,771)	28,346	245	0
PIMCO Extended Duration Fund	4,454	1,447	(1,101)	(289)	(333)	4,178	32	0
PIMCO Government Money Market Fund	2,119	13,571	(13,646)	0	0	2,044	0	0
PIMCO High Yield Fund	7,669	1,016	(1,061)	65	(485)	7,204	81	0
PIMCO High Yield Spectrum Fund	174	0	(173)	(2)	1	0	0	0
PIMCO Income Fund	4,423	558	(567)	3	(239)	4,178	46	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,563	123	(2,797)	(98)	(316)	8,475	39	0
PIMCO Investment Grade Credit Bond Fund	2,106	372	(38)	(5)	(199)	2,236	20	0
PIMCO Long Duration Total Return Fund	6,951	630	(1,143)	(175)	(596)	5,667	59	0
PIMCO Long-Term Real Return Fund	5,407	99	(1,775)	(222)	(248)	3,261	66	0
PIMCO Long-Term U.S. Government Fund	3,461	925	(756)	(92)	(292)	3,246	18	0
PIMCO Low Duration Credit Fund	3,415	61	(71)	(2)	(58)	3,345	26	0
PIMCO Low Duration Fund	16,467	6,267	(4,308)	(111)	(459)	17,856	43	0
PIMCO RAE Emerging Markets Fund	1,291	9,292	(42)	(6)	(258)	10,277	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	13,038	158	(2,446)	22	474	11,246	0	0
PIMCO RAE International Fund	2,847	194	(43)	(3)	(72)	2,923	0	0
PIMCO RAE PLUS Fund	8,478	477	(7,597)	157	(271)	1,244	34	0
PIMCO RAE US Fund	6,965	93	(5,255)	(249)	266	1,820	0	0
PIMCO RAE US Small Fund	1,177	0	(365)	(31)	79	860	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	13,498	546	(2,096)	(31)	(243)	11,674	486	0
PIMCO Real Return Fund	3,932	45	(1,044)	74	(222)	2,785	46	0
PIMCO RealEstateRealReturn Strategy Fund	11,677	337	(1,182)	(59)	(819)	9,954	263	0
PIMCO StocksPLUS Long Duration Fund	6,004	1,811	(1,157)	(283)	(808)	5,567	35	0
PIMCO Short-Term Floating NAV Portfolio III	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	29,074	4,175	(13,729)	(613)	(1,072)	17,835	138	0
PIMCO TRENDS Managed Futures Strategy Fund	6,161	2,767	(164)	1	650	9,415	73	0
Totals	$353,849	$73,849	$(75,675)	$(2,459)	$(9,896)	$339,668	$4,628	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Bausch Health Co., Inc. 3.457% (LIBOR03M + 3.000%) due 06/02/2025 ~		$21	$21

Total Loan Participations and Assignments (Cost $21)			21

CORPORATE BONDS & NOTES 4.9%
BANKING & FINANCE 3.3%
American Campus Communities Operating Partnership LP 2.250% due 01/15/2029		100	92
Bank of America Corp.
1.658% due 03/11/2027 •		200	187
2.972% due 02/04/2033 •		500	469
3.864% due 07/23/2024 •		200	202
3.950% due 04/21/2025		200	204
Barclays PLC 4.972% due 05/16/2029 •		200	210
BGC Partners, Inc. 5.375% due 07/24/2023		100	102
BPCE SA 4.625% due 07/11/2024		100	102
Broadstone Net Lease LLC 2.600% due 09/15/2031		100	89
Brookfield Finance, Inc. 4.850% due 03/29/2029		100	107
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	98
Corebridge Financial, Inc. 3.850% due 04/05/2029 (a)		200	200
CPI Property Group SA 1.625% due 04/23/2027	EUR	100	102
Credit Suisse Group AG 7.500% due 12/11/2023 •(e)(g)		$400	415
CyrusOne LP 2.900% due 11/15/2024		100	100
Deutsche Bank AG 3.035% due 05/28/2032 •(h)		200	180
Discover Financial Services 4.500% due 01/30/2026		100	103
GLP Capital LP 5.250% due 06/01/2025		150	155
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	401
HSBC Holdings PLC
4.300% due 03/08/2026		200	205
4.583% due 06/19/2029 •		200	206
ING Bank NV 2.625% due 12/05/2022		100	101
ING Groep NV 4.100% due 10/02/2023		200	203
JPMorgan Chase & Co. 3.782% due 02/01/2028 •		300	304
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	308
LXP Industrial Trust 2.375% due 10/01/2031		300	267
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	194
Morgan Stanley
2.239% due 07/21/2032 •		200	177
4.431% due 01/23/2030 •		200	209
NatWest Group PLC 1.642% due 06/14/2027 •		200	183
Realty Income Corp. 3.100% due 12/15/2029		100	98
Sabra Health Care LP 3.900% due 10/15/2029		100	96
Societe Generale SA 7.875% due 12/18/2023 •(e)(g)		200	210
Spirit Realty LP 4.000% due 07/15/2029		100	101

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	200	197
Wells Fargo & Co.
3.196% due 06/17/2027 •	100	99
4.150% due 01/24/2029	200	208

		6,884

INDUSTRIALS 1.3%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	73	72
American Airlines Pass-Through Trust 3.500% due 08/15/2033	178	160
Arrow Electronics, Inc. 4.500% due 03/01/2023	100	102
British Airways Pass-Through Trust 3.300% due 06/15/2034	279	264
Broadcom, Inc. 3.187% due 11/15/2036	100	87
Campbell Soup Co. 3.650% due 03/15/2023	58	59
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	98
Energy Transfer LP 3.900% due 07/15/2026	100	101
Fortune Brands Home & Security, Inc. 4.000% due 03/25/2032	500	501
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022	100	100
Las Vegas Sands Corp. 3.200% due 08/08/2024	100	96
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	296
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	103
Reynolds American, Inc. 4.450% due 06/12/2025	100	102
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	80	80
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	150	153
Syngenta Finance NV 4.441% due 04/24/2023	200	203

		2,577

UTILITIES 0.3%
AT&T, Inc. 2.550% due 12/01/2033	352	314
Exelon Corp. 3.950% due 06/15/2025	100	102
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	100	100
ONEOK, Inc. 4.550% due 07/15/2028	100	103
Petrobras Global Finance BV 5.093% due 01/15/2030	89	89

		708

Total Corporate Bonds & Notes (Cost $10,522)		10,169

MUNICIPAL BONDS & NOTES 0.1%
PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.388% (US0003M + 0.130%) due 10/25/2036 ~	92	91

VIRGINIA 0.0%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	100	77

Total Municipal Bonds & Notes (Cost $191)		168

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
0.506% due 11/25/2046 •	164	164
0.556% due 07/25/2046 •	59	60
0.576% due 09/25/2046 •	61	61
2.033% due 05/01/2038 •	98	102
Freddie Mac
3.500% due 09/01/2047	63	63
4.000% due 08/01/2047	197	204
Uniform Mortgage-Backed Security 3.500% due 11/01/2045 - 09/01/2046	183	186

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2037 - 04/01/2052		4,300	4,043
2.500% due 04/01/2052		4,000	3,817
3.000% due 05/01/2052		2,800	2,733
3.500% due 04/01/2052 - 06/01/2052		3,800	3,797
4.000% due 05/01/2052		1,500	1,526

Total U.S. Government Agencies (Cost $17,029)			16,756

U.S. TREASURY OBLIGATIONS 24.4%
U.S. Treasury Bonds
1.625% due 11/15/2050		1,300	1,067
1.750% due 08/15/2041		1,100	954
1.875% due 02/15/2041		600	535
2.000% due 11/15/2041 (j)		2,000	1,810
2.250% due 05/15/2041		3,400	3,212
2.250% due 02/15/2052		200	192
2.375% due 02/15/2042		200	193
2.375% due 05/15/2051		2,500	2,453
U.S. Treasury Notes
0.125% due 05/31/2023		9,800	9,602
0.375% due 04/30/2025		1,600	1,499
0.375% due 12/31/2025		100	92
0.625% due 05/15/2030		1,300	1,134
0.625% due 08/15/2030		1,000	869
0.750% due 04/30/2026		900	838
0.750% due 05/31/2026		14,600	13,582
0.750% due 01/31/2028		1,200	1,089
1.125% due 08/31/2028		1,000	922
1.125% due 02/15/2031		300	271
1.250% due 04/30/2028		1,900	1,770
1.375% due 10/15/2022 (l)		1,050	1,051
1.375% due 10/31/2028		520	486
1.625% due 05/15/2031		7,100	6,686

Total U.S. Treasury Obligations (Cost $54,032)			50,307

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 0.327% due 08/27/2036 ~		108	103
BANK 4.165% due 05/15/2061 ~		100	103
Citigroup Mortgage Loan Trust 2.994% due 07/25/2037 ^~		49	45
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		36	34
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	24	25
Lehman XS Trust 0.657% due 07/25/2047 ^•		$249	252

Total Non-Agency Mortgage-Backed Securities (Cost $550)			562

ASSET-BACKED SECURITIES 2.3%
Atrium Corp. 1.089% due 04/22/2027 •		223	222
CIT Mortgage Loan Trust 1.957% due 10/25/2037 •		100	100
Citigroup Mortgage Loan Trust 0.717% due 08/25/2036 •		96	95
Countrywide Asset-Backed Certificates
0.607% due 06/25/2047 ^•		11	12
0.657% due 06/25/2047 ^•		115	106
0.687% due 05/25/2037 ~		622	599
Crestline Denali CLO Ltd. 1.399% due 10/23/2031 •		300	296
ECMC Group Student Loan Trust 1.207% due 02/27/2068 •		60	59
Fremont Home Loan Trust 0.607% due 10/25/2036 •		383	200
GSAMP Trust 1.237% due 07/25/2045 •		222	221
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	69	76
JP Morgan Mortgage Acquisition Corp. 1.042% due 05/25/2035 •		$339	337
Jubilee CLO DAC 0.298% due 12/15/2029 ~	EUR	208	229
Lehman XS Trust 1.257% due 10/25/2035 •		$7	7
Long Beach Mortgage Loan Trust 1.507% due 06/25/2035 •		260	258
Morgan Stanley ABS Capital, Inc. Trust 0.587% due 10/25/2036 •		147	137

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

Navient Student Loan Trust 1.507% due 12/27/2066 •	111	112
Option One Mortgage Loan Trust 1.222% due 08/25/2035 •	120	118
Palmer Square Loan Funding Ltd. 0.928% due 10/15/2029 •	300	298
S-Jets Ltd. 3.967% due 08/15/2042	173	147
SLM Student Loan Trust 1.376% due 12/15/2025 •	35	35
Sound Point CLO Ltd. 1.464% due 07/20/2032 •	300	299
Structured Asset Investment Loan Trust 0.629% due 07/25/2036 •	612	433
TICP CLO Ltd. 1.094% due 04/20/2028 •	119	119
Vibrant CLO Ltd. 1.374% due 07/20/2032 •	300	298

Total Asset-Backed Securities (Cost $4,646)		4,813

SHORT-TERM INSTRUMENTS 45.7%
REPURCHASE AGREEMENTS (i) 30.5%		62,888

U.S. TREASURY BILLS 12.9%
0.175% due 04/21/2022 - 06/16/2022 (b)(c)(l)	26,500	26,493

U.S. TREASURY CASH MANAGEMENT BILLS 2.3%
0.203% due 05/17/2022 (c)(d)(l)	4,800	4,799

Total Short-Term Instruments (Cost $94,180)		94,180

Total Investments in Securities (Cost $181,171)		176,976

	SHARES
INVESTMENTS IN AFFILIATES 23.8%
MUTUAL FUNDS (f) 6.2%
PIMCO Income Fund	1,137,521	12,877

Total Mutual Funds (Cost $13,643)		12,877

SHORT-TERM INSTRUMENTS 17.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.6%
PIMCO Short-Term Floating NAV Portfolio III	3,727,785	36,197

Total Short-Term Instruments (Cost $36,656)		36,197

Total Investments in Affiliates (Cost $50,299)		49,074

Total Investments 109.6% (Cost $231,470)		$226,050
Financial Derivative Instruments (k)(m) (0.9)%(Cost or Premiums, net $439)		(1,942)
Other Assets and Liabilities, net (8.7)%		(17,888)

Net Assets 100.0%		$206,220

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/16/2021	$202	$180	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.280%	03/31/2022	04/01/2022	$60,900	U.S. Treasury Bonds 3.125% due 02/15/2043	$(62,259)	$60,900	$60,900
FICC	0.010	03/31/2022	04/01/2022	1,988	U.S. Treasury Bills 0.000% due 08/04/2022	(2,028)	1,988	1,988

Total Repurchase Agreements	$(64,287)	$62,888	$62,888

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed	Payable for Sale-Buyback Transactions

BCY	0.330%	03/25/2022	04/01/2022	$(715)	$(716)

Total Sale-Buyback Transactions	$(716)

(j)	Securities with an aggregate market value of $724 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(5)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index June Futures	06/2022	317	$71,812	$5,187	$0	$(1,034)
Mini MSCI EAFE Index June Futures	06/2022	478	51,251	2,816	0	(863)

$8,003	$0	$(1,897)

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin(5)
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

United Kingdom Long Gilt June Futures				06/2022	13		$(2,070)	$24		$2	$(7)

Total Futures Contracts								$8,027		$2	$(1,904)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2024	0.492%		$200	$(5)	$8	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$700	$(25)	$(33)	$(58)	$0	$(1)
CDX.HY-38 5-Year Index	5.000	Quarterly		06/20/2027		500	24	4	28	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly		06/20/2026		1,400	34	(8)	26	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		10,700	248	(61)	187	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		10,800	155	22	177	0	(1)

							$436	$(76)	$360	$0	$(3)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	0.980%	Semi-Annual	02/26/2024	CAD	2,400	$2	$(63)	$(61)	$2	$0
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024		1,200	0	(33)	(33)	1	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		300	6	(17)	(11)	0	0
Pay	CPURNSA	2.670	Maturity	05/05/2026		$500	0	(42)	(42)	3	0
Pay	CPURNSA	2.596	Maturity	07/09/2026		1,350	0	(107)	(107)	9	0
Pay	CPURNSA	2.573	Maturity	07/13/2026		1,350	0	(107)	(107)	9	0
Pay	UKRPI	3.686	Maturity	06/15/2031	GBP	200	0	(41)	(41)	0	(4)
Pay	UKRPI	3.708	Maturity	07/15/2031		500	0	(103)	(103)	0	(8)
Pay	UKRPI	3.858	Maturity	09/15/2031		200	0	(33)	(33)	0	(3)

							$8	$(546)	$(538)	$24	$(15)

Total Swap Agreements							$439	$(614)	$(175)	$24	$(18)

(l)	Securities with an aggregate market value of $7,262 and cash of $791 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(55) for closed future is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	05/2022	GBP	192		$257	$5	$0
BPS	04/2022	EUR	443		495	5	0
	04/2022		$41	EUR	37	0	0
	05/2022	CAD	151		$119	0	(2)
CBK	12/2022		$2	PEN	10	0	0
HUS	05/2022		113	CAD	141	0	0
MYI	05/2022		85	GBP	65	1	0
RBC	05/2022		80		61	0	0
SCX	05/2022	CAD	15		$12	0	0

Total Forward Foreign Currency Contracts						$11	$(2)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments			$0		$21	$0	$21
Corporate Bonds & Notes
Banking & Finance			200		6,684	0	6,884
Industrials			0		2,577	0	2,577
Utilities			0		708	0	708
Municipal Bonds & Notes
Pennsylvania			0		91	0	91
Virginia			0		77	0	77
U.S. Government Agencies			0		16,756	0	16,756
U.S. Treasury Obligations			0		50,307	0	50,307
Non-Agency Mortgage-Backed Securities			0		562	0	562
Asset-Backed Securities			0		4,813	0	4,813
Short-Term Instruments
Repurchase Agreements			0		62,888	0	62,888
U.S. Treasury Bills			0		26,493	0	26,493
U.S. Treasury Cash Management Bills			0		4,799	0	4,799

			$200		$176,776	$0	$176,976
Investments in Affiliates, at Value
Mutual Funds			12,877		0	0	12,877
Short-Term Instruments
Central Funds Used for Cash Management Purposes			36,197		0	0	36,197

			$49,074		$0	$0	$49,074

Total Investments			$49,274		$176,776	$0	$226,050

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			2		24	0	26
Over the counter			0		11	0	11

			$2		$35	$0	$37
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(1,904)		(18)	0	(1,922)
Over the counter			0		(2)	0	(2)

			$(1,904)		$(20)	$0	$(1,924)

Total Financial Derivative Instruments			$(1,902)		$15	$0	$(1,887)

Totals			$47,372		$176,791	$0	$224,163

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$12,293	$1,224	$0	$0	$(640)	$12,877	$126	$0
PIMCO Short-Term Floating NAV Portfolio III	37,802	36,523	(38,100)	(74)	46	36,197	23	0
Totals	$50,095	$37,747	$(38,100)	$(74)	$(594)	$49,074	$149	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.

Currency Abbreviations:
CAD	Canadian Dollar	GBP	British Pound	PEN	Peruvian New Sol
EUR	Euro

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.6% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.6%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,100	$1,111
ING Bank NV 2.625% due 12/05/2022		500	502
Natwest Group PLC
2.516% (US0003M + 1.550%) due 06/25/2024 ~		400	404
4.519% due 06/25/2024 •		300	305
UniCredit SpA 7.830% due 12/04/2023		1,650	1,754

			4,076

INDUSTRIALS 0.0%
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023		50	51

UTILITIES 0.1%
Petrobras Global Finance BV
5.093% due 01/15/2030		579	579
6.625% due 01/16/2034	GBP	100	132

			711

Total Corporate Bonds & Notes (Cost $4,736)			4,838

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
0.807% due 05/25/2042 •		$2	2
1.304% due 10/01/2044 •		2	2
1.739% due 01/01/2036 •		11	11
1.959% due 05/25/2035 ~		10	10
1.979% due 07/01/2035 •		8	8
2.030% due 11/01/2035 •		3	3
2.423% due 11/01/2034 •		8	8
Freddie Mac
0.456% due 07/15/2044 •		241	239
0.717% due 08/25/2031 •		1	1
0.847% due 09/15/2042 •		348	347
1.304% due 02/25/2045 •		27	27
1.745% due 09/01/2036 •		25	26
1.885% due 10/01/2036 •		34	34
2.000% due 07/01/2036 •		62	64
2.350% due 01/01/2034 •		1	1
Ginnie Mae
0.382% due 08/20/2068 •		392	383
1.029% due 04/20/2067 •		301	300
U.S. Small Business Administration 5.510% due 11/01/2027		62	64
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2052		500	489
3.500% due 06/01/2052		4,462	4,446
4.000% due 05/01/2052		10,328	10,507

Total U.S. Government Agencies (Cost $17,088)			16,972

U.S. TREASURY OBLIGATIONS 95.9%
U.S. Treasury Bonds
1.625% due 11/15/2050 (d)		5,880	4,826
3.000% due 05/15/2045		80	85
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2022		19,613	19,688
0.125% due 07/15/2022		9,652	9,917
0.125% due 01/15/2023 (d)		37,567	38,881
0.125% due 07/15/2024 (d)		30,303	31,808
0.125% due 10/15/2024 (d)		41,082	42,983
0.125% due 04/15/2025 (d)		37,650	39,365
0.125% due 10/15/2025		11,916	12,494
0.125% due 04/15/2026		23,161	24,218
0.125% due 07/15/2026 (d)		42,940	45,152
0.125% due 10/15/2026 (d)		110,297	115,989

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

0.125% due 01/15/2030		6,511	6,878
0.125% due 07/15/2030		1,074	1,140
0.125% due 07/15/2031		12,847	13,675
0.125% due 01/15/2032 (d)		7,706	8,203
0.250% due 01/15/2025		17,326	18,174
0.250% due 07/15/2029		1,154	1,233
0.375% due 07/15/2023		8,078	8,480
0.375% due 07/15/2025		13,839	14,640
0.375% due 01/15/2027		3,793	4,022
0.375% due 07/15/2027 (h)		322	343
0.500% due 04/15/2024		25,588	26,898
0.500% due 01/15/2028		8,920	9,547
0.625% due 04/15/2023 (d)		35,792	37,321
0.625% due 01/15/2024 (f)		25,808	27,148
0.625% due 01/15/2026		24,403	26,026
0.625% due 02/15/2043 (d)		183	205
0.750% due 07/15/2028		4,345	4,754
0.875% due 01/15/2029		14,883	16,442
1.000% due 02/15/2046		712	867
1.375% due 02/15/2044		121	155
1.750% due 01/15/2028		1,842	2,110
2.125% due 02/15/2040 (h)		299	423
2.125% due 02/15/2041		1,386	1,961
2.375% due 01/15/2025		7,724	8,575
2.500% due 01/15/2029		2,147	2,617
3.875% due 04/15/2029 (d)		645	853
3.875% due 04/15/2029		128	170

Total U.S. Treasury Obligations (Cost $628,604)			628,266

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Alliance Bancorp Trust 0.937% due 07/25/2037 •		141	131
Banc of America Mortgage Trust
2.409% due 11/25/2035 ^~		8	7
2.496% due 06/25/2035 ~		18	17
Bear Stearns Adjustable Rate Mortgage Trust
2.632% due 01/25/2035 ~		57	60
2.923% due 03/25/2035 ~		31	30
2.947% due 07/25/2036 ^~		21	20
Citigroup Mortgage Loan Trust 3.185% due 09/25/2037 ^~		126	119
Countrywide Alternative Loan Trust
0.644% due 12/20/2046 ^•		624	547
0.697% due 06/25/2036 •		389	380
5.000% due 07/25/2035		47	34
6.000% due 02/25/2037 ^		127	74
Countrywide Home Loan Mortgage Pass-Through Trust
2.713% due 10/20/2035 ~		1,023	1,017
3.095% due 08/25/2034 ^~		1	1
Credit Suisse Mortgage Capital Certificates
0.607% due 09/29/2036 •		296	290
3.779% due 10/26/2036 ~		33	31
Eurosail PLC 1.972% due 06/13/2045 •	GBP	187	245
First Horizon Alternative Mortgage Securities Trust
2.134% due 06/25/2034 ~		$5	5
6.000% due 02/25/2037 ^		40	23
GreenPoint Mortgage Funding Trust
0.817% due 09/25/2046 •		83	80
0.997% due 11/25/2045 •		5	5
GSR Mortgage Loan Trust 2.568% due 01/25/2035 ~		8	8
HarborView Mortgage Loan Trust 0.642% due 03/19/2036 ^•		20	20
Hawksmoor Mortgages 1.240% due 05/25/2053 •	GBP	955	1,257
HomeBanc Mortgage Trust 1.117% due 10/25/2035 •		$6	6
IndyMac INDA Mortgage Loan Trust 2.914% due 11/25/2035 ^~		6	6
JP Morgan Mortgage Trust
2.291% due 02/25/2035 ~		19	19
2.547% due 08/25/2035 ~		17	17
2.598% due 07/25/2035 ~		9	10
Lehman XS Trust 1.607% due 12/25/2037 •		474	502
MASTR Adjustable Rate Mortgages Trust 2.759% due 11/21/2034 ~		8	8
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 1.137% due 09/15/2030 •		54	54
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		795	779

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

Residential Accredit Loans, Inc. Trust
1.016% due 10/25/2037 ~		24	24
1.501% due 09/25/2045 •		59	57
Residential Asset Securitization Trust 0.857% due 05/25/2035 •		56	40
Sequoia Mortgage Trust 0.849% due 07/20/2036 •		81	74
Structured Adjustable Rate Mortgage Loan Trust
1.541% due 01/25/2035 ^•		6	6
2.459% due 02/25/2034 ~		4	4
Structured Asset Mortgage Investments Trust
0.877% due 04/25/2036 •		5	5
1.109% due 10/19/2034 •		7	6
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	736	971
WaMu Mortgage Pass-Through Certificates Trust
0.911% due 05/25/2047 •		$110	105
2.019% due 08/25/2035 ~		2	2
2.859% due 12/25/2035 ~		58	58
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		11	11

Total Non-Agency Mortgage-Backed Securities (Cost $6,934)			7,165

ASSET-BACKED SECURITIES 7.9%
American Money Management Corp. CLO Ltd.
1.218% due 04/14/2029 •		592	590
1.316% due 11/10/2030 •		300	296
Apidos CLO
1.141% due 07/18/2029 •		600	595
1.171% due 07/17/2030 •		600	599
1.204% due 10/20/2030 •		500	497
Arbor Realty Commercial Real Estate Notes Ltd. 1.500% due 01/15/2037 •		1,200	1,194
Ares CLO Ltd.
1.111% due 01/15/2029 •		379	376
1.291% due 01/15/2032 ~		300	298
Argent Mortgage Loan Trust 0.937% due 05/25/2035 •		67	63
Argent Securities Trust
0.757% due 07/25/2036 •		273	256
0.777% due 05/25/2036 •		589	183
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	700	768
Asset-Backed Funding Certificates Trust 0.597% due 10/25/2036 •		$911	874
ASSURANT CLO Ltd. 1.294% due 10/20/2031 •		1,200	1,191
Atlas Senior Loan Fund Ltd. 1.339% due 04/22/2031 •		500	497
Atrium Corp. 1.089% due 04/22/2027 •		358	356
BDS Ltd. 1.541% due 08/15/2036 •		187	187
Birch Grove CLO Ltd. 1.956% due 06/15/2031 •		300	299
Black Diamond CLO DAC 0.650% due 10/03/2029 •	EUR	71	78
Blackrock European CLO DAC 0.620% due 10/15/2031 •		500	546
Brookside Mill CLO Ltd. 1.061% due 01/17/2028 •		$363	363
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •	EUR	700	767
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		400	439
Carlyle U.S. CLO Ltd. 1.254% due 04/20/2031 •		$700	695
Carrington Mortgage Loan Trust 1.504% due 07/20/2030 •		700	698
CIFC Funding Ltd. 1.474% due 07/20/2030 •		400	398
CIT Mortgage Loan Trust
1.807% due 10/25/2037 •		211	211
1.957% due 10/25/2037 •		600	602
Citigroup Mortgage Loan Trust 0.917% due 12/25/2036 •		38	31
Citigroup Mortgage Loan Trust, Inc. 0.952% due 10/25/2036 •		400	389
Countrywide Asset-Backed Certificates
0.647% due 11/25/2037 •		551	529
0.707% due 03/25/2037 •		200	193
1.657% due 10/25/2035 •		17	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

Countrywide Asset-Backed Certificates Trust, Inc. 1.197% due 08/25/2047 •		123	120
Credit-Based Asset Servicing & Securitization LLC
0.577% due 07/25/2037 •		9	7
0.677% due 07/25/2037 •		40	30
Crestline Denali CLO Ltd. 1.399% due 10/23/2031 •		300	296
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	400	437
0.650% due 10/15/2031 •		800	877
Dryden Euro CLO DAC 0.860% due 05/15/2034 ~		400	440
Dryden Senior Loan Fund
1.141% due 04/15/2029 •		$288	286
1.497% due 01/17/2033 •		400	398
Ellington Loan Acquisition Trust 1.557% due 05/25/2037 •		23	23
Fremont Home Loan Trust 0.592% due 10/25/2036 •		100	95
Galaxy CLO Ltd. 1.211% due 10/15/2030 •		400	397
GoldenTree Loan Management U.S. CLO Ltd. 1.164% due 11/20/2030 •		900	891
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		45	31
GSAMP Trust
0.527% due 12/25/2036 •		47	28
1.432% due 03/25/2035 ^•		80	78
Harvest CLO DAC
0.650% due 06/26/2030 •	EUR	891	978
0.680% due 10/20/2031 •		500	546
Home Equity Asset Trust 1.132% due 02/25/2036 •		$360	356
IndyMac INDB Mortgage Loan Trust 0.597% due 07/25/2036 •		238	86
JP Morgan Mortgage Acquisition Trust 0.667% due 10/25/2036 ~		38	38
Jubilee CLO DAC
0.298% due 12/15/2029 ~	EUR	1,619	1,784
0.600% due 04/15/2030 •		300	329
KKR CLO Ltd. 1.181% due 07/18/2030 •		$900	899
LCM LP
1.118% due 07/19/2027 ~•		268	266
1.294% due 07/20/2031 •		1,300	1,294
1.311% due 04/15/2031 •		600	595
LCM Ltd. 1.375% due 07/20/2030 •		1,600	1,592
Lehman XS Trust
0.777% due 05/25/2036 •		85	97
5.022% due 06/25/2036 þ		132	137
LoanCore Issuer Ltd.
1.527% due 05/15/2036 •		149	149
1.600% due 01/17/2037 •		600	597
Long Beach Mortgage Loan Trust 0.577% due 08/25/2036 •		515	250
Madison Park Funding Ltd.
1.238% due 07/27/2031 •		1,000	993
1.378% due 04/25/2032 •		800	796
Magnetite Ltd. 1.221% due 04/15/2031 •		700	697
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	173	191
Marathon CLO Ltd. 1.350% due 11/21/2027 •		$252	252
MASTR Asset-Backed Securities Trust 0.607% due 10/25/2036 •		174	70
MidOcean Credit CLO 1.229% due 01/29/2030 •		300	298
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ^~		53	39
6.410% due 11/25/2036 þ		702	233
Mountain View CLO LLC 1.331% due 10/16/2029 •		780	780
MP CLO Ltd. 1.131% due 10/18/2028 •		295	294
Neuberger Berman CLO Ltd. 1.171% due 10/18/2029 •		800	793
New Century Home Equity Loan Trust 1.222% due 02/25/2035 ~		87	86
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	300	329
Octagon Loan Funding Ltd. 1.668% due 11/18/2031 •		$400	399

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

OZLM Ltd. 1.549% due 10/30/2030 •		692	693
Palmer Square European Loan Funding DAC 0.720% due 10/15/2031 •	EUR	600	662
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •		$1,000	992
1.280% due 05/20/2029 •		1,161	1,157
Renaissance Home Equity Loan Trust 1.557% due 09/25/2037 •		950	505
Residential Asset Securities Corp. Trust
0.917% due 06/25/2036 •		214	208
0.952% due 04/25/2036 •		115	114
Saxon Asset Securities Trust 0.767% due 09/25/2037 •		130	127
Securitized Asset-Backed Receivables LLC Trust
0.757% due 07/25/2036 •		298	156
0.777% due 07/25/2036 •		141	62
0.957% due 05/25/2036 •		495	325
SLM Student Loan Trust
0.808% due 10/25/2064 •		389	380
1.758% due 04/25/2023 •		579	580
Sound Point CLO Ltd.
1.159% due 01/23/2029		282	282
1.234% due 10/20/2030 •		1,300	1,290
1.238% due 07/25/2030 •		1,000	1,001
1.249% due 01/23/2029 •		677	676
1.391% due 04/18/2031 •		600	598
Soundview Home Loan Trust 0.657% due 06/25/2037 •		629	493
Structured Asset Securities Corp. Mortgage Loan Trust 1.731% due 04/25/2035 •		78	78
Symphony CLO Ltd. 1.188% due 07/14/2026 •		52	52
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		500	496
TPG Real Estate Finance Issuer Ltd. 1.700% due 02/15/2039 •		400	397
Venture CLO Ltd.
1.121% due 07/15/2027 •		70	70
1.274% due 04/20/2029 •		509	510
1.384% due 04/20/2032 •		700	696
1.459% due 07/30/2032 •		300	298
1.496% due 09/07/2030 •		400	400
Vibrant CLO Ltd. 1.374% due 07/20/2032 •		400	397
VMC Finance LLC 1.950% due 02/18/2039 •		1,400	1,414
Voya CLO Ltd. 1.221% due 06/07/2030 •		700	697

Total Asset-Backed Securities (Cost $52,831)			51,558

SOVEREIGN ISSUES 8.7%
Argentina Government International Bond
0.500% due 07/09/2030 þ		228	69
1.125% due 07/09/2035 þ		150	43
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,393	17
40.178% (BADLARPP) due 10/04/2022 ~		100	0
Australia Government International Bond 3.000% due 09/20/2025	AUD	2,191	1,830
Canada Government Real Return Bond 4.250% due 12/01/2026	CAD	992	971
France Government International Bond
0.100% due 03/01/2026	EUR	2,413	2,989
0.100% due 07/25/2031		5,779	7,566
0.250% due 07/25/2024		783	956
2.100% due 07/25/2023		2,593	3,135
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033		2,763	3,180
0.400% due 05/15/2030		3,729	4,476
1.400% due 05/26/2025		9,886	11,901
Japan Government International Bond
0.005% due 03/10/2031	JPY	80,934	701
0.100% due 03/10/2028		99,539	859
0.100% due 03/10/2029		364,133	3,150
Mexico Government International Bond 7.750% due 05/29/2031	MXN	7,972	389
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	2,964	2,155
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	185
Provincia de Buenos Aires 42.033% due 04/12/2025	ARS	980	5

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

Qatar Government International Bond 3.875% due 04/23/2023		$400	408
Saudi Government International Bond 4.000% due 04/17/2025		260	270
United Kingdom Gilt
0.125% due 03/22/2024	GBP	1,573	2,276
0.125% due 08/10/2028		2,264	3,650
1.250% due 11/22/2027		2,849	4,795
1.875% due 11/22/2022		772	1,089

Total Sovereign Issues (Cost $57,074)			57,065

		SHARES
PREFERRED SECURITIES 0.0%
FINANCIALS 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(b)		230,000	233

Total Preferred Securities (Cost $230)			233

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 36.7%
REPURCHASE AGREEMENTS (c) 36.7%			240,278

Total Short-Term Instruments (Cost $240,278)			240,278

Total Investments in Securities (Cost $1,007,775)			1,006,375

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		54,568	530

Total Short-Term Instruments (Cost $530)			530

Total Investments in Affiliates (Cost $530)			530

Total Investments 153.7% (Cost $1,008,305)			$1,006,905
Financial Derivative Instruments (e)(g) 1.7%(Cost or Premiums, net $(2,101))			11,141
Other Assets and Liabilities, net (55.4)%			(363,027)

Net Assets 100.0%			$655,019

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.280%	03/31/2022	04/01/2022	$7,700	U.S. Treasury Bonds 3.125% due 02/15/2043	$(7,872)	$7,700	$7,700
BPS	0.280	03/31/2022	04/01/2022	77,900	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(79,306)	77,900	77,901
FICC	0.010	03/31/2022	04/01/2022	3,876	U.S. Treasury Bills 0.000% due 08/04/2022	(3,954)	3,876	3,876
SAL	0.280	03/31/2022	04/01/2022	61,000	U.S. Treasury Notes 2.500% due 08/15/2023	(62,346)	61,000	61,000
SSB	0.010	03/31/2022	04/01/2022	14,702	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(14,996)	14,702	14,702
TDM	0.280	03/31/2022	04/01/2022	75,100	U.S. Treasury Notes 2.000% due 11/15/2026	(77,233)	75,100	75,101

Total Repurchase Agreements	$(245,707)	$240,278	$240,280

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

JPS	0.250%	03/25/2022	04/01/2022	$(112,739)	$(112,744)

Total Reverse Repurchase Agreements	$(112,744)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)

BCY	0.250%	03/25/2022	04/08/2022	$(24,865)	$(24,866)
0.330	03/31/2022	04/01/2022	(43,121)	(43,122)
BOS	0.330	03/30/2022	04/01/2022	(4,115)	(4,115)
0.330	03/31/2022	04/01/2022	(8,248)	(8,248)
BPG	0.340	03/22/2022	04/05/2022	(4,529)	(4,529)
0.350	04/01/2022	04/04/2022	(124,579)	(124,579)
CSN	0.340	03/24/2022	04/04/2022	(1,844)	(1,844)
GSC	0.340	03/31/2022	04/01/2022	(123,870)	(123,871)
MSC	0.370	04/01/2022	04/04/2022	(112,729)	(112,729)
TDL	0.340	03/31/2022	04/04/2022	(2,989)	(2,989)
UBS	0.220	02/25/2022	04/08/2022	(3,118)	(3,119)

Total Sale-Buyback Transactions	$(454,011)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2052	$1,000	$(955)	$(952)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2052	1,700	(1,670)	(1,663)

Total Short Sales (0.4)%	$(2,625)	$(2,615)

(d)	Securities with an aggregate market value of $562,872 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(8,769) at a weighted average interest rate of 0.250%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(9) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CMX Gold September 2022 Futures	$2,400.000	08/25/2022	5	$1	$(13)	$(11)
Call - NYMEX Crude May 2022 Futures	100.000	04/14/2022	12	12	(26)	(61)
Put - NYMEX Natural Gas January 2023 Futures	5.000	12/27/2022	1	10	(9)	(6)
Put - NYMEX Natural Gas March 2023 Futures	4.250	02/23/2023	1	10	(9)	(6)

Total Written Options	$(57)	$(84)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	163	$44,762	$(441)	$54	$(31)
Arabica Coffee September Futures	09/2022	3	254	(20)	5	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	1	3	2	0	0
Brent Crude December Futures	10/2023	3	260	(2)	0	(2)
Brent Crude June Futures	04/2022	8	838	50	0	(54)
Brent Crude June Futures	04/2023	15	1,357	73	0	(20)
Brent Crude June Futures	04/2024	2	167	(1)	0	(1)
California Carbon Allowance Vintage December Futures	12/2022	187	5,814	671	0	(60)
Call Options Strike @ EUR 115.200 on Euro-Schatz Bond June 2022 Futures (1)	05/2022	508	3	0	0	0
Call Options Strike @ EUR 150.000 on Euro-Bobl Bond June 2022 Futures (1)	05/2022	99	1	0	0	0
Cocoa July Futures	07/2022	16	430	15	0	0
Copper July Futures	07/2022	6	713	11	0	0
Corn September Futures	09/2022	7	244	15	8	0
Cotton No. 2 December Futures	12/2022	5	278	18	0	(3)
Euro-Mill Wheat December Futures	12/2022	15	269	40	7	0
Euro-Mill Wheat September Futures	09/2022	12	221	26	7	0
European Climate Exchange December Futures	12/2022	6	508	(59)	0	(35)
Gas Oil December Futures	12/2022	4	344	(2)	0	(2)
Gas Oil December Futures	12/2023	4	312	(7)	3	0
Gas Oil September Futures	09/2022	1	90	18	0	(2)
Hard Red Winter Wheat September Futures	09/2022	3	154	2	0	(2)
Henry Hub Natural Gas April Futures	03/2023	2	20	5	0	0
Henry Hub Natural Gas August Futures	07/2023	2	20	4	0	0
Henry Hub Natural Gas July Futures	06/2023	2	20	4	0	0
Henry Hub Natural Gas June Futures	05/2023	2	20	4	0	0
Henry Hub Natural Gas May Futures	04/2023	2	20	4	0	0
Henry Hub Natural Gas October Futures	09/2023	2	20	5	0	0
Henry Hub Natural Gas September Futures	08/2023	2	20	4	0	0
Iron Ore July Futures	07/2022	75	1,199	66	0	(1)
Live Cattle June Futures	06/2022	28	1,536	(34)	0	(10)
Natural Gas March Futures	02/2023	9	473	33	5	0
Natural Gas September Futures	08/2022	3	172	26	1	0
New York Harbor September Futures	08/2022	1	126	23	0	(4)
Nickel July Futures	07/2022	1	193	(5)	0	(5)
Palladium June Futures	06/2022	1	226	(26)	1	0
Platinum July Futures	07/2022	3	149	(7)	0	(1)
RBOB Gasoline September Futures	08/2022	2	241	23	0	(10)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2022	3	(19)	(14)	3	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2022	3	(18)	(12)	4	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2022	3	(18)	(12)	4	0
Soybean July Futures	07/2022	14	1,119	(28)	0	(31)
Soybean Meal December Futures	12/2022	7	288	0	0	(9)
Soybean Meal July Futures	07/2022	74	3,400	(11)	0	(55)
Soybean November Futures	11/2022	12	852	(13)	0	(30)
Soybean Oil December Futures	12/2022	5	191	(5)	0	(6)
U.S. Treasury 2-Year Note June Futures	06/2022	284	60,186	(708)	47	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	30	5,314	127	32	0
WTI Crude December Futures	11/2022	107	9,587	702	0	(339)
WTI Crude December Futures	11/2023	7	568	13	0	(5)
WTI Crude June Futures	05/2023	15	1,269	(16)	0	(16)
WTI Crude May Futures	04/2022	8	802	(70)	0	(60)
WTI Crude September Futures	08/2022	1	93	7	0	(5)
Zinc July Futures	07/2022	2	209	16	16	0

				$536	$197	$(799)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2022	7	$(611)	$(13)	$0	$(13)
Arabica Coffee July Futures	07/2022	7	(594)	(16)	0	(12)
Australia Government 3-Year Note June Futures	06/2022	22	(1,809)	30	0	(8)
Australia Government 10-Year Bond June Futures	06/2022	8	(759)	31	3	(6)
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	1	(4)	(1)	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	1	(3)	(1)	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2022	1	(4)	(1)	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2022	1	(4)	(2)	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2022	5	(21)	2	2	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	1	(3)	(1)	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	1	(3)	(1)	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	1	(3)	(1)	0	0
Brent Crude December Futures	10/2022	95	(9,073)	(381)	278	0
Brent Crude December Futures	10/2024	9	(733)	(12)	0	(6)
Brent Crude September Futures	07/2022	2	(199)	(12)	9	0
Call Options Strike @ USD 102.000 on Brent Crude June 2022 Futures(1)	04/2022	12	(95)	(65)	62	0
Corn July Futures	07/2022	102	(3,738)	(156)	0	(66)
Euro-Bobl June Futures	06/2022	160	(22,808)	247	64	(135)
Euro-BTP Italy Government Bond June Futures	06/2022	145	(19,766)	549	20	(103)
Euro-Bund 10-Year Bond June Futures	06/2022	30	(5,266)	33	7	(50)
Euro-Buxl 30-Year Bond June Futures	06/2022	1	(206)	11	0	(3)
Euro-OAT France Government 10-Year Bond June Futures	06/2022	56	(9,386)	268	15	(90)
Euro-Schatz June Futures	06/2022	508	(62,230)	294	79	(110)
Gold 100 oz. June Futures	06/2022	24	(4,690)	(45)	0	(36)
Hard Red Winter Wheat July Futures	07/2022	8	(412)	8	6	0
Japan Government 10-Year Bond June Futures	06/2022	4	(4,919)	30	0	(22)
Lean Hogs June Futures	06/2022	25	(1,206)	(64)	36	0
Natural Gas January Futures	12/2022	5	(302)	(13)	0	(3)
Natural Gas July Futures	06/2022	11	(633)	(77)	0	(5)
Natural Gas June Futures	05/2022	5	(499)	(98)	0	(66)
Natural Gas October Futures	09/2022	5	(287)	(36)	0	(2)
Put Options Strike @ EUR 131.500 on Euro-Bobl Bond May 2022 Futures(1)	04/2022	14	(42)	(36)	11	(5)
Put Options Strike @ USD 87.000 on Brent Crude June 2023 Futures(1)	04/2023	11	(146)	(5)	0	(5)
Silver July Futures	07/2022	1	(126)	3	0	0
Soybean Oil July Futures	07/2022	8	(329)	10	10	0
Sugar No. 11 Octomber Futures	09/2022	9	(195)	(16)	1	0
U.S. Treasury 5-Year Note June Futures	06/2022	217	(24,887)	14	0	(31)
U.S. Treasury 10-Year Note June Futures	06/2022	208	(25,558)	704	0	(52)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	65	(8,805)	(59)	0	(26)
U.S. Treasury 30-Year Bond June Futures	06/2022	282	(42,318)	1,321	0	(176)
United Kingdom Long Gilt June Futures	06/2022	10	(1,593)	23	2	(6)
Wheat December Futures	12/2022	6	(292)	(33)	6	0
Wheat July Futures	07/2022	18	(902)	75	19	0
Wheat September Futures	09/2022	3	(148)	8	3	0
WTI Crude December Futures	11/2023	4	(324)	3	3	0
WTI Crude June Futures	05/2022	20	(1,970)	(629)	143	0
WTI Crude June Futures	05/2024	16	(1,248)	5	3	0

				$1,895	$782	$(1,037)

Total Futures Contracts				$2,431	$979	$(1,836)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.285%	EUR	200	$1	$0	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.363		$200	(11)	14	3	0	0

							$(10)	$14	$4	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	3,400	$107	$265	$372	$0	$(14)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	(3)	(6)	(9)	0	(5)
Pay(7)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	10,300	0	(141)	(141)	6	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	1	4	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$600	31	(13)	18	0	0
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		3,500	0	100	100	0	(3)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		1,900	0	54	54	0	(1)
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		700	0	(37)	(37)	7	0
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		400	0	(29)	(29)	4	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	3,300	(24)	(644)	(668)	0	(6)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	60	59	1	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	0	(27)	(27)	2	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	2	2	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(13)	17	4	21	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		$700	0	52	52	0	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		1,200	(178)	152	(26)	0	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		3,970	0	305	305	0	(13)
Receive	CPURNSA	2.263	Maturity	04/27/2023		2,120	0	158	158	0	(6)
Receive	CPURNSA	2.560	Maturity	05/08/2023		13,100	(2,128)	2,056	(72)	0	(44)
Receive	CPURNSA	2.263	Maturity	05/09/2023		630	0	48	48	0	(2)
Receive	CPURNSA	2.281	Maturity	05/10/2023		960	0	70	70	0	(5)
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	0	11	11	0	(1)
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	(231)	(231)	14	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	(170)	(170)	10	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	(241)	(241)	15	0
Receive	CPURNSA	1,794.000	Maturity	08/24/2027		600	0	95	95	0	(5)
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	0	47	47	0	(2)
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	0	45	45	0	(2)
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	0	(80)	(80)	5	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	0	(76)	(76)	5	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	(176)	(176)	11	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	(208)	(204)	16	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	0	(62)	(62)	5	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	0	(93)	(93)	7	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	0	(93)	(93)	7	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	0	(177)	(177)	14	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	0	79	79	0	(8)
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	0	32	32	0	(4)
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	0	(142)	(142)	7	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	0	(60)	(60)	3	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	2	(404)	(402)	19	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	4	1,045	1,049	0	(60)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	800	0	60	60	2	0
Pay	FRCPXTOB	1.610	Maturity	07/15/2028		520	0	(44)	(44)	0	(1)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	(48)	(47)	3	0
Receive	UKRPI	4.220	Maturity	08/15/2022	GBP	1,100	0	91	91	2	0
Receive	UKRPI	4.180	Maturity	09/15/2022		1,700	0	136	136	3	0
Receive	UKRPI	4.480	Maturity	09/15/2023		500	0	44	44	2	0
Receive	UKRPI	6.290	Maturity	03/15/2024		3,900	(2)	15	13	17	0
Pay	UKRPI	3.330	Maturity	01/15/2025		12,100	358	(1,993)	(1,635)	0	(75)
Receive	UKRPI	4.735	Maturity	12/15/2026		3,100	(33)	194	161	28	0
Pay	UKRPI	3.633	Maturity	12/15/2028		200	0	(30)	(30)	0	(2)
Pay	UKRPI	3.400	Maturity	01/15/2030		2,800	(1)	(619)	(620)	0	(41)
Pay	UKRPI	3.480	Maturity	01/15/2030		100	1	(22)	(21)	0	(1)
Pay	UKRPI	3.346	Maturity	05/15/2030		300	1	(73)	(72)	0	(4)
Pay	UKRPI	3.400	Maturity	06/15/2030		2,100	35	(456)	(421)	0	(38)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

Pay	UKRPI	3.475	Maturity	08/15/2030	200	2	(50)	(48)	0	(3)
Pay	UKRPI	3.624	Maturity	02/15/2031	1,300	0	(302)	(302)	0	(21)
Pay	UKRPI	3.750	Maturity	04/15/2031	1,940	1	(414)	(413)	0	(33)
Pay	UKRPI	4.066	Maturity	09/15/2031	100	0	(13)	(13)	0	(2)
Pay	UKRPI	4.140	Maturity	10/15/2031	1,100	(13)	(117)	(130)	0	(16)
Receive	UKRPI	4.300	Maturity	01/15/2032	200	1	11	12	3	0
Pay	UKRPI	3.566	Maturity	03/15/2036	300	0	(82)	(82)	0	(7)
Pay	UKRPI	3.580	Maturity	03/15/2036	800	(5)	(210)	(215)	0	(19)

$(1,850)	$(2,338)	$(4,188)	$241	$(447)

Total Swap Agreements	$(1,860)	$(2,324)	$(4,184)	$241	$(447)

(f)	Securities with an aggregate market value of $909 and cash of $6,839 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Future styled option.
(2)	Unsettled variation margin asset of $210 and liability of $(140) for closed Futures agreements is outstanding at period end.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2022	EUR	7	$8	$0	$0
05/2022	GBP	182	244	5	0
05/2022	$134	EUR	121	1	0
09/2022	51	46	0	0
BPS	04/2022	CAD	4,932	$3,891	0	(54)
04/2022	EUR	1,017	1,124	7	(8)
04/2022	NZD	701	479	0	(6)
04/2022	$1,027	AUD	1,412	29	0
04/2022	2,992	CAD	3,734	0	(5)
04/2022	436	EUR	396	2	0
04/2022	1,925	JPY	226,600	0	(64)
05/2022	EUR	353	$393	3	(2)
05/2022	$516	EUR	464	1	(2)
07/2022	MXN	7,847	$375	0	(13)
07/2022	$153	EUR	127	0	(12)
BRC	04/2022	676	GBP	509	0	(8)
05/2022	154	EUR	137	0	(2)
BSH	05/2022	26	PEN	98	0	0
CBK	04/2022	26	97	0	0
05/2022	EUR	480	$548	16	0
05/2022	$27	PEN	98	0	0
10/2022	PEN	1,068	$270	0	(15)
GLM	05/2022	EUR	133	148	1	0
07/2022	141	175	18	0
07/2022	$173	EUR	141	0	(16)
11/2022	EUR	127	$157	15	0
HUS	04/2022	AUD	4,004	3,010	14	0
04/2022	EUR	7,388	8,154	3	(23)
04/2022	GBP	902	1,198	14	0
04/2022	$453	EUR	413	4	0
04/2022	700	GBP	537	6	0
04/2022	5,468	NZD	7,840	0	(35)
05/2022	EUR	81	$88	0	(2)
05/2022	NZD	7,840	5,465	34	0
05/2022	$572	EUR	515	0	(2)
05/2022	3,232	NZD	4,660	0	(4)
07/2022	EUR	69	$86	9	0
07/2022	$212	EUR	175	0	(18)
12/2022	273	239	0	(5)
JPM	07/2022	EUR	106	$122	5	0
09/2022	$62	EUR	55	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

MYI	04/2022	NZD	7,139		$4,791		0	(157)
	04/2022		$42,923	EUR	38,546		0	(281)
	05/2022	EUR	38,716		$43,149		283	0
	09/2022		$44	EUR	38		0	(1)
RBC	09/2022		36		33		0	0
SCX	04/2022	EUR	30,950		$34,808		569	0
	04/2022	GBP	11,312		15,182		322	0
	04/2022	JPY	898,065		7,802		426	0
	05/2022	GBP	11,168		14,701		34	0
	05/2022	JPY	670,172		5,525		16	0

Total Forward Foreign Currency Contracts							$1,837	$(736)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	950	$1	$238
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,190	91	298
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	10,100	50	14
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	610	45	153
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	20,700	114	54
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	1,400	87	128
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	22,000	134	49
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	10,100	52	14
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	900	66	227
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	2,900	182	251

							$822	$1,426

STRADDLE OPTIONS
Counterparty	Description			Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000%	06/16/2023	14	$2	$2
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	22	2	3

							$4	$5

Total Purchased Options							$826	$1,431

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900%	04/20/2022	1,000	$(1)	$0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	1,000	(1)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	04/20/2022	100	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	06/15/2022	400	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.100	06/15/2022	700	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	600	(3)	(1)
BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	07/20/2022	800	(1)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	5.500	06/15/2022	200	(2)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	06/15/2022	1,500	(3)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	04/20/2022	100	(1)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	05/18/2022	400	(2)	(2)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.500	05/18/2022	100	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	05/18/2022	500	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	05/18/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	05/18/2022	1,300	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	06/15/2022	1,200	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	600	(3)	(1)
CBK	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	05/18/2022	500	(1)	(1)
DUB	Put - OTC CDX.IG-37 5-Year Index		Sell	1.100	06/15/2022	1,500	(2)	(1)
GST	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.500	05/18/2022	100	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	05/18/2022	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	06/15/2022	600	(1)	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	900	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	800	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	06/15/2022	1,300	(2)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	04/20/2022	100	0	0
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	800	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.100	06/15/2022	1,800	(4)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	06/15/2022	2,500	(3)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	04/20/2022	100	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	05/18/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.050	05/18/2022	700	(1)	0

							$(50)	$(19)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,200	$(55)	$(23)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	600	(4)	0

							$(59)	$(23)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	04/07/2022	700	$(4)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.700	04/07/2022	700	(4)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	2,900	0	(402)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	3,590	(89)	(498)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	05/09/2022	900	(4)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	05/09/2022	900	(7)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	2,200	(50)	(27)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	1,810	(44)	(251)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/16/2022	700	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/16/2022	700	(3)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	4,600	(114)	(80)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.600	05/18/2022	4,400	(59)	(99)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	100	0	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	100	0	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	6,900	(87)	(202)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	1,600	(6)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	1,600	(6)	(13)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	04/08/2022	1,600	(6)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	04/08/2022	1,600	(9)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	4,900	(136)	(86)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	2,200	(51)	(28)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	2,800	(68)	(388)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	14,000	(185)	(422)

							$(935)	$(2,564)

OPTIONS ON INDICES
Counterparty	Description			Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC BCOMTR Index			109.225	06/23/2022	15	$(20)	$(15)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

	Call - OTC GOLDLNPM Index		2,500.000	03/28/2023	0	(17)	(16)
MYC	Call - OTC BCOMTR Index		125.925	12/16/2022	65	(143)	(529)
	Call - OTC BCOMTR Index		130.560	02/08/2023	6	(10)	(38)
UAG	Call - OTC BCOMTR Index		119.900	01/20/2023	5	(19)	(58)

						$(209)	$(656)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	$96.406	06/06/2022		200	$(1)	$(2)
	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	97.617	06/06/2022		100	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	98.406	06/06/2022		200	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	99.617	06/06/2022		100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.391	05/05/2022		100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.469	05/05/2022		100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.617	05/05/2022		100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.828	05/05/2022		100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052	100.414	04/06/2022		100	0	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.766	05/05/2022		100	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.914	05/05/2022		100	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.102	05/05/2022		100	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	98.625	06/06/2022		100	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	100.625	06/06/2022		100	0	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	97.438	06/06/2022		1,700	(9)	(20)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	99.438	06/06/2022		1,700	(8)	(6)
	Call - OTC Ginnie Mae, TBA 3.000% due 04/01/2052	101.191	04/14/2022		400	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	96.199	04/06/2022		100	0	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.625	04/06/2022		500	(2)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.656	04/06/2022		300	(1)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.734	04/06/2022		200	(1)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.000	04/06/2022		300	(1)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.344	04/06/2022		300	(1)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.391	04/06/2022		100	0	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.406	04/06/2022		400	(2)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.484	04/06/2022		400	(2)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.500	04/06/2022		200	(1)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.531	04/06/2022		300	(1)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.563	04/06/2022		100	0	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.188	04/06/2022		300	(1)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.734	04/06/2022		200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	100.000	04/06/2022		300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	96.344	05/05/2022		300	(2)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.344	05/05/2022		300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.508	05/05/2022		300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.523	05/05/2022		400	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	99.008	05/05/2022		200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052	100.875	04/06/2022		100	0	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.781	05/05/2022		700	(4)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.047	05/05/2022		700	(3)	(12)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052			99.539	05/05/2022		300	(1)		(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052			99.594	05/05/2022		300	(1)		(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052			100.781	05/05/2022		700	(3)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 04/01/2052			102.141	04/06/2022		100	0		(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 05/01/2052			101.000	05/05/2022		300	(1)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052			98.625	06/06/2022		600	(4)		(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052			99.500	06/06/2022		400	(2)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052			100.625	06/06/2022		600	(3)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052			101.500	06/06/2022		400	(1)		(1)

								$(71)		$(196)

STRADDLE OPTIONS
Counterparty	Description				Exercise Level(3)	Expiration Date	Notional Amount(1)	Premiums (Received)(3)		Market Value

BOA	Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement				0.000%	06/16/2023	0	$0		$0
MYC	Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement				0.000%	06/16/2023	0	0		0

Total Written Options								$(1,324)		$(3,458)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CIB	Receive	GOLDLNPM Index	$1,915.431	Maturity	05/27/2022	200	$0	$7	$7	$0
	Receive	LNK2	48,093.000	Maturity	05/16/2022	3	0	(44)	0	(44)
	Pay	LNK2	32,365.000	Maturity	05/16/2022	6	0	2	2	0
	Receive	LNU2	47,481.000	Maturity	09/19/2022	3	0	(53)	0	(53)
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	1,200	0	2	2	0
	Receive	GOLDLNPM Index	1,978.000	Maturity	03/28/2023	66	0	1	1	0
	Pay	LLSMEH 1H22	1.000	Maturity	06/30/2022	600	0	0	0	0
	Pay	LLSMEH 2H22	1.000	Maturity	12/31/2022	600	0	0	0	0
	Pay	LLSMEH CAL22	1.000	Maturity	12/31/2022	900	0	0	0	0
JPM	Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	1,200	0	2	2	0
	Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	100	0	8	8	0
	Pay	LLSMEH 1H22	1.050	Maturity	06/30/2022	300	0	0	0	0
	Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	2,700	0	(1)	0	(1)
	Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	1,800	0	(2)	0	(2)
MAC	Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	900	0	0	0	0
	Receive	LNK2	48,093.000	Maturity	05/16/2022	9	0	(147)	0	(147)
	Pay	LNK2	28,800.000	Maturity	05/16/2022	4	0	(13)	0	(13)
	Pay	LNK2	32,230.000	Maturity	05/16/2022	6	0	1	1	0
	Receive	LNM2	47,986.000	Maturity	06/13/2022	2	0	(36)	0	(36)
	Pay	LNM2	28,933.330	Maturity	06/13/2022	2	0	(6)	0	(6)
	Pay	LNM2	31,791.000	Maturity	06/13/2022	0	0	0	0	0
	Receive	LNQ2	47,621.000	Maturity	08/15/2022	6	0	(94)	0	(94)
	Pay	LNQ2	28,610.000	Maturity	08/15/2022	0	0	(1)	0	(1)
	Pay	LNQ2	31,806.000	Maturity	08/15/2022	0	0	0	0	0
	Pay	LNQ2	32,215.000	Maturity	08/15/2022	6	0	1	1	0
	Receive	LNU2	47,481.000	Maturity	09/19/2022	2	0	(23)	0	(23)
	Pay	LNU2	31,803.000	Maturity	09/19/2022	0	0	0	0	0
	Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	900	0	(1)	0	(1)
MEI	Receive	GOLDLNPM Index	1,916.432	Maturity	05/27/2022	300	0	10	10	0
MYC	Receive	EURMARGIN 1H22	6.210	Maturity	06/30/2022	600	0	9	9	0
	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	1,200	0	2	2	0
	Receive	EURMARGIN F2-M2	6.200	Maturity	06/30/2022	300	0	4	4	0
	Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	900	0	0	0	0
	Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	1,800	0	(1)	0	(1)
	Receive	MEHCO CAL22	2.360	Maturity	12/31/2022	900	0	(1)	0	(1)
	Receive	MEHCO CAL22	2.330	Maturity	12/31/2022	900	0	(1)	0	(1)
	Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	900	0	(1)	0	(1)

							$0	$(376)	$49	$(425)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
										Swap Agreements, at Value(6)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$800	$(42)	$46	$4	$0
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	300	(17)	19	2	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	2	1	0

								$(60)	$67	$7	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMTR Index	11,000	0.725% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	05/16/2022	$3,054	$0	$(129)	$0	$(129)
	Pay	BCOMTR Index	30,981	0.725% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	05/16/2022	8,290	0	54	54	0
	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	02/15/2023	2,221	0	7	7	0
	Receive	BCOMF1TC Index	83,211	0.745% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	9,384	0	220	220	0
	Receive	BCOMTR Index	206,050	0.725% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	53,674	0	1,104	1,104	0
CBK	Receive	BCOMF1TC Index	421	0.745% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	54	0	1	1	0
	Receive	BCOMTR Index	218,719	0.725% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	56,973	0	1,171	1,171	0
	Receive	CIXBSTR3 Index	105,682	0.755% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	30,251	0	622	622	0
CIB	Receive	BCOMTR Index	5,671	0.725% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	1,477	0	30	30	0
	Receive	PIMCODB Index	24,083	0.000%	Monthly	02/15/2023	4,286	0	276	276	0
FBF	Receive	BCOMTR Index	125,200	0.705% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	32,613	0	671	671	0
GST	Receive	BCOMTR Index	49,881	0.735% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	05/16/2022	13,599	0	(340)	63	(403)
	Pay	BCOMTR Index	6,050	0.735% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	05/16/2022	1,541	0	(67)	0	(67)
	Receive	BCOMF1TC Index	102,940	0.745% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	43,010	0	1,008	1,008	0
	Receive	BCOMTR Index	194,598	0.735% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	50,690	0	1,042	1,042	0
	Receive	CMDSKEWLS Index	12,736	0.250%	Monthly	02/15/2023	2,824	0	261	261	0
JPM	Pay	BCOMTR Index	48,893	0.735% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	05/16/2022	12,532	0	(467)	0	(467)
	Receive	JMABFNJ2 Index	24,745	0.000%	Monthly	12/30/2022	2,417	0	0	0	0
	Receive	BCOMF1TC Index	1,416	0.755% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	309	0	7	7	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

	Receive	BCOMTR Index	242,606	0.735% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	63,196	0	1,299	1,299	0
	Receive	JMABNIC5 Index	69,310	0.000%	Monthly	02/15/2023	12,964	0	(34)	0	(34)
MAC	Receive	BCOMTR Index	84,936	0.735% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	22,125	0	455	455	0
	Receive	BCOMTR1 Index	131,416	0.735% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	17,049	0	350	350	0
	Receive	PIMCODB Index	24,069	0.000%	Monthly	02/15/2023	4,167	0	262	262	0
MEI	Receive	BCOMTR2 Index	292,026	0.725% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	56,884	0	1,205	1,205	0
MYC	Receive	BCOMTR Index	16,785	0.000%	Maturity	12/16/2022	1,838	44	206	250	0
	Receive	BCOMTR Index	5,758	0.000%	Maturity	01/26/2023	614	94	8	102	0
	Receive	BCOMTR Index	7,995	0.000%	Maturity	02/08/2023	871	125	(1)	124	0
	Receive	BCOMTR Index	412,483	0.715% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	107,447	0	2,209	2,209	0
	Receive	BCOMTR1 Index	80,105	0.755% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	61,218	0	1,258	1,258	0
RBC	Receive	RBCAEC0T Index	50,266	0.705% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	4,456	0	90	90	0
SOG	Receive	BCOMTR Index	66,297	0.725% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	17,269	0	355	355	0
UAG	Receive	BCOMTR Index	7,603	0.000%	Maturity	01/20/2023	831	111	4	115	0

								$374	$13,137	$14,611	$(1,100)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(8)		6.970%	Maturity	08/02/2024	$68	$0	$1	$1	$0
UAG	Pay	GOLDLNPM Index(8)		5.153	Maturity	12/05/2022	176	0	2	2	0

								$0	$3	$3	$0

Total Swap Agreements								$314	$12,831	$14,670	$(1,525)

(h)

Securities with an aggregate market value of $572 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)				Notional Amount represents the number of contracts.
(2)				Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)				Exercise level and final premium determined on a future date, based upon implied volatility parameters.
(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(8)				Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,076	$0	$4,076
Industrials	0	51	0	51
Utilities	0	711	0	711
U.S. Government Agencies	0	16,972	0	16,972
U.S. Treasury Obligations	0	628,266	0	628,266
Non-Agency Mortgage-Backed Securities	0	7,165	0	7,165
Asset-Backed Securities	0	51,558	0	51,558
Sovereign Issues	0	57,065	0	57,065
Preferred Securities
Financials	0	233	0	233
Short-Term Instruments
Repurchase Agreements	0	240,278	0	240,278

	$0	$1,006,375	$0	$1,006,375
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$530	$0	$0	$530

Total Investments	$530	$1,006,375	$0	$1,006,905

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,615)	$0	$(2,615)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	900	320	0	1,220
Over the counter	0	17,938	0	17,938

	$900	$18,258	$0	$19,158
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,635)	(732)	0	(2,367)
Over the counter	(7)	(5,712)	0	(5,719)

	$(1,642)	$(6,444)	$0	$(8,086)

Total Financial Derivative Instruments	$(742)	$11,814	$0	$11,072

Totals	$(212)	$1,015,574	$0	$1,015,362

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 35.8% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker

Notes to Financial Statements (Cont.)

Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

Notes to Financial Statements (Cont.)

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$22,431	$112,802	$(134,701)	$2	$(4)	$530	$2	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	TDL	Toronto Dominion Bank London
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CSN	Credit Suisse AG (New York)	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	JPY	Japanese Yen	PEN	Peruvian New Sol
CAD	Canadian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CMX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LNM2	Nickel June 2022 Futures
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	LNQ2	Nickel August 2022 Futures
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LNU2	Nickel September 2022 Futures
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	MEHCO	Magellan East Houston WTI Crude Oil Options
BCOMTR1	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate
BCOMTR2	Bloomberg Custom Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	PIMCODB	PIMCO Custom Commodity Basket
BRENT	Brent Crude	JMABFNJ2	J.P. Morgan Custom Commodity Index	RBCAEC0T	Custom Commodity Forward Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options	UKRPI	United Kingdom Retail Prices Index
CMBX	Commercial Mortgage-Backed Index	LLSMEH	Light Louisiana Sweet WTI Crude Oil Options vs. Magellan East Houston WTI Crude Oil Options	US0003M	ICE 3-Month USD LIBOR
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	LNK2	Nickel May 2022 Futures

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	WTI	West Texas Intermediate

Schedule of Investments PIMCO Dynamic Bond Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.0%
Caesars Resort Collection LLC 3.207% (LIBOR03M + 2.750%) due 12/23/2024 ~		$287	$286
Carnival Corp. 3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		197	192
Charter Communications Operating LLC 2.210% (LIBOR03M + 1.750%) due 02/01/2027 ~		189	188
RegionalCare Hospital Partners Holdings, Inc. 4.197% (LIBOR03M + 3.750%) due 11/16/2025 ~		456	453
Sound United 6.250% (LIBOR03M + 5.500%) due 04/28/2028 ~		296	296
Uber Technologies, Inc. 3.957% (LIBOR03M + 3.500%) due 04/04/2025 ~		100	100

Total Loan Participations and Assignments (Cost $1,513)			1,515

CORPORATE BONDS & NOTES 22.1%
BANKING & FINANCE 11.1%
American Assets Trust LP 3.375% due 02/01/2031		200	189
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		40	35
Banca Monte dei Paschi di Siena SpA 5.375% due 01/18/2028 •	EUR	100	73
Banco Santander SA 1.849% due 03/25/2026		$200	187
Bank of America Corp. 3.384% due 04/02/2026 •		200	200
Barclays PLC 4.375% due 01/12/2026		300	307
BNP Paribas SA 1.904% due 09/30/2028 •		200	179
Citigroup, Inc. 3.785% due 03/17/2033 •(k)		200	199
Corebridge Financial, Inc. 3.850% due 04/05/2029 (b)		100	100
Credit Suisse AG 6.500% due 08/08/2023 (j)		400	411
Credit Suisse Group AG 3.750% due 03/26/2025		450	449
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	103
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		300	301
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	100
3.691% due 06/05/2028 •		400	401
HSBC Holdings PLC 4.292% due 09/12/2026 •		500	507
Intesa Sanpaolo SpA 3.250% due 09/23/2024		400	396
JPMorgan Chase & Co. 2.947% due 02/24/2028 •		200	195
LeasePlan Corp. NV 2.875% due 10/24/2024		500	489
MPT Operating Partnership LP 2.500% due 03/24/2026	GBP	200	249
Nationwide Building Society 4.302% due 03/08/2029 •		$500	504
Natwest Group PLC 4.892% due 05/18/2029 •		200	208
OneMain Finance Corp. 6.125% due 03/15/2024		200	205
Park Intermediate Holdings LLC 7.500% due 06/01/2025		200	208
Societe Generale SA 7.375% due 10/04/2023 •(i)(j)		200	204
Synchrony Bank 3.000% due 06/15/2022		250	250
UBS AG 5.125% due 05/15/2024 (j)		400	410

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		400	425
Ursa Re II Ltd. 4.258% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		500	500
Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	108
3.584% due 05/22/2028 •		$200	200

			8,292

INDUSTRIALS 9.5%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		265	271
American Airlines Pass-Through Trust 3.000% due 04/15/2030		309	288
BK LC Lux Finco1 SARL 5.250% due 04/30/2029	EUR	100	109
Boeing Co. 1.950% due 02/01/2024		$200	196
CCO Holdings LLC 5.000% due 02/01/2028		700	694
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/2025		400	422
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		380	128
Coty, Inc. 5.000% due 04/15/2026		200	195
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	429
DISH DBS Corp. 5.750% due 12/01/2028		100	95
Energy Transfer LP 5.000% due 10/01/2022		600	605
Exela Intermediate LLC 11.500% due 07/15/2026		218	104
Expedia Group, Inc. 6.250% due 05/01/2025		176	188
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		200	188
IRB Holding Corp. 6.750% due 02/15/2026		200	204
Magallanes, Inc. 3.638% due 03/15/2025		100	101
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		100	103
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		700	691
NVR, Inc. 3.950% due 09/15/2022		200	201
Organon & Co. 4.125% due 04/30/2028		200	191
Ovintiv Exploration, Inc. 5.375% due 01/01/2026		200	212
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	303
Petroleos Mexicanos 5.950% due 01/28/2031		100	92
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		60	66
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	302
Transocean, Inc. 7.250% due 11/01/2025		100	87
United Airlines Pass-Through Trust 5.875% due 04/15/2029		88	91
United Airlines, Inc. 4.625% due 04/15/2029		300	286
Univision Communications, Inc. 9.500% due 05/01/2025		200	210

			7,052

UTILITIES 1.5%
Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	193
4.200% due 03/01/2029		200	197
Petrobras Global Finance BV 5.999% due 01/27/2028		468	492
Rio Oil Finance Trust 9.250% due 07/06/2024		125	131

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Southern California Gas Co. 2.950% due 04/15/2027	100	98

		1,111

Total Corporate Bonds & Notes (Cost $16,677)		16,455

MUNICIPAL BONDS & NOTES 0.2%
PUERTO RICO 0.1%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	21	11
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (f)	5	3
4.000% due 07/01/2033	4	4
4.000% due 07/01/2035	4	4
4.000% due 07/01/2037	3	3
4.000% due 07/01/2041	4	4
4.000% due 07/01/2046	5	5
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (f)	2	2
5.250% due 07/01/2023	5	5

		41

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	1,000	97

Total Municipal Bonds & Notes (Cost $133)		138

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac 5.753% due 07/15/2047 •(a)	544	89

Total U.S. Government Agencies (Cost $99)		89

U.S. TREASURY OBLIGATIONS 18.9%
U.S. Treasury Inflation Protected Securities (h)
2.375% due 01/15/2027	14	16
U.S. Treasury Notes
0.500% due 02/28/2026 (n)(p)	1,000	925
1.750% due 09/30/2022	5,700	5,720
2.000% due 11/30/2022 (n)(p)	1,000	1,004
2.000% due 04/30/2024	700	695
2.250% due 01/31/2024	1,270	1,269
2.500% due 05/15/2024	1,100	1,102
2.750% due 05/31/2023	80	81
2.750% due 07/31/2023	2,824	2,851
2.875% due 09/30/2023 (p)	290	293
2.875% due 11/30/2023	70	71

Total U.S. Treasury Obligations (Cost $14,082)		14,027

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
American Home Mortgage Assets Trust 0.877% due 06/25/2037 •	390	391
Banc of America Funding Trust
0.769% due 02/20/2047 •	388	477
0.829% due 07/20/2036 •	707	698
Banc of America Mortgage Trust 2.496% due 06/25/2035 ~	36	34
BCAP LLC Trust 5.250% due 06/26/2036	329	172
Bear Stearns Adjustable Rate Mortgage Trust
2.302% due 01/25/2035 ~	5	5
3.115% due 11/25/2034 ~	286	277
CBA Commercial Small Balance Commercial Mortgage 0.957% due 06/25/2038 •	598	401
Countrywide Alternative Loan Trust
0.629% due 02/20/2047 ^•	169	138
5.500% due 04/25/2035	500	417
6.000% due 02/25/2037 ^	286	193
6.500% due 11/25/2037 ^	391	245
Countrywide Home Loan Mortgage Pass-Through Trust
3.095% due 08/25/2034 ~	15	16
3.238% due 02/20/2036 ~	187	187
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	74	73
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.787% due 08/25/2037 ^•	332	292
Downey Savings & Loan Association Mortgage Loan Trust 0.639% due 10/19/2036 •	346	320
First Horizon Alternative Mortgage Securities Trust
2.134% due 06/25/2034 ~	70	71

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

2.553% due 06/25/2036 ^~		109	97
2.776% due 01/25/2036 ^~		111	71
First Horizon Mortgage Pass-Through Trust 2.628% due 11/25/2037 ^~		532	340
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035		337	350
HarborView Mortgage Loan Trust 1.269% due 11/19/2034 ^•		22	19
IndyMac INDX Mortgage Loan Trust
2.797% due 10/25/2034 ~		15	15
3.063% due 08/25/2037 ^~		205	181
Lehman XS Trust 0.907% due 08/25/2046 •		260	264
Mortgage Equity Conversion Asset Trust 2.020% due 05/25/2042 •		411	400
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		242	247
RBSSP Resecuritization Trust 0.687% due 02/26/2037 •		22	22
Residential Accredit Loans, Inc. Trust 5.858% due 09/25/2037 ~		629	525
Thornburg Mortgage Securities Trust
1.707% due 06/25/2037 ^•		16	15
3.261% due 06/25/2037 •		199	195
WaMu Mortgage Pass-Through Certificates Trust 0.917% due 04/25/2045 •		26	26
Washington Mutual Mortgage Pass-Through Certificates Trust 1.907% due 09/25/2035 ^•		272	253

Total Non-Agency Mortgage-Backed Securities (Cost $7,465)			7,427

ASSET-BACKED SECURITIES 13.5%
Belle Haven ABS CDO Ltd.
0.536% due 11/03/2044 •		193	66
0.576% due 11/03/2044 •		296	102
Countrywide Asset-Backed Certificates
0.597% due 06/25/2047 ^•		382	360
0.607% due 04/25/2047 ^•		93	93
0.637% due 11/25/2047 ^•		181	197
0.667% due 05/25/2047 ^~		1,224	1,179
0.717% due 12/25/2036 ^•		249	243
4.520% due 07/25/2036 þ		292	275
Countrywide Asset-Backed Certificates Trust 6.095% due 08/25/2035 þ		119	119
GSAA Home Equity Trust 5.985% due 06/25/2036 ~		933	330
GSAMP Trust 0.657% due 11/25/2036 •		804	463
Halseypoint Clo Ltd. 1.354% due 07/20/2031 •		400	399
HSI Asset Securitization Corp. Trust
0.677% due 12/25/2036 •		1,838	638
0.897% due 12/25/2036 •		517	180
LCM Ltd. 1.375% due 07/20/2030 •		400	398
Morgan Stanley ABS Capital, Inc. Trust
0.597% due 11/25/2036 •		154	89
0.607% due 10/25/2036 ~		369	226
0.707% due 07/25/2036 •		285	251
0.757% due 07/25/2036 ~		656	307
Morgan Stanley Capital, Inc. Trust
0.817% due 03/25/2036 •		13	11
1.037% due 01/25/2036 •		164	161
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.857% due 02/25/2037 ^•		1,932	648
OZLM Ltd. 1.221% due 10/17/2029 •		298	297
Securitized Asset-Backed Receivables LLC Trust
1.117% due 08/25/2035 ^•		475	367
1.222% due 02/25/2034 •		187	186
Sierra Madre Funding Ltd.
0.669% due 09/07/2039 •		307	255
0.689% due 09/07/2039 •		1,654	1,374
Stratus CLO Ltd. 0.993% due 12/28/2029 •		300	298
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		541	532
Triaxx Prime CDO Ltd. 0.501% due 10/02/2039 •		56	4

Total Asset-Backed Securities (Cost $10,924)			10,048

SOVEREIGN ISSUES 4.7%
Argentina Government International Bond
1.400% due 03/25/2023	ARS	1,710	9
1.450% due 08/13/2023		1,523	8

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Israel Government International Bond 3.875% due 07/03/2050		$200	207
Peru Government International Bond
5.940% due 02/12/2029	PEN	800	211
6.150% due 08/12/2032		500	131
6.350% due 08/12/2028		900	244
Qatar Government International Bond 4.500% due 04/23/2028		$200	218
Romania Government International Bond 1.750% due 07/13/2030	EUR	100	94
Saudi Government International Bond 3.625% due 03/04/2028		$200	207
South Africa Government International Bond
4.850% due 09/30/2029		200	196
10.500% due 12/21/2026	ZAR	22,000	1,643
Turkey Government International Bond 6.350% due 08/10/2024		$300	299

Total Sovereign Issues (Cost $3,365)			3,467

		SHARES
PREFERRED SECURITIES 0.7%
FINANCIALS 0.7%
Bank of America Corp. 5.875% due 03/15/2028 •(i)		200,000	202
JPMorgan Chase & Co. 3.769% (US0003M + 3.470%) due 07/30/2022 ~(i)		200,000	200
Nationwide Building Society 10.250% ~		550	124
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		15,000	20

Total Preferred Securities (Cost $534)			546

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.1%
REPURCHASE AGREEMENTS (l) 2.5%			1,875

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank 0.000% due 04/05/2022 (f)(g)		$100	100

U.S. TREASURY BILLS 19.5%
0.304% due 04/19/2022 - 06/23/2022 (e)(f)(p)		14,500	14,492

Total Short-Term Instruments (Cost $16,468)			16,467

Total Investments in Securities (Cost $71,260)			70,179

		SHARES
INVESTMENTS IN AFFILIATES 5.9%
SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short-Term Floating NAV Portfolio III		453,590	4,404

Total Short-Term Instruments (Cost $4,471)			4,404

Total Investments in Affiliates (Cost $4,471)			4,404

Total Investments 100.2% (Cost $75,731)			$74,583
Financial Derivative Instruments (m)(o) (0.4)%(Cost or Premiums, net $(24))			(312)
Other Assets and Liabilities, net 0.2%			170

Net Assets 100.0%			$74,441

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$200	$199	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$1,199	U.S. Treasury Bills 0.000% due 08/04/2022	$(1,223)	$1,199	$1,199
JPS	0.260	03/17/2022	04/05/2022	676	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031	(670)	676	676

Total Repurchase Agreements	$(1,893)	$1,875	$1,875

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2052	$2,200	$(2,092)	$(2,042)

U.S. Treasury Obligations (0.9)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2031	629	(692)	(670)

Total Short Sales (3.6)%	$(2,784)	$(2,712)

(1)	Includes accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond June Futures	06/2022	17	$2,601	$(51)	$22	$(2)
Euro-Bund 10-Year Bond June Futures	06/2022	9	1,580	(91)	15	(2)
U.S. Treasury 5-Year Note June Futures	06/2022	49	5,620	(144)	7	0
U.S. Treasury 10-Year Note June Futures	06/2022	132	16,220	(474)	33	0

$(760)	$77	$(4)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	7	$(948)	$28	$0	$(3)
U.S. Treasury 30-Year Bond June Futures	06/2022	7	(1,050)	25	0	(4)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	17	(3,011)	121	0	(18)

$174	$0	$(25)

Total Futures Contracts	$(586)	$77	$(29)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.609%	$100	$0	$1	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.743	200	4	(2)	2	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.703	400	4	1	5	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.147	100	2	(1)	1	0	0

$10	$(1)	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$2,300	$(222)	$71	$(151)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$300	$14	$3	$17	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	02/07/2023	GBP	1,300	$(2)	$(13)	$(15)	$0	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027	400	33	2	35	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	1,200	(116)	(15)	(131)	5	0
Receive (6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	900	189	6	195	0	(10)
Pay	1-Year BRL-CDI	7.115	Maturity	01/02/2023	BRL	11,200	(32)	(57)	(89)	1	0
Pay	1-Year BRL-CDI	7.790	Maturity	01/02/2024	600	(3)	(4)	(7)	0	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027	300	0	(2)	(2)	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		5,400	0	(1)	(1)	3	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		3,200	0	0	0	2	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		3,100	0	0	0	2	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	CAD	900	4	(2)	2	0	0
Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		7,000	0	(55)	(55)	4	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		1,100	0	(9)	(9)	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		700	0	(25)	(25)	1	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		1,400	(11)	(37)	(48)	1	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		400	0	(14)	(14)	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		200	0	(7)	(7)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		1,100	1	(40)	(39)	1	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	3,683,600	(8)	(125)	(133)	0	(3)
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		1,206,700	(3)	(29)	(32)	0	(1)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		1,886,100	20	106	126	6	0
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031		633,600	5	26	31	2	0
Pay (6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	2,500	1	(10)	(9)	1	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		3,900	0	(17)	(17)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		$8,400	535	(484)	51	0	(7)
Pay	3-Month USD-LIBOR	1.800	Semi-Annual	10/01/2031		1,400	0	(62)	(62)	4	0
Pay	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	77,200	(1)	(94)	(95)	2	0

							$612	$(962)	$(350)	$38	$(21)

Total Swap Agreements							$414	$(889)	$(475)	$38	$(21)

(n)	Securities with an aggregate market value of $733 and cash of $626 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2022		EUR	45		$50		$0		$0
		04/2022		PEN	687		164		0		(23)
		04/2022			$100		COP	377,050	0		0
		07/2022		PEN	1,687		$419		0		(35)
BPS		04/2022		CAD	563		444		0		(6)
		04/2022		EUR	93		103		0		0
		04/2022		GBP	410		550		11		0
		04/2022		NZD	23		16		0		0
		04/2022			$201		AUD	276	6		0
		04/2022			39		EUR	35	0		0
		04/2022			782		JPY	96,600	12		0
		05/2022		COP	20,077		$5		0		0
		05/2022			$27		ZAR	426	2		0
		06/2022			522		CLP	427,653	15		0
		07/2022		MXN	1,828		$87		0		(3)
		08/2022			$108		ZAR	1,732	8		0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

11/2022	ZAR	4,002	$251	0	(16)
BRC	04/2022	NZD	18	12	0	0
04/2022	PEN	687	181	0	(5)
04/2022	$182	PEN	687	5	0
CBK	04/2022	BRL	1,698	$358	2	0
04/2022	$324	BRL	1,698	32	0
04/2022	566	PEN	2,121	10	0
05/2022	58	ZAR	899	4	0
05/2022	ZAR	5,203	$321	0	(34)
06/2022	MXN	260	12	0	(1)
07/2022	PEN	110	28	0	(2)
08/2022	483	120	0	(10)
10/2022	3,405	862	0	(47)
11/2022	$1,320	PEN	5,239	75	0
12/2022	PEN	2,121	$551	0	(12)
12/2022	$3	PEN	15	0	0
GLM	04/2022	BRL	3,329	$672	0	(27)
04/2022	PEN	2,121	533	0	(43)
04/2022	$703	BRL	3,329	0	(4)
05/2022	667	3,329	27	0
06/2022 «	72	RUB	9,147	30	0
11/2022	ZAR	3,849	$240	0	(17)
HUS	04/2022	CAD	47	37	0	0
04/2022	EUR	97	107	0	0
04/2022	$114	EUR	103	0	0
04/2022	454	GBP	345	0	(1)
JPM	04/2022	BRL	1,631	$344	2	0
04/2022	$314	BRL	1,631	29	0
05/2022	38	CNH	241	0	0
MBC	04/2022	PEN	687	$183	0	(4)
04/2022	$183	PEN	687	4	0
05/2022	CLP	428,956	$532	0	(9)
05/2022	$24	CNH	155	0	0
06/2022 «	54	RUB	7,242	27	0
MYI	04/2022	1,646	EUR	1,478	0	(11)
05/2022	EUR	1,478	$1,647	11	0
RBC	06/2022	MXN	523	25	0	(1)
08/2022	ZAR	1,732	106	0	(11)
SCX	04/2022	EUR	1,418	1,595	26	0
05/2022	CNY	526	83	0	0
05/2022	$24	CNH	155	0	0
05/2022	795	JPY	96,412	0	(2)
05/2022	71	ZAR	1,155	7	0
UAG	11/2022	ZAR	8,511	$542	0	(25)

Total Forward Foreign Currency Contracts	$345	$(349)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	300	$16	$24
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	100	5	11
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	300	16	31
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	200	11	21

Total Purchased Options	$48	$87

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	700	$(1)	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	1,100	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	04/20/2022	300	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	200	(1)	0
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	300	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	400	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	06/15/2022	300	(1)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	05/18/2022	200	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	06/15/2022	300	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	600	(3)	(1)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	200	0	0
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	200	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	05/18/2022	200	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	300	(1)	0
GST	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	100	0	0
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	800	(1)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	06/15/2022	200	0	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.000	06/15/2022	200	(2)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	06/15/2022	200	(2)	(1)
MYC	Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	04/20/2022	100	(1)	0
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	200	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	06/15/2022	200	0	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	04/20/2022	300	(1)	(1)

$(21)	$(7)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus RUB	RUB	87.750	04/25/2022	300	$(6)	$(10)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	06/29/2023	1,500	$(16)	$(51)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	500	(6)	(19)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	300	0	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	300	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	04/07/2022	100	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.700	04/07/2022	100	(1)	(2)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	05/09/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	05/09/2022	200	(2)	(4)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/16/2022	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/16/2022	100	0	(1)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	100	0	0
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.857	07/13/2022	900	(10)	(32)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	1,500	(16)	(58)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	7,200	(14)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	7,200	(14)	(119)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.500	02/07/2023	11,200	(39)	(78)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	200	(1)	(2)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	04/08/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	04/08/2022	200	(1)	(4)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	1,000	(11)	(39)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.853	05/16/2022	500	(4)	(15)
NGF	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	3,300	(5)	(6)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	3,300	(7)	(7)

$(152)	$(440)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	$96.406	06/06/2022	200	$(1)	$(2)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	97.617	06/06/2022	200	(1)	(3)
Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	98.406	06/06/2022	200	(1)	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052			99.617	06/06/2022			200	(1)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052			100.414	04/06/2022			400	(2)		(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052			98.766	05/05/2022			200	(1)		(3)

									$(7)		$(20)

Total Written Options									$(186)		$(477)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.562%		$100	$7	$(8)	$0	$(1)

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Colombia Government International Bond	1.000%	Quarterly	12/20/2024	1.143%		$200	$1	$(2)	$0	$(1)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.829		200	(3)	4	1	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.050		300	(14)	14	0	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	5.275		100	(12)	3	0	(9)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.219		100	1	1	2	0

								$(27)	$20	$3	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index		0.110%	Monthly	05/25/2046		$499	$(124)	$129	$5	$0
MYC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046		592	(146)	152	6	0

								$(270)	$281	$11	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	16,200	$3	$11	$14	$0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		8,300	(4)	(8)	0	(12)
DBL	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		8,000	(1)	8	7	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		4,000	0	(6)	0	(6)
GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		22,600	1	19	20	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		21,000	(9)	(23)	0	(32)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		90,900	16	64	80	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		37,300	(16)	(41)	0	(57)

								$(10)	$24	$121	$(107)

Total Swap Agreements								$(300)	$317	$135	$(118)

(p)

Securities with an aggregate market value of $405 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)					Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,515	$0	$1,515
Corporate Bonds & Notes
Banking & Finance	100	8,192	0	8,292
Industrials	0	7,052	0	7,052
Utilities	0	1,111	0	1,111
Municipal Bonds & Notes
Puerto Rico	0	41	0	41
West Virginia	0	97	0	97
U.S. Government Agencies	0	89	0	89
U.S. Treasury Obligations	0	14,027	0	14,027
Non-Agency Mortgage-Backed Securities	0	7,427	0	7,427
Asset-Backed Securities	0	10,048	0	10,048
Sovereign Issues	0	3,467	0	3,467
Preferred Securities
Financials	0	546	0	546
Short-Term Instruments
Repurchase Agreements	0	1,875	0	1,875
Short-Term Notes	0	100	0	100
U.S. Treasury Bills	0	14,492	0	14,492

	$100	$70,079	$0	$70,179
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,404	$0	$0	$4,404

Total Investments	$4,504	$70,079	$0	$74,583

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,042)	0	(2,042)
U.S. Treasury Obligations	0	(670)	0	(670)

	$0	$(2,712)	$0	$(2,712)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	37	78	0	115
Over the counter	0	510	57	567

	$37	$588	$57	$682
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(46)	0	(50)
Over the counter	0	(944)	0	(944)

	$(4)	$(990)	$0	$(994)

Total Financial Derivative Instruments	$33	$(402)	$57	$(312)

Totals	$4,537	$66,965	$57	$71,559

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,405	$3	$0	$0	$(4)	$4,404	$3	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc

Currency Abbreviations:
ARS	Argentine Peso	COP	Colombian Peso	NZD	New Zealand Dollar
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	THB	Thai Baht
CLP	Chilean Peso	KRW	South Korean Won	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.9% ¤
ALBANIA 0.2%
SOVEREIGN ISSUES 0.2%
Albania Government International Bond 3.500% due 11/23/2031	EUR	400	$384

Total Albania (Cost $446)			384

ANGOLA 0.8%
SOVEREIGN ISSUES 0.8%
Angolan Government International Bond
8.250% due 05/09/2028		$400	409
9.125% due 11/26/2049		200	195
9.375% due 05/08/2048		900	888
9.500% due 11/12/2025		400	439

Total Angola (Cost $1,807)			1,931

ARGENTINA 2.3%
SOVEREIGN ISSUES 2.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$776	262
1.000% due 07/09/2029		549	189
1.125% due 07/09/2035 þ		3,576	1,098
1.125% due 07/09/2046 þ		310	98
2.000% due 01/09/2038 þ		1,892	719
2.500% due 07/09/2041 þ		6,427	2,282
Provincia de Buenos Aires 3.900% due 09/01/2037 þ		543	233
Provincia de la Rioja 4.750% due 02/24/2028 þ		212	140
Provincia de Neuquen 4.625% due 04/27/2030 ^þ		165	102

Total Argentina (Cost $7,278)			5,123

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	397
3.950% due 09/26/2029		300	256

Total Armenia (Cost $785)			653

AZERBAIJAN 0.9%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,533

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		200	187
4.750% due 03/18/2024		200	204

			391

Total Azerbaijan (Cost $1,845)			1,924

BAHAMAS 0.3%
SOVEREIGN ISSUES 0.3%
Bahamas Government International Bond 6.000% due 11/21/2028		$1,000	779

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Bahamas (Cost $1,004)			779

BAHRAIN 0.7%
SOVEREIGN ISSUES 0.7%
Bahrain Government International Bond
4.250% due 01/25/2028		$600	582
5.625% due 09/30/2031		200	195
6.125% due 07/05/2022		700	709

Total Bahrain (Cost $1,515)			1,486

BELARUS 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Belarus International Bond 6.378% due 02/24/2031		$200	36

Total Belarus (Cost $200)			36

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$400	397

Total Bermuda (Cost $400)			397

BRAZIL 3.2%
CORPORATE BONDS & NOTES 2.6%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	199
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		2,580	2,618
BRF SA 5.750% due 09/21/2050		400	353
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		200	196
CSN Inova Ventures 6.750% due 01/28/2028		800	830
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/02/2022 (e)(f)		623	5
Petrobras Global Finance BV 6.850% due 06/05/2115		200	188
Vale Overseas Ltd. 6.250% due 08/10/2026		500	549
Vale SA 3.202% due 12/29/2049 «~(f)	BRL	7,900	849

			5,787

SOVEREIGN ISSUES 0.6%
Brazil Government International Bond
4.750% due 01/14/2050		$1,213	1,019
5.000% due 01/27/2045		318	284
5.625% due 01/07/2041		50	49

			1,352

Total Brazil (Cost $7,128)			7,139

CAMEROON 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	400	391

Total Cameroon (Cost $474)			391

CAYMAN ISLANDS 2.7%
CORPORATE BONDS & NOTES 2.7%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		$574	418
CK Hutchison International Ltd. 3.375% due 09/06/2049		500	472
Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025		200	148
6.150% due 09/17/2025		200	156
8.000% due 01/27/2024		300	258

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

ICD Sukuk Co. Ltd. 5.000% due 02/01/2027	200	209
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)	210	197
0.000% due 05/15/2030 (e)	716	596
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)	300	59
11.250% due 04/09/2022 ^(c)	200	40
11.950% due 11/12/2023 ^(c)	200	37
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034	99	106
MGM China Holdings Ltd. 4.750% due 02/01/2027	400	353
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	447	252
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	327	323
Poinsettia Finance Ltd. 6.625% due 06/17/2031	671	658
SA Global Sukuk Ltd.
1.602% due 06/17/2026	400	377
2.694% due 06/17/2031	500	474
Sands China Ltd.
5.125% due 08/08/2025	300	299
5.400% due 08/08/2028	400	394
Sunac China Holdings Ltd. 7.000% due 07/09/2025	800	195

Total Cayman Islands (Cost $7,298)		6,021

CHILE 3.3%
CORPORATE BONDS & NOTES 1.5%
Banco del Estado de Chile 2.704% due 01/09/2025	$200	199
Banco Santander Chile 2.700% due 01/10/2025	200	196
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	270
4.250% due 07/17/2042	200	195
4.875% due 11/04/2044	600	634
Embotelladora Andina SA 3.950% due 01/21/2050	200	184
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	149
3.830% due 09/14/2061	200	167
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	199
4.700% due 05/07/2050	300	303
Empresa Nacional del Petroleo 3.450% due 09/16/2031	300	276
GNL Quintero SA 4.634% due 07/31/2029	706	715

		3,487

SOVEREIGN ISSUES 1.8%
Chile Government International Bond
2.750% due 01/31/2027	1,500	1,469
3.100% due 05/07/2041	800	706
3.250% due 09/21/2071	800	650
3.500% due 01/31/2034	500	494
4.340% due 03/07/2042	800	823

		4,142

Total Chile (Cost $7,932)		7,629

CHINA 0.7%
CORPORATE BONDS & NOTES 0.7%
New Metro Global Ltd. 4.800% due 12/15/2024	$200	136
Sinopec Group Overseas Development Ltd.
2.700% due 05/13/2030	600	565
3.680% due 08/08/2049	300	268
4.875% due 05/17/2042	500	533
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(c)	400	32

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total China (Cost $1,959)			1,534

COLOMBIA 2.9%
CORPORATE BONDS & NOTES 0.7%
Ecopetrol SA
4.625% due 11/02/2031		$500	453
5.875% due 09/18/2023		300	308
5.875% due 05/28/2045		400	351
6.875% due 04/29/2030		200	210
7.375% due 09/18/2043		200	203

			1,525

SOVEREIGN ISSUES 2.2%
Colombia Government International Bond
3.875% due 02/15/2061		300	215
4.000% due 02/26/2024		800	801
4.125% due 05/15/2051		400	303
4.500% due 01/28/2026		1,200	1,200
4.500% due 03/15/2029		300	291
5.000% due 06/15/2045		1,300	1,099
5.200% due 05/15/2049		500	428
6.125% due 01/18/2041		400	389
8.125% due 05/21/2024		300	326

			5,052

Total Colombia (Cost $7,202)			6,577

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$400	405
5.625% due 04/30/2043		400	352

Total Costa Rica (Cost $800)			757

DOMINICAN REPUBLIC 2.1%
SOVEREIGN ISSUES 2.1%
Dominican Republic International Bond
4.875% due 09/23/2032		$700	635
5.300% due 01/21/2041		600	523
5.500% due 02/22/2029		500	495
5.875% due 01/30/2060		800	688
6.000% due 07/19/2028		1,600	1,628
6.000% due 02/22/2033		500	490
6.500% due 02/15/2048		300	286

Total Dominican Republic (Cost $4,970)			4,745

ECUADOR 0.9%
SOVEREIGN ISSUES 0.9%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$273	153
0.500% due 07/31/2040 þ		395	226
1.000% due 07/31/2035 þ		1,784	1,168
5.000% due 07/31/2030 þ		562	471

Total Ecuador (Cost $1,903)			2,018

EGYPT 2.0%
SOVEREIGN ISSUES 2.0%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	300	307
5.875% due 02/16/2031		$300	253
6.375% due 04/11/2031	EUR	200	190
7.053% due 01/15/2032		$400	353
7.625% due 05/29/2032		2,400	2,180
7.903% due 02/21/2048		400	326
8.500% due 01/31/2047		1,000	855
8.700% due 03/01/2049		200	172

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Egypt (Cost $5,255)		4,636

EL SALVADOR 0.2%
SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond
5.875% due 01/30/2025	$200	112
7.125% due 01/20/2050	750	340

Total El Salvador (Cost $900)		452

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia International Bond 6.625% due 12/11/2024	$200	145

Total Ethiopia (Cost $200)		145

GERMANY 0.3%
CORPORATE BONDS & NOTES 0.3%
Deutsche Bank AG
1.649% (US0003M + 1.190%) due 11/16/2022 ~	$300	301
3.950% due 02/27/2023	400	404

Total Germany (Cost $691)		705

GHANA 1.2%
SOVEREIGN ISSUES 1.2%
Ghana Government International Bond
0.000% due 04/07/2025 (e)	$200	131
6.375% due 02/11/2027	200	151
7.625% due 05/16/2029	600	438
7.750% due 04/07/2029	400	295
7.875% due 03/26/2027	300	234
7.875% due 02/11/2035	200	140
8.125% due 03/26/2032	900	652
8.625% due 04/07/2034	700	502
8.750% due 03/11/2061	400	279

Total Ghana (Cost $3,685)		2,822

GUATEMALA 0.8%
SOVEREIGN ISSUES 0.8%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	303
4.650% due 10/07/2041	200	187
4.875% due 02/13/2028	410	421
5.750% due 06/06/2022	400	402
6.125% due 06/01/2050	500	528

Total Guatemala (Cost $1,796)		1,841

HONG KONG 0.8%
CORPORATE BONDS & NOTES 0.7%
Huarong Finance Co. Ltd.
3.375% due 02/24/2030	$400	346
3.875% due 11/13/2029	200	182
4.500% due 05/29/2029	650	616
5.000% due 11/19/2025	200	200
Lenovo Group Ltd. 3.421% due 11/02/2030	200	185

		1,529

SOVEREIGN ISSUES 0.1%
Airport Authority 2.625% due 02/04/2051	200	161

Total Hong Kong (Cost $1,630)		1,690

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 2.125% due 09/22/2031	$250	227

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Hungary (Cost $247)			227

INDIA 1.2%
CORPORATE BONDS & NOTES 0.8%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$200	181
Adani Transmission Ltd. 4.250% due 05/21/2036		181	167
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		200	188
3.950% due 02/13/2050		200	172
Muthoot Finance Ltd. 4.400% due 09/02/2023		300	301
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		700	702

			1,711

SOVEREIGN ISSUES 0.4%
Export-Import Bank of India
3.250% due 01/15/2030		500	474
3.375% due 08/05/2026		500	490

			964

Total India (Cost $2,779)			2,675

INDONESIA 5.0%
CORPORATE BONDS & NOTES 3.7%
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		$800	836
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		800	812
4.875% due 10/01/2024		500	515
Pelabuhan Indonesia PT 4.250% due 05/05/2025		400	407
Pertamina Persero PT
1.400% due 02/09/2026		500	464
4.875% due 05/03/2022		500	501
6.000% due 05/03/2042		1,500	1,669
6.450% due 05/30/2044		1,500	1,759
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	713
4.125% due 05/15/2027		200	202
4.375% due 02/05/2050		200	184
5.250% due 05/15/2047		400	399

			8,461

SOVEREIGN ISSUES 1.3%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	200	226
3.375% due 04/15/2023		$362	367
4.350% due 01/11/2048		700	725
5.125% due 01/15/2045		200	222
5.250% due 01/17/2042		600	672
5.250% due 01/08/2047		200	229
6.750% due 01/15/2044		300	397
7.750% due 01/17/2038		100	137

			2,975

Total Indonesia (Cost $11,004)			11,436

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$714	678

Total Ireland (Cost $673)			678

ISLE OF MAN 0.2%
CORPORATE BONDS & NOTES 0.2%
NE Property BV 1.875% due 10/09/2026	EUR	400	415

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Isle of Man (Cost $480)			415

ISRAEL 0.8%
CORPORATE BONDS & NOTES 0.8%
Bank Hapoalim BM 3.255% due 01/21/2032 •(g)		$500	462
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		1,100	1,060
Leviathan Bond Ltd. 6.125% due 06/30/2025		400	408

Total Israel (Cost $1,997)			1,930

IVORY COAST 1.2%
SOVEREIGN ISSUES 1.2%
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	400	391
5.250% due 03/22/2030		1,000	1,025
5.750% due 12/31/2032 þ		$854	840
5.875% due 10/17/2031	EUR	200	205
6.625% due 03/22/2048		200	194

Total Ivory Coast (Cost $2,934)			2,655

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$195	185

Total Jamaica (Cost $195)			185

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
4.850% due 01/28/2027 «•	EUR	700	734
5.200% due 01/28/2029 «•		300	314

Total Jersey, Channel Islands (Cost $1,117)			1,048

JORDAN 0.6%
SOVEREIGN ISSUES 0.6%
Jordan Government International Bond
5.750% due 01/31/2027		$600	597
6.125% due 01/29/2026		300	304
7.375% due 10/10/2047		500	457

Total Jordan (Cost $1,469)			1,358

KAZAKHSTAN 1.5%
CORPORATE BONDS & NOTES 1.4%
Development Bank of Kazakhstan JSC 4.125% due 12/10/2022		$400	392
KazMunayGas National Co. JSC
4.750% due 04/24/2025		1,700	1,658
4.750% due 04/19/2027		400	389
5.750% due 04/19/2047		200	178
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		600	490

			3,107

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond 4.875% due 10/14/2044		200	198

Total Kazakhstan (Cost $3,479)			3,305

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Kenya Government International Bond
6.300% due 01/23/2034 (i)		$200	172
7.250% due 02/28/2028		600	580
8.000% due 05/22/2032		200	195

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Kenya (Cost $1,027)			947

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$888	301
Gazprom PJSC Via Gaz Capital SA 5.150% due 02/11/2026		1,000	426
Petrorio Luxembourg Trading Sarl 6.125% due 06/09/2026		300	300
Unigel Luxembourg SA 8.750% due 10/01/2026		400	423

Total Luxembourg (Cost $2,284)			1,450

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 1.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,300	1,157
4.550% due 04/21/2050		400	443
4.800% due 04/21/2060		900	1,046

Total Malaysia (Cost $2,700)			2,646

MAURITIUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$500	509

Total Mauritius (Cost $500)			509

MEXICO 7.2%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV (d)		17,978	0
Hipotecaria Su Casita SA de CV «(d)		5,259	0
Urbi Desarrollos Urbanos SAB de CV (d)		95	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.5%
America Movil SAB de CV
5.375% due 04/04/2032 (a)		$600	601
6.450% due 12/05/2022	MXN	6,000	298
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(f)(g)		$400	370
7.500% due 06/27/2029 •(f)(g)		200	196
Comision Federal de Electricidad 6.264% due 02/15/2052		200	196
Corp. GEO S.A.B. de C.V. 8.875% due 09/25/2049		700	0
Industrias Penoles SAB de CV 4.750% due 08/06/2050		400	365
Minera Mexico SA de CV 4.500% due 01/26/2050		200	188
Petroleos Mexicanos
6.350% due 02/12/2048		1,336	1,052
6.625% due 06/15/2038		700	601
6.700% due 02/16/2032		928	883
6.750% due 09/21/2047		760	619
6.950% due 01/28/2060		3,000	2,439
7.690% due 01/23/2050		5,000	4,376
Trust Fibra Uno 6.390% due 01/15/2050		200	202

			12,386

SOVEREIGN ISSUES 1.7%
Mexico Government International Bond
3.750% due 04/19/2071		500	398

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

3.771% due 05/24/2061		2,044	1,658
5.000% due 04/27/2051		900	912
5.750% due 10/12/2110		900	916

			3,884

Total Mexico (Cost $19,872)			16,270

MONGOLIA 0.6%
SOVEREIGN ISSUES 0.6%
Mongolia Government International Bond
3.500% due 07/07/2027		$600	546
4.450% due 07/07/2031		400	362
5.625% due 05/01/2023		377	380

Total Mongolia (Cost $1,362)			1,288

MOROCCO 0.6%
CORPORATE BONDS & NOTES 0.3%
OCP SA
3.750% due 06/23/2031		$400	364
5.125% due 06/23/2051		500	417

			781

SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
2.375% due 12/15/2027		300	274
4.000% due 12/15/2050		400	322
4.250% due 12/11/2022		200	203

			799

Total Morocco (Cost $1,790)			1,580

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	303

Total Namibia (Cost $299)			303

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		$300	314
Metinvest BV
7.750% due 04/23/2023		200	90
8.500% due 04/23/2026		400	184
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		400	361
Prosus NV
1.539% due 08/03/2028	EUR	200	194
2.031% due 08/03/2032		100	91
3.257% due 01/19/2027		$200	183
3.680% due 01/21/2030		200	175
4.027% due 08/03/2050		200	151
Republic of Angola Via Avenir BV
4.771% (US0006M + 4.500%) due 12/07/2023 ~		400	397
7.845% (US0006M + 7.500%) due 07/01/2023 ~		754	778

Total Netherlands (Cost $3,461)			2,918

NIGERIA 3.1%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	659

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Bank of Industry Ltd. 6.803% (LIBOR03M + 6.000%) due 12/14/2023 ~		$1,011	1,019

SOVEREIGN ISSUES 2.4%
Nigeria Government International Bond
5.625% due 06/27/2022		400	400
6.125% due 09/28/2028		400	369
6.375% due 07/12/2023		500	513

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

6.500% due 11/28/2027		1,600	1,526
7.143% due 02/23/2030		400	378
7.375% due 09/28/2033		500	456
7.875% due 02/16/2032		1,200	1,140
8.250% due 09/28/2051		400	350
8.747% due 01/21/2031		400	404

			5,536

Total Nigeria (Cost $7,551)			7,214

OMAN 1.9%
CORPORATE BONDS & NOTES 0.1%
Oman Sovereign Sukuk Co. 4.397% due 06/01/2024		$200	203

SOVEREIGN ISSUES 1.8%
Oman Government International Bond
4.125% due 01/17/2023		800	810
5.625% due 01/17/2028		1,300	1,345
6.000% due 08/01/2029		900	941
6.500% due 03/08/2047		400	393
7.000% due 01/25/2051		500	513

			4,002

Total Oman (Cost $4,020)			4,205

PAKISTAN 0.4%
CORPORATE BONDS & NOTES 0.1%
Third Pakistan International Sukuk Co. Ltd. 5.625% due 12/05/2022		$200	194

SOVEREIGN ISSUES 0.3%
Pakistan Government International Bond
6.875% due 12/05/2027		400	317
8.875% due 04/08/2051		500	348

			665

Total Pakistan (Cost $1,098)			859

PANAMA 1.9%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$300	274
Banco General SA 5.250% due 05/07/2031 •(f)(g)		400	394
Banco Nacional de Panama 2.500% due 08/11/2030		200	177

			845

SOVEREIGN ISSUES 1.5%
Panama Government International Bond
4.300% due 04/29/2053		800	771
4.500% due 04/01/2056		900	883
4.500% due 01/19/2063		300	289
6.700% due 01/26/2036		600	741
8.875% due 09/30/2027		500	636

			3,320

Total Panama (Cost $4,331)			4,165

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond
3.849% due 06/28/2033		$200	194
6.100% due 08/11/2044		200	222

Total Paraguay (Cost $400)			416

PERU 1.5%
CORPORATE BONDS & NOTES 0.8%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,800	471

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		$200	197
InRetail Consumer 3.250% due 03/22/2028		500	470
Petroleos del Peru SA
4.750% due 06/19/2032		400	359
5.625% due 06/19/2047		300	253

			1,750

SOVEREIGN ISSUES 0.7%
Fondo MIVIVIENDA SA 3.500% due 01/31/2023		200	202
Peru Government International Bond
2.392% due 01/23/2026		200	194
3.000% due 01/15/2034		500	467
3.230% due 07/28/2121		200	153
3.300% due 03/11/2041		600	547

			1,563

Total Peru (Cost $3,613)			3,313

PHILIPPINES 1.2%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	1,001

SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
2.650% due 12/10/2045		500	412
2.950% due 05/05/2045		400	347
3.700% due 03/01/2041		1,000	973

			1,732

Total Philippines (Cost $3,031)			2,733

QATAR 1.7%
CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc. 6.067% due 12/31/2033		$95	107
Qatar Energy
2.250% due 07/12/2031		400	369
3.125% due 07/12/2041		400	365
3.300% due 07/12/2051		800	737
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		321	343

			1,921

SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
4.400% due 04/16/2050		600	676
4.817% due 03/14/2049		500	594
5.103% due 04/23/2048		700	858

			2,128

Total Qatar (Cost $3,805)			4,049

ROMANIA 1.5%
SOVEREIGN ISSUES 1.5%
Romania Government International Bond
1.750% due 07/13/2030	EUR	700	657
2.124% due 07/16/2031		800	759
2.125% due 03/07/2028		700	731
2.625% due 12/02/2040		300	254
2.875% due 04/13/2042		500	426
3.500% due 04/03/2034		100	100
3.750% due 02/07/2034		200	207
4.000% due 02/14/2051		$200	174

Total Romania (Cost $3,979)			3,308

RUSSIA 0.4%
SOVEREIGN ISSUES 0.4%
Russia Government International Bond
1.850% due 11/20/2032	EUR	600	116
5.625% due 04/04/2042		$1,900	655

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

5.875% due 09/16/2043		200	71

Total Russia (Cost $2,537)			842

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$200	183

Total Rwanda (Cost $200)			183

SAUDI ARABIA 2.9%
CORPORATE BONDS & NOTES 0.6%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$300	255
4.250% due 04/16/2039		1,000	1,027

			1,282

SOVEREIGN ISSUES 2.3%
Saudi Government International Bond
2.250% due 02/02/2033		200	185
3.450% due 02/02/2061		600	533
3.750% due 01/21/2055		1,500	1,447
4.500% due 10/26/2046		2,900	3,059

			5,224

Total Saudi Arabia (Cost $6,972)			6,506

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	108
5.375% due 06/08/2037		200	189
6.250% due 05/23/2033		$300	284
6.750% due 03/13/2048		200	173

Total Senegal (Cost $868)			754

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 1.650% due 03/03/2033	EUR	500	435

Total Serbia (Cost $592)			435

SINGAPORE 0.6%
CORPORATE BONDS & NOTES 0.6%
BOC Aviation Ltd. 2.750% due 09/18/2022		$900	901
Flex Ltd. 4.875% due 06/15/2029		100	104
Medco Bell Pte. Ltd. 6.375% due 01/30/2027		300	290

Total Singapore (Cost $1,302)			1,295

SOUTH AFRICA 4.3%
CORPORATE BONDS & NOTES 2.1%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$200	187
6.500% due 04/15/2040		100	110
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	24,300	1,656
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		$500	513
7.125% due 02/11/2025		500	484
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		500	508

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Transnet SOC Ltd. 4.000% due 07/26/2022		1,300	1,284

			4,742

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Sasol Ltd. 0.560% - 1.803% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		1,114	1,091

SOVEREIGN ISSUES 1.7%
South Africa Government International Bond
4.850% due 09/30/2029		1,500	1,470
5.000% due 10/12/2046		300	250
5.750% due 09/30/2049		1,000	876
5.875% due 05/30/2022		800	806
10.500% due 12/21/2026	ZAR	6,300	471

			3,873

Total South Africa (Cost $9,913)			9,706

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
LG Chem Ltd. 1.375% due 07/07/2026		$900	831

Total South Korea (Cost $896)			831

SRI LANKA 0.6%
SOVEREIGN ISSUES 0.6%
Sri Lanka Government International Bond
6.125% due 06/03/2025		$700	353
6.825% due 07/18/2026		700	344
6.850% due 11/03/2025		800	397
7.550% due 03/28/2030		400	189
7.850% due 03/14/2029		300	146

Total Sri Lanka (Cost $2,575)			1,429

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
African Export-Import Bank 2.634% due 05/17/2026		$600	559

Total Supranational (Cost $600)			559

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.526% (LIBOR03M + 5.200%) due 06/23/2022 «~		$114	113

Total Tanzania (Cost $114)			113

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
GC Treasury Center Co. Ltd.
2.980% due 03/18/2031		$200	184
4.300% due 03/18/2051		200	186

Total Thailand (Cost $394)			370

TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$29	29

Total Trinidad and Tobago (Cost $29)			29

TURKEY 5.6%
CORPORATE BONDS & NOTES 0.3%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$233	195
Turkiye Is Bankasi AS 6.125% due 04/25/2024		200	199

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		200	197

			591

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 3.450% (EUR003M + 3.450%) due 08/11/2026 ~	EUR	1,000	1,056

SOVEREIGN ISSUES 4.8%
Hazine Mustesarligi Varlik Kiralama AS
5.004% due 04/06/2023		$200	201
7.250% due 02/24/2027		500	505
Turkey Government International Bond
4.875% due 04/16/2043		700	500
5.125% due 02/17/2028		1,500	1,323
5.750% due 05/11/2047		2,600	1,950
5.875% due 06/26/2031		500	428
5.950% due 01/15/2031		500	432
6.000% due 03/25/2027		1,700	1,585
6.000% due 01/14/2041		600	472
6.125% due 10/24/2028		300	274
6.375% due 10/14/2025		600	589
6.875% due 03/17/2036		1,600	1,430
Turkiye Ihracat Kredi Bankasi AS
4.250% due 09/18/2022		500	501
5.375% due 10/24/2023		200	197
8.250% due 01/24/2024		400	412

			10,799

Total Turkey (Cost $14,097)			12,446

UKRAINE 0.9%
CORPORATE BONDS & NOTES 0.1%
NPC Ukrenergo 6.875% due 11/09/2026		$800	316

SOVEREIGN ISSUES 0.8%
Ukraine Government International Bond
1.258% due 05/31/2040 ~		200	65
6.876% due 05/21/2029		200	84
7.253% due 03/15/2033		900	380
7.375% due 09/25/2032		300	127
7.750% due 09/01/2023		1,030	525
7.750% due 09/01/2024		1,100	484
8.994% due 02/01/2024		200	91

			1,756

Total Ukraine (Cost $4,523)			2,072

UNITED ARAB EMIRATES 1.4%
CORPORATE BONDS & NOTES 0.9%
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		$600	586
DP World Ltd. 6.850% due 07/02/2037		600	723
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	642

			1,951

SOVEREIGN ISSUES 0.5%
Abu Dhabi Government International Bond
3.125% due 09/30/2049		600	551
3.875% due 04/16/2050		200	210
Finance Department Government of Sharjah
3.625% due 03/10/2033		200	185
4.375% due 03/10/2051		300	255

			1,201

Total United Arab Emirates (Cost $3,110)			3,152

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Barclays PLC 3.250% due 02/12/2027	GBP	100	132
HSBC Holdings PLC 4.041% due 03/13/2028 •		$200	201

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

State Savings Bank of Ukraine 9.375% due 03/10/2023 þ	60	43
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025	113	46

Total United Kingdom (Cost $519)		422

UNITED STATES 7.2%
ASSET-BACKED SECURITIES 1.6%
Countrywide Asset-Backed Certificates Trust
0.697% due 02/25/2037 •	$522	510
1.582% due 11/25/2035 •	380	375
Credit-Based Asset Servicing & Securitization Trust 3.163% due 01/25/2037 ^þ	616	258
Morgan Stanley ABS Capital, Inc. Trust
1.222% due 01/25/2035 •	69	67
1.252% due 03/25/2034 •	429	422
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.237% due 09/25/2035 •	500	482
Soundview Home Loan Trust 1.357% due 10/25/2037 •	139	125
Wells Fargo Home Equity Asset-Backed Securities Trust 1.097% due 03/25/2037 •	1,500	1,389

		3,628

CORPORATE BONDS & NOTES 1.4%
DAE Funding LLC
1.625% due 02/15/2024	200	192
2.625% due 03/20/2025	200	190
3.375% due 03/20/2028	200	188
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	300	300
Rio Oil Finance Trust
8.200% due 04/06/2028	456	491
9.250% due 07/06/2024	677	710
9.750% due 01/06/2027	632	698
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (e)	500	364

		3,133

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Banc of America Mortgage Trust 2.713% due 02/25/2036 ^~	1	1
BCAP LLC Trust 2.630% due 05/26/2037 ~	637	631
Bear Stearns Adjustable Rate Mortgage Trust
2.711% due 01/25/2035 ~	1	1
3.133% due 05/25/2047 ^~	7	7
Citigroup Mortgage Loan Trust
1.938% due 08/25/2035 ~	4	4
3.185% due 09/25/2037 ^~	15	14
CitiMortgage Alternative Loan Trust 1.107% due 10/25/2036 ~	90	75
Countrywide Alternative Loan Trust 0.807% due 05/25/2036 ^•	124	58
GSR Mortgage Loan Trust 2.871% due 01/25/2036 ^~	2	2
IndyMac INDA Mortgage Loan Trust 2.605% due 11/25/2037 ~	80	73
IndyMac INDX Mortgage Loan Trust
0.637% due 02/25/2037 •	164	168
1.097% due 07/25/2045 •	96	83
Lehman XS Trust
0.707% due 08/25/2037 •	221	215
0.837% due 09/25/2046 •	123	123
Morgan Stanley Mortgage Loan Trust 1.992% due 06/25/2036 ~	1	1
SunTrust Adjustable Rate Mortgage Loan Trust 2.656% due 10/25/2037 ^~	52	48
WaMu Mortgage Pass-Through Certificates Trust
3.083% due 03/25/2036 ~	101	100
3.086% due 02/25/2037 ^~	12	12
Washington Mutual Mortgage Pass-Through Certificates Trust 0.891% due 02/25/2047 ^•	149	145

		1,761

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac 2.065% due 03/01/2036 •	1	1
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	35	36

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	1,000	997

		1,034

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds
1.750% due 08/15/2041 (l)	2,800	2,428
2.000% due 11/15/2041	1,400	1,267
3.125% due 11/15/2041	2,700	2,914

		6,609

Total United States (Cost $16,209)		16,165

URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond 5.100% due 06/18/2050	$500	591

Total Uruguay (Cost $480)		591

VENEZUELA 0.7%
CORPORATE BONDS & NOTES 0.3%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	$3,750	262
5.500% due 04/12/2037 ^(c)	4,350	283
6.000% due 05/16/2024 ^(c)	380	27
6.000% due 11/15/2026 ^(c)	1,200	88

		660

SOVEREIGN ISSUES 0.4%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	26
7.650% due 04/21/2025 ^(c)	630	55
7.750% due 04/13/2022	3,240	282
8.250% due 10/13/2024 ^(c)	3,850	335
9.000% due 05/07/2023 ^(c)	800	70
9.250% due 09/15/2027 ^(c)	1,190	103
9.375% due 01/13/2034 ^	40	3
11.950% due 08/05/2031 ^(c)	490	43

		917

Total Venezuela (Cost $13,014)		1,577

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
1MDB Global Investments Ltd. 4.400% due 03/09/2023	$1,000	978

Total Virgin Islands (British) (Cost $1,006)		978

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022 ^(c)	$200	138
8.970% due 07/30/2027 ^(c)	400	287

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Zambia (Cost $439)		425

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (h) 1.2%		2,816

Total Short-Term Instruments (Cost $2,816)		2,816

Total Investments in Securities (Cost $243,805)		209,596

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	1,500,019	14,565

Total Short-Term Instruments (Cost $14,570)		14,565

Total Investments in Affiliates (Cost $14,570)		14,565

Total Investments 99.3% (Cost $258,375)		$224,161
Financial Derivative Instruments (j)(k) 0.2%(Cost or Premiums, net $567)		406
Other Assets and Liabilities, net 0.5%		1,148

Net Assets 100.0%		$225,715

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Zero coupon security.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$810	U.S. Treasury Bills 0.000% due 08/04/2022		$(826)	$810	$810
JPS	0.260	03/17/2022	04/05/2022	2,006	U.S. Treasury Bonds 3.375% due 11/15/2048		(1,303)	2,006	2,006
					U.S. Treasury Notes 2.375% due 02/29/2024		(703)

Total Repurchase Agreements							$(2,832)	$2,816	$2,816

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

FBF				(0.500)%	02/08/2022	TBD(3)	$(161)		$(160)

Total Reverse Repurchase Agreements									$(160)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

United States (0.9)%
U.S. Treasury Obligations (0.9)%
U.S. Treasury Bonds					3.375%	11/15/2048	$1,100	$(1,601)	$(1,303)
U.S. Treasury Notes					2.375	02/29/2024	700	(742)	(703)

Total Short Sales (0.9)%								$(2,343)	$(2,006)

(i)							Securities with an aggregate market value of $172 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(799) at a weighted average interest rate of 0.038%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Open maturity reverse repurchase agreement.
(4)							Payable for short sales includes $15 of accrued interest.
(j)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2022	163	$20,029	$(465)	$41	$0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	11	1,948	(74)	12	0

$(539)	$53	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond June Futures	06/2022	57	$(10,005)	$320	$13	$(95)
U.S. Treasury 5-Year Note June Futures	06/2022	9	(1,032)	35	0	(1)

$355	$13	$(96)

Total Futures Contracts	$(184)	$66	$(96)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.363%	$100	$0	$1	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 37 5-Year Index	1.000%	Quarterly	06/20/2027	$600	$(2)	$2	$0	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	5.863%	Maturity	01/02/2023	BRL	32,300	$(22)	$(294)	$(316)	$2	$0
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024	16,800	0	2	2	0	(3)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	$5,700	334	(594)	(260)	2	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	400	3	(25)	(22)	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031	200	3	(13)	(10)	1	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	29,000	0	13	13	0	(8)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	800	72	15	87	0	(5)
Pay	28-Day MXN-TIIE	6.100	Lunar	02/26/2025	MXN	43,600	87	(225)	(138)	6	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	23,200	46	(120)	(74)	3	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025	11,300	(9)	56	47	0	(2)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025	44,500	(48)	224	176	0	(6)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	11,200	(10)	56	46	0	(2)
Receive	28-Day MXN-TIIE	5.530	Lunar	04/24/2025	2,300	(2)	11	9	0	0

$454	$(894)	$(440)	$14	$(26)

Total Swap Agreements	$452	$(891)	$(439)	$14	$(27)

Cash of $1,254 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	06/2022	$7	PLN	30	$0	$0
06/2022	ZAR	8,443	$552	0	(20)
07/2022	$205	PEN	830	18	0
09/2022	PEN	5,092	$1,209	0	(152)
BPS	04/2022	GBP	113	152	3	0
04/2022	$410	EUR	367	0	(4)
CBK	04/2022	PEN	1,238	$308	0	(28)
04/2022 «	RUB	2,054	27	3	0
04/2022	$332	PEN	1,238	3	0
05/2022	PEN	1,245	$304	0	(33)
05/2022 «	RUB	4,264	54	6	0
05/2022	$717	PEN	2,839	52	0
08/2022	1	COP	5,452	0	0
09/2022	1,253	PEN	4,831	41	0
12/2022	PEN	5,699	$1,382	0	(131)
03/2023	1,238	320	0	(6)
DUB	04/2022 «	RUB	3,629	47	4	0
04/2022	TRY	9,647	634	0	(15)
05/2022 «	RUB	4,637	59	6	0
06/2022	$4	PLN	17	0	0
GLM	04/2022 «	RUB	10,997	$144	15	0
04/2022 «	$1	RUB	116	0	0
04/2022	ZAR	12,619	$822	0	(40)
05/2022 «	RUB	10,497	135	16	0
05/2022 «	$122	RUB	12,684	23	0
06/2022	EGP	5,079	$310	35	0
10/2022	ZAR	12,778	811	0	(43)
HUS	04/2022	EUR	814	903	3	0
04/2022 «	RUB	2,970	38	3	0
04/2022	$623	EUR	567	4	0
05/2022	147	132	0	(1)
JPM	04/2022 «	$88	RUB	10,681	37	0
MYI	04/2022	$11,260	EUR	10,112	0	(74)
05/2022	EUR	10,112	$11,270	74	0
05/2022 «	RUB	4,061	52	6	0
RBC	06/2022	MXN	6,414	311	0	(7)
SCX	04/2022	EUR	10,232	11,507	188	0
04/2022 «	RUB	2,879	38	4	0
08/2022	$222	PEN	856	8	0
SOG	05/2022 «	RUB	6,257	$81	10	0
UAG	04/2022 «	22,130	287	27	0
04/2022 «	$396	RUB	33,862	2	0
05/2022 «	RUB	15,334	$195	20	0
05/2022 «	$371	RUB	32,365	0	(2)

Total Forward Foreign Currency Contracts	$611	$(556)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2025	5.413%	$400	$34	$22	$56	$0
Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	5.474	800	134	4	138	0
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	5.413	300	26	16	42	0
Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	5.474	200	33	2	35	0
DUB	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	5.413	600	60	24	84	0
GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2027	0.283	1,200	(42)	(1)	0	(43)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.606	100	0	(1)	0	(1)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.606	200	0	(2)	0	(2)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	5.413	800	77	35	112	0
MYC	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	5.474	100	17	0	17	0

							$339	$99	$484	$(46)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.438%	$1,200	$(4)	$6	$2	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.815	300	(44)	4	0	(40)
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.471	1,000	25	(6)	19	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.626	100	1	1	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	1.451	800	(21)	9	0	(12)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.271	1,500	20	4	24	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	0.345	400	(9)	10	1	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.909	300	0	1	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.598	600	4	6	10	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	16.838	450	(67)	(13)	0	(80)
	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.535	1,000	17	2	19	0
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.583	100	1	0	1	0
	Russia Government International Bond	1.000	Quarterly	12/20/2031	27.594	300	(31)	(154)	0	(185)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.314	500	5	4	9	0
CBK	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.515	800	9	5	14	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.314	1,900	(64)	99	35	0
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	3.175	500	17	(14)	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.430	500	(4)	6	2	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.438	300	(1)	2	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.815	100	(15)	2	0	(13)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2027	0.842	7,600	18	43	61	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.499	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.009	400	(2)	2	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.598	1,500	7	18	25	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.314	300	3	3	6	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2022	4.722	800	(36)	15	0	(21)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.351	400	(6)	11	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.400	100	(1)	2	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.271	900	10	5	15	0
JPM	Banque Centrale de Tunisie International Bond	1.000	Quarterly	06/20/2022	13.899	400	(28)	17	0	(11)
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.171	400	9	(2)	7	0
	Nigeria Government International Bond	1.000	Quarterly	06/20/2022	1.234	700	(5)	5	0	0
	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	1.657	500	(12)	8	0	(4)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.907	500	(8)	9	1	0
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.759	300	(10)	6	0	(4)
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.438	200	(1)	1	0	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.626	700	4	8	12	0
	Eskom Holdings SOC Ltd.	1.000	Quarterly	06/20/2022	2.325	200	(4)	3	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.499	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.009	500	(2)	2	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.598	1,800	3	27	30	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.271	1,400	8	15	23	0

							$(216)	$176	$331	$(371)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	100	$(8)	$4	$0	$(4)

Total Swap Agreements	$115	$279	$815	$(421)

(l)

Securities with an aggregate market value of $407 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$384	$0	$384
Angola
Sovereign Issues	0	1,931	0	1,931
Argentina
Sovereign Issues	0	5,123	0	5,123
Armenia
Sovereign Issues	0	653	0	653
Azerbaijan
Corporate Bonds & Notes	0	1,533	0	1,533
Sovereign Issues	0	391	0	391
Bahamas
Sovereign Issues	0	779	0	779
Bahrain
Sovereign Issues	0	1,486	0	1,486
Belarus
Sovereign Issues	0	36	0	36
Bermuda
Corporate Bonds & Notes	0	397	0	397
Brazil
Corporate Bonds & Notes	0	4,938	849	5,787
Sovereign Issues	0	1,352	0	1,352
Cameroon
Sovereign Issues	0	391	0	391
Cayman Islands
Corporate Bonds & Notes	0	6,021	0	6,021
Chile
Corporate Bonds & Notes	0	3,487	0	3,487
Sovereign Issues	0	4,142	0	4,142
China
Corporate Bonds & Notes	0	1,534	0	1,534
Colombia
Corporate Bonds & Notes	0	1,525	0	1,525
Sovereign Issues	0	5,052	0	5,052
Costa Rica
Sovereign Issues	0	757	0	757
Dominican Republic
Sovereign Issues	0	4,745	0	4,745
Ecuador
Sovereign Issues	0	2,018	0	2,018
Egypt
Sovereign Issues	0	4,636	0	4,636
El Salvador
Sovereign Issues	0	452	0	452
Ethiopia

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Sovereign Issues	0	145	0	145
Germany
Corporate Bonds & Notes	0	705	0	705
Ghana
Sovereign Issues	0	2,822	0	2,822
Guatemala
Sovereign Issues	0	1,841	0	1,841
Hong Kong
Corporate Bonds & Notes	0	1,529	0	1,529
Sovereign Issues	0	161	0	161
Hungary
Sovereign Issues	0	227	0	227
India
Corporate Bonds & Notes	0	1,711	0	1,711
Sovereign Issues	0	964	0	964
Indonesia
Corporate Bonds & Notes	0	8,461	0	8,461
Sovereign Issues	0	2,975	0	2,975
Ireland
Corporate Bonds & Notes	0	678	0	678
Isle of Man
Corporate Bonds & Notes	0	415	0	415
Israel
Corporate Bonds & Notes	0	1,930	0	1,930
Ivory Coast
Sovereign Issues	0	2,655	0	2,655
Jamaica
Corporate Bonds & Notes	0	185	0	185
Jersey, Channel Islands
Corporate Bonds & Notes	0	0	1,048	1,048
Jordan
Sovereign Issues	0	1,358	0	1,358
Kazakhstan
Corporate Bonds & Notes	0	3,107	0	3,107
Sovereign Issues	0	198	0	198
Kenya
Sovereign Issues	0	947	0	947
Luxembourg
Corporate Bonds & Notes	0	1,450	0	1,450
Malaysia
Corporate Bonds & Notes	0	2,646	0	2,646
Mauritius
Corporate Bonds & Notes	0	509	0	509
Mexico
Corporate Bonds & Notes	0	12,386	0	12,386
Sovereign Issues	0	3,884	0	3,884
Mongolia
Sovereign Issues	0	1,288	0	1,288
Morocco
Corporate Bonds & Notes	0	781	0	781
Sovereign Issues	0	799	0	799
Namibia
Sovereign Issues	0	303	0	303
Netherlands
Corporate Bonds & Notes	0	2,918	0	2,918
Nigeria
Corporate Bonds & Notes	0	659	0	659
Loan Participations and Assignments	0	1,019	0	1,019
Sovereign Issues	0	5,536	0	5,536
Oman
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	4,002	0	4,002
Pakistan
Corporate Bonds & Notes	0	194	0	194
Sovereign Issues	0	665	0	665
Panama
Corporate Bonds & Notes	0	845	0	845
Sovereign Issues	0	3,320	0	3,320
Paraguay
Sovereign Issues	0	416	0	416
Peru
Corporate Bonds & Notes	0	1,750	0	1,750
Sovereign Issues	0	1,563	0	1,563
Philippines
Corporate Bonds & Notes	0	1,001	0	1,001
Sovereign Issues	0	1,732	0	1,732
Qatar
Corporate Bonds & Notes	0	1,921	0	1,921
Sovereign Issues	0	2,128	0	2,128
Romania
Sovereign Issues	0	3,308	0	3,308
Russia
Sovereign Issues	0	842	0	842
Rwanda
Sovereign Issues	0	183	0	183
Saudi Arabia

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

Corporate Bonds & Notes	0	1,282	0	1,282
Sovereign Issues	0	5,224	0	5,224
Senegal
Sovereign Issues	0	754	0	754
Serbia
Sovereign Issues	0	435	0	435
Singapore
Corporate Bonds & Notes	0	1,295	0	1,295
South Africa
Corporate Bonds & Notes	0	3,086	1,656	4,742
Loan Participations and Assignments	0	0	1,091	1,091
Sovereign Issues	0	3,873	0	3,873
South Korea
Corporate Bonds & Notes	0	831	0	831
Sri Lanka
Sovereign Issues	0	1,429	0	1,429
Supranational
Corporate Bonds & Notes	0	559	0	559
Tanzania
Loan Participations and Assignments	0	0	113	113
Thailand
Corporate Bonds & Notes	0	370	0	370
Trinidad and Tobago
Corporate Bonds & Notes	0	29	0	29
Turkey
Corporate Bonds & Notes	0	591	0	591
Loan Participations and Assignments	0	1,056	0	1,056
Sovereign Issues	0	10,799	0	10,799
Ukraine
Corporate Bonds & Notes	0	316	0	316
Sovereign Issues	0	1,756	0	1,756
United Arab Emirates
Corporate Bonds & Notes	0	1,951	0	1,951
Sovereign Issues	0	1,201	0	1,201
United Kingdom
Corporate Bonds & Notes	0	422	0	422
United States
Asset-Backed Securities	0	3,628	0	3,628
Corporate Bonds & Notes	0	3,133	0	3,133
Non-Agency Mortgage-Backed Securities	0	1,761	0	1,761
U.S. Government Agencies	0	1,034	0	1,034
U.S. Treasury Obligations	0	6,609	0	6,609
Uruguay
Sovereign Issues	0	591	0	591
Venezuela
Corporate Bonds & Notes	0	660	0	660
Sovereign Issues	0	917	0	917
Virgin Islands (British)
Corporate Bonds & Notes	0	978	0	978
Zambia
Sovereign Issues	0	425	0	425
Short-Term Instruments
Repurchase Agreements	0	2,816	0	2,816

	$0	$204,839	$4,757	$209,596
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,565	$0	$0	$14,565

Total Investments	$14,565	$204,839	$4,757	$224,161

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,006)	$0	$(2,006)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	67	0	80
Over the counter	0	1,244	182	1,426

	$13	$1,311	$182	$1,506
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(95)	(28)	0	(123)
Over the counter	0	(971)	(6)	(977)

	$(95)	$(999)	$(6)	$(1,100)

Total Financial Derivative Instruments	$(82)	$312	$176	$406

Totals	$14,483	$203,145	$4,933	$222,561

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2022 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$688	$5	$0	$1	$0	$155	$0	$0	$849	$155
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,116	0	0	0	(68)	0	0	1,048	(68)
Mexico	0	0	0	0	0	0	0	0	0	0
South Africa
Corporate Bonds & Notes	1,521	0	0	0	0	135	0	0	1,656	135
Loan Participations and Assignments	1,077	0	0	11	0	3	0	0	1,091	3
Tanzania
Loan Participations and Assignments	114	0	0	0	0	(1)	0	0	113	(1)
Turkey
Loan Participations and Assignments	1,121	0	0	1	0	(66)	0	(1,056)	0	0

	$4,521	$1,121	$0	$13	$0	$158	$0	$(1,056)	$4,757	$224
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$182	$0	$0	$182	$182

Financial Derivative Instruments - Liabilities
Over the counter	$(5)	$0	$0	$0	$0	$(1)	$0	$0	$(6)	$(2)

Totals	$4,516	$1,121	$0	$13	$0	$339	$0	$(1,056)	$4,933	$404

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes		$849	Reference Instrument			Weighted Average		BRL	52.705	—
Jersey, Channel Islands
Corporate Bonds & Notes		1,048	Proxy Pricing			Base Price			95.036 - 95.248	95.184
South Africa
Corporate Bonds & Notes		1,656	Reference Instrument			Yield			8.973	—
Loan Participations and Assignments		1,091	Reference Instrument			Yield			5.834	—
Tanzania
Loan Participations and Assignments		113	Proxy Pricing			Base Price			98.500	—
Financial Derivative Instruments - Assets
Over the counter		182	Other Valuation Techniques(2)			—			—	—
Financial Derivative Instruments - Liabilities
Over the counter		(4)	Indicative Market Quotation			Broker Quote			(3.696)	—
		(2)	Other Valuation Techniques(2)			—			—	—

Total		$4,933

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$11,266	$20,807	$(17,500)	$(119)	$111	$14,565	$7	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
FBF	Credit Suisse International	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	PEN	Peruvian New Sol	USD (or $)	United States Dollar
EUR	Euro	PLN	Polish Zloty	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
EUR003M	3 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR	US0006M	ICE 6-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
DAC	Designated Activity Company	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$68	$21
1.125% due 07/09/2035 þ		44	13
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,640	18
Provincia de Buenos Aires 42.033% due 04/12/2025		620	3

Total Argentina (Cost $258)			55

AUSTRALIA 2.8%
CORPORATE BONDS & NOTES 0.5%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023 (l)		$600	608

SOVEREIGN ISSUES 2.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	2,200	1,503
1.000% due 11/21/2031		300	190
1.750% due 06/21/2051		200	108
2.500% due 05/21/2030		400	293
Queensland Treasury Corp. 4.250% due 07/21/2023		800	620
South Australia Government Financing Authority 1.750% due 05/24/2032		200	130
Treasury Corp. of Victoria 4.250% due 12/20/2032		100	82

			2,926

Total Australia (Cost $3,818)			3,534

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Bradesco SA 2.850% due 01/27/2023		$300	301

Total Brazil (Cost $300)			301

CANADA 0.5%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$82	79
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	334

			413

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	113	91

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044		126	120

Total Canada (Cost $645)			624

CAYMAN ISLANDS 7.1%
ASSET-BACKED SECURITIES 6.1%
Apidos CLO 1.171% due 07/17/2030 •		$250	250
Arbor Realty Commercial Real Estate Notes Ltd. 1.500% due 01/15/2037 •		300	299

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Ares CLO Ltd. 1.111% due 01/15/2029 •		379	376
BDS Ltd. 1.818% due 12/16/2036 •		400	396
Birch Grove CLO Ltd. 1.956% due 06/15/2031 •		500	498
Carlyle U.S. CLO Ltd. 1.254% due 04/20/2031 •		300	298
CIFC Funding Ltd. 1.209% due 10/24/2030 •		500	497
Gallatin CLO Ltd. 1.305% due 01/21/2028 •		180	179
Halseypoint Clo Ltd. 1.749% due 11/30/2032 •		300	299
KREF Ltd. 1.780% due 02/17/2039 •		300	298
LCM LP 1.334% due 04/20/2031 •		500	497
Marble Point CLO Ltd. 1.281% due 10/15/2030 ~		400	398
MF1 Ltd. 1.400% due 02/19/2037 •		300	298
Sound Point CLO Ltd. 1.159% due 01/23/2029 •		376	376
Starwood Commercial Mortgage Trust 1.668% due 04/18/2038 •		500	497
Starwood Mortgage Trust 1.400% due 11/15/2038 •		300	297
Stratus CLO Ltd. 1.043% due 12/29/2029 •		300	298
Symphony CLO Ltd. 1.188% due 07/14/2026 •		103	103
TPG Real Estate Finance Issuer Ltd. 1.700% due 02/15/2039 •		300	298
Venture CLO Ltd.
1.121% due 04/15/2027 •		74	74
1.354% due 01/20/2029 •		400	399
1.496% due 09/07/2030 •		500	500
Voya CLO Ltd. 1.191% due 04/17/2030 •		500	498

			7,923

CORPORATE BONDS & NOTES 0.9%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		282	250
KSA Sukuk Ltd. 2.894% due 04/20/2022		300	300
SA Global Sukuk Ltd.
1.602% due 06/17/2026		300	282
2.694% due 06/17/2031		200	190
Sands China Ltd. 5.125% due 08/08/2025		200	199

			1,221

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 1.293% due 07/15/2036 •		163	161

Total Cayman Islands (Cost $9,407)			9,305

DENMARK 3.8%
CORPORATE BONDS & NOTES 3.8%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	17,067	2,194
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,494	319
1.500% due 10/01/2053		898	119
Nykredit Realkredit AS
1.000% due 10/01/2050		13,157	1,704
1.000% due 10/01/2053		400	50
1.500% due 10/01/2053		995	133
Realkredit Danmark AS
1.000% due 10/01/2050		2,480	323
1.500% due 10/01/2053		299	40

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Total Denmark (Cost $5,589)			4,882

FRANCE 4.8%
CORPORATE BONDS & NOTES 0.7%
BNP Paribas SA 2.871% due 04/19/2032 •		$200	182
Dexia Credit Local SA 1.625% due 10/16/2024		400	391
Societe Generale SA
2.226% due 01/21/2026 •		200	190
2.797% due 01/19/2028 •		200	188

			951

SOVEREIGN ISSUES 4.1%
France Government International Bond
0.750% due 05/25/2052	EUR	1,500	1,399
2.000% due 05/25/2048 (l)		1,800	2,283
3.250% due 05/25/2045 (l)		1,100	1,687

			5,369

Total France (Cost $6,256)			6,320

GERMANY 2.2%
CORPORATE BONDS & NOTES 2.2%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	216
1.750% due 11/19/2030 •		200	207
2.625% due 02/12/2026		300	340
3.035% due 05/28/2032 •(j)(l)		$150	135
3.547% due 09/18/2031 •(l)		200	189
3.729% due 01/14/2032 •(j)		200	179
3.961% due 11/26/2025 •(l)		200	200
4.500% due 04/01/2025		200	201
5.882% due 07/08/2031 •		200	207
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		400	395
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	153
5.375% due 04/23/2024	NZD	500	360

Total Germany (Cost $3,017)			2,782

GUERNSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		$58	57

Total Guernsey, Channel Islands (Cost $57)			57

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$200	201

Total India (Cost $201)			201

IRELAND 2.1%
ASSET-BACKED SECURITIES 2.0%
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	235	259
Armada Euro CLO DAC 0.720% due 07/15/2031 •		400	439
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		226	249
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	274
Harvest CLO DAC 1.040% due 07/15/2031		400	429
Jubilee CLO DAC
0.610% due 04/15/2030 •		250	274
0.650% due 04/15/2031 •		250	273

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		300	330

			2,527

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	189

Total Ireland (Cost $2,956)			2,716

ISRAEL 1.3%
SOVEREIGN ISSUES 1.3%
Israel Government International Bond
0.750% due 07/31/2022	ILS	3,500	1,099
3.375% due 01/15/2050		$200	190
3.800% due 05/13/2060		200	200
4.125% due 01/17/2048		200	214

Total Israel (Cost $1,684)			1,703

ITALY 1.2%
CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA 0.971% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	500	553
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		300	325
3.625% due 09/24/2024		100	107
UniCredit SpA 7.830% due 12/04/2023		$500	532

Total Italy (Cost $1,534)			1,517

JAPAN 6.8%
CORPORATE BONDS & NOTES 1.1%
Mizuho Financial Group, Inc.
1.128% (US0003M + 0.630%) due 05/25/2024 ~(l)		$200	200
2.721% due 07/16/2023 •(l)		700	701
Nissan Motor Co. Ltd.
4.345% due 09/17/2027 (l)		200	197
4.810% due 09/17/2030		300	298

			1,396

SOVEREIGN ISSUES 5.7%
Japan Bank for International Cooperation 1.750% due 10/17/2024		600	588
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		400	371
Japan Government International Bond
0.100% due 03/10/2028	JPY	152,355	1,315
0.100% due 06/20/2031		210,000	1,710
0.100% due 09/20/2031		251,250	2,044
0.500% due 03/20/2049		100,000	746
0.700% due 12/20/2048		10,000	79
0.700% due 06/20/2051		64,000	498

			7,351

Total Japan (Cost $9,551)			8,747

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd. 3.500% due 04/21/2030		$200	204

SOVEREIGN ISSUES 0.2%
Malaysia Government International Bond 3.828% due 07/05/2034	MYR	900	206

Total Malaysia (Cost $417)			410

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Cooperatieve Rabobank UA 1.826% (US0003M + 0.860%) due 09/26/2023 ~(l)		$500	504

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Enel Finance International NV 2.650% due 09/10/2024		200	197
ING Groep NV 1.962% (US0003M + 1.000%) due 10/02/2023 ~(l)		700	704

Total Netherlands (Cost $1,400)			1,405

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	210

Total Norway (Cost $218)			210

PERU 1.9%
SOVEREIGN ISSUES 1.9%
Peru Government International Bond
1.862% due 12/01/2032		$100	86
5.350% due 08/12/2040	PEN	300	67
5.940% due 02/12/2029		4,300	1,135
6.350% due 08/12/2028		3,500	950
8.200% due 08/12/2026		800	235

Total Peru (Cost $2,824)			2,473

QATAR 1.2%
CORPORATE BONDS & NOTES 0.3%
Qatar Energy
2.250% due 07/12/2031		$200	185
3.125% due 07/12/2041		200	182

			367

SOVEREIGN ISSUES 0.9%
Qatar Government International Bond 3.875% due 04/23/2023		1,100	1,121

Total Qatar (Cost $1,496)			1,488

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	188
2.000% due 04/14/2033		100	89
2.124% due 07/16/2031		100	95
2.750% due 04/14/2041		100	85
2.875% due 04/13/2042		100	85

Total Romania (Cost $703)			542

SAUDI ARABIA 0.3%
SOVEREIGN ISSUES 0.3%
Saudi Government International Bond 4.625% due 10/04/2047		$400	430

Total Saudi Arabia (Cost $475)			430

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	94
2.050% due 09/23/2036		100	85

Total Serbia (Cost $230)			179

SINGAPORE 2.3%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 3.500% due 09/18/2027 (l)		$200	197

SOVEREIGN ISSUES 2.1%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	2,100	1,459
2.875% due 07/01/2029		600	458

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

2.875% due 09/01/2030		1,100	844

			2,761

Total Singapore (Cost $3,036)			2,958

SPAIN 1.4%
CORPORATE BONDS & NOTES 0.3%
Banco Santander SA
1.849% due 03/25/2026		$200	187
3.496% due 03/24/2025		200	200

			387

		SHARES
PREFERRED SECURITIES 0.4%
CaixaBank SA
5.875% due 10/09/2027 •(h)(i)		200,000	234
6.750% due 06/13/2024 •(h)(i)		200,000	233

			467

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.7%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	134
Spain Government International Bond 3.450% due 07/30/2066		550	798

			932

Total Spain (Cost $1,989)			1,786

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Investment Bank 0.500% due 07/21/2023	AUD	600	442

Total Supranational (Cost $505)			442

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.5%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$400	411
Credit Suisse Group AG
3.800% due 06/09/2023		600	606
5.250% due 02/11/2027 •(h)(i)		200	186
UBS AG 7.625% due 08/17/2022 (i)		750	761

Total Switzerland (Cost $1,982)			1,964

UNITED KINGDOM 10.7%
CORPORATE BONDS & NOTES 5.9%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$500	513
Barclays PLC
1.955% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	250	189
2.365% (BBSW3M + 2.150%) due 06/26/2024 ~		500	385
4.338% due 05/16/2024 •(l)		$400	406
4.836% due 05/09/2028		400	409
5.200% due 05/12/2026		200	208
6.125% due 12/15/2025 •(h)(i)		300	307
7.875% due 09/15/2022 •(h)(i)	GBP	200	268
HSBC Holdings PLC
3.803% due 03/11/2025 •(l)		$200	201
3.973% due 05/22/2030 •(l)		100	100
4.041% due 03/13/2028 •(l)		200	201
6.750% due 09/11/2028	GBP	200	307
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		200	258
Lloyds Bank PLC 4.875% due 03/30/2027		100	149

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Lloyds Banking Group PLC
4.650% due 03/24/2026 (l)		$400	410
7.875% due 06/27/2029 •(h)(i)	GBP	200	297
Nationwide Building Society 1.700% due 02/13/2023 (l)		$500	499
NatWest Group PLC 2.500% due 03/22/2023	EUR	200	227
Natwest Group PLC 4.892% due 05/18/2029 •(l)		$400	417
Reckitt Benckiser Treasury Services PLC 1.514% (US0003M + 0.560%) due 06/24/2022 ~(l)		300	300
Santander U.K. Group Holdings PLC 7.375% due 06/24/2022 •(h)(i)	GBP	200	266
Standard Chartered PLC
1.822% due 11/23/2025 •		$300	285
2.608% due 01/12/2028 •		200	187
2.678% due 06/29/2032 •		300	264
Tesco Property Finance PLC 5.801% due 10/13/2040	GBP	142	222
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		300	400

			7,675

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Avon Finance PLC 1.197% due 09/20/2048 •		237	312
Eurohome UK Mortgages PLC 1.187% due 06/15/2044 •		341	437
Eurosail PLC 1.972% due 06/13/2045 •		280	367
Hawksmoor Mortgages 1.240% due 05/25/2053 •		478	628
Residential Mortgage Securities PLC 1.547% due 06/20/2070 •		232	307
Ripon Mortgages PLC 1.204% due 08/28/2056 •		1,000	1,309
Stratton Mortgage Funding PLC 0.992% due 07/20/2060 •		591	777
Towd Point Mortgage Funding 0.992% due 07/20/2045 •		623	819
Towd Point Mortgage Funding PLC
0.992% due 07/20/2045 •		312	410
1.236% due 10/20/2051 •		315	416
Trinity Square PLC 0.936% due 07/15/2059 •		253	332

			6,114

		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		760	172

Total United Kingdom (Cost $14,188)			13,961

		PRINCIPAL AMOUNT (000s)
UNITED STATES 48.5%
ASSET-BACKED SECURITIES 6.9%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		209	209
ACE Securities Corp. Home Equity Loan Trust 1.357% due 08/25/2035 •		500	494
Amortizing Residential Collateral Trust 1.157% due 10/25/2031 •		0	1
Citigroup Mortgage Loan Trust, Inc. 1.447% due 07/25/2035 •		500	491
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		533	533
Countrywide Asset-Backed Certificates
0.677% due 06/25/2047 •		773	754
0.857% due 08/25/2034 •		76	74
Countrywide Asset-Backed Certificates Trust, Inc. 1.197% due 08/25/2047 •		68	67
Credit-Based Asset Servicing & Securitization Trust 0.517% due 11/25/2036 •		14	8

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Fortress Credit Investments Ltd. 1.933% due 12/17/2026 ~		300	300
GSAMP Trust 0.957% due 05/25/2046 •		500	487
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		151	144
Morgan Stanley ABS Capital, Inc. Trust
0.567% due 03/25/2037 •		845	433
0.707% due 08/25/2036 ~		1,946	1,180
New Century Home Equity Loan Trust 1.192% due 06/25/2035 •		132	132
NovaStar Mortgage Funding Trust 0.997% due 05/25/2036 •		500	481
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		457	203
Securitized Asset-Backed Receivables LLC Trust 0.507% due 12/25/2036 •		5	3
SMB Private Education Loan Trust
1.290% due 07/15/2053		238	227
1.497% due 07/15/2053 •		60	60
Soundview Home Loan Trust 0.957% due 11/25/2036 •		545	528
Structured Asset Securities Corp. Mortgage Loan Trust 1.731% due 04/25/2035 •		3	3
Terwin Mortgage Trust 1.397% due 11/25/2033 •		9	9
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		295	280
2.710% due 01/25/2060 ~		258	253
2.900% due 10/25/2059 ~		1,027	1,011
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		500	497
Washington Mutual Asset-Backed Certificates Trust 0.517% due 10/25/2036 ~		33	16

			8,878

CORPORATE BONDS & NOTES 6.2%
American Tower Corp. 3.800% due 08/15/2029 (l)		400	399
AT&T, Inc. 3.100% due 02/01/2043 (l)		100	87
Bayer U.S. Finance LLC
1.836% (US0003M + 1.010%) due 12/15/2023 ~(l)		300	302
4.250% due 12/15/2025 (l)		200	204
Boeing Co. 3.250% due 02/01/2028		200	193
British Airways Pass-Through Trust 3.350% due 12/15/2030		81	77
Broadcom, Inc. 3.137% due 11/15/2035 (l)		400	353
Campbell Soup Co. 3.650% due 03/15/2023		29	29
Charter Communications Operating LLC
4.464% due 07/23/2022		900	903
6.384% due 10/23/2035		600	679
Citigroup, Inc. 3.290% due 03/17/2026 •(j)		200	199
Cleco Power LLC 1.326% (US0003M + 0.500%) due 06/15/2023 ~		100	100
Corebridge Financial, Inc. 3.500% due 04/04/2025 (b)		100	100
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	100	111
Ford Motor Credit Co. LLC
0.172% due 12/01/2024 •		100	106
2.300% due 02/10/2025		$200	190
2.748% due 06/14/2024	GBP	100	127
3.087% due 01/09/2023		$200	201
GA Global Funding Trust 2.250% due 01/06/2027		150	140
GLP Capital LP 5.300% due 01/15/2029		400	421
Goldman Sachs Group, Inc.
0.836% (SOFRRATE + 0.700%) due 01/24/2025 ~		500	497
3.000% due 03/15/2024		300	300
Helmerich & Payne, Inc. 2.900% due 09/29/2031		100	92
Hyatt Hotels Corp. 1.300% due 10/01/2023		100	98
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	520
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022 (l)		$400	401
Organon & Co. 4.125% due 04/30/2028		200	191

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Pacific Gas & Electric Co.
3.500% due 06/15/2025 (l)	100	98
4.000% due 12/01/2046 (l)	100	83
Principal Life Global Funding 1.375% due 01/10/2025	100	95
Southern California Edison Co.
0.910% (SOFRRATE + 0.640%) due 04/03/2023 ~(l)	100	100
1.100% (SOFRRATE + 0.830%) due 04/01/2024 ~(l)	100	100
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	400	397
Sprint Spectrum Co. LLC 4.738% due 03/20/2025 (l)	150	153

		8,046

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 2.707% (LIBOR03M + 2.250%) due 03/15/2027 ~	226	221

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
Adjustable Rate Mortgage Trust 2.583% due 09/25/2035 ^~	4	4
American Home Mortgage Assets Trust
0.647% due 05/25/2046 ^•	119	105
0.667% due 10/25/2046 •	255	159
Banc of America Funding Trust
2.606% due 02/20/2036 ~	43	43
3.255% due 10/20/2046 ^~	52	46
5.500% due 01/25/2036	129	118
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	284	271
BCAP LLC Trust
0.797% due 01/25/2037 ^•	116	110
5.250% due 04/26/2037	345	235
Bear Stearns Adjustable Rate Mortgage Trust
2.365% due 10/25/2033 ~	2	2
2.442% due 05/25/2034 ~	6	6
2.480% due 08/25/2033 ~	3	3
2.731% due 11/25/2034 ~	1	1
3.001% due 05/25/2034 ~	5	5
3.133% due 05/25/2047 ^~	86	84
Bear Stearns ALT-A Trust
2.829% due 11/25/2035 ^~	60	52
2.874% due 09/25/2035 ^~	57	42
3.292% due 08/25/2036 ^~	105	65
Bear Stearns Structured Products, Inc. Trust 2.340% due 12/26/2046 ^~	45	38
BX Commercial Mortgage Trust 1.127% due 10/15/2036 •	400	391
Chase Mortgage Finance Trust 3.153% due 07/25/2037 ~	12	11
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.637% due 07/25/2036 •	254	245
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,015	943
3.150% due 10/25/2035 ^•	146	149
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •	5	5
Countrywide Alternative Loan Trust
0.644% due 12/20/2046 ^•	187	164
0.659% due 07/20/2046 ^•	125	97
0.807% due 05/25/2037 ^•	34	10
0.869% due 03/20/2046 ~	61	51
1.017% due 02/25/2037 •	69	59
1.641% due 11/25/2035 •	13	12
2.181% due 11/25/2035 •	13	12
2.798% due 11/25/2035 ^~	113	108
5.250% due 06/25/2035 ^	9	8
6.000% due 04/25/2037 ^	41	24
6.250% due 08/25/2037 ^	19	14
6.500% due 06/25/2036 ^	95	64
Countrywide Home Loan Mortgage Pass-Through Trust
0.917% due 05/25/2035 •	33	29
0.997% due 04/25/2046 ~	919	316
1.037% due 04/25/2035 •	5	4
1.057% due 03/25/2035 ~	280	219
1.077% due 02/25/2035 •	275	263
1.097% due 03/25/2035 •	31	28
1.117% due 02/25/2035 •	4	4
1.217% due 09/25/2034 •	3	3
1.991% due 02/20/2036 ^~	159	158
2.514% due 05/25/2047 ~	56	52
2.696% due 11/25/2034 ~	5	5
5.500% due 10/25/2035	39	29

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	92	85
6.500% due 07/26/2036 ^	103	35
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 ^þ	110	105
GreenPoint Mortgage Funding Trust 0.997% due 11/25/2045 •	5	5
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	94	87
2.500% due 01/25/2052 ~	376	350
2.500% due 02/25/2052 ~	188	175
GSR Mortgage Loan Trust
2.336% due 06/25/2034 ~	2	2
2.880% due 03/25/2033 •	1	1
2.910% due 09/25/2035 ~	37	38
HarborView Mortgage Loan Trust 0.991% due 12/19/2036 ^•	63	60
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	81	80
IndyMac INDX Mortgage Loan Trust 2.922% due 09/25/2035 ^~	90	84
J.P. Morgan Mortgage Trust 3.000% due 05/25/2052 ~	1,060	1,011
JP Morgan Mortgage Trust
1.844% due 11/25/2033 ~	2	2
2.291% due 02/25/2035 ~	1	1
3.000% due 01/25/2052 ~	653	623
3.000% due 04/25/2052 ~	652	623
3.114% due 01/25/2037 ^~	77	71
JPMorgan Mortgage Trust 3.000% due 03/25/2052 ~	590	572
Luminent Mortgage Trust 1.177% due 04/25/2036 •	198	178
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	370
MASTR Adjustable Rate Mortgages Trust 2.274% due 05/25/2034 ~	204	203
MASTR Alternative Loan Trust 0.857% due 03/25/2036 ^•	44	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.837% due 12/15/2030 ~	2	2
Merrill Lynch Mortgage Investors Trust
0.877% due 02/25/2036 •	31	31
1.811% due 02/25/2033 ~	4	3
2.126% due 02/25/2036 ~	7	7
Merrill Lynch Mortgage-Backed Securities Trust 2.733% due 04/25/2037 ^~	4	4
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	367	360
2.750% due 11/25/2059 ~	307	302
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.422% due 10/25/2035 ~	7	6
NYO Commercial Mortgage Trust 1.492% due 11/15/2038 •	400	393
OBX Trust 1.107% due 06/25/2057 •	113	111
One New York Plaza Trust 1.347% due 01/15/2036 •	500	493
Onslow Bay Mortgage Loan Trust 2.500% due 10/25/2051 ~	383	353
PMT Loan Trust 2.500% due 07/25/2051 ~	373	347
Residential Accredit Loans, Inc. Trust
0.877% due 04/25/2046 ~	119	41
6.000% due 12/25/2036 ^	152	141
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^	31	29
Structured Adjustable Rate Mortgage Loan Trust
2.329% due 04/25/2034 ~	4	5
2.459% due 02/25/2034 ~	3	3
Structured Asset Mortgage Investments Trust
0.677% due 09/25/2047 ~	179	162
0.837% due 07/25/2046 ^•	198	166
0.877% due 05/25/2036 •	34	32
0.897% due 05/25/2036 •	192	178
0.949% due 07/19/2035 •	47	45
1.017% due 02/25/2036 ^•	252	240
1.029% due 07/19/2034 •	1	1
1.149% due 03/19/2034 •	2	2
Structured Asset Securities Corp. 0.737% due 01/25/2036 •	77	74
SunTrust Alternative Loan Trust 1.107% due 12/25/2035 ^~	252	217
UWM Mortgage Trust 2.500% due 11/25/2051 ~	487	452

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
0.841% due 02/25/2047 ^•	156	147
0.997% due 12/25/2045 ~	14	15
1.077% due 01/25/2045 •	2	2
1.097% due 01/25/2045 •	2	2
1.541% due 08/25/2042 •	2	2
1.723% due 07/25/2046 ~	98	95
2.461% due 03/25/2034 ~	8	8
2.545% due 01/25/2037 ^~	12	11
2.585% due 06/25/2033 ~	2	2
2.612% due 02/25/2033 ~	28	29
2.716% due 12/25/2036 ^~	2	2
2.755% due 09/25/2036 ~	37	36
2.870% due 06/25/2037 ^~	29	28
3.030% due 12/25/2036 ^~	15	15
Washington Mutual Mortgage Pass-Through Certificates Trust 1.081% due 07/25/2046 ^•	33	22

		14,247

	SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(h)	100,000	108
Bank of America Corp. 5.875% due 03/15/2028 •(h)	300,000	303
Charles Schwab Corp. 5.375% due 06/01/2025 •(h)	200,000	207

		618

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 19.4%
Fannie Mae
0.577% due 03/25/2034 •	1	1
0.607% due 08/25/2034 •	1	1
0.857% due 06/25/2036 •	9	9
1.640% due 12/01/2034 •	1	2
2.423% due 11/01/2034 •	9	10
3.000% due 03/01/2060	234	233
3.500% due 01/01/2059	406	410
6.000% due 07/25/2044	11	11
Freddie Mac
0.456% due 01/15/2038 •	129	128
0.737% due 09/25/2031 •	8	8
1.341% due 10/25/2044 •	16	16
1.865% due 01/15/2038 ~(a)	129	8
2.129% due 04/01/2037 •	10	10
3.000% due 03/01/2045	192	191
6.000% due 04/15/2036	117	129
Ginnie Mae
3.000% due 07/20/2046	7	7
6.000% due 09/20/2038	2	2
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	700	651
2.500% due 02/01/2051	256	245
3.000% due 08/01/2042 - 06/01/2051	641	631
3.500% due 10/01/2034 - 07/01/2050	451	456
4.000% due 06/01/2050	164	168
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2052 - 05/01/2052	2,900	2,831
3.500% due 04/01/2052 - 05/01/2052	21,800	15,180
4.000% due 05/01/2052	3,700	3,764

		25,102

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds
1.375% due 11/15/2040 (p)	800	655
1.625% due 11/15/2050 (p)	200	164
1.875% due 02/15/2041 (p)	2,000	1,782
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028 (n)	456	488
1.750% due 01/15/2028 (n)	1,878	2,151
3.875% due 04/15/2029	274	362

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

			5,602

Total United States (Cost $63,366)			62,714

SHORT-TERM INSTRUMENTS 10.2%
REPURCHASE AGREEMENTS (k) 0.4%			507

ISRAEL TREASURY BILLS 0.4%
0.010% due 04/06/2022 - 01/04/2023 (d)(e)	ILS	1,500	469

JAPAN TREASURY BILLS 9.1%
(0.081)% due 05/16/2022 - 07/04/2022 (d)(e)	JPY	1,440,000	11,831

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.406% due 06/21/2022 (e)(f)(p)		$261	261

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.237% due 06/01/2022		100	100

Total Short-Term Instruments (Cost $13,425)			13,168

Total Investments in Securities (Cost $151,527)			146,874

		SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short Asset Portfolio		382,988	3,775
PIMCO Short-Term Floating NAV Portfolio III		950,038	9,225

Total Short-Term Instruments (Cost $13,040)			13,000

Total Investments in Affiliates (Cost $13,040)			13,000

Total Investments 123.5% (Cost $164,567)			$159,874
Financial Derivative Instruments (m)(o) (0.6)%(Cost or Premiums, net $(1,864))			(821)
Other Assets and Liabilities, net (22.9)%			(29,589)

Net Assets 100.0%			$129,464

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$200	$199	0.16%
Deutsche Bank AG	3.035	05/28/2032	05/28/2021	150	135	0.10
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	200	179	0.14

$550	$513	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$507	U.S. Treasury Bills 0.000% due 08/04/2022	$(517)	$507	$507

Total Repurchase Agreements	$(517)	$507	$507

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(0.570)%	02/14/2022	08/15/2022	EUR	(3,190)	$(3,526)
TDM	0.470	03/18/2022	TBD(3)	$(7,997)	(7,999)

Total Reverse Repurchase Agreements	$(11,525)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (20.2)%
U.S. Government Agencies (20.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2037	$2,000	$(1,976)	$(1,943)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2052	11,400	(10,839)	(10,584)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2052	7,300	(6,969)	(6,951)
Uniform Mortgage-Backed Security, TBA	3.500	04/01/2037	100	(103)	(102)

Total Short Sales (20.2)%	$(19,887)	$(19,580)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

(l)	Securities with an aggregate market value of $11,575 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(12,624) at a weighted average interest rate of (.001%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Call Options Strike @ EUR 98.125 on Euribor 1-Year Mid Curve June 2022 Futures	$98.125	06/10/2022	10	$25	$(2)	$(1)
Call - CME Call Options Strike @ EUR 98.375 on Euribor 1-Year Mid Curve April 2022 Futures	98.375	04/14/2022	7	18	(3)	0
Put - CME Put Options Strike @ EUR 97.375 on Euribor 1-Year Mid Curve June 2022 Futures	97.375	06/10/2022	10	25	(3)	(10)
Put - CME Put Options Strike @ EUR 98.375 on Euribor 1-Year Mid Curve April 2022 Futures	98.375	04/14/2022	7	18	(3)	(22)

Total Written Options	$(11)	$(33)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2022	5	$474	$(22)	$4	$(2)
Call Options Strike @ EUR 150.000 on Euro-Bobl Bond June 2022 Futures(1)	05/2022	21	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-OAT France Government 10-Year Bond June 2022 Futures (1)	05/2022	135	1	0	0	0
Call Options Strike @ EUR 200.000 on Euro-Bund June 2022 Futures(1)	05/2022	68	1	0	0	0
Euro-BTP Italy Government Bond June Futures	06/2022	62	9,486	(431)	81	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	16	2,168	(74)	6	0

$(527)	$91	$(9)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	7	$(1,700)	$10	$0	$(1)
Australia Government 3-Year Note June Futures	06/2022	11	(905)	15	0	(4)
Euro-Bobl June Futures	06/2022	21	(2,994)	63	8	(18)
Euro-Bund 10-Year Bond June Futures	06/2022	64	(11,233)	359	15	(106)
Euro-Buxl 30-Year Bond June Futures	06/2022	3	(618)	26	1	(10)
Euro-OAT France Government 10-Year Bond June Futures	06/2022	135	(22,627)	613	36	(217)
Japan Government 10-Year Bond June Futures	06/2022	5	(6,148)	43	0	(27)
Put Options Strike @ EUR 131.500 on Euro-Bobl Bond May 2022 Futures(1)	04/2022	4	(12)	(10)	3	(2)
U.S. Treasury 5-Year Note June Futures	06/2022	17	(1,950)	50	0	(2)
U.S. Treasury 10-Year Note June Futures	06/2022	13	(1,597)	45	0	(3)
U.S. Treasury 30-Year Bond June Futures	06/2022	2	(300)	7	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	4	(709)	20	0	(4)
United Kingdom Long Gilt June Futures	06/2022	77	(12,263)	185	12	(42)

$1,426	$75	$(437)

Total Futures Contracts	$899	$166	$(446)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.269%	EUR	200	$(1)	$(3)	$(4)	$0	$(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.016	200	(24)	24	0	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.339	200	5	2	7	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.378	300	65	(10)	55	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.473	400	5	3	8	0	0

$50	$16	$66	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$1,300	$(124)	$39	$(85)	$0	$0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	2,200	(14)	0	(14)	0	(1)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	3,300	(20)	21	1	3	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	500	3	(2)	1	1	0
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	EUR	900	(7)	3	(4)	0	0

$(162)	$61	$(101)	$4	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$2,900	$36	$15	$51	$0	$0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	3,000	43	6	49	0	0
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	300	23	4	27	0	(1)

$102	$25	$127	$0	$(1)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	$2,000	$0	$1	$1	$0	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	9,100	1	3	4	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	6,300	0	0	0	0	(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,400	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	4,400	0	2	2	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	1,100	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	3,300	0	0	0	0	0

$1	$6	$7	$1	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	6,650	$(9)	$(110)	$(119)	$0	$(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Pay(7)	1-Day GBP-SONIO Compounded-OIS	1.250	Annual	10/28/2023		5,200	(7)	(63)	(70)	0	(3)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2024		11,000	(419)	(78)	(497)	0	(16)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027		400	(32)	(3)	(35)	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		4,400	(420)	(61)	(481)	18	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,300	275	6	281	0	(14)
Pay(7)	1-Day INR-MIBOR Compounded-OIS	5.750	Annual	03/15/2024	INR	851,600	13	(19)	(6)	4	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		235,700	12	15	27	0	(2)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		17,600	2	(2)	0	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022	JPY	80,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022		480,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024		380,000	1	1	2	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		310,000	(2)	15	13	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		750,000	(11)	(64)	(75)	31	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031		60,000	(4)	(9)	(13)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		200,000	1	37	38	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	9	109	118	0	(96)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Semi-Annual	06/19/2049		50,000	(5)	(25)	(30)	17	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	6,600	21	40	61	0	(4)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		110	(1)	7	6	0	(1)
Pay(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2032		100	0	0	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Annual	12/15/2022		$5,700	(9)	(46)	(55)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		47,400	129	542	671	0	(9)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		2,600	0	17	17	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		3,800	0	18	18	0	(1)
Pay(7)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		4,100	(64)	(95)	(159)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		300	(2)	(14)	(16)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		12,400	533	234	767	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		400	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		700	(2)	(10)	(12)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		800	(2)	(9)	(11)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		200	10	6	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		1,000	0	(54)	(54)	3	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(208)	(217)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	02/28/2032		50	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		200	(1)	(5)	(6)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		900	56	19	75	0	(3)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Receive(7)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		100	6	2	8	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		100	(4)	0	(4)	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,100	(195)	(46)	(241)	17	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		600	(17)	(49)	(66)	5	0
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	35,900	2	(283)	(281)	21	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		1,100	(9)	(25)	(34)	1	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(68)	(68)	3	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		600	(31)	(32)	(63)	1	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		200	0	(11)	(11)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,900	(11)	(122)	(133)	8	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(3)	(3)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		500	0	(5)	(5)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		300	0	(3)	(3)	1	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		300	0	(3)	(3)	1	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		1,800	(4)	(17)	(21)	7	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	20,700	(7)	(71)	(78)	9	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$1,400	14	(20)	(6)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		3,600	0	41	41	0	(1)
Receive(7)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		12,800	139	70	209	0	(2)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		100	0	(3)	(3)	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		300	(1)	10	9	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		2,900	(61)	81	20	0	(1)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,150	0	91	91	0	(1)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		3,900	0	117	117	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		7,000	191	(570)	(379)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		6,300	(68)	407	339	0	(1)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		5,100	(54)	(514)	(568)	4	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,000	(48)	(65)	(113)	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		2,400	21	(154)	(133)	2	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	0	(11)	(11)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		600	(1)	(28)	(29)	1	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		200	(1)	(9)	(10)	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		2,090	200	86	286	0	(6)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		400	48	49	97	0	(3)
Receive	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		150	0	10	10	0	(1)
Receive	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		400	0	23	23	0	(4)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		500	(22)	48	26	0	(5)
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		400	0	13	13	0	(4)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		150	0	21	21	0	(1)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	33	(23)	10	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(38)	(41)	5	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(259)	(223)	15	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024	EUR	4,500	(100)	(44)	(144)	4	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		13,800	(833)	(207)	(1,040)	51	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		14,450	(1,271)	(308)	(1,579)	101	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	20	11	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	24	24	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		5,100	529	243	772	0	(51)
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	28	28	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022	JPY	560,000	0	(1)	(1)	0	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	15	3	0	(1)
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	0	8	8	0	(1)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(38)	(38)	0	0
Pay	UKRPI	3.740	Maturity	03/15/2031	GBP	300	0	(63)	(63)	0	(5)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Pay	UKRPI	3.700	Maturity	04/15/2031	700	(7)	(148)	(155)	0	(12)

$(1,488)	$(1,649)	$(3,137)	$364	$(280)

Total Swap Agreements	$(1,497)	$(1,541)	$(3,038)	$369	$(286)

(n)	Securities with an aggregate market value of $1,380 and cash of $2,622 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2022	DKK	6,306	$996	$58	$0
05/2022	AUD	1,367	1,020	2	(5)
05/2022	CNH	499	78	0	0
05/2022	GBP	4,963	6,712	194	0
05/2022	$137	CAD	172	0	0
05/2022	142	CHF	130	0	(1)
05/2022	506	CNH	3,238	2	0
05/2022	772	EUR	694	2	(5)
05/2022	1,697	GBP	1,263	1	(39)
05/2022	78	NOK	675	0	(2)
05/2022	532	SEK	4,980	0	(2)
06/2022	HKD	337	$43	0	0
06/2022	PLN	17	4	0	0
06/2022	$83	MXN	1,733	3	0
06/2022	183	MYR	767	0	(1)
06/2022	49	RON	223	1	0
06/2022	270	ZAR	4,121	10	0
07/2022	DKK	940	$141	1	0
07/2022	JPY	490,000	4,027	0	(8)
07/2022	$415	PEN	1,676	36	0
05/2023	CNH	3,273	$506	0	(3)
BPS	04/2022	DKK	4,495	692	23	0
04/2022	NZD	46	31	0	(1)
04/2022	$322	CAD	409	5	0
04/2022	232	DKK	1,515	0	(7)
04/2022	356	NZD	521	5	0
05/2022	CHF	48	$51	0	(1)
05/2022	EUR	381	427	5	0
05/2022	$129	COP	506,319	5	0
05/2022	17,753	EUR	15,660	3	(407)
05/2022	127	IDR	1,826,474	0	0
06/2022	SGD	1,179	$864	0	(5)
06/2022	$73	CLP	59,465	2	0
06/2022	113	ILS	367	2	0
06/2022	1,729	MYR	7,327	6	0
06/2022	42	RON	198	2	0
03/2023	CNH	955	$148	0	(1)
BRC	05/2022	EUR	280	314	4	0
05/2022	JPY	13,900	121	7	0
05/2022	KRW	47,366	39	0	0
05/2022	$670	GBP	502	0	(10)
06/2022	64	MYR	270	0	0
CBK	04/2022	BRL	2,169	$458	2	0
04/2022	CAD	123	96	0	(3)
04/2022	DKK	6,817	1,063	49	0
04/2022	ILS	300	92	0	(2)
04/2022	PEN	6,739	1,754	0	(74)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

	04/2022		$414	BRL	2,169	41	0
	04/2022		366	CLP	286,546	0	(3)
	04/2022		286	DKK	1,855	0	(10)
	04/2022		1,280	MXN	27,782	113	0
	04/2022		672	PEN	2,509	10	0
	04/2022 «		4	RUB	322	0	0
	05/2022	AUD	47		$35	0	0
	05/2022		$56	CNH	358	0	0
	05/2022		148	EUR	130	0	(4)
	05/2022 «		6	RUB	468	0	(1)
	06/2022	SGD	188		$138	0	(1)
	06/2022		$34	CZK	783	1	0
	08/2022	ILS	1,420		$430	0	(17)
	09/2022	PEN	866		225	0	(7)
	11/2022		3,904		984	0	(56)
	11/2022		$455	PEN	1,807	26	0
	12/2022	PEN	1,296		$336	0	(7)
	12/2022		$14	PEN	58	2	0
	01/2023	ILS	800		$254	0	0
	03/2023	PEN	1,213		314	0	(5)
	05/2023	CNH	362		56	0	0
DUB	04/2022	NZD	2,208		1,478	0	(52)
	04/2022		$1,031	DKK	6,987	8	0
	04/2022 «		7	RUB	567	0	(1)
	05/2022 «		6		510	0	(1)
	06/2022		76	PLN	346	6	0
	07/2022	DKK	6,961		$1,031	0	(8)
GLM	04/2022	BRL	1,969		397	0	(16)
	04/2022	PEN	1,296		326	0	(26)
	04/2022		$416	BRL	1,969	0	(2)
	04/2022 «		37	RUB	2,859	0	(4)
	05/2022	CNH	8,491		$1,327	0	(5)
	05/2022		$394	BRL	1,969	16	0
	05/2022		2,220	EUR	1,961	3	(51)
	05/2022		1,445	KRW	1,782,415	22	0
	05/2022 «		15	RUB	1,161	0	(2)
	06/2022	MYR	7,550		$1,795	8	0
	06/2022	THB	19		1	0	0
	06/2022		$155	ZAR	2,375	6	0
	08/2022		66	PEN	253	2	0
	11/2022	ILS	400		$129	3	0
	03/2023	CNH	2,493		386	0	(2)
HUS	04/2022	CAD	112		88	0	(2)
	04/2022		$211	DKK	1,385	0	(6)
	04/2022		928	NZD	1,338	2	(2)
	04/2022 «		6	RUB	463	0	0
	05/2022	CHF	321		$350	2	0
	05/2022	EUR	2,258		2,476	0	(25)
	05/2022	JPY	190,000		1,655	93	0
	05/2022		$262	EUR	238	1	0
	05/2022		10,470	JPY	1,206,975	0	(546)
	05/2022		222	MXN	4,622	8	0
	05/2022		327	NOK	2,820	0	(7)
	06/2022	JPY	760,000		$6,410	153	0
	06/2022	SGD	219		161	0	0
IND	05/2022		$11,137	CNH	71,174	32	0
	05/2023	CNH	5,213		$806	0	(4)
JPM	04/2022 «	RUB	15,492		170	0	(15)
	04/2022 «		$91	RUB	9,863	27	0
	05/2022	CNH	2,321		$364	1	0
	05/2022	GBP	84		109	0	(1)
	05/2022 «	RUB	4,234		38	0	(11)
	05/2022		$1,010	AUD	1,419	52	0
	05/2022		363	CNY	2,306	0	(1)
	05/2022		318	IDR	4,559,936	0	0
	05/2022		1,600	NOK	14,250	18	0
	06/2022	SGD	95		$70	0	0
	06/2022		$44	CZK	1,009	2	0
	06/2022		135	MXN	2,814	5	0
	06/2022		381	THB	12,644	0	0
	08/2022	ILS	2,130		$659	0	(12)
MBC	05/2022	CNH	1,177		185	1	0
	05/2022		$53	CLP	41,904	0	0
	05/2022		955	IDR	13,699,462	2	(3)
	08/2022		52	PEN	198	1	0
MYI	04/2022	DKK	18,834		$2,973	172	0
	04/2022		$3,470	DKK	23,483	22	0
	05/2022	GBP	87		$114	0	0
	05/2022		$44	CNH	281	0	0
	05/2022		156	EUR	140	0	(1)
	05/2022		128	IDR	1,835,572	0	(1)
	05/2022 «		6	RUB	451	0	(1)
	06/2022	SGD	823		$604	0	(3)
	07/2022	DKK	23,396		3,470	0	(21)
RBC	05/2022	CHF	37		39	0	(1)
	05/2022	JPY	20,100		174	9	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

05/2022	$1,058	CHF	975	0	(1)
05/2022	128	GBP	98	0	0
06/2022	MXN	21,251	$1,032	0	(23)
RYL	04/2022	BRL	200	39	0	(3)
04/2022	$42	BRL	200	0	0
SCX	04/2022 «	6	RUB	451	0	(1)
05/2022	AUD	773	$571	0	(8)
05/2022	CHF	83	90	0	0
05/2022	CNH	1,174	185	0	0
05/2022	JPY	20,400	173	5	0
05/2022	$201	CHF	185	0	(1)
05/2022	50	CLP	39,415	0	0
05/2022	246	CNY	1,564	0	0
05/2022	756	GBP	580	6	0
06/2022	SGD	802	$590	0	(2)
SOG	05/2022 «	$9	RUB	694	0	(1)
06/2022	60	CZK	1,432	4	0
06/2022	77	ILS	251	2	0
06/2022	65	PLN	284	2	0
TOR	04/2022	CAD	4,042	$3,236	3	0
04/2022	$3,075	CAD	3,900	44	0
05/2022	3,236	4,042	0	(3)
UAG	04/2022 «	12	RUB	966	0	(1)
05/2022	CHF	46	$50	0	0
05/2022 «	$12	RUB	950	0	(1)
06/2022	74	PLN	322	2	0
06/2022	64	ZAR	1,002	4	0

Total Forward Foreign Currency Contracts	$1,372	$(1,566)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus JPY	JPY	135.000	05/19/2022	8,100	$1	$2
CBK	Put - OTC EUR versus CHF	CHF	1.015	05/24/2022	577	3	5
MBC	Put - OTC EUR versus USD	$0.850	04/06/2022	2,000	0	0
Put - OTC EUR versus USD	0.915	04/12/2022	9,000	1	0
Put - OTC EUR versus USD	0.860	05/19/2022	4,500	0	0

$5	$7

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	500	$14	$21

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025	EUR	97.000	05/23/2025	300	$23	$66

Total Purchased Options	$42	$94

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	300	$0	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	500	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	06/15/2022	300	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	06/15/2022	900	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	06/15/2022	300	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	200	(1)	0
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	200	0	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	05/18/2022	100	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.000	06/15/2022	100	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	06/15/2022	100	(1)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	700	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	06/15/2022	300	(1)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	04/20/2022	100	(1)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	05/18/2022	200	(1)	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	05/18/2022	300	0	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	05/18/2022	300	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	05/18/2022	700	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	06/15/2022	1,200	(2)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	06/15/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	400	(2)	(1)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	05/18/2022	300	0	0
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	200	(1)	0
Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	05/18/2022	100	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	700	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	05/18/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	300	0	0
GST	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	05/18/2022	100	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	400	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	700	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.050	05/18/2022	400	(1)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.500	05/18/2022	100	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	05/18/2022	300	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	06/15/2022	300	(1)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	06/15/2022	200	0	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	06/15/2022	100	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	200	(1)	0
MYC	Put - OTC CDX.HY-37 5-Year Index	Sell	104.000	04/20/2022	100	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	300	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	06/15/2022	400	(1)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	04/20/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	05/18/2022	700	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.050	05/18/2022	300	0	0

$(33)	$(14)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC EUR versus CHF	CHF	1.050	05/24/2022	577	$(3)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310%	01/11/2024	4,500	$(14)	$(38)
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	06/16/2022	2,600	(4)	(1)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	06/16/2022	2,600	(4)	(14)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.171	04/13/2022	1,200	(4)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.621	04/13/2022	1,200	(4)	(36)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	04/07/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.700	04/07/2022	200	(1)	(3)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.775	04/19/2022	600	(2)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.175	04/19/2022	600	(2)	(4)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(64)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	05/09/2022	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	05/09/2022	300	(2)	(6)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/16/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/16/2022	200	(1)	(2)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	100	0	0
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	100	0	(1)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.900	05/24/2022	600	(3)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	05/24/2022	600	(3)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	12,800	(26)	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	12,800	(26)	(211)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	400	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	400	(2)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.417	04/01/2022	1,000	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.817	04/01/2022	1,000	(5)	(27)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(6)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	04/08/2022	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	04/08/2022	300	(2)	(6)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	06/16/2022	800	(3)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.370	06/16/2022	800	(3)	(7)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	07/12/2022	600	(5)	0

$(157)	$(437)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	3,250	$(3)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	1,750	(2)	0

$(5)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	$98.469	05/05/2022	200	$(1)	$0

Total Written Options	$(199)	$(452)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.029%	$100	$(3)	$3	$0	$0
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	1,000	(36)	34	0	(2)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	800	(20)	11	0	(9)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.192	700	(17)	10	0	(7)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	800	(28)	26	0	(2)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	900	(23)	13	0	(10)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	400	(14)	13	0	(1)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.192	700	(14)	7	0	(7)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	700	(24)	22	0	(2)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	300	(7)	4	0	(3)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	400	(10)	6	0	(4)

$(196)	$149	$0	$(47)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.574%	$300	$(7)	$11	$4	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.574	200	(5)	8	3	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.453	200	6	(1)	5	0

$(6)	$18	$12	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$1,130	AUD	1,500	$7	$(6)	$1	$0
CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	1,035	1,500	1	(1)	0	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	966	1,400	(5)	0	0	(5)

$3	$(7)	$1	$(5)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.250%	Quarterly	03/16/2027	MYR	400	$0	$0	$0	$0

Total Swap Agreements	$(199)	$160	$13	$(52)

(p)

Securities with an aggregate market value of $934 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$55	$0	$55
Australia
Corporate Bonds & Notes	0	608	0	608
Sovereign Issues	0	2,926	0	2,926
Brazil
Corporate Bonds & Notes	0	301	0	301
Canada
Corporate Bonds & Notes	0	413	0	413
Non-Agency Mortgage-Backed Securities	0	91	0	91
Sovereign Issues	0	120	0	120
Cayman Islands
Asset-Backed Securities	0	7,923	0	7,923
Corporate Bonds & Notes	0	1,221	0	1,221
Non-Agency Mortgage-Backed Securities	0	161	0	161
Denmark
Corporate Bonds & Notes	0	4,882	0	4,882
France
Corporate Bonds & Notes	0	951	0	951
Sovereign Issues	0	5,369	0	5,369
Germany
Corporate Bonds & Notes	0	2,782	0	2,782
Guernsey, Channel Islands
Corporate Bonds & Notes	0	57	0	57
India
Corporate Bonds & Notes	0	201	0	201
Ireland
Asset-Backed Securities	0	2,527	0	2,527
Corporate Bonds & Notes	0	189	0	189
Israel
Sovereign Issues	0	1,703	0	1,703
Italy
Corporate Bonds & Notes	0	1,517	0	1,517
Japan
Corporate Bonds & Notes	0	1,396	0	1,396
Sovereign Issues	0	7,351	0	7,351
Malaysia
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	206	0	206
Netherlands
Corporate Bonds & Notes	0	1,405	0	1,405
Norway
Sovereign Issues	0	210	0	210
Peru
Sovereign Issues	0	2,473	0	2,473
Qatar
Corporate Bonds & Notes	0	367	0	367
Sovereign Issues	0	1,121	0	1,121
Romania
Sovereign Issues	0	542	0	542
Saudi Arabia
Sovereign Issues	0	430	0	430
Serbia
Sovereign Issues	0	179	0	179
Singapore
Corporate Bonds & Notes	0	197	0	197
Sovereign Issues	0	2,761	0	2,761
Spain
Corporate Bonds & Notes	0	387	0	387
Preferred Securities	0	467	0	467
Sovereign Issues	0	932	0	932
Supranational
Corporate Bonds & Notes	0	442	0	442
Switzerland
Corporate Bonds & Notes	0	1,964	0	1,964
United Kingdom
Corporate Bonds & Notes	0	7,675	0	7,675
Non-Agency Mortgage-Backed Securities	0	6,114	0	6,114
Preferred Securities	0	172	0	172
United States
Asset-Backed Securities	0	8,878	0	8,878
Corporate Bonds & Notes	100	7,946	0	8,046
Loan Participations and Assignments	0	221	0	221
Non-Agency Mortgage-Backed Securities	0	14,247	0	14,247
Preferred Securities	0	618	0	618
U.S. Government Agencies	0	25,102	0	25,102
U.S. Treasury Obligations	0	5,602	0	5,602
Short-Term Instruments
Repurchase Agreements	0	507	0	507
Israel Treasury Bills	0	469	0	469
Japan Treasury Bills	0	11,831	0	11,831
U.S. Treasury Cash Management Bills	0	261	0	261
Municipal Bonds & Notes	0	100	0	100

	$100	$146,774	$0	$146,874

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,000	$0	$0	$13,000

Total Investments	$13,100	$146,774	$0	$159,874

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,580)	$0	$(19,580)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	160	375	0	535
Over the counter	0	1,452	27	1,479

	$160	$1,827	$27	$2,014
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(435)	(330)	0	(765)
Over the counter	0	(2,030)	(40)	(2,070)

	$(435)	$(2,360)	$(40)	$(2,835)

Total Financial Derivative Instruments	$(275)	$(533)	$(13)	$(821)

Totals	$12,825	$126,661	$(13)	$139,473

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$3,810	$9	$0	$0	$(44)	$3,775	$10	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,724	$26,306	$(19,800)	$(28)	$23	$9,225	$5	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BBSW3M	3 Month Bank Bill Swap Rate	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.HY	Credit Derivatives Index - High Yield	SIBCSORA	Singapore Overnight Rate Average	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	NIBOR	Norwegian Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$35	$11
1.125% due 07/09/2035 þ		24	7
1.450% due 08/13/2023	ARS	392	2
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~		1,680	8
Provincia de Buenos Aires 42.033% due 04/12/2025		340	2

Total Argentina (Cost $124)			30

AUSTRALIA 1.4%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		$400	402

SOVEREIGN ISSUES 1.1%
Australia Government International Bond
0.500% due 09/21/2026	AUD	1,100	751
1.000% due 12/21/2030		100	65
1.000% due 11/21/2031		100	64
1.750% due 06/21/2051		100	54
2.500% due 05/21/2030		100	73
Northern Territory Treasury Corp. 2.000% due 04/21/2031		200	134
South Australia Government Financing Authority 1.750% due 05/24/2032		100	65
Treasury Corp. of Victoria 4.250% due 12/20/2032		130	106

			1,312

Total Australia (Cost $1,786)			1,714

BRAZIL 0.0%
CORPORATE BONDS & NOTES 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/02/2022 (e)(h)		$101	1

Total Brazil (Cost $5)			1

CANADA 0.3%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$82	79
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	111

			190

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	57	45

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044		126	120

Total Canada (Cost $361)			355

CAYMAN ISLANDS 6.8%
ASSET-BACKED SECURITIES 6.0%
Apidos CLO 1.141% due 07/18/2029 •		$400	397

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Arbor Realty Commercial Real Estate Notes Ltd. 1.500% due 01/15/2037 •		300	299
Ares CLO Ltd. 1.291% due 01/15/2032 ~		250	248
ASSURANT CLO Ltd. 1.294% due 10/20/2031 •		400	397
Brightspire Capital Ltd. 1.599% due 08/19/2038 •		400	394
Carlyle Global Market Strategies CLO Ltd. 1.409% due 08/14/2030 •		400	400
Carlyle U.S. CLO Ltd. 1.254% due 04/20/2031 •		400	397
Catamaran CLO Ltd. 1.359% due 04/22/2030 •		298	297
Crestline Denali CLO Ltd. 1.284% due 04/20/2030 •		400	400
Dryden Senior Loan Fund 1.231% due 01/17/2032 •		300	296
LCM LP
1.118% due 07/19/2027 ~		268	266
1.294% due 10/20/2027 •		129	129
LoanCore Issuer Ltd. 1.600% due 01/17/2037 •		300	298
M360 Ltd. 1.947% due 11/22/2038 •		300	298
Marathon CLO Ltd. 1.391% due 04/15/2029 •		174	173
Palmer Square Loan Funding Ltd. 1.054% due 07/20/2029 •		351	350
Sound Point CLO Ltd.
1.234% due 10/20/2030 •		300	298
1.238% due 07/25/2030 •		250	250
Starwood Commercial Mortgage Trust 1.668% due 04/18/2038 •		200	199
Stratus CLO Ltd. 1.043% due 12/29/2029 •		600	596
TICP CLO Ltd. 1.094% due 04/20/2028 •		151	150
Venture CLO Ltd.
1.121% due 04/15/2027 •		74	74
1.354% due 01/20/2029 •		200	199
Vibrant CLO Ltd.
1.294% due 09/15/2030 •		250	250
1.878% due 06/20/2029 •		172	172

			7,227

CORPORATE BONDS & NOTES 0.7%
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		31	31
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		837	189
SA Global Sukuk Ltd. 2.694% due 06/17/2031		400	380
Sands China Ltd. 5.400% due 08/08/2028		200	197

			797

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
AREIT Trust 2.784% due 04/15/2037 •		31	31
MF1 Multifamily Housing Mortgage Loan Trust 1.293% due 07/15/2036 •		82	80

			111

Total Cayman Islands (Cost $8,630)			8,135

CHILE 0.2%
SOVEREIGN ISSUES 0.2%
Chile Government International Bond 2.750% due 01/31/2027		$200	196

Total Chile (Cost $200)			196

CHINA 1.5%
SOVEREIGN ISSUES 1.5%
China Government International Bond
2.680% due 05/21/2030	CNY	4,900	760
3.530% due 10/18/2051		1,500	244
3.720% due 04/12/2051		1,500	250
3.810% due 09/14/2050		3,100	523

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total China (Cost $1,775)			1,777

DENMARK 3.9%
CORPORATE BONDS & NOTES 3.9%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	5,197	674
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,185	535
1.500% due 10/01/2053		1,096	146
Nykredit Realkredit AS
1.000% due 10/01/2050		12,341	1,584
1.000% due 10/01/2053		6,171	794
1.500% due 10/01/2053		4,978	658
Realkredit Danmark AS
1.000% due 10/01/2050		1,587	206
1.000% due 10/01/2053		496	64

Total Denmark (Cost $5,389)			4,661

FRANCE 2.9%
CORPORATE BONDS & NOTES 1.1%
BNP Paribas SA
2.871% due 04/19/2032 •		$300	273
4.625% due 02/25/2031 •(h)(i)		200	179
Danone SA 3.000% due 06/15/2022		200	201
Dexia Credit Local SA 1.625% due 10/16/2024		250	244
Societe Generale SA
2.226% due 01/21/2026 •		200	190
2.797% due 01/19/2028 •		200	188

			1,275

SOVEREIGN ISSUES 1.8%
France Government International Bond
0.500% due 05/25/2072	EUR	100	70
0.750% due 05/25/2052		1,100	1,026
2.000% due 05/25/2048		600	761
3.250% due 05/25/2045		200	307

			2,164

Total France (Cost $3,754)			3,439

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	297
1.625% due 01/20/2027		200	215
1.750% due 11/19/2030 •		100	104
2.222% due 09/18/2024 •		$200	196
2.552% due 01/07/2028 •		150	139
2.625% due 02/12/2026	EUR	200	226
3.300% due 11/16/2022		$200	201
3.547% due 09/18/2031 •		150	142
3.729% due 01/14/2032 •(j)		200	179
3.961% due 11/26/2025 •		200	200
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		200	196
Landwirtschaftliche Rentenbank 4.250% due 01/24/2023	AUD	100	77

Total Germany (Cost $2,357)			2,172

IRELAND 1.9%
ASSET-BACKED SECURITIES 1.7%
BlueMountain Fuji EUR CLO DAC 0.720% due 01/15/2031 •	EUR	250	275
Cairn CLO DAC 0.780% due 10/15/2031 •		250	273
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	274
Harvest CLO DAC 0.760% due 07/15/2031 •		250	272
Jubilee CLO DAC
0.298% due 12/15/2029 ~		332	366
0.610% due 04/15/2030 •		250	274

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Segovia European CLO DAC 0.880% due 07/20/2032 •		300	329

			2,063

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	189

Total Ireland (Cost $2,450)			2,252

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
0.750% due 07/31/2022	ILS	700	220
2.000% due 03/31/2027		400	127
3.800% due 05/13/2060		$200	200

Total Israel (Cost $550)			547

ITALY 2.1%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA 0.971% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	300	332
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		100	108
2.625% due 04/28/2025		100	105
UniCredit SpA 7.830% due 12/04/2023		$350	372

			917

SOVEREIGN ISSUES 1.3%
Italy Buoni Poliennali Del Tesoro 1.850% due 07/01/2025	EUR	1,000	1,140
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	463

			1,603

Total Italy (Cost $2,694)			2,520

JAPAN 10.9%
CORPORATE BONDS & NOTES 1.2%
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		$300	303
Mizuho Financial Group, Inc.
2.721% due 07/16/2023 •		200	200
3.922% due 09/11/2024 •		300	304
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200	196
4.345% due 09/17/2027		200	197
4.810% due 09/17/2030		200	199

			1,399

SOVEREIGN ISSUES 9.7%
Japan Bank for International Cooperation 1.750% due 10/17/2024		200	196
Japan Government International Bond
0.100% due 03/10/2028	JPY	91,413	789
0.100% due 06/20/2031		430,000	3,502
0.100% due 09/20/2031		285,000	2,318
0.400% due 03/20/2036		190,000	1,559
0.500% due 03/20/2049		180,000	1,343
0.700% due 12/20/2048		134,000	1,055
0.700% due 06/20/2051		71,000	553
1.300% due 06/20/2035		30,000	276

			11,591

Total Japan (Cost $14,558)			12,990

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Medtronic Global Holdings SCA 0.000% due 12/02/2022 (e)	EUR	200	222

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Luxembourg (Cost $227)			222

MALAYSIA 1.4%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	466

SOVEREIGN ISSUES 1.0%
Malaysia Government International Bond
4.065% due 06/15/2050	MYR	1,200	265
4.254% due 05/31/2035		2,100	499
Malaysia Government Investment Issue
4.119% due 11/30/2034		100	24
4.369% due 10/31/2028		1,800	442

			1,230

Total Malaysia (Cost $1,760)			1,696

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
NXP BV 4.625% due 06/01/2023		$200	203

Total Multinational (Cost $204)			203

NETHERLANDS 2.2%
CORPORATE BONDS & NOTES 0.7%
Cooperatieve Rabobank UA 1.826% (US0003M + 0.860%) due 09/26/2023 ~		$300	302
Enel Finance International NV 1.875% due 07/12/2028		300	271
ING Groep NV 4.875% due 05/16/2029 •(h)(i)		300	281

			854

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Domi BV 0.357% due 11/15/2052 •	EUR	451	501
Dutch Property Finance BV 0.096% due 07/28/2058 •		581	641
Jubilee Place BV 0.437% (EUR003M + 1.000%) due 10/17/2057 ~		455	506

			1,648

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		52,525	68

Total Netherlands (Cost $2,756)			2,570

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	200	120

Total New Zealand (Cost $141)			120

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	70

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Norway (Cost $73)			70

PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
1.862% due 12/01/2032		$100	86
5.940% due 02/12/2029	PEN	1,100	290
6.350% due 08/12/2028		1,700	461
6.950% due 08/12/2031		500	140

Total Peru (Cost $1,157)			977

QATAR 1.5%
CORPORATE BONDS & NOTES 0.3%
Qatar Energy
1.375% due 09/12/2026		$200	187
3.125% due 07/12/2041		200	182

			369

SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
3.875% due 04/23/2023		1,000	1,019
4.400% due 04/16/2050		400	450

			1,469

Total Qatar (Cost $1,882)			1,838

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
1.375% due 12/02/2029	EUR	90	85
1.750% due 07/13/2030		200	188
2.000% due 04/14/2033		50	45
2.125% due 03/07/2028		100	104
2.750% due 04/14/2041		150	128
2.875% due 04/13/2042		100	85

Total Romania (Cost $806)			635

SAUDI ARABIA 0.3%
SOVEREIGN ISSUES 0.3%
Saudi Government International Bond
4.500% due 04/17/2030		$100	110
4.625% due 10/04/2047		200	215

Total Saudi Arabia (Cost $337)			325

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	94
1.650% due 03/03/2033		100	87

Total Serbia (Cost $234)			181

SINGAPORE 2.4%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 2.750% due 09/18/2022		$200	200

SOVEREIGN ISSUES 2.2%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	2,100	1,460
2.375% due 07/01/2039		100	72
2.875% due 07/01/2029		400	305

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

2.875% due 09/01/2030		1,113	854

			2,691

Total Singapore (Cost $2,957)			2,891

SOUTH KOREA 1.3%
SOVEREIGN ISSUES 1.3%
Korea Government International Bond
2.125% due 06/10/2027	KRW	125,000	100
2.375% due 12/10/2027		150,000	120
2.375% due 12/10/2028		1,298,600	1,034
2.625% due 06/10/2028		250,000	203
5.500% due 03/10/2028		150,000	141

Total South Korea (Cost $1,811)			1,598

SPAIN 1.1%
CORPORATE BONDS & NOTES 0.4%
Merlin Properties Socimi SA 2.225% due 04/25/2023	EUR	400	449

SOVEREIGN ISSUES 0.7%
Spain Government International Bond
1.450% due 10/31/2071		75	61
3.450% due 07/30/2066		500	725

			786

Total Spain (Cost $1,421)			1,235

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$200	206
Credit Suisse Group AG
4.194% due 04/01/2031 •		250	247
4.282% due 01/09/2028		250	250
6.375% due 08/21/2026 •(h)(i)		300	297
7.125% due 07/29/2022 •(h)(i)		300	301
UBS AG 5.125% due 05/15/2024 (i)		200	205

Total Switzerland (Cost $1,580)			1,506

THAILAND 0.1%
SOVEREIGN ISSUES 0.1%
Thailand Government International Bond
1.585% due 12/17/2035	THB	1,600	41
3.300% due 06/17/2038		1,100	34

Total Thailand (Cost $80)			75

UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Abu Dhabi Government International Bond 3.875% due 04/16/2050		$200	210

Total United Arab Emirates (Cost $223)			210

UNITED KINGDOM 9.5%
CORPORATE BONDS & NOTES 5.1%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$500	513
Barclays PLC
4.972% due 05/16/2029 •		400	419
7.125% due 06/15/2025 •(h)(i)	GBP	200	277
7.750% due 09/15/2023 •(h)(i)		$400	416
British Telecommunications PLC 9.625% due 12/15/2030		100	137
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		300	299
HSBC Holdings PLC
2.251% due 11/22/2027 •		400	373
2.804% due 05/24/2032 •		400	364
6.000% due 05/22/2027 •(h)(i)		300	306

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Jaguar Land Rover Automotive PLC 6.875% due 11/15/2026	EUR	100	114
Lloyds Bank PLC 4.875% due 03/30/2027	GBP	100	149
Lloyds Banking Group PLC
3.900% due 03/12/2024		$200	203
4.582% due 12/10/2025		200	204
7.500% due 06/27/2024 •(h)(i)		200	210
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	133
Nationwide Building Society 2.972% due 02/16/2028 •		$300	286
NatWest Markets PLC 1.000% due 05/28/2024	EUR	100	111
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$600	614
Standard Chartered PLC
1.822% due 11/23/2025 •		200	190
2.608% due 01/12/2028 •		200	187
2.678% due 06/29/2032 •		400	352
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	47	73
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		100	133

			6,063

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Alba PLC 0.310% due 11/25/2042 •		261	333
Avon Finance PLC 1.197% due 09/20/2048 •		158	208
Eurosail PLC 1.972% (BP0003M + 0.950%) due 06/13/2045 ~		355	464
Hawksmoor Mortgages 1.240% due 05/25/2053 •		273	359
Residential Mortgage Securities PLC 1.547% due 06/20/2070 •		155	205
Ripon Mortgages PLC 1.204% due 08/28/2056 •		1,000	1,309
RMAC Securities PLC 1.192% due 06/12/2044 •		207	263
Silverstone Master Issuer PLC 0.843% due 01/21/2070 ~		132	174
Stratton Mortgage Funding PLC 0.992% due 07/20/2060 •		253	333
Towd Point Mortgage Funding 0.992% due 07/20/2045 •		312	410
Towd Point Mortgage Funding PLC
1.236% due 10/20/2051 •		158	208
1.681% due 02/20/2045 •		118	155
Trinity Square PLC 0.936% due 07/15/2059 •		168	221

			4,642

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		250	57

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.5%
United Kingdom Gilt
0.625% due 10/22/2050	GBP	400	393
1.500% due 07/31/2053		100	124
1.750% due 01/22/2049		100	130

			647

Total United Kingdom (Cost $11,960)			11,409

UNITED STATES 41.1%
ASSET-BACKED SECURITIES 4.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$84	83

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Argent Securities Trust
0.757% due 07/25/2036 •		338	132
0.777% due 05/25/2036 •		589	183
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028		300	279
Countrywide Asset-Backed Certificates
0.597% due 07/25/2037 •		47	45
0.597% due 07/25/2037 ^•		68	67
4.520% due 07/25/2036 ~		6	6
Countrywide Asset-Backed Certificates Trust 2.332% due 07/25/2035 •		700	694
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.309% due 03/25/2037 ^þ		233	112
First Franklin Mortgage Loan Trust 1.732% due 07/25/2034 •		60	60
GSAA Home Equity Trust 1.357% due 08/25/2037 •		16	16
Home Equity Mortgage Loan Asset-Backed Trust 0.697% due 04/25/2037 •		232	177
LCCM Trust 1.597% due 12/13/2038 •		400	396
LMREC LLC 1.505% due 04/22/2037 •		200	195
MASTR Asset-Backed Securities Trust 0.667% due 05/25/2037 •		188	184
Morgan Stanley ABS Capital, Inc. Trust 0.687% due 10/25/2036 •		492	304
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^~		14	13
New Century Home Equity Loan Trust 3.700% due 06/20/2031 ~		294	273
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.087% due 02/25/2036 •		300	288
Option One Mortgage Loan Trust 0.597% due 03/25/2037 •		50	47
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		366	163
SMB Private Education Loan Trust
1.290% due 07/15/2053		119	113
1.497% due 07/15/2053 •		60	60
Structured Asset Investment Loan Trust 2.182% due 10/25/2034 •		232	230
Terwin Mortgage Trust 1.397% due 11/25/2033 •		4	4
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		155	152
2.900% due 10/25/2059 ~		541	532
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	298

			5,106

CORPORATE BONDS & NOTES 6.6%
AbbVie, Inc. 2.900% due 11/06/2022		300	302
American Tower Corp. 3.800% due 08/15/2029		200	199
Bank of America Corp. 2.551% due 02/04/2028 •		200	191
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	305
Boeing Co. 1.433% due 02/04/2024		100	97
Broadcom, Inc.
2.450% due 02/15/2031		100	89
3.137% due 11/15/2035		100	88
3.469% due 04/15/2034		100	93
Charter Communications Operating LLC
4.464% due 07/23/2022		500	502
6.384% due 10/23/2035		200	226
Citigroup, Inc. 3.290% due 03/17/2026 •(j)		300	299
Corebridge Financial, Inc. 3.650% due 04/05/2027 (b)		100	100
Dell International LLC 6.100% due 07/15/2027		200	220
DR Horton, Inc. 4.375% due 09/15/2022		100	101
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	100	109
3.021% due 03/06/2024		200	224
3.350% due 11/01/2022		$200	201
4.140% due 02/15/2023		200	202
5.584% due 03/18/2024		200	206
GA Global Funding Trust 2.250% due 01/06/2027		150	140

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Goldman Sachs Group, Inc.
0.836% (SOFRRATE + 0.700%) due 01/24/2025 ~		200	199
3.000% due 03/15/2024		300	300
4.223% due 05/01/2029 •		300	308
Hyatt Hotels Corp. 1.300% due 10/01/2023		100	98
JetBlue Pass-Through Trust 4.000% due 05/15/2034		93	94
JPMorgan Chase & Co.
2.595% due 02/24/2026 •		100	98
2.739% due 10/15/2030 •		300	284
Kinder Morgan, Inc. 7.750% due 01/15/2032		100	129
Komatsu Finance America, Inc. 2.437% due 09/11/2022		300	300
Morgan Stanley 2.630% due 02/18/2026 •		200	196
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	200	260
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		$300	269
Oracle Corp.
1.650% due 03/25/2026 (j)		100	93
2.875% due 03/25/2031 (j)		100	91
3.650% due 03/25/2041 (j)		100	88
Organon & Co. 2.875% due 04/30/2028	EUR	100	106
Pacific Gas & Electric Co.
2.950% due 03/01/2026		$100	95
4.200% due 03/01/2029		100	98
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	304
Principal Life Global Funding 1.375% due 01/10/2025		100	95
Rio Oil Finance Trust 9.250% due 07/06/2024		178	187
Southern California Edison Co. 0.910% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		200	198

			7,884

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.707% (LIBOR03M + 2.250%) due 03/15/2027 ~		75	74

MUNICIPAL BONDS & NOTES 0.2%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2024 (e)		100	93
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034		200	182

			275

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		200	191
Banc of America Funding Trust
0.869% due 04/20/2047 ^•		65	64
6.000% due 07/25/2037 ^		60	57
BCAP LLC Trust 0.877% due 05/25/2047 •		97	94
BWAY Mortgage Trust 1.647% due 09/15/2036 •		400	396
Chase Mortgage Finance Trust
3.014% due 03/25/2037 ^~		34	34
3.153% due 07/25/2037 ~		6	5
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		741	688
2.552% due 04/25/2037 ^~		46	41
Citigroup Mortgage Loan Trust, Inc. 3.635% due 08/25/2035 ^~		529	523
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^		36	19
Credit Suisse Mortgage Capital Trust
1.747% due 10/15/2037 •		200	200
2.500% due 07/25/2056 ~		92	85
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.607% due 02/25/2047 •		170	121
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ		57	56
Extended Stay America Trust 1.477% due 07/15/2038 •		398	393

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

GreenPoint Mortgage Funding Trust 0.917% due 06/25/2045 •	48	40
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	94	87
2.500% due 01/25/2052 ~	282	263
2.500% due 02/25/2052 ~	188	175
J.P. Morgan Mortgage Trust
3.000% due 12/25/2051 ~	282	270
3.000% due 05/25/2052 ~	1,060	1,011
JP Morgan Alternative Loan Trust 2.694% due 12/25/2036 ~	9	9
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	280	259
3.000% due 01/25/2052 ~	653	623
3.000% due 04/25/2052 ~	652	623
JPMorgan Mortgage Trust 3.000% due 03/25/2052 ~	590	572
MBRT 1.497% due 11/15/2036 ~	300	297
Merrill Lynch Mortgage Investors Trust 2.656% due 03/25/2036 ^~	121	74
Morgan Stanley Mortgage Loan Trust
2.772% due 05/25/2036 ^~	75	55
3.220% due 09/25/2035 ^~	46	20
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	184	180
2.750% due 11/25/2059 ~	123	121
NYO Commercial Mortgage Trust 1.492% due 11/15/2038 •	300	295
OBX Trust 3.000% due 01/25/2052 ~	296	283
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^	28	28
PMT Loan Trust 2.500% due 07/25/2051 ~	280	260
PRET LLC 1.843% due 09/25/2051 þ	283	271
Prime Mortgage Trust 6.000% due 06/25/2036 ^	14	13
Ready Capital Mortgage Financing LLC 2.607% due 02/25/2035 •	131	131
Residential Accredit Loans, Inc. Trust
0.717% due 02/25/2037 •	13	16
6.000% due 06/25/2036	60	57
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	22	22
Starwood Mortgage Trust 1.447% due 04/15/2034 •	400	395
Structured Asset Mortgage Investments Trust 0.917% due 02/25/2036 •	5	5
Structured Asset Securities Corp. 0.737% due 01/25/2036 •	39	37
UWM Mortgage Trust 2.500% due 11/25/2051 ~	390	362
WaMu Mortgage Pass-Through Certificates Trust 2.755% due 09/25/2036 ~	19	18

		9,839

	SHARES
PREFERRED SECURITIES 0.6%
Bank of America Corp. 5.875% due 03/15/2028 •(h)	200,000	202
Charles Schwab Corp. 4.000% due 06/01/2026 •(h)	200,000	192
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(h)	200,000	186
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)	200,000	192

		772

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
0.857% due 06/25/2036 •	$4	4
3.500% due 01/01/2059	116	117
Freddie Mac
0.456% due 01/15/2038 •	86	85

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

1.865% due 01/15/2038 ~(a)		86	5
2.322% due 09/01/2037 •		169	177
3.000% due 02/01/2046		226	225
3.500% due 11/01/2047 - 04/01/2048		205	208
Ginnie Mae
0.886% due 09/20/2066 •		393	395
2.726% due 09/20/2066 ~		309	319
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		700	650
2.500% due 02/01/2051		83	80
3.000% due 10/01/2049 - 06/01/2051		328	322
3.500% due 10/01/2034 - 07/01/2050		258	262
4.000% due 06/01/2050		80	82
Uniform Mortgage-Backed Security, TBA
3.500% due 06/01/2052		9,800	9,764
4.000% due 05/01/2052		5,500	5,595

			18,290

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Bonds
1.625% due 11/15/2050		1,050	862
1.875% due 02/15/2041		2,300	2,050
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028		1,709	1,829
U.S. Treasury Notes
2.875% due 04/30/2025 (n)		2,200	2,223

			6,964

Total United States (Cost $50,152)			49,204

SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS (k) 0.4%			480

ISRAEL TREASURY BILLS 1.3%
0.002% due 04/06/2022 - 12/07/2022 (d)(e)	ILS	5,100	1,596

JAPAN TREASURY BILLS 2.1%
(0.118)% due 04/04/2022 (e)(f)	JPY	310,000	2,546

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.237% due 06/01/2022		$100	100

Total Short-Term Instruments (Cost $4,865)			4,722

Total Investments in Securities (Cost $129,257)			122,476

		SHARES
INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short Asset Portfolio		69,186	682
PIMCO Short-Term Floating NAV Portfolio III		784,683	7,619

Total Short-Term Instruments (Cost $8,312)			8,301

Total Investments in Affiliates (Cost $8,312)			8,301

Total Investments 109.4% (Cost $137,569)			$130,777
Financial Derivative Instruments (l)(m) 0.9%(Cost or Premiums, net $(1,588))			1,185
Other Assets and Liabilities, net (10.4)%			(12,402)

Net Assets 100.0%			$119,560

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.290%	03/17/2026	03/10/2022		$300	$299	0.25%
Deutsche Bank AG				3.729	01/14/2032	01/11/2021		200	179	0.15
Oracle Corp.				1.650	03/25/2026	03/22/2021		100	93	0.08
Oracle Corp.				2.875	03/25/2031	03/22/2021		100	91	0.08
Oracle Corp.				3.650	03/25/2041	03/22/2021		99	88	0.07

								$799	$750	0.63%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$480	U.S. Treasury Bills 0.000% due 08/04/2022			$(490)	$480	$480

Total Repurchase Agreements								$(490)	$480	$480

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (11.3)%
U.S. Government Agencies (11.3)%
Fannie Mae, TBA						3.000%	06/01/2040	$300	$(290)	$(292)
Uniform Mortgage-Backed Security, TBA						2.000	04/01/2037	1,900	(1,877)	(1,846)
Uniform Mortgage-Backed Security, TBA						2.000	04/01/2052	4,500	(4,281)	(4,178)
Uniform Mortgage-Backed Security, TBA						2.500	05/01/2052	6,600	(6,301)	(6,284)
Uniform Mortgage-Backed Security, TBA						3.500	04/01/2037	100	(103)	(102)
Uniform Mortgage-Backed Security, TBA						4.000	05/01/2052	800	(822)	(814)

Total Short Sales (11.3)%									$(13,674)	$(13,516)

(1)								Includes accrued interest.

(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Call Options Strike @ EUR 98.125 on Euribor 1-Year Mid Curve June 2022 Futures	$98.125	06/10/2022	10	$25	$(2)	$(1)
Call - CME Call Options Strike @ EUR 98.375 on Euribor 1-Year Mid Curve April 2022 Futures	98.375	04/14/2022	6	15	(3)	0
Put - CME Put Options Strike @ EUR 97.375 on Euribor 1-Year Mid Curve June 2022 Futures	97.375	06/10/2022	10	25	(3)	(10)
Put - CME Put Options Strike @ EUR 98.375 on Euribor 1-Year Mid Curve April 2022 Futures	98.375	04/14/2022	6	15	(2)	(19)

$(10)	$(30)

Total Written Options	$(10)	$(30)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2022	16	$1,517	$(67)	$12	$(6)
Euro-BTP Italy Government Bond June Futures	06/2022	37	5,661	(102)	48	(4)
Euro-Schatz June Futures	06/2022	28	3,430	(30)	6	(4)
U.S. Treasury 10-Year Note June Futures	06/2022	58	7,127	(203)	15	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	9	1,594	(64)	10	0

$(466)	$91	$(14)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	6	$(1,457)	$8	$0	$(1)
Australia Government 3-Year Note June Futures	06/2022	5	(411)	7	0	(2)
Canada Government 10-Year Bond June Futures	06/2022	3	(313)	12	0	(1)
Euro-Bobl June Futures	06/2022	68	(9,693)	205	27	(57)
Euro-Bund 10-Year Bond June Futures	06/2022	36	(6,319)	202	8	(60)
Euro-OAT France Government 10-Year Bond June Futures	06/2022	43	(7,207)	195	12	(69)
Japan Government 10-Year Bond June Futures	06/2022	3	(3,689)	25	0	(16)
Put Options Strike @ EUR 131.500 on Euro-Bobl Bond May 2022 Futures (1)	04/2022	3	(9)	(8)	2	(1)
U.S. Treasury 5-Year Note June Futures	06/2022	17	(1,950)	50	0	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	3	(406)	12	0	(1)
United Kingdom Long Gilt June Futures	06/2022	30	(4,778)	72	5	(17)

$780	$54	$(227)

Total Futures Contracts	$314	$145	$(241)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.581%	$100	$1	$0	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.999	EUR	100	(10)	5	(5)	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.339	200	6	1	7	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.378	200	46	(9)	37	0	0

$43	$(3)	$40	$0	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$700	$(67)	$21	$(46)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$5,600	$66	$32	$98	$0	$(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	5,500	79	11	90	0	0
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	100	7	1	8	0	0

$152	$44	$196	$0	$(1)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	$900	$0	$0	$0	$0	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	2,400	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	3,600	1	(1)	0	0	(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	700	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	2,400	1	0	1	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	1,800	0	0	0	0	0

$2	$0	$2	$1	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	3,350	$(4)	$(56)	$(60)	$0	$(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2024	7,500	(276)	(63)	(339)	0	(11)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027	800	(66)	(4)	(70)	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	2,400	(233)	(29)	(262)	10	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	400	81	5	86	0	(5)
Pay(7)	1-Day INR-MIBOR Compounded-OIS	5.750	Annual	03/15/2024	INR	795,300	12	(18)	(6)	4	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027	218,700	11	14	25	0	(2)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	16,400	1	(1)	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022	JPY	130,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	350,000	1	1	2	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	450,000	(8)	(37)	(45)	19	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	180,000	(17)	(25)	(42)	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031	50,000	0	11	11	0	(4)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		110,000	1	20	21	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	71	30	0	(24)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051		51,000	14	27	41	0	(20)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	6,100	19	37	56	0	(4)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		110	(1)	7	6	0	(1)
Pay(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2032		100	0	0	0	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$44,300	120	507	627	0	(9)
Receive(7)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		500	11	8	19	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,000	4	50	54	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		100	1	4	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		50	0	(1)	(1)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,100	79	50	129	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		2,300	61	(1)	60	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		300	1	(17)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		400	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		600	(2)	(8)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		700	(2)	(8)	(10)	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		800	(32)	(31)	(63)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		1,000	0	(54)	(54)	3	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		4,500	(7)	(171)	(178)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	02/28/2032		50	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		200	(1)	(5)	(6)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		400	24	8	32	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,300	93	(10)	83	0	(6)
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		500	(14)	(41)	(55)	4	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	CAD	200	3	(2)	1	0	0
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		3,400	0	(27)	(27)	2	0
Pay(7)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		1,500	0	(13)	(13)	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		1,700	30	(91)	(61)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		500	14	(29)	(15)	0	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		300	15	(32)	(17)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,700	(6)	(204)	(210)	6	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		200	(21)	0	(21)	0	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		200	42	(53)	(11)	2	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	01/28/2052		100	0	(6)	(6)	1	0
Pay	3-Month CAD-Bank Bill	3.028	Semi-Annual	03/25/2052		100	0	2	2	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,100	(2)	(94)	(96)	6	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,400	0	(13)	(13)	5	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(3)	(3)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		500	0	(5)	(5)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		200	0	(2)	(2)	1	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		300	0	(4)	(4)	1	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		1,600	(4)	(15)	(19)	6	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	17,300	7	0	7	0	(4)
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	3,100	1	(13)	(12)	1	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		3,000	(1)	(12)	(13)	1	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(14)	(6)	1	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		$5,700	(8)	(117)	(125)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		1,300	(42)	57	15	0	0
Receive(7)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		12,400	135	68	203	0	(2)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		200	0	(6)	(6)	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		200	0	6	6	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		1,050	(33)	63	30	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		1,400	(42)	84	42	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		2,300	62	(186)	(124)	1	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		4,200	16	332	348	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		3,800	(44)	247	203	0	0
Pay	3-Month USD-LIBOR	1.585	Semi-Annual	02/16/2027		1,000	(3)	(38)	(41)	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		800	(39)	(51)	(90)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		900	0	(50)	(50)	1	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	0	(11)	(11)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		600	(1)	(28)	(29)	1	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		100	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		1,900	123	137	260	0	(5)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,600	124	(215)	(91)	14	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	15	(11)	4	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(20)	(21)	2	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(16)	(10)	0	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024	EUR	7,300	(169)	(65)	(234)	6	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		10,600	(637)	(162)	(799)	39	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		12,370	(1,122)	(230)	(1,352)	86	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	13	18	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	12	12	0	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		2,200	246	87	333	0	(22)
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	28	28	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022	JPY	130,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(18)	(19)	1	0
Pay	UKRPI	3.740	Maturity	03/15/2031	GBP	200	0	(42)	(42)	0	(3)
Pay	UKRPI	3.700	Maturity	04/15/2031		250	3	(58)	(55)	0	(4)

							$(1,492)	$(595)	$(2,087)	$262	$(141)

Total Swap Agreements							$(1,362)	$(533)	$(1,895)	$263	$(144)

Cash of $2,666 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2022	AUD	26		$19	$0	$(1)
	04/2022	DKK	6,948		1,097	64	0
	04/2022		$384	GBP	295	3	0
	05/2022		294	CNH	1,881	1	0
	06/2022	HKD	454		$58	0	0
	06/2022		$52	MXN	1,080	2	0
	06/2022		157	SGD	215	1	0
	06/2022		216	ZAR	3,314	9	0
	07/2022		110	PEN	443	10	0
	05/2023	CNH	1,902		$294	0	(2)
BPS	04/2022	AUD	703		520	0	(6)
	04/2022	CAD	756		597	0	(8)
	04/2022	CHF	242		262	1	(1)
	04/2022	DKK	3,050		467	13	0
	04/2022	EUR	380		414	0	(6)
	04/2022	NZD	1,357		918	0	(22)
	04/2022		$649	AUD	892	19	0
	04/2022		207	CAD	264	4	0
	04/2022		83	CHF	77	1	0
	04/2022		138	DKK	895	0	(4)
	04/2022		1,759	EUR	1,581	3	(13)
	04/2022		928	NOK	8,185	2	0
	04/2022		169	NZD	247	2	0
	05/2022		3,048	CNH	19,483	10	0
	06/2022	ILS	262		$81	0	(2)
	06/2022	SGD	1,186		870	0	(5)
	06/2022		$527	MYR	2,223	0	(1)
	06/2022		71	THB	2,369	1	0
	07/2022		118	MXN	2,461	4	0
BRC	06/2022	SGD	319		$235	0	0
CBK	04/2022	BRL	1,598		337	2	0
	04/2022	CAD	75		58	0	(2)
	04/2022	DKK	6,146		958	44	0
	04/2022	ILS	200		62	0	(1)
	04/2022 «	RUB	153		2	0	0
	04/2022		$305	BRL	1,598	30	0
	04/2022		79	CHF	73	0	0
	04/2022		221	CLP	172,997	0	(2)
	04/2022		355	DKK	2,315	0	(11)
	04/2022		118	MXN	2,558	11	0
	05/2022	PEN	220		$57	0	(2)
	05/2022 «	RUB	161		2	0	0
	05/2022		$32	CNH	205	0	0
	05/2022 «		0	RUB	22	0	0
	06/2022	ILS	580		$178	0	(4)
	06/2022	MXN	56		3	0	0
	06/2022	SGD	168		123	0	0
	06/2022		$99	THB	3,281	0	0
	07/2022	PEN	71		$18	0	(1)
	08/2022	ILS	1,100		343	0	(3)
	11/2022	PEN	2,000		504	0	(29)
	12/2022	ILS	600		192	2	0
	12/2022	PEN	1,724		411	0	(47)
	05/2023	CNH	207		32	0	0
DUB	04/2022 «	RUB	271		3	0	0
	04/2022		$1,041	DKK	7,059	9	0
	04/2022 «		9	RUB	1,300	6	0
	05/2022 «	RUB	176		$2	0	0
	05/2022 «		$3	RUB	477	2	0
	07/2022	DKK	7,033		$1,041	0	(8)
GLM	04/2022	BRL	1,776		359	0	(14)
	04/2022 «	RUB	819		11	1	0
	04/2022		$375	BRL	1,776	0	(2)
	04/2022 «		1	RUB	158	1	0
	05/2022	CNH	4,914		$768	0	(3)
	05/2022	KRW	1,998,710		1,620	0	(24)
	05/2022 «	RUB	160		2	0	0
	05/2022		$320	BRL	1,598	13	0
	06/2022		0	THB	12	0	0
	06/2022		96	ZAR	1,475	4	0
	08/2022		36	PEN	136	1	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

11/2022	ILS	2,500	$809	19	0
03/2023	CNH	2,248	348	0	(2)
HUS	04/2022	AUD	660	494	1	(1)
04/2022	CAD	73	58	0	(1)
04/2022	CHF	105	113	0	0
04/2022	DKK	515	81	4	0
04/2022	EUR	978	1,074	0	(8)
04/2022	$208	CHF	191	0	(2)
04/2022	336	DKK	2,175	0	(13)
04/2022	1,805	EUR	1,641	10	0
04/2022	394	GBP	298	1	(3)
04/2022	195	NOK	1,680	0	(4)
04/2022	612	NZD	882	1	(2)
05/2022	134	EUR	121	0	0
05/2022	134	MXN	2,791	5	0
06/2022	SGD	344	$254	0	0
IND	05/2022	$466	CNH	2,981	2	0
05/2023	CNH	3,014	$466	0	(2)
JPM	05/2022	14,147	2,225	5	0
05/2022	$1,176	CNH	7,526	5	0
05/2022	102	IDR	1,455,919	0	0
06/2022	SGD	95	$70	0	0
06/2022	THB	8,281	249	0	0
08/2022	ILS	705	221	0	(1)
12/2022	300	97	2	0
MBC	05/2022	CNH	9,121	1,436	4	0
05/2022	$37	CLP	29,254	0	0
05/2022	515	IDR	7,383,348	1	(2)
06/2022	141	MYR	593	0	(1)
MYI	04/2022	BRL	178	$37	0	0
04/2022	DKK	20,750	3,275	189	0
04/2022	JPY	310,000	2,671	124	0
04/2022	$36	BRL	178	1	0
04/2022	107	CAD	133	0	0
04/2022	3,506	DKK	23,726	22	0
04/2022	13,442	EUR	12,071	0	(88)
04/2022	325	GBP	247	0	(1)
05/2022	BRL	178	$36	0	(1)
05/2022	EUR	12,071	13,453	89	0
06/2022	MYR	151	36	0	0
06/2022	SGD	828	608	0	(3)
07/2022	DKK	24,627	3,654	1	(21)
RBC	06/2022	MXN	2,517	122	0	(3)
SCX	04/2022	EUR	13,935	15,672	256	0
04/2022	GBP	6,296	8,450	179	0
04/2022	JPY	1,403,150	12,191	665	0
04/2022 «	RUB	215	3	0	0
05/2022	CNH	9,099	1,431	3	0
05/2022	CNY	6,720	1,057	2	0
05/2022	GBP	5,456	7,182	16	0
05/2022	$35	CLP	27,591	0	0
06/2022	SGD	807	$594	0	(2)
09/2022	MYR	9,572	2,277	8	0
UAG	05/2022 «	RUB	164	2	0	0

Total Forward Foreign Currency Contracts	$1,891	$(385)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC EUR versus CHF	CHF	1.015	05/24/2022	543	$3	$4

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	500	$14	$21

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025	EUR	97.000	05/23/2025	200	$15	$45

Total Purchased Options	$32	$70

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	400	$(1)	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	400	0	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	500	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	300	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	06/15/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	06/15/2022	700	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	06/15/2022	600	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	400	(2)	(1)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	500	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	05/18/2022	100	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	06/15/2022	100	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	400	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	05/18/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	05/18/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	05/18/2022	600	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	06/15/2022	400	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	06/15/2022	300	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	200	(1)	0
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	05/18/2022	300	0	0
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	200	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	05/18/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	300	(1)	0
GST	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	05/18/2022	100	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	100	0	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.500	05/18/2022	100	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	05/18/2022	300	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	06/15/2022	300	(1)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	06/15/2022	100	0	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.000	06/15/2022	100	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.500	06/15/2022	100	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	300	(1)	(1)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	400	(1)	(1)
MYC	Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	04/20/2022	100	(1)	0
Put - OTC CDX.HY-37 5-Year Index	Sell	104.000	04/20/2022	100	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	400	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	06/15/2022	500	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	300	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	05/18/2022	300	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.050	05/18/2022	300	0	0

$(29)	$(12)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC EUR versus CHF	CHF	1.050	05/24/2022	543	$(3)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310%	01/11/2024	4,100	$(13)	$(35)
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	06/16/2022	2,400	(4)	(1)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	06/16/2022	2,400	(4)	(13)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.171	04/13/2022	1,100	(3)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.621	04/13/2022	1,100	(3)	(33)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	04/07/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.700	04/07/2022	200	(1)	(3)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.775	04/19/2022	500	(1)	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.175	04/19/2022	500	(1)	(3)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(43)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	05/09/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	05/09/2022	200	(2)	(4)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/16/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/16/2022	200	(1)	(2)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	100	0	0
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	100	0	(1)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.900	05/24/2022	700	(4)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	05/24/2022	700	(4)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	12,400	(25)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	12,400	(25)	(205)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	400	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	400	(2)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.417	04/01/2022	1,000	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.817	04/01/2022	1,000	(5)	(27)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(6)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	04/08/2022	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	04/08/2022	300	(2)	(6)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	06/16/2022	700	(3)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.370	06/16/2022	700	(3)	(6)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	07/12/2022	600	(5)	0

$(144)	$(398)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	1,750	$(2)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	1,000	(1)	0

$(3)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	$98.391	05/05/2022	100	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.469	05/05/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.617	05/05/2022	100	0	0

$(1)	$0

Total Written Options	$(180)	$(411)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2025	1.561%	$300	$14	$(8)	$6	$0
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	500	(18)	17	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	400	(10)	6	0	(4)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.192	200	(4)	2	0	(2)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	400	(14)	13	0	(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	500	(13)	7	0	(6)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	100	(3)	3	0	0
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.192	300	(6)	3	0	(3)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	400	(14)	13	0	(1)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(5)	3	0	(2)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(5)	3	0	(2)

$(78)	$62	$6	$(22)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.574%	$200	$(5)	$8	$3	$0
GST	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.470	400	10	(1)	9	0

$5	$7	$12	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$527	AUD	700	$3	$(3)	$0	$0
CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	552	800	0	0	0	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	483	700	(2)	(1)	0	(3)

$1	$(4)	$0	$(3)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.250%	Quarterly	03/16/2027	MYR	400	$0	$0	$0	$0
Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032	3,500	11	25	36	0
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	THB	2,800	0	(1)	0	(1)
BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	300	(1)	3	2	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	200	0	1	1	0
JPM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	400	(1)	3	2	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	400	(1)	3	2	0
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	06/15/2032	THB	22,300	(3)	(8)	0	(11)
SCX	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	MYR	400	0	1	1	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	300	(1)	3	2	0

$4	$30	$46	$(12)

Total Swap Agreements	$(68)	$95	$64	$(37)

(n)

Securities with an aggregate market value of $273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$30	$0	$30
Australia
Corporate Bonds & Notes	0	402	0	402
Sovereign Issues	0	1,312	0	1,312
Brazil
Corporate Bonds & Notes	0	1	0	1
Canada
Corporate Bonds & Notes	0	190	0	190
Non-Agency Mortgage-Backed Securities	0	45	0	45
Sovereign Issues	0	120	0	120
Cayman Islands
Asset-Backed Securities	0	7,227	0	7,227
Corporate Bonds & Notes	0	797	0	797
Non-Agency Mortgage-Backed Securities	0	111	0	111
Chile
Sovereign Issues	0	196	0	196
China
Sovereign Issues	0	1,777	0	1,777
Denmark
Corporate Bonds & Notes	0	4,661	0	4,661
France
Corporate Bonds & Notes	0	1,275	0	1,275
Sovereign Issues	0	2,164	0	2,164
Germany
Corporate Bonds & Notes	0	2,172	0	2,172
Ireland
Asset-Backed Securities	0	2,063	0	2,063
Corporate Bonds & Notes	0	189	0	189
Israel
Sovereign Issues	0	547	0	547
Italy
Corporate Bonds & Notes	0	917	0	917
Sovereign Issues	0	1,603	0	1,603
Japan
Corporate Bonds & Notes	0	1,399	0	1,399
Sovereign Issues	0	11,591	0	11,591
Luxembourg
Corporate Bonds & Notes	0	222	0	222
Malaysia
Corporate Bonds & Notes	0	466	0	466
Sovereign Issues	0	1,230	0	1,230
Multinational
Corporate Bonds & Notes	0	203	0	203
Netherlands
Corporate Bonds & Notes	0	854	0	854
Non-Agency Mortgage-Backed Securities	0	1,648	0	1,648
Preferred Securities	0	68	0	68
New Zealand
Sovereign Issues	0	120	0	120
Norway
Sovereign Issues	0	70	0	70
Peru
Sovereign Issues	0	977	0	977
Qatar

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2022 (Unaudited)

Corporate Bonds & Notes	0	369	0	369
Sovereign Issues	0	1,469	0	1,469
Romania
Sovereign Issues	0	635	0	635
Saudi Arabia
Sovereign Issues	0	325	0	325
Serbia
Sovereign Issues	0	181	0	181
Singapore
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	2,691	0	2,691
South Korea
Sovereign Issues	0	1,598	0	1,598
Spain
Corporate Bonds & Notes	0	449	0	449
Sovereign Issues	0	786	0	786
Switzerland
Corporate Bonds & Notes	0	1,506	0	1,506
Thailand
Sovereign Issues	0	75	0	75
United Arab Emirates
Sovereign Issues	0	210	0	210
United Kingdom
Corporate Bonds & Notes	0	6,063	0	6,063
Non-Agency Mortgage-Backed Securities	0	4,642	0	4,642
Preferred Securities	0	57	0	57
Sovereign Issues	0	647	0	647
United States
Asset-Backed Securities	0	5,106	0	5,106
Corporate Bonds & Notes	100	7,784	0	7,884
Loan Participations and Assignments	0	74	0	74
Municipal Bonds & Notes	0	275	0	275
Non-Agency Mortgage-Backed Securities	0	9,839	0	9,839
Preferred Securities	0	772	0	772
U.S. Government Agencies	0	18,290	0	18,290
U.S. Treasury Obligations	0	6,964	0	6,964
Short-Term Instruments
Repurchase Agreements	0	480	0	480
Israel Treasury Bills	0	1,596	0	1,596
Japan Treasury Bills	0	2,546	0	2,546
Municipal Bonds & Notes	0	100	0	100

	$100	$122,376	$0	$122,476
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,301	$0	$0	$8,301

Total Investments	$8,401	$122,376	$0	$130,777

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,516)	$0	$(13,516)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	120	288	0	408
Over the counter	0	2,015	10	2,025

	$120	$2,303	$10	$2,433
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(237)	(178)	0	(415)
Over the counter	0	(833)	0	(833)

	$(237)	$(1,011)	$0	$(1,248)

Total Financial Derivative Instruments	$(117)	$1,292	$10	$1,185

Totals	$8,284	$110,152	$10	$118,446

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$688	$2	$0	$0	$(8)	$682	$2	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,520	$13,301	$(7,200)	$(22)	$20	$7,619	$2	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	GST	Goldman Sachs International	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.6%
MUTUAL FUNDS (a) 90.3%
PIMCO Emerging Markets Bond Fund	682,297	6,339
PIMCO Global Advantage® Strategy Bond Fund	783,876	8,427
PIMCO Income Fund	931,100	10,540
PIMCO International Bond Fund (U.S. Dollar-Hedged)	614,437	6,329
PIMCO Investment Grade Credit Bond Fund	1,081,674	10,546
PIMCO RAE International Fund	1,224,223	10,332
PIMCO RAE PLUS EMG Fund	1,438,789	10,518
PIMCO RAE PLUS Small Fund	634,655	10,389
PIMCO Real Return Fund	895,202	10,545
PIMCO Short-Term Fund	3,267,504	31,531
PIMCO StocksPLUS® Fund	844,320	10,343
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,217,107	10,455
PIMCO StocksPLUS® International Fund (Unhedged)	1,344,879	20,832
PIMCO Total Return Fund IV	3,061,059	31,560

Total Mutual Funds (Cost $183,360)		188,686

SHORT-TERM INSTRUMENTS 9.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%
PIMCO Short-Term Floating NAV Portfolio III	1,991,423	19,337

Total Short-Term Instruments (Cost $19,396)		19,337

Total Investments in Affiliates (Cost $202,756)		208,023

Total Investments 99.6% (Cost $202,756)		$208,023
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $916)		29
Other Assets and Liabilities, net 0.4%		827

Net Assets 100.0%		$208,879

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,875.000	12/16/2022	31	$3	$218	$117
Put - CBOE S&P 500	3,225.000	12/16/2022	31	3	264	184
Put - CBOE S&P 500	3,675.000	12/16/2022	31	3	434	335

Total Purchased Options	$916	$636

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index June Futures	06/2022	186	$42,136	$1,700	$0	$(607)

Total Futures Contracts	$1,700	$0	$(607)

Cash of $2,337 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Mutual Funds	$188,686	$0	$0	$188,686
Short-Term Instruments
Central Funds Used for Cash Management Purposes	19,337	0	0	19,337

Total Investments	$208,023	$0	$0	$208,023

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$636	$0	$636

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(607)	$0	$0	$(607)

Total Financial Derivative Instruments	$(607)	$636	$0	$29

Totals	$207,416	$636	$0	$208,052

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were

Notes to Financial Statements (Cont.)

sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in Institutional Class Shares or, as applicable or Class M shares of PIMCO Funds, PIMCO Equity Series and affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$6,839	$292	$(173)	$(8)	$(611)	$6,339	$68	$0
PIMCO Global Advantage® Strategy Bond Fund	9,090	252	(481)	7	(441)	8,427	54	0
PIMCO Income Fund	11,368	342	(597)	(12)	(561)	10,540	113	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,798	137	(338)	0	(268)	6,329	25	0
PIMCO Investment Grade Credit Bond Fund	11,400	430	(295)	(12)	(977)	10,546	98	0
PIMCO RAE International Fund	11,294	106	(824)	(50)	(194)	10,332	0	0
PIMCO RAE PLUS EMG Fund	11,361	1,107	(561)	(52)	(1,337)	10,518	641	0
PIMCO RAE PLUS Small Fund	11,215	741	(1,182)	(775)	390	10,389	741	0
PIMCO Real Return Fund	11,484	151	(595)	13	(508)	10,545	154	0
PIMCO Short-Term Fund	33,980	330	(2,386)	(4)	(389)	31,531	56	0
PIMCO Short-Term Floating NAV Portfolio III	15,340	21,112	(17,100)	(104)	89	19,337	11	0
PIMCO StocksPLUS® Fund	11,260	336	(576)	(26)	(651)	10,343	24	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	11,296	0	(338)	41	(544)	10,455	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	22,640	251	(398)	(61)	(1,600)	20,832	0	0
PIMCO Total Return Fund IV	34,104	962	(1,395)	(7)	(2,104)	31,560	142	0
Totals	$219,469	$26,549	$(27,239)	$(1,050)	$(9,706)	$208,023	$2,127	$0

Notes to Financial Statements (Cont.)

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 56.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$500	$507
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		200	198
Carnival Corp. 4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		399	391
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		100	99
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		348	345

Total Loan Participations and Assignments (Cost $1,555)			1,540

CORPORATE BONDS & NOTES 6.8%
BANKING & FINANCE 2.8%
Ally Financial, Inc. 8.000% due 11/01/2031		800	1,005
Barclays Bank PLC 7.625% due 11/21/2022 (i)		600	615
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	196
5.125% due 06/16/2025		1,200	1,225
5.584% due 03/18/2024		200	206
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,600	1,798
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)		$1,200	234
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		700	689
New Metro Global Ltd. 6.500% due 05/20/2022		800	779
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		100	90
Sunac China Holdings Ltd. 8.350% due 04/19/2023		800	238
UniCredit SpA 7.830% due 12/04/2023		3,050	3,243
Ursa Re II Ltd. 4.258% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		1,100	1,099

			11,417

INDUSTRIALS 3.3%
Air Canada
3.875% due 08/15/2026		100	95
4.625% due 08/15/2029	CAD	100	75
American Airlines Pass-Through Trust 3.700% due 04/01/2028		$313	302
Berry Global, Inc. 4.875% due 07/15/2026		1,995	2,017
BRF GmbH 4.350% due 09/29/2026		1,100	1,073
Broadcom, Inc. 3.137% due 11/15/2035		208	184
Caesars Entertainment, Inc. 6.250% due 07/01/2025		400	413
Carnival Corp. 4.000% due 08/01/2028		400	373
DAE Funding LLC 1.625% due 02/15/2024		1,000	958
Energy Transfer LP 3.750% due 05/15/2030		1,100	1,084
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		600	564
4.000% due 05/01/2031		600	567
Marriott International, Inc. 4.625% due 06/15/2030		200	208
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		900	894
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		1,200	1,116

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

RCS & RDS SA 3.250% due 02/05/2028	EUR	1,200	1,220
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	900	1,236
Univision Communications, Inc. 6.625% due 06/01/2027		$400	419
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	388

			13,186

UTILITIES 0.7%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		1,700	1,706
Pacific Gas & Electric Co. 2.500% due 02/01/2031		1,100	951

			2,657

Total Corporate Bonds & Notes (Cost $29,668)			27,260

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)		1,300	1,039

Total Convertible Bonds & Notes (Cost $1,273)			1,039

U.S. GOVERNMENT AGENCIES 4.9%
Ginnie Mae
0.382% due 08/20/2068 •		671	657
0.950% due 09/20/2071 ~		3,581	3,652
Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2052		16,100	15,301

Total U.S. Government Agencies (Cost $19,754)			19,610

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)(n)		9,500	7,773
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2031 (l)		4,195	4,465
0.125% due 01/15/2032		5,577	5,937

Total U.S. Treasury Obligations (Cost $19,843)			18,175

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Alliance Bancorp Trust 0.937% due 07/25/2037 •		323	300
Bear Stearns Adjustable Rate Mortgage Trust
2.947% due 07/25/2036 ^~		76	73
3.318% due 02/25/2036 ^~		18	18
Countrywide Alternative Loan Trust 0.617% due 09/25/2047 •		125	120
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		243	164
Hawksmoor Mortgages 1.240% due 05/25/2053 •	GBP	1,705	2,244
Impac CMB Trust
1.077% due 04/25/2035 •		$120	118
1.102% due 04/25/2035 •		155	151
Residential Accredit Loans, Inc. Trust
0.817% due 06/25/2046 ~		226	62
6.000% due 12/25/2036		81	75
Residential Asset Securitization Trust 0.857% due 05/25/2035 •		375	267
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	1,262	1,664
WaMu Mortgage Pass-Through Certificates Trust 1.117% due 01/25/2045 •		$1,854	1,854

Total Non-Agency Mortgage-Backed Securities (Cost $7,139)			7,110

ASSET-BACKED SECURITIES 9.7%
Aames Mortgage Investment Trust 0.937% due 04/25/2036 •		93	91
ACE Securities Corp. Home Equity Loan Trust
0.937% due 06/25/2036 •		173	149
1.357% due 08/25/2035 •		150	148
2.257% due 06/25/2034 •		40	40
Anchorage Capital CLO Ltd. 1.291% due 07/15/2030 •		1,100	1,100

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~		100	99
Apidos CLO 1.141% due 07/18/2029 •		800	793
Ares CLO Ltd. 1.111% due 01/15/2029 •		947	940
Argent Mortgage Loan Trust 0.937% due 05/25/2035 •		539	500
Argent Securities Trust 0.757% due 07/25/2036 •		391	367
ASSURANT CLO Ltd. 1.294% due 10/20/2031 •		600	596
Benefit Street Partners CLO Ltd. 1.271% due 01/17/2032 •		200	198
Carlyle Global Market Strategies CLO Ltd. 1.409% due 08/14/2030 •		1,300	1,300
Catamaran CLO Ltd. 1.359% due 04/22/2030 •		696	694
CIT Mortgage Loan Trust 1.807% due 10/25/2037 •		825	826
Citigroup Mortgage Loan Trust, Inc. 0.892% due 11/25/2036 •		93	92
Countrywide Asset-Backed Certificates
0.597% due 05/25/2035 •		335	329
0.707% due 03/25/2037 •		700	676
Crestline Denali CLO Ltd. 1.399% due 10/23/2031 •		500	493
Elevation CLO Ltd. 1.208% due 10/25/2030 •		700	694
First Franklin Mortgage Loan Trust 1.162% due 11/25/2036 •		1,600	1,565
Fremont Home Loan Trust
0.592% due 10/25/2036 •		769	726
0.607% due 10/25/2036 •		2,078	1,088
Gallatin CLO Ltd. 1.177% due 07/15/2031 •		400	398
GoldenTree Loan Management U.S. CLO Ltd. 1.164% due 11/20/2030 •		700	693
IndyMac INDB Mortgage Loan Trust 0.597% due 07/25/2036 •		889	323
LCM LP 1.118% due 07/19/2027 ~		892	887
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		554	400
Lehman XS Trust
0.777% due 05/25/2036 •		538	613
5.022% due 06/25/2036 þ		661	686
Long Beach Mortgage Loan Trust 1.057% due 01/25/2036 •		1,325	1,272
Magnetite Ltd. 1.386% due 11/15/2028 •		795	790
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	208	229
MP CLO Ltd. 1.131% due 10/18/2028 •		$492	490
Oaktree CLO Ltd. 1.369% due 04/22/2030 •		300	298
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	600	656
Octagon Investment Partners Ltd. 1.395% due 02/14/2031 •		$400	396
OSD CLO Ltd. 1.835% due 04/17/2031 •		600	593
OZLM Ltd.
1.221% due 10/17/2029 •		745	742
1.414% due 07/20/2032 •		500	498
1.549% due 10/30/2030 •		297	297
Palmer Square CLO Ltd. 1.248% due 10/17/2031 •		200	197
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	500	553
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •		$2,600	2,578
1.054% due 07/20/2029 •		1,403	1,399
Popular ABS Mortgage Pass-Through Trust 0.787% due 07/25/2036 •		160	157
Rad CLO Ltd. 1.379% due 07/24/2032 •		800	793
Saranac CLO Ltd. 1.646% due 08/13/2031 •		500	498
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	500	548
Sound Point CLO Ltd.
1.234% due 10/20/2030 •		$1,350	1,339

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

1.238% due 07/25/2030 •		700	701
1.464% due 07/20/2032 •		600	598
Stratus CLO Ltd. 1.043% due 12/29/2029 •		500	497
Structured Asset Securities Corp. Mortgage Loan Trust
1.027% due 10/25/2036 •		96	95
1.252% due 02/25/2036 •		100	96
TCI-Symphony CLO Ltd. 1.264% due 10/13/2032 •		600	595
TCW CLO Ltd. 1.228% due 04/25/2031 •		600	594
THL Credit Wind River Clo Ltd. 1.321% due 04/15/2031 •		700	695
Venture CLO Ltd.
1.121% due 07/15/2027 •		140	140
1.244% due 07/20/2030 •		600	600
1.459% due 07/30/2032 •		1,200	1,193
Vibrant CLO Ltd. 1.374% due 07/20/2032 •		300	298
Voya CLO Ltd. 1.241% due 10/15/2030 •		300	297
Wellfleet CLO Ltd. 1.144% due 07/20/2029 •		448	446

Total Asset-Backed Securities (Cost $38,514)			38,672

SOVEREIGN ISSUES 5.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		441	134
1.125% due 07/09/2035 þ		289	83
1.450% due 08/13/2023	ARS	17,126	91
15.500% due 10/17/2026		10,280	21
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~		2,035	10
40.178% (BADLARPP) due 10/04/2022 ~		3,700	7
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	2,250,000	2,594
Israel Government International Bond 0.750% due 07/31/2022	ILS	2,200	691
Peru Government International Bond
1.862% due 12/01/2032		$800	686
5.400% due 08/12/2034	PEN	6,000	1,434
Qatar Government International Bond 3.875% due 04/23/2023		$1,400	1,426
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	27,500	1,721
10.500% due 12/21/2026		164,200	12,264

Total Sovereign Issues (Cost $21,733)			21,162

		SHARES
COMMON STOCKS 4.2%
COMMUNICATION SERVICES 0.1%
Activision Blizzard, Inc.		2,888	231

HEALTH CARE 1.1%
AbbVie, Inc.		1,269	206
Anthem, Inc.		1,033	508
Cigna Corp.		495	119
Exact Sciences Corp. (c)		1,349	94
Exelixis, Inc. (c)		11,671	265
Halozyme Therapeutics, Inc. (c)		5,544	221
Hologic, Inc. (c)		3,533	271
Humana, Inc.		1,268	552
Incyte Corp. (c)		4,321	343
Neurocrine Biosciences, Inc. (c)		1,464	137
Regeneron Pharmaceuticals, Inc. (c)		1,032	721
Seagen, Inc. (c)		932	134
United Therapeutics Corp. (c)		1,032	185
Vertex Pharmaceuticals, Inc. (c)		2,603	679

			4,435

INDUSTRIALS 1.7%
ABB Ltd.		11,629	380
AMETEK, Inc.		5,231	697
Caterpillar, Inc.		3,362	749
Deere & Co.		968	402
Eaton Corp. PLC		4,383	665
Emerson Electric Co.		6,977	684
FANUC Corp.		2,783	495

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

GXO Logistics, Inc. (c)		7,400	528
Komatsu Ltd.		26,617	644
Kubota Corp.		30,472	576
MasTec, Inc. (c)		7,651	666
Mueller Water Products, Inc. 'A'		43,523	562

			7,048

INFORMATION TECHNOLOGY 1.1%
Applied Materials, Inc.		3,061	403
Arista Networks, Inc. (c)		3,769	524
Automatic Data Processing, Inc.		1,078	245
BE Semiconductor Industries NV		3,500	302
Flex Ltd. (c)		36,563	678
Intel Corp.		6,697	332
IPG Photonics Corp. (c)		839	92
Lam Research Corp.		736	396
Marvell Technology, Inc.		3,989	286
NetApp, Inc.		5,487	455
Skyworks Solutions, Inc.		1,829	244
Teradyne, Inc.		2,681	317
Zebra Technologies Corp. 'A' (c)		400	166

			4,440

MATERIALS 0.2%
Freeport-McMoRan, Inc.		8,241	410
Lundin Mining Corp.		28,709	291

			701

Total Common Stocks (Cost $17,362)			16,855

PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		420,000	425

Total Preferred Securities (Cost $420)			425

SHORT-TERM INSTRUMENTS 18.0%
REPURCHASE AGREEMENTS (j) 0.1%			448

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 0.4%
(0.002)% due 06/08/2022 - 12/07/2022 (d)(e)	ILS	5,300	1,659

JAPAN TREASURY BILLS 9.4%
(0.084)% due 07/04/2022 (d)(e)	JPY	4,572,000	37,566

U.S. TREASURY BILLS 7.7%
0.432% due 04/14/2022 - 06/30/2022 (d)(e)(l)		$30,900	30,876

U.S. TREASURY CASH MANAGEMENT BILLS 0.4%
0.492% due 06/21/2022 - 07/12/2022 (d)(e)(n)		1,582	1,580

Total Short-Term Instruments (Cost $71,859)			72,129

Total Investments in Securities (Cost $229,120)			223,977

		SHARES
INVESTMENTS IN AFFILIATES 43.5%
MUTUAL FUNDS 21.8% (h)
PIMCO Investment Grade Credit Bond Fund		3,784,307	36,897

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

PIMCO Mortgage Opportunities and Bond Fund	4,779,354	50,183

Total Mutual Funds (Cost $91,629)		87,080

SHORT-TERM INSTRUMENTS 21.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.7%
PIMCO Short Asset Portfolio (h)	4,902,054	48,325
PIMCO Short-Term Floating NAV Portfolio III	3,927,221	38,133

Total Short-Term Instruments (Cost $87,215)		86,458

Total Investments in Affiliates (Cost $178,844)		173,538

Total Investments 99.6% (Cost $407,964)		$397,515
Financial Derivative Instruments (k)(m) (1.2)%(Cost or Premiums, net $(1,886))		(4,772)
Other Assets and Liabilities, net 1.6%		6,511

Net Assets 100.0%		$399,254

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Payment in-kind security.
(b)								Security is not accruing income as of the date of this report.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Institutional Class Shares of each Fund.
(i)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$185	U.S. Treasury Bills 0.000% due 08/04/2022			$(189)	$185	$185
SSB	0.010	03/31/2022	04/01/2022	263	U.S. Treasury Notes 1.875% due 06/30/2026(2)			(268)	263	263

Total Repurchase Agreements								$(457)	$448	$448

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	04/01/2052	$5,200	$(4,945)	$(4,828)

Total Short Sales (1.2)%									$(4,945)	$(4,828)

(1)								Includes accrued interest.
(2)								Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(28) at a weighted average interest rate of (0.200)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May 2022 Futures					$124.000	04/22/2022	13	$13	$(4)	$(20)
Call - CBOT U.S. Treasury 10-Year Note May 2022 Futures					128.000	04/22/2022	13	13	(6)	(1)

									$(10)	$(21)

Total Written Options									$(10)	$(21)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum May Futures	05/2022	4	$349	$22	$22	$0
Arabica Coffee September Futures	09/2022	2	169	(11)	3	0
Australia Government 3-Year Note June Futures	06/2022	1	82	(1)	0	0
Cocoa July Futures	07/2022	5	134	5	0	0
Copper July Futures	07/2022	2	238	3	0	0
Corn September Futures	09/2022	4	139	9	4	0
Cotton No. 2 December Futures	12/2022	3	167	12	0	(2)
DAX Index June Futures	06/2022	11	4,391	135	0	(116)
E-mini NASDAQ 100 Index June Futures	06/2022	3	892	27	0	(12)
E-mini S&P 500 Index June Futures	06/2022	673	152,460	10,885	0	(2,196)
Euro STOXX 600 June Futures	06/2022	1,224	30,425	1,497	0	(351)
Euro-BTP Italy Government Bond June Futures	06/2022	2	306	(6)	3	0
Euro-Bund 10-Year Bond June Futures	06/2022	4	702	1	7	(28)
FTSE 100 Index June Futures	06/2022	10	983	18	5	(4)
FTSE/MIB Index June Futures	06/2022	1	135	9	0	(2)
Gas Oil September Futures	09/2022	1	90	15	0	(1)
Hang Seng Index April Futures	04/2022	3	421	7	4	(3)
Hard Red Winter Wheat September Futures	09/2022	2	103	1	0	(1)
IBEX 35 Index April Futures	04/2022	1	93	3	0	(2)
Iron Ore July Futures	07/2022	6	96	6	0	0
Lead July Futures	07/2022	2	121	4	4	0
Lead May Futures	05/2022	3	182	9	9	0
Live Cattle June Futures	06/2022	8	439	(15)	0	(3)
Mini MSCI Emerging Markets Index June Futures	06/2022	23	1,294	79	0	(20)
Natural Gas September Futures	08/2022	2	115	25	1	0
New York Harbor September Futures	08/2022	1	126	25	0	(4)
Nickel May Futures	05/2022	3	578	174	174	0
Nikkei 225 Yen-denominated June Futures	06/2022	121	13,684	1,357	0	(400)
Platinum July Futures	07/2022	2	100	(1)	0	(1)
RBOB Gasoline September Futures	08/2022	1	121	12	0	(5)
S&P/Toronto Stock Exchange 60 June Futures	06/2022	42	8,850	177	0	(82)
Soybean July Futures	07/2022	7	559	(17)	0	(15)
Soybean Meal December Futures	12/2022	4	165	(2)	0	(5)
Soybean Meal July Futures	07/2022	22	1,011	(2)	0	(16)
Soybean November Futures	11/2022	1	71	(2)	0	(2)
Soybean Oil December Futures	12/2022	3	114	(1)	0	(4)
SPI 200 Index June Futures	06/2022	62	8,675	434	43	(6)
Topix Index June Futures	06/2022	3	480	(2)	2	(5)
U.S. Treasury 2-Year Note June Futures	06/2022	224	47,471	(554)	34	0
U.S. Treasury 10-Year Note June Futures	06/2022	281	34,528	(102)	70	0
U.S. Treasury 30-Year Bond June Futures	06/2022	34	5,102	(90)	12	(4)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	73	12,930	(506)	78	0
United Kingdom Long Gilt June Futures	06/2022	6	956	2	3	(5)
Wheat September Futures	09/2022	1	49	2	0	(1)
WTI Crude December Futures	11/2022	11	986	(14)	0	(14)
WTI Crude December Futures	11/2023	9	730	(18)	0	(6)
Zinc July Futures	07/2022	1	104	9	9	0
Zinc May Futures	05/2022	1	105	17	17	0

				$13,637	$504	$(3,316)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2022	1	$(87)	$(1)	$0	$(1)
Aluminum May Futures	05/2022	4	(349)	(39)	0	(39)
Arabica Coffee July Futures	07/2022	2	(170)	(7)	0	(3)
Australia Government 10-Year Bond June Futures	06/2022	2	(190)	8	1	(2)
CAC 40 Index April Futures	04/2022	1	(74)	(3)	1	0
Call Options Strike @ EUR 133.000 on Euro-Bobl Bond June 2022 Futures(1)	05/2022	14	(1)	4	0	0
Canada Government 10-Year Bond June Futures	06/2022	5	(522)	22	0	(2)
Corn July Futures	07/2022	30	(1,100)	(44)	0	(20)
Euro-Bobl June Futures	06/2022	12	(1,711)	36	5	(10)
Euro-Buxl 30-Year Bond June Futures	06/2022	8	(1,648)	69	2	(26)
Euro-OAT France Government 10-Year Bond June Futures	06/2022	55	(9,218)	250	15	(88)
Gold 100 oz. June Futures	06/2022	27	(5,276)	(47)	0	(41)
Hard Red Winter Wheat July Futures	07/2022	4	(206)	4	3	0
Iron Ore May Futures	05/2022	1	(16)	(2)	0	0
Japan Government 10-Year Bond June Futures	06/2022	1	(1,230)	6	0	(6)
Lead July Futures	07/2022	2	(121)	(7)	0	(7)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

Lead May Futures	05/2022	3	(182)	(8)	0	(8)
Lean Hogs June Futures	06/2022	7	(338)	(18)	10	0
Natural Gas July Futures	06/2022	6	(345)	(48)	0	(3)
Nickel May Futures	05/2022	3	(578)	(113)	0	(113)
OMX Stockholm 30 Index April Futures	04/2022	1	(22)	0	1	0
Put Options Strike @ EUR 129.000 on Euro-Bobl Bond June 2022 Futures(1)	05/2022	14	(16)	(10)	7	(4)
Silver July Futures	07/2022	1	(126)	3	0	0
Soybean Oil July Futures	07/2022	2	(82)	5	2	0
Sugar No. 11 Octomber Futures	09/2022	5	(108)	(9)	0	0
U.S. Treasury 5-Year Note June Futures	06/2022	564	(64,684)	1,607	0	(79)
Wheat July Futures	07/2022	4	(200)	6	4	0
Zinc May Futures	05/2022	1	(105)	(8)	0	(8)

$1,656	$51	$(460)

Total Futures Contracts	$15,293	$555	$(3,776)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-37 5-Year Index	(5.000)%	Quarterly	12/20/2026	$100	$(10)	$4	$(6)	$0	$0
iTraxx Crossover 36 5-Year Index	(5.000)	Quarterly	12/20/2026	EUR	100	(14)	5	(9)	0	0

$(24)	$9	$(15)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$1,300	$19	$2	$21	$0	$0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	EUR	400	13	(6)	7	0	0

$32	$(4)	$28	$0	$0

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2027	GBP	1,700	$150	$(1)	$149	$0	$(2)
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	516,200	50	(163)	(113)	11	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	387,200	(6)	91	85	0	(9)
Pay	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026	205,600	(12)	(51)	(63)	3	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	6,100	(5)	(160)	(165)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024	$16,200	(202)	(421)	(623)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	03/16/2027	7,400	57	371	428	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	15,000	(107)	(821)	(928)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	1,700	8	134	142	0	(5)
Pay	1-Year BRL-CDI	11.670	Maturity	01/02/2025	BRL	15,300	0	18	18	5	0
Receive	1-Year BRL-CDI	11.470	Maturity	01/04/2027	10,600	0	(21)	(21)	0	(6)
Receive	1-Year BRL-CDI	11.575	Maturity	01/04/2027	4,500	(6)	(9)	(15)	0	(2)
Pay	1-Year BRL-CDI	11.960	Maturity	01/04/2027	11,700	0	55	55	6	0
Pay	1-Year BRL-CDI	12.100	Maturity	01/04/2027	11,500	0	63	63	6	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	20,500	(21)	12	(9)	4	0
Receive	3-Month COP-IBR Compounded-OIS	4.680	Quarterly	11/26/2025	COP	27,000,000	0	787	787	0	(56)
Pay	3-Month COP-IBR Compounded-OIS	5.720	Quarterly	11/26/2025	14,100,000	0	(283)	(283)	30	0
Receive	3-Month COP-IBR Compounded-OIS	5.940	Quarterly	11/26/2025	16,800,000	0	305	305	0	(36)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	8.275	Quarterly	11/26/2025		28,681,800	0	51	51	65	0
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		11,900,000	0	371	371	0	(26)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		11,700,000	0	(245)	(245)	26	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		8,512,900	53	12	65	0	(21)
Pay	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	15,800	0	(136)	(136)	20	0
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	3,728,800	(40)	(158)	(198)	0	(3)
Receive	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025		3,728,800	75	123	198	3	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027		1,153,700	4	(14)	(10)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		$6,400	(299)	551	252	1	0
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	09/30/2025	ZAR	21,200	28	44	72	0	(7)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		49,300	10	(19)	(9)	18	0
Receive	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		74,200	87	(43)	44	0	(27)
Receive	6-Month CLP-CHILIBOR	3.860	Semi-Annual	08/26/2026	CLP	2,761,800	240	96	336	0	(20)
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027		3,382,700	0	65	65	0	(28)
Pay	6-Month CLP-CHILIBOR	5.750	Semi-Annual	01/31/2027		51,100	0	(1)	(1)	0	0
Pay	6-Month CLP-CHILIBOR	5.770	Semi-Annual	01/31/2027		16,800	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	5.830	Semi-Annual	01/31/2027		170,700	0	(4)	(4)	1	0
Pay	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/31/2027		102,200	0	(2)	(2)	1	0
Pay	6-Month CLP-CHILIBOR	5.900	Semi-Annual	01/31/2027		85,400	0	(2)	(2)	1	0
Pay	6-Month CLP-CHILIBOR	5.908	Semi-Annual	01/31/2027		153,600	0	(3)	(3)	1	0
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	01/31/2027		34,100	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	5.675	Semi-Annual	02/01/2027		311,000	0	(10)	(10)	2	0
Pay	6-Month CLP-CHILIBOR	5.517	Semi-Annual	02/02/2027		168,600	0	(7)	(7)	1	0
Pay	6-Month CLP-CHILIBOR	5.570	Semi-Annual	02/02/2027		133,000	0	(5)	(5)	1	0
Pay	6-Month CLP-CHILIBOR	5.600	Semi-Annual	02/03/2027		237,900	0	(8)	(8)	2	0
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/10/2027		246,100	0	(3)	(3)	2	0
Receive	6-Month CLP-CHILIBOR	6.045	Semi-Annual	02/11/2027		1,283,500	0	13	13	0	(9)
Pay	6-Month CLP-CHILIBOR	6.230	Semi-Annual	02/22/2027		2,251,100	0	(2)	(2)	15	0
Pay	6-Month CLP-CHILIBOR	6.205	Semi-Annual	03/03/2027		3,544,400	0	(9)	(9)	22	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/07/2027		1,908,900	0	1	1	11	0
Pay	6-Month CLP-CHILIBOR	6.280	Semi-Annual	03/07/2027		1,794,300	0	2	2	11	0
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	02/22/2032		1,284,600	0	8	8	0	(8)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026	CZK	173,800	363	361	724	4	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027	EUR	1,500	(118)	5	(113)	6	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,500	(527)	(327)	(854)	51	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		2,100	(207)	(23)	(230)	15	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		700	(109)	3	(106)	7	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	1,735,200	205	335	540	0	(28)
Pay	6-Month HUF-BBR	6.280	Annual	03/18/2027		964,000	(62)	33	(29)	33	0
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	20,000	207	181	388	3	0
Pay	6-Month PLN-WIBOR	4.135	Annual	02/08/2027		11,000	(77)	(26)	(103)	0	0
Pay	28-Day MXN-TIIE	6.810	Lunar	09/18/2026	MXN	17,400	(24)	(26)	(50)	3	0
Pay	28-Day MXN-TIIE	8.380	Lunar	03/25/2027		33,600	0	6	6	6	0
Pay(6)	28-Day MXN-TIIE	8.270	Lunar	03/26/2027		47,300	0	(3)	(3)	0	(2)

							$(285)	$1,091	$806	$424	$(297)

Total Swap Agreements							$(277)	$1,096	$819	$424	$(297)

(l)	Securities with an aggregate market value of $4,075 and cash of $15,363 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Future styled option.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)					This instrument has a forward starting effective date.
(7)					Unsettled variation margin asset of $267 and liability of $(65) for closed futures agreements and unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.
(m)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2022	AUD	7,320		$5,479	$1	$0
	04/2022	DKK	16,749		2,646	155	0
	04/2022	MXN	356		18	0	0
	04/2022		$2,225	AUD	3,029	44	(2)
	04/2022		496	GBP	377	0	(1)
	04/2022		466	HUF	159,359	13	0
	04/2022		1,213	NZD	1,744	0	(5)
	04/2022		2,562	PEN	9,534	25	0
	04/2022	ZAR	14,430		$973	0	(12)
	05/2022	EUR	2,287		2,601	67	0
	05/2022	JPY	66,900		578	28	0
	05/2022	PHP	25,509		482	0	(9)
	05/2022		$5,480	AUD	7,320	0	(1)
	05/2022		6,463	CAD	8,227	118	0
	05/2022		1,935	CLP	1,588,997	67	0
	05/2022		997	CNH	6,350	0	0
	05/2022		1,755	EUR	1,587	3	0
	05/2022		965	JPY	114,500	0	(23)
	05/2022		481	ZAR	7,470	28	0
	06/2022		2,471	HKD	19,305	0	(4)
	06/2022		1,179	MXN	24,763	50	0
	07/2022	JPY	3,112,000		$25,577	0	(53)
	08/2022	PEN	26,913		6,831	0	(403)
	09/2022		$7,712	PEN	29,791	268	0
	11/2022	ZAR	9,387		$591	0	(35)
	12/2022	PEN	9,534		2,496	0	(35)
BPS	04/2022	BRL	2,423		511	2	0
	04/2022	NZD	1,875		1,269	0	(30)
	04/2022		$2,533	AUD	3,370	0	(11)
	04/2022		477	BRL	2,423	32	0
	04/2022		10,979	DKK	73,905	25	(13)
	04/2022		10	HUF	3,577	0	0
	04/2022		956	NZD	1,402	16	0
	04/2022		610	SEK	5,835	11	0
	05/2022	CAD	798		$637	0	(2)
	05/2022	CHF	443		479	0	(1)
	05/2022	COP	34,523,674		8,771	0	(325)
	05/2022	EUR	1,342		1,480	0	(6)
	05/2022		$931	CAD	1,180	13	0
	05/2022		31,275	EUR	27,590	2	(712)
	05/2022		103	TWD	2,911	0	(2)
	05/2022	ZAR	19,281		$1,204	0	(108)
	06/2022	CLP	1,948,704		2,379	0	(68)
	06/2022		$120	ILS	392	3	0
	06/2022		253	SGD	345	2	0
	06/2022	ZAR	7,494		$483	0	(25)
	08/2022		33,861		2,121	0	(158)
	09/2022	TWD	1,474		53	1	0
	11/2022	ZAR	19,473		1,215	0	(83)
BRC	05/2022	CNY	496		78	0	0
	05/2022		$542	JPY	62,300	0	(30)
	06/2022		126	CZK	2,896	4	0
	11/2022	ZAR	6,628		$413	0	(29)
BSH	05/2022	CLP	1,075,486		1,323	0	(32)
CBK	04/2022	BRL	3,084		651	3	0
	04/2022	DKK	8,868		1,394	75	0
	04/2022	PEN	9,534		2,375	0	(212)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

	04/2022		$643	BRL	3,084	5	0
	04/2022		2,503	MXN	54,314	221	0
	05/2022	BRL	3,084		$638	0	(5)
	05/2022	KRW	290,696		238	0	(1)
	05/2022		$478	CLP	393,155	17	0
	05/2022		125	INR	9,584	0	0
	05/2022		117	KRW	143,703	1	0
	05/2022	ZAR	9,434		$581	0	(61)
	06/2022	CZK	1,765		76	0	(3)
	06/2022	ILS	3,492		1,078	0	(18)
	06/2022	MXN	30,241		1,433	0	(68)
	06/2022		$7,605	COP	29,478,695	131	0
	06/2022		124	CZK	2,803	2	0
	06/2022		39	ILS	127	1	0
	06/2022	ZAR	13,538		$926	8	0
	08/2022	ILS	2,216		683	0	(14)
	10/2022		100		32	0	0
	11/2022		$3,058	PEN	12,140	175	0
	12/2022	ILS	1,500		$482	7	0
	12/2022	PEN	10,983		2,619	0	(298)
DUB	04/2022	DKK	450		66	0	(1)
	04/2022 «	RUB	5,462		47	0	(17)
	06/2022	PLN	223		49	0	(4)
	07/2022		$66	DKK	448	1	0
GLM	04/2022	BRL	5,670		$1,150	0	(41)
	04/2022	MXN	9,684		483	0	(2)
	04/2022 «	RUB	400		3	0	(2)
	04/2022		$1,111	BRL	5,670	80	0
	04/2022		11	HUF	3,773	1	0
	04/2022		423	MXN	8,593	8	0
	04/2022 «		114	RUB	8,755	0	(11)
	05/2022	INR	37,325		$482	0	(6)
	05/2022	JPY	71,400		621	34	0
	05/2022	KRW	780,189		632	0	(9)
	05/2022		$498	CLP	395,300	0	0
	05/2022		33	TWD	932	0	0
	06/2022	MXN	18,821		$902	0	(32)
	06/2022	THB	9		0	0	0
	06/2022		$210	MYR	885	0	(1)
	06/2022	ZAR	5,231		$341	0	(13)
	11/2022		9,940		619	0	(43)
HUS	04/2022	AUD	988		743	4	0
	04/2022	GBP	1,186		1,565	8	(1)
	04/2022	MXN	12,194		600	0	(14)
	04/2022		$760	AUD	1,042	20	0
	04/2022		491	DKK	3,145	0	(24)
	04/2022		594	GBP	450	0	(3)
	04/2022		453	NZD	651	0	(1)
	05/2022	EUR	1,384		$1,504	0	(30)
	05/2022		$1,156	EUR	1,046	3	0
	05/2022		13,222	JPY	1,533,048	1	(618)
IND	05/2022	CAD	495		$396	1	0
	05/2022		$163	TWD	4,691	1	0
JPM	04/2022	BRL	354		$75	0	0
	04/2022	NZD	695		482	1	0
	04/2022		$70	BRL	354	4	0
	04/2022		22	HUF	7,365	1	0
	05/2022	INR	44,622		$578	0	(6)
	05/2022	JPY	105,400		919	52	0
	05/2022	PHP	40,433		765	0	(13)
	05/2022		$5,212	CNH	33,382	28	(1)
	05/2022		63	TWD	1,762	0	(1)
	06/2022	CZK	2,275		$99	0	(4)
	06/2022		$389	HKD	3,045	0	0
	06/2022		184	THB	6,122	0	0
	09/2022	TWD	1,745		$63	1	0
	12/2022	ILS	200		65	1	0
MBC	04/2022	BRL	2,436		477	0	(33)
	05/2022	INR	46,288		600	0	(5)
	05/2022	TWD	35,603		1,249	5	(1)
	05/2022		$213	CNH	1,355	0	(1)
MYI	04/2022	BRL	8,793		$1,804	0	(43)
	04/2022	DKK	50,752		8,003	456	(1)
	04/2022	GBP	338		447	2	0
	04/2022	SEK	1,630		168	0	(6)
	04/2022		$1,849	BRL	8,793	6	(9)
	05/2022	CAD	573		$459	1	0
	05/2022		$1,790	BRL	8,793	42	0
	05/2022		1,772	JPY	204,400	0	(92)
	05/2022		53	TWD	1,499	0	(1)
	05/2022		471	ZAR	7,129	14	0
	06/2022	ILS	224		$70	0	0
	06/2022		$177	SGD	241	1	0
	07/2022		108	DKK	729	1	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

09/2022	TWD	712	$26	0	0
RBC	04/2022	$458	HUF	152,620	0	0
05/2022	2,678	CAD	3,436	70	0
05/2022	1,869	CHF	1,724	0	(1)
06/2022	HKD	12,447	$1,592	1	0
06/2022	MXN	54,038	2,623	0	(59)
06/2022	ZAR	7,275	473	0	(20)
SCX	04/2022	GBP	4,387	5,888	125	0
05/2022	CNY	48,862	7,683	12	0
05/2022	GBP	5,084	6,693	15	0
05/2022	INR	34,918	450	0	(7)
05/2022	PHP	11,272	215	0	(2)
05/2022	$434	CAD	546	3	0
05/2022	213	CNH	1,352	0	0
05/2022	2,054	ZAR	30,636	32	0
05/2022	ZAR	16,520	$1,023	0	(101)
06/2022	$173	SGD	235	1	0
06/2022	1,156	ZAR	17,294	17	0
06/2022	ZAR	79,028	$5,188	0	(171)
08/2022	7,045	457	0	(17)
SOG	05/2022	CNY	762	119	0	(1)
05/2022	$291	CHF	272	3	0
06/2022	CZK	3,227	$135	0	(10)
06/2022	PLN	183	42	0	(1)
SSB	05/2022	$117	CLP	95,180	3	0
06/2022	COP	1,067,740	$271	0	(9)
08/2022	PEN	440	117	0	(1)
TOR	04/2022	$4,267	AUD	5,946	182	0
UAG	04/2022	AUD	6,067	$4,559	19	0
04/2022	BRL	2,431	513	2	0
04/2022	NZD	705	476	0	(12)
04/2022 «	RUB	2,889	38	4	0
04/2022	$478	BRL	2,431	33	0
05/2022	4,560	AUD	6,067	0	(19)
05/2022	117	INR	9,025	1	0
05/2022	124	KRW	152,040	1	0
05/2022	156	TWD	4,406	0	(2)
06/2022	931	MXN	19,793	52	0
06/2022	5	PLN	22	0	0
06/2022	ZAR	2,759	$177	0	(10)
07/2022	JPY	1,460,000	11,909	0	(116)
11/2022	ZAR	21,976	1,401	0	(64)

Total Forward Foreign Currency Contracts	$2,978	$(4,611)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.385%	06/06/2022	2,600	$28	$20

Total Purchased Options	$28	$20

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(105)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(7)	0

$(262)	$(105)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	$98.516	06/06/2022	4,800	$(27)	$(22)

Total Written Options	$(289)	$(127)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$79	$14	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,084	(684)	750	66	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	375	58	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	7	3	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	133	23	0

$(1,180)	$1,344	$164	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	12/15/2026	MYR	4,600	$(11)	$(16)	$0	$(27)
Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	44,500	(56)	(111)	0	(167)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	06/15/2027	THB	51,300	(14)	9	0	(5)
MYC	Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026	312,900	(77)	(198)	0	(275)

$(158)	$(316)	$0	$(474)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022	$100	$0	$1	$1	$0
FBF	Pay	Swiss Market Index	10	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/17/2022	CHF	119	0	(2)	0	(2)
GST	Receive	CMDSKEWLS Index	9,452	0.250%	Monthly	02/15/2023	$2,096	0	193	193	0
JPM	Receive	JMABFNJ2 Index	20,914	0.000%	Monthly	12/30/2022	2,043	0	0	0	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022	100	0	3	3	0
MYI	Receive	DWRTFT Index	69	0.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	989	0	0	0	0

$0	$195	$197	$(2)

Total Swap Agreements	$(1,338)	$1,223	$361	$(476)

(n)

Securities with an aggregate market value of $2,224 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,195	$345	$1,540
Corporate Bonds & Notes
Banking & Finance	0	11,417	0	11,417
Industrials	0	13,186	0	13,186
Utilities	0	2,657	0	2,657
Convertible Bonds & Notes
Industrials	0	1,039	0	1,039
U.S. Government Agencies	0	19,610	0	19,610
U.S. Treasury Obligations	0	18,175	0	18,175
Non-Agency Mortgage-Backed Securities	0	7,110	0	7,110
Asset-Backed Securities	0	38,672	0	38,672
Sovereign Issues	0	21,162	0	21,162
Common Stocks
Communication Services	231	0	0	231
Health Care	4,435	0	0	4,435
Industrials	7,048	0	0	7,048
Information Technology	4,440	0	0	4,440
Materials	701	0	0	701
Preferred Securities
Financials	0	425	0	425
Short-Term Instruments
Repurchase Agreements	0	448	0	448
Israel Treasury Bills	0	1,659	0	1,659
Japan Treasury Bills	0	37,566	0	37,566
U.S. Treasury Bills	0	30,876	0	30,876
U.S. Treasury Cash Management Bills	0	1,580	0	1,580

	$16,855	$206,777	$345	$223,977
Investments in Affiliates, at Value
Mutual Funds	87,080	0	0	87,080
Short-Term Instruments
Central Funds Used for Cash Management Purposes	86,458	0	0	86,458

	$173,538	$0	$0	$173,538

Total Investments	$190,393	$206,777	$345	$397,515

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,828)	$0	$(4,828)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	361	618	0	979
Over the counter	0	3,355	4	3,359

	$361	$3,973	$4	$4,338
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,693)	(401)	0	(4,094)
Over the counter	0	(5,184)	(30)	(5,214)

	$(3,693)	$(5,585)	$(30)	$(9,308)

Total Financial Derivative Instruments	$(3,332)	$(1,612)	$(26)	$(4,970)

Totals	$187,061	$200,337	$319	$387,717

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 8.1% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker

Notes to Financial Statements (Cont.)

Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

Notes to Financial Statements (Cont.)

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$40,089	$344	$0	$0	$(3,536)	$36,897	$350	$0
PIMCO Mortgage Opportunities and Bond Fund	51,217	440	0	0	(1,474)	50,183	449	0
PIMCO Short Asset Portfolio	48,760	133	0	0	(568)	48,325	132	0
PIMCO Short-Term Floating NAV Portfolio III	58,940	75,323	(96,100)	(824)	794	38,133	23	0
Totals	$199,006	$76,240	$(96,100)	$(824)	$(4,784)	$173,538	$954	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	HUF	Hungarian Forint	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR
CAC	Cotation Assistée en Continu	DAX	Deutscher Aktien Index 30	OMX	Stockholm 30 Index
CDX.HY	Credit Derivatives Index - High Yield	DWRTFT	Dow Jones Wilshire REIT Total Return Index	S&P 500	Standard & Poor's 500 Index
CDX.IG	Credit Derivatives Index - Investment Grade	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	SIBCSORA	Singapore Overnight Rate Average
CMBX	Commercial Mortgage-Backed Index	IBEX 35	Spanish Continuous Exchange Index	SONIO	Sterling Overnight Interbank Average Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	IBR	Indicador Bancario de Referencia	SPI 200	Australian Equity Futures Index
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABFNJ	J.P. Morgan Custom Commodity Index	TOPIX	Tokyo Price Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ2	J.P. Morgan Custom Commodity Index

Other Abbreviations:
ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate	oz.	Ounce	WTI	West Texas Intermediate

Schedule of Investments PIMCO High Yield Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,500	$1,522
Carnival Corp. 4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		1,995	1,953
CommScope, Inc. 3.707% (LIBOR03M + 3.250%) due 04/06/2026 ~		975	954
Da Vinci Purchaser Corp. 5.006% (LIBOR03M + 4.000%) due 01/08/2027 ~		985	983
Diamond Sports Group LLC
5.750% (PRIME + 2.250%) due 08/24/2026 ~		978	341
9.000% due 05/26/2026		532	542
Getty Images, Inc. 5.063% (LIBOR03M + 4.500%) due 02/19/2026 ~		1,675	1,668
RegionalCare Hospital Partners Holdings, Inc. 4.197% (LIBOR03M + 3.750%) due 11/16/2025 ~		865	861
Softbank Vision Fund 5.000% due 12/21/2025 «		1,960	1,960
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		4,000	3,963
Starfruit Finco BV 4.006% (LIBOR03M + 3.000%) due 10/01/2025 ~		768	757
U.S. Renal Care, Inc. 5.250% (LIBOR03M + 5.000%) due 06/26/2026 ~		2,444	2,256

Total Loan Participations and Assignments (Cost $18,605)			17,760

CORPORATE BONDS & NOTES 88.9%
BANKING & FINANCE 10.5%
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	400	406
4.625% due 06/01/2028		$200	189
6.625% due 07/15/2026		1,500	1,520
Coinbase Global, Inc. 3.625% due 10/01/2031 (h)		325	278
Credit Acceptance Corp. 5.125% due 12/31/2024		1,000	1,005
CTR Partnership LP 3.875% due 06/30/2028		600	566
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,500	1,291
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		750	679
2.900% due 02/10/2029		800	714
3.096% due 05/04/2023		3,000	3,000
3.375% due 11/13/2025		1,000	979
4.000% due 11/13/2030		1,000	943
4.063% due 11/01/2024		1,000	998
4.125% due 08/17/2027		1,000	979
4.134% due 08/04/2025		1,000	1,000
4.140% due 02/15/2023		1,500	1,512
4.375% due 08/06/2023		1,000	1,010
4.542% due 08/01/2026		500	500
5.113% due 05/03/2029		750	756
5.125% due 06/16/2025		750	766
5.584% due 03/18/2024		1,500	1,544
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,600	1,457
6.500% due 10/01/2025		1,500	1,491
Freedom Mortgage Corp. 6.625% due 01/15/2027		1,100	1,022
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	1,009
HAT Holdings LLC
3.375% due 06/15/2026		1,200	1,142
3.750% due 09/15/2030		1,000	902
Howard Hughes Corp. 5.375% due 08/01/2028		750	754
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,000	1,009
5.710% due 01/15/2026		1,000	1,023
7.700% due 09/17/2025 •(e)(f)		1,000	1,048

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Jefferies Finance LLC 5.000% due 08/15/2028	700	672
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	450	425
LFS Topco LLC 5.875% due 10/15/2026	1,000	939
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(e)(f)	4,000	4,205
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	1,006
5.625% due 05/01/2024	1,000	1,031
5.750% due 02/01/2027	750	795
Midcap Financial Issuer Trust 6.500% due 05/01/2028	1,025	965
MPT Operating Partnership LP 3.500% due 03/15/2031	1,000	930
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,000	927
5.500% due 08/15/2028	1,000	962
NCL Finance Ltd. 6.125% due 03/15/2028	250	232
OneMain Finance Corp.
5.375% due 11/15/2029	1,000	973
5.625% due 03/15/2023	1,000	1,020
6.125% due 03/15/2024	1,000	1,026
6.625% due 01/15/2028	750	787
6.875% due 03/15/2025	1,000	1,053
7.125% due 03/15/2026	1,000	1,070
8.875% due 06/01/2025	500	528
Oxford Finance LLC 6.375% due 02/01/2027	900	918
Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,325	1,245
7.500% due 06/01/2025	1,000	1,042
Paysafe Finance PLC 4.000% due 06/15/2029	1,500	1,278
PennyMac Financial Services, Inc. 4.250% due 02/15/2029	1,500	1,290
PRA Group, Inc. 5.000% due 10/01/2029	1,000	950
RHP Hotel Properties LP
4.500% due 02/15/2029	750	706
4.750% due 10/15/2027	1,000	964
RLJ Lodging Trust LP
3.750% due 07/01/2026	1,000	951
4.000% due 09/15/2029	700	648
Rocket Mortgage LLC
3.875% due 03/01/2031	750	680
4.000% due 10/15/2033	1,650	1,448
SBA Communications Corp. 3.125% due 02/01/2029	2,000	1,822
Sitka Holdings LLC 5.506% due 07/06/2026 •	1,000	954
United Wholesale Mortgage LLC 5.500% due 11/15/2025	750	729
VICI Properties LP
4.125% due 08/15/2030	500	484
4.625% due 12/01/2029	500	500

		67,647

INDUSTRIALS 71.7%
Academy Ltd. 6.000% due 11/15/2027	750	769
AdaptHealth LLC
4.625% due 08/01/2029	250	229
5.125% due 03/01/2030	825	768
6.125% due 08/01/2028	500	497
Adient Global Holdings Ltd. 4.875% due 08/15/2026 (h)	2,000	1,907
ADT Security Corp.
4.125% due 06/15/2023	1,000	1,013
4.875% due 07/15/2032	1,000	922
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	1,000	948
Air Canada 3.875% due 08/15/2026	1,300	1,228
Albertsons Cos., Inc.
3.250% due 03/15/2026	250	237
3.500% due 03/15/2029	1,000	904
4.625% due 01/15/2027	250	242
4.875% due 02/15/2030	1,000	976
7.500% due 03/15/2026	1,500	1,587
Albion Financing 1 SARL 6.125% due 10/15/2026	750	725

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Altice Financing SA
5.000% due 01/15/2028		1,000	898
5.750% due 08/15/2029		1,500	1,366
Altice France Holding SA 6.000% due 02/15/2028		1,000	864
Altice France SA
5.125% due 01/15/2029		500	449
5.125% due 07/15/2029		1,000	898
5.500% due 01/15/2028		2,000	1,857
5.500% due 10/15/2029		500	449
8.125% due 02/01/2027		3,400	3,509
AMC Networks, Inc.
4.250% due 02/15/2029		1,000	935
4.750% due 08/01/2025		500	499
5.000% due 04/01/2024		400	400
American Airlines Pass-Through Trust 3.375% due 11/01/2028		406	391
American Airlines, Inc.
5.500% due 04/20/2026		3,875	3,910
5.750% due 04/20/2029		1,525	1,521
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,000	935
4.000% due 01/15/2028		2,000	1,925
Amsted Industries, Inc.
4.625% due 05/15/2030		1,000	950
5.625% due 07/01/2027		500	502
ANGI Group LLC 3.875% due 08/15/2028		625	531
Antero Resources Corp. 5.375% due 03/01/2030		300	307
Apache Corp. 4.875% due 11/15/2027		1,500	1,540
APi Group DE, Inc. 4.125% due 07/15/2029		800	739
Arches Buyer, Inc. 4.250% due 06/01/2028		1,000	934
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		500	455
4.000% due 09/01/2029		625	564
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		750	723
5.250% due 08/15/2027		2,000	1,852
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		1,000	990
7.000% due 11/01/2026		1,000	1,027
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		1,200	1,116
7.500% due 09/30/2029		675	602
Audacy Capital Corp. 6.750% due 03/31/2029		500	468
Avantor Funding, Inc. 4.625% due 07/15/2028		1,750	1,733
Avient Corp. 5.750% due 05/15/2025		750	771
Axalta Coating Systems LLC
3.375% due 02/15/2029		750	660
4.750% due 06/15/2027		1,250	1,204
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,000	925
3.875% due 01/15/2028		1,275	1,210
4.000% due 10/15/2030		2,000	1,807
Bath & Body Works, Inc.
6.625% due 10/01/2030		625	657
6.875% due 11/01/2035		1,500	1,548
Bausch Health Americas, Inc.
8.500% due 01/31/2027		1,000	998
9.250% due 04/01/2026		1,000	1,025
Bausch Health Cos., Inc.
5.000% due 01/30/2028		1,000	825
5.250% due 01/30/2030		1,000	787
5.500% due 11/01/2025		2,000	1,985
5.750% due 08/15/2027		1,000	987
7.000% due 01/15/2028		1,000	897
9.000% due 12/15/2025		1,000	1,037
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	1,400	1,487
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$875	826
BellRing Brands, Inc. 7.000% due 03/15/2030		1,000	1,023
Berry Global, Inc. 4.500% due 02/15/2026		594	595
Black Knight InfoServ LLC 3.625% due 09/01/2028		500	474
Block, Inc.
2.750% due 06/01/2026		500	473

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

3.500% due 06/01/2031	500	458
Bombardier, Inc.
7.125% due 06/15/2026	1,250	1,227
7.500% due 03/15/2025	650	654
7.875% due 04/15/2027	1,000	980
Boxer Parent Co., Inc. 7.125% due 10/02/2025	1,000	1,038
Boyd Gaming Corp. 4.750% due 06/15/2031	400	386
Boyne USA, Inc. 4.750% due 05/15/2029	500	481
Buckeye Partners LP
4.125% due 03/01/2025	875	864
4.500% due 03/01/2028	625	600
Builders FirstSource, Inc. 5.000% due 03/01/2030	1,250	1,232
Cable One, Inc. 4.000% due 11/15/2030	625	577
Cablevision Lightpath LLC
3.875% due 09/15/2027	750	703
5.625% due 09/15/2028	250	229
Caesars Entertainment, Inc.
4.625% due 10/15/2029	1,400	1,311
6.250% due 07/01/2025	875	905
Caesars Resort Collection LLC 5.750% due 07/01/2025	800	817
Camelot Finance SA 4.500% due 11/01/2026	1,000	974
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	1,000	978
Carnival Corp.
4.000% due 08/01/2028	1,400	1,304
5.750% due 03/01/2027	1,500	1,432
7.625% due 03/01/2026	1,250	1,260
10.500% due 02/01/2026	600	668
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029	1,250	1,139
5.000% due 07/15/2027	1,000	1,013
CCO Holdings LLC
4.250% due 02/01/2031	2,000	1,818
4.500% due 08/15/2030	2,000	1,880
4.500% due 05/01/2032	1,250	1,145
4.500% due 06/01/2033	2,000	1,798
4.750% due 03/01/2030	1,000	962
4.750% due 02/01/2032	500	466
5.000% due 02/01/2028	1,000	991
5.125% due 05/01/2027	1,000	1,003
5.375% due 06/01/2029	1,500	1,503
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	500	515
Cedar Fair LP 5.250% due 07/15/2029	1,250	1,233
Centene Corp.
2.500% due 03/01/2031	1,000	884
4.625% due 12/15/2029	1,500	1,515
Centennial Resource Production LLC 5.375% due 01/15/2026	2,000	1,944
Charles River Laboratories International, Inc.
3.750% due 03/15/2029	1,000	945
4.000% due 03/15/2031	1,000	941
Cheniere Energy Partners LP
4.000% due 03/01/2031	1,500	1,456
4.500% due 10/01/2029	1,000	1,006
Cheniere Energy, Inc. 4.625% due 10/15/2028	1,375	1,381
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	1,000	969
Chesapeake Energy Corp.
5.500% due 02/01/2026	175	179
5.875% due 02/01/2029	175	181
6.750% due 04/15/2029	1,500	1,591
Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	1,944
5.500% due 04/01/2027	750	760
Clarios Global LP
6.250% due 05/15/2026	900	927
8.500% due 05/15/2027	1,000	1,039
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	1,300	1,242
4.875% due 07/01/2029	900	849
Clean Harbors, Inc.
4.875% due 07/15/2027	750	749
5.125% due 07/15/2029	375	377
CNX Midstream Partners LP 4.750% due 04/15/2030	700	656

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Colfax Corp. 6.375% due 02/15/2026	375	387
Colgate Energy Partners LLC 5.875% due 07/01/2029	1,100	1,136
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	871
6.000% due 06/15/2025	1,084	1,028
CommScope, Inc.
6.000% due 03/01/2026	250	253
7.125% due 07/01/2028	1,000	905
8.250% due 03/01/2027	750	730
Community Health Systems, Inc.
4.750% due 02/15/2031	1,000	946
5.625% due 03/15/2027	1,250	1,275
6.000% due 01/15/2029	250	253
6.875% due 04/15/2029	750	738
8.000% due 03/15/2026	875	912
Comstock Resources, Inc.
5.875% due 01/15/2030	325	321
6.750% due 03/01/2029	1,000	1,033
7.500% due 05/15/2025	514	523
Connect Finco SARL 6.750% due 10/01/2026	1,250	1,273
Consolidated Communications, Inc. 5.000% due 10/01/2028	250	216
CoreLogic, Inc. 4.500% due 05/01/2028	1,250	1,181
Coty, Inc.
5.000% due 04/15/2026	750	732
6.500% due 04/15/2026	1,500	1,494
Covanta Holding Corp. 5.000% due 09/01/2030	500	475
Crocs, Inc. 4.250% due 03/15/2029	750	665
Crown Americas LLC 4.250% due 09/30/2026	1,000	1,004
CSC Holdings LLC
3.375% due 02/15/2031	1,000	844
5.250% due 06/01/2024	1,000	1,003
5.375% due 02/01/2028	500	486
5.500% due 04/15/2027	1,000	993
5.750% due 01/15/2030	2,250	2,006
5.875% due 09/15/2022	1,000	1,009
6.500% due 02/01/2029	1,000	1,010
DaVita, Inc.
3.750% due 02/15/2031	1,750	1,533
4.625% due 06/01/2030	1,500	1,403
DCP Midstream Operating LP
3.250% due 02/15/2032	800	722
5.125% due 05/15/2029	1,000	1,030
5.375% due 07/15/2025	1,500	1,549
Deluxe Corp. 8.000% due 06/01/2029	775	788
Diamond Sports Group LLC
5.375% due 08/15/2026	2,000	777
6.625% due 08/15/2027	1,000	208
DirecTV Financing LLC 5.875% due 08/15/2027	2,100	2,069
DISH DBS Corp.
5.250% due 12/01/2026	1,000	954
5.750% due 12/01/2028	1,600	1,517
5.875% due 07/15/2022	1,500	1,509
DT Midstream, Inc.
4.125% due 06/15/2029	1,700	1,632
4.375% due 06/15/2031	1,700	1,631
Edgewell Personal Care Co.
4.125% due 04/01/2029	1,000	921
5.500% due 06/01/2028	750	747
Element Solutions, Inc. 3.875% due 09/01/2028	1,000	936
Energizer Holdings, Inc.
4.375% due 03/31/2029	1,000	877
4.750% due 06/15/2028	500	455
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,500	1,497
5.450% due 06/01/2047	750	633
EQM Midstream Partners LP
4.125% due 12/01/2026	1,000	962
4.500% due 01/15/2029	500	469
4.750% due 01/15/2031	1,000	937
6.000% due 07/01/2025	250	255
6.500% due 07/01/2027	500	523
6.500% due 07/15/2048	500	483
Fair Isaac Corp. 4.000% due 06/15/2028	1,000	970

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Fertitta Entertainment LLC 4.625% due 01/15/2029	1,305	1,239
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	1,750	1,757
7.875% due 07/15/2026	1,000	1,036
Ford Motor Co. 3.250% due 02/12/2032	1,570	1,405
Frontier Communications Holdings LLC
5.000% due 05/01/2028	500	481
5.875% due 10/15/2027	625	622
6.750% due 05/01/2029	750	721
Gap, Inc. 3.875% due 10/01/2031	1,900	1,659
Garda World Security Corp. 4.625% due 02/15/2027	1,500	1,441
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	2,000	2,030
GFL Environmental, Inc. 3.500% due 09/01/2028	1,500	1,410
Global Medical Response, Inc. 6.500% due 10/01/2025	1,500	1,491
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	2,000	1,842
goeasy Ltd. 5.375% due 12/01/2024	1,000	994
Graphic Packaging International LLC
3.500% due 03/15/2028	750	706
3.750% due 02/01/2030	700	642
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029	350	335
Grifols Escrow Issuer SA 4.750% due 10/15/2028	700	660
H-Food Holdings LLC 8.500% due 06/01/2026	2,000	1,925
Hanesbrands, Inc. 4.875% due 05/15/2026	1,500	1,511
Harvest Midstream LP 7.500% due 09/01/2028	750	767
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	875	877
HCA, Inc.
3.500% due 09/01/2030	2,000	1,936
5.375% due 02/01/2025	1,500	1,563
HealthEquity, Inc. 4.500% due 10/01/2029	925	878
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	1,500	1,364
3.750% due 05/01/2029	625	588
4.000% due 05/01/2031	625	591
4.875% due 01/15/2030	1,000	1,000
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	750	698
5.000% due 06/01/2029	850	812
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	750	756
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027	700	687
Howmet Aerospace, Inc. 5.950% due 02/01/2037	1,000	1,068
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)	500	491
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)	500	493
II-VI, Inc. 5.000% due 12/15/2029	700	685
Imola Merger Corp. 4.750% due 05/15/2029	1,000	964
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	875	816
Ingevity Corp. 3.875% due 11/01/2028	1,500	1,358
International Game Technology PLC
5.250% due 01/15/2029	750	749
6.250% due 01/15/2027	500	527
6.500% due 02/15/2025	1,500	1,575
IQVIA, Inc.
5.000% due 10/15/2026	2,000	2,037
5.000% due 05/15/2027	1,000	1,012
Jazz Securities DAC 4.375% due 01/15/2029	625	606
JELD-WEN, Inc.
4.625% due 12/15/2025	1,000	964
4.875% due 12/15/2027	1,750	1,679
Kaiser Aluminum Corp.
4.500% due 06/01/2031	300	271
4.625% due 03/01/2028	1,000	941

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

KB Home 4.000% due 06/15/2031	600	544
KFC Holding Co. 4.750% due 06/01/2027	750	762
LABL, Inc. 6.750% due 07/15/2026	2,000	1,981
Lamar Media Corp.
3.625% due 01/15/2031	500	460
3.750% due 02/15/2028	1,000	951
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	2,100	1,965
Legacy LifePoint Health LLC 4.375% due 02/15/2027	500	484
Level 3 Financing, Inc. 3.750% due 07/15/2029	875	777
Lindblad Expeditions LLC 6.750% due 02/15/2027	900	903
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	500	503
6.500% due 05/15/2027	875	933
LogMeIn, Inc. 5.500% due 09/01/2027	750	701
Madison IAQ LLC 5.875% due 06/30/2029	1,500	1,348
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	1,250	1,275
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	1,425	1,346
4.750% due 01/15/2028	500	482
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,513
Mattel, Inc. 3.375% due 04/01/2026	500	490
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	2,500	2,493
MEDNAX, Inc. 5.375% due 02/15/2030	600	580
MEG Energy Corp.
5.875% due 02/01/2029	500	508
7.125% due 02/01/2027	1,500	1,573
MGM China Holdings Ltd. 4.750% due 02/01/2027	500	441
MGM Resorts International
5.500% due 04/15/2027	327	331
5.750% due 06/15/2025	657	674
6.000% due 03/15/2023	500	512
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	1,000	924
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029	1,500	1,389
5.250% due 10/01/2029	1,200	1,117
MPH Acquisition Holdings LLC 5.750% due 11/01/2028 (h)	1,500	1,357
MSCI, Inc. 3.625% due 09/01/2030	500	470
Nabors Industries, Inc. 7.375% due 05/15/2027	650	676
NCL Corp. Ltd.
5.875% due 03/15/2026	625	595
5.875% due 02/15/2027	800	789
7.750% due 02/15/2029	300	302
NCR Corp.
5.000% due 10/01/2028	500	480
5.125% due 04/15/2029	1,000	963
NESCO Holdings, Inc. 5.500% due 04/15/2029	375	369
Nexstar Media, Inc. 5.625% due 07/15/2027	1,750	1,774
NextEra Energy Operating Partners LP
4.250% due 07/15/2024	625	633
4.250% due 09/15/2024	45	45
4.500% due 09/15/2027	750	748
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025 (h)	1,500	1,510
Nielsen Finance LLC
4.500% due 07/15/2029	1,500	1,500
5.625% due 10/01/2028	500	504
5.875% due 10/01/2030	750	753
Northriver Midstream Finance LP 5.625% due 02/15/2026	1,125	1,122
Novelis Corp.
3.875% due 08/15/2031	600	550
4.750% due 01/30/2030	2,000	1,945
NuStar Logistics LP
5.750% due 10/01/2025	625	638
6.375% due 10/01/2030	500	507

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Occidental Petroleum Corp.
3.400% due 04/15/2026		500	498
4.300% due 08/15/2039		750	710
4.400% due 04/15/2046		500	476
4.625% due 06/15/2045		2,000	1,944
5.550% due 03/15/2026		1,000	1,061
5.875% due 09/01/2025		625	665
6.375% due 09/01/2028		500	564
6.450% due 09/15/2036		750	882
6.600% due 03/15/2046		1,000	1,177
6.625% due 09/01/2030		750	862
7.500% due 05/01/2031		500	611
8.000% due 07/15/2025		500	562
8.875% due 07/15/2030		875	1,123
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	800	809
4.250% due 10/01/2028		$1,750	1,593
6.250% due 10/01/2029		750	665
ON Semiconductor Corp. 3.875% due 09/01/2028		1,000	956
Option Care Health, Inc. 4.375% due 10/31/2029		700	658
Organon & Co.
4.125% due 04/30/2028		1,750	1,669
5.125% due 04/30/2031		1,750	1,691
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		1,350	1,392
7.375% due 06/01/2025		450	464
Outfront Media Capital LLC 5.000% due 08/15/2027		1,000	980
Owens & Minor, Inc. 4.500% due 03/31/2029		1,250	1,195
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,200	1,105
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		1,875	1,744
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		1,295	1,211
Parkland Corp. 5.875% due 07/15/2027		1,750	1,749
PDC Energy, Inc.
5.750% due 05/15/2026		1,000	1,015
6.125% due 09/15/2024		500	507
Performance Food Group, Inc. 5.500% due 10/15/2027		500	498
PetSmart, Inc.
4.750% due 02/15/2028		1,500	1,452
7.750% due 02/15/2029		1,250	1,292
Pilgrim's Pride Corp. 5.875% due 09/30/2027		1,000	1,011
PM General Purchaser LLC 9.500% due 10/01/2028		1,000	985
Post Holdings, Inc.
4.500% due 09/15/2031		2,750	2,441
4.625% due 04/15/2030		1,000	902
5.500% due 12/15/2029		1,000	964
5.625% due 01/15/2028		1,250	1,229
5.750% due 03/01/2027		707	711
Precision Drilling Corp. 6.875% due 01/15/2029		575	584
Premier Entertainment Sub LLC
5.625% due 09/01/2029		700	603
5.875% due 09/01/2031		1,400	1,198
Prestige Brands, Inc.
3.750% due 04/01/2031		1,000	894
5.125% due 01/15/2028		1,000	995
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,000	1,026
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	1,025
5.750% due 04/15/2026		1,000	1,021
6.250% due 01/15/2028		1,000	980
Radiate Holdco LLC
4.500% due 09/15/2026		1,000	967
6.500% due 09/15/2028		1,000	948
Range Resources Corp.
4.750% due 02/15/2030		200	199
4.875% due 05/15/2025		1,000	1,014
5.000% due 03/15/2023		561	566
Rattler Midstream LP 5.625% due 07/15/2025		375	381
Renewable Energy Group, Inc. 5.875% due 06/01/2028		600	645
Rite Aid Corp. 7.500% due 07/01/2025		750	701

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Rockcliff Energy LLC 5.500% due 10/15/2029		780	782
Rockies Express Pipeline LLC
4.800% due 05/15/2030		500	475
6.875% due 04/15/2040		500	495
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		750	700
Rolls-Royce PLC 5.750% due 10/15/2027		750	771
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		500	477
11.500% due 06/01/2025		1,074	1,181
RP Escrow Issuer LLC 5.250% due 12/15/2025		500	489
Sabre Global, Inc.
7.375% due 09/01/2025		1,000	1,046
9.250% due 04/15/2025		500	555
Scientific Games Holdings LP 6.625% due 03/01/2030		650	642
Scientific Games International, Inc. 5.000% due 10/15/2025		1,500	1,537
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028		1,000	944
Scripps Escrow, Inc. 3.875% due 01/15/2029		600	558
Seagate HDD Cayman 3.375% due 07/15/2031		1,000	891
Sealed Air Corp.
5.250% due 04/01/2023		1,500	1,521
5.500% due 09/15/2025		1,000	1,049
Select Medical Corp. 6.250% due 08/15/2026		1,000	1,036
Sensata Technologies BV 5.625% due 11/01/2024		1,250	1,295
Sensata Technologies, Inc.
3.750% due 02/15/2031		1,000	927
4.375% due 02/15/2030		500	479
Sigma Holdco BV
5.750% due 05/15/2026 (h)	EUR	1,000	910
7.875% due 05/15/2026		$3,000	2,493
Silgan Holdings, Inc. 4.125% due 02/01/2028		1,500	1,442
Simmons Foods, Inc. 4.625% due 03/01/2029		1,000	939
Sinclair Television Group, Inc.
5.125% due 02/15/2027		1,000	910
5.500% due 03/01/2030		1,000	867
Sirius XM Radio, Inc.
4.125% due 07/01/2030		1,000	938
5.000% due 08/01/2027		1,000	999
5.500% due 07/01/2029		500	508
SM Energy Co. 6.500% due 07/15/2028 (h)		700	723
Southwestern Energy Co. 5.375% due 02/01/2029		1,000	1,014
Spectrum Brands, Inc.
3.875% due 03/15/2031		625	552
5.000% due 10/01/2029		750	707
5.750% due 07/15/2025		90	92
Speedway Motorsports LLC 4.875% due 11/01/2027		1,375	1,341
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		1,000	1,037
SRS Distribution, Inc. 4.625% due 07/01/2028		700	670
Stagwell Global LLC 5.625% due 08/15/2029		1,100	1,039
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	877
4.375% due 07/15/2030		1,250	1,147
4.750% due 01/15/2028		1,000	958
5.000% due 02/15/2027		500	497
Staples, Inc.
7.500% due 04/15/2026		2,000	1,944
10.750% due 04/15/2027		500	446
Station Casinos LLC
4.500% due 02/15/2028		750	713
4.625% due 12/01/2031		1,200	1,100
Studio City Finance Ltd. 5.000% due 01/15/2029		200	153
Suburban Propane Partners LP 5.000% due 06/01/2031		700	657
Sunnova Energy Corp. 5.875% due 09/01/2026		800	766
Sunoco LP
4.500% due 05/15/2029		500	472

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

5.875% due 03/15/2028	500	506
Superior Plus LP 4.500% due 03/15/2029	750	706
Switch Ltd. 3.750% due 09/15/2028	750	729
Syneos Health, Inc. 3.625% due 01/15/2029	500	463
T-Mobile USA, Inc.
2.250% due 02/15/2026	375	354
2.625% due 02/15/2029	1,000	914
2.875% due 02/15/2031	1,125	1,015
3.500% due 04/15/2031	1,250	1,178
4.750% due 02/01/2028	750	763
Team Health Holdings, Inc. 6.375% due 02/01/2025	1,000	899
TEGNA, Inc.
4.625% due 03/15/2028	1,000	996
5.000% due 09/15/2029	1,000	1,004
Tenet Healthcare Corp.
4.250% due 06/01/2029	225	216
4.375% due 01/15/2030	700	673
4.625% due 07/15/2024	412	414
4.625% due 09/01/2024	1,125	1,135
4.875% due 01/01/2026	500	505
5.125% due 11/01/2027	500	503
6.125% due 10/01/2028	2,000	2,035
6.250% due 02/01/2027	1,000	1,028
6.750% due 06/15/2023	400	417
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	1,000	990
TopBuild Corp. 3.625% due 03/15/2029	1,375	1,252
TransDigm, Inc.
4.625% due 01/15/2029	1,000	936
5.500% due 11/15/2027	2,000	1,987
6.250% due 03/15/2026	2,000	2,056
6.375% due 06/15/2026	2,000	2,021
Transocean Guardian Ltd. 5.875% due 01/15/2024	758	727
Transocean Pontus Ltd. 6.125% due 08/01/2025	615	612
Travel & Leisure Co.
4.625% due 03/01/2030	1,500	1,398
6.625% due 07/31/2026	1,000	1,044
TripAdvisor, Inc. 7.000% due 07/15/2025	500	517
Triumph Group, Inc.
6.250% due 09/15/2024	500	498
8.875% due 06/01/2024	704	745
Twilio, Inc.
3.625% due 03/15/2029	500	472
3.875% due 03/15/2031	625	582
U.S. Foods, Inc.
4.625% due 06/01/2030	900	834
4.750% due 02/15/2029	1,000	955
6.250% due 04/15/2025	750	770
Uber Technologies, Inc. 4.500% due 08/15/2029	1,575	1,480
United Airlines, Inc.
4.375% due 04/15/2026	1,650	1,625
4.625% due 04/15/2029	2,025	1,928
United Rentals North America, Inc.
3.875% due 02/15/2031	500	472
4.000% due 07/15/2030	1,500	1,437
5.500% due 05/15/2027	1,000	1,035
Univar Solutions USA, Inc. 5.125% due 12/01/2027	1,000	1,001
Univision Communications, Inc.
5.125% due 02/15/2025	2,000	2,004
6.625% due 06/01/2027	1,250	1,311
UPC Holding BV 5.500% due 01/15/2028	1,000	990
USA Compression Partners LP 6.875% due 04/01/2026	1,250	1,263
Veritas U.S., Inc. 7.500% due 09/01/2025	1,000	950
Viasat, Inc.
5.625% due 09/15/2025	1,500	1,468
5.625% due 04/15/2027	250	247
Viking Cruises Ltd. 5.875% due 09/15/2027	1,250	1,142
Virgin Media Finance PLC 5.000% due 07/15/2030	1,000	946
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	1,500	1,491

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031	1,000	916
VOC Escrow Ltd. 5.000% due 02/15/2028	1,000	932
WESCO Distribution, Inc.
7.125% due 06/15/2025	1,500	1,562
7.250% due 06/15/2028	1,500	1,595
Western Midstream Operating LP
3.600% due 02/01/2025	500	497
5.450% due 04/01/2044	2,000	2,032
White Cap Buyer LLC 6.875% due 10/15/2028	1,000	949
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)	500	492
WMG Acquisition Corp. 3.875% due 07/15/2030	1,000	955
WR Grace Holdings LLC
4.875% due 06/15/2027	1,000	980
5.625% due 10/01/2024	500	507
5.625% due 08/15/2029	700	656
WW International, Inc. 4.500% due 04/15/2029	1,000	812
Wynn Las Vegas LLC
5.250% due 05/15/2027	1,700	1,648
5.500% due 03/01/2025	1,100	1,102
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,000	943
XPO Logistics, Inc. 6.250% due 05/01/2025	1,000	1,035
Yum! Brands, Inc. 4.625% due 01/31/2032	2,000	1,938
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	750	692
6.125% due 03/01/2028	1,250	1,121
Ziggo Bond Co. BV
5.125% due 02/28/2030	1,500	1,399
6.000% due 01/15/2027	1,000	1,008
Ziggo BV 4.875% due 01/15/2030	500	472
ZipRecruiter, Inc. 5.000% due 01/15/2030	800	782

		460,805

UTILITIES 6.7%
Antero Midstream Partners LP
5.375% due 06/15/2029	1,500	1,501
5.750% due 03/01/2027	500	510
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028	75	72
Blue Racer Midstream LLC 6.625% due 07/15/2026	1,000	1,017
Calpine Corp.
3.750% due 03/01/2031	750	673
4.500% due 02/15/2028	1,000	977
4.625% due 02/01/2029	250	230
5.000% due 02/01/2031	375	342
5.125% due 03/15/2028	1,250	1,193
Clearway Energy Operating LLC
3.750% due 02/15/2031	500	469
3.750% due 01/15/2032	1,000	922
4.750% due 03/15/2028	500	503
Crestwood Midstream Partners LP
5.625% due 05/01/2027	1,000	993
6.000% due 02/01/2029	250	250
CrownRock LP
5.000% due 05/01/2029	500	501
5.625% due 10/15/2025	2,500	2,551
Embarq Corp. 7.995% due 06/01/2036	1,000	965
Endeavor Energy Resources LP
5.750% due 01/30/2028	2,000	2,070
6.625% due 07/15/2025	500	520
Genesis Energy LP
6.500% due 10/01/2025	1,000	988
8.000% due 01/15/2027	750	772
Lumen Technologies, Inc. 4.000% due 02/15/2027	500	466
NRG Energy, Inc.
3.625% due 02/15/2031	1,000	881
5.250% due 06/15/2029	1,000	979
NSG Holdings LLC 7.750% due 12/15/2025	668	685
Sprint Capital Corp. 8.750% due 03/15/2032	2,000	2,698

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Sprint Corp.
7.125% due 06/15/2024	2,000	2,148
7.625% due 02/15/2025	2,000	2,182
7.625% due 03/01/2026	1,000	1,130
7.875% due 09/15/2023	3,000	3,191
Talen Energy Supply LLC
6.500% due 06/01/2025 (h)	1,000	253
7.250% due 05/15/2027	1,000	936
Tallgrass Energy Partners LP
5.500% due 01/15/2028	500	485
6.000% due 12/31/2030	500	486
Telecom Italia Capital SA 6.375% due 11/15/2033	1,000	957
Telecom Italia SpA 5.303% due 05/30/2024	1,000	1,009
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	999
4.750% due 01/15/2030	500	489
5.000% due 01/31/2028	1,000	998
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,000	985
5.500% due 09/01/2026	1,000	1,006
5.625% due 02/15/2027	2,000	2,001

		42,983

Total Corporate Bonds & Notes (Cost $587,828)		571,435

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 3.222% due 11/25/2036 ^~	259	165
Countrywide Alternative Loan Trust 0.909% due 05/20/2046 ^•	42	37
Countrywide Home Loan Mortgage Pass-Through Trust
1.097% due 03/25/2035 •	18	16
2.933% due 05/20/2036 ^~	123	125
GSR Mortgage Loan Trust 2.463% due 04/25/2035 ~	2	2
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037 ^	217	204
WaMu Mortgage Pass-Through Certificates Trust 2.716% due 12/25/2036 ^~	137	134
Washington Mutual Mortgage Pass-Through Certificates Trust 1.111% due 05/25/2046 ^•	13	12

Total Non-Agency Mortgage-Backed Securities (Cost $519)		695

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 0.527% due 01/25/2037 ^•	68	26

Total Asset-Backed Securities (Cost $51)		26

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.1%		477

U.S. TREASURY BILLS 0.0%
0.271% due 05/19/2022 (c)(d)(k)	261	261

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.465% due 06/21/2022 (b)(c)(k)	431	431

Total Short-Term Instruments (Cost $1,168)		1,169

Total Investments in Securities (Cost $608,171)		591,085

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	3,399,942	33,013

Total Short-Term Instruments (Cost $33,032)		33,013

Total Investments in Affiliates (Cost $33,032)		33,013

Total Investments 97.1% (Cost $641,203)		$624,098
Financial Derivative Instruments (i)(j) (0.0)%(Cost or Premiums, net $2,881)		(98)

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Other Assets and Liabilities, net 2.9%	18,979

Net Assets 100.0%	$642,979

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$477	U.S. Treasury Bills 0.000% due 08/04/2022	$(487)	$477	$477

Total Repurchase Agreements	$(487)	$477	$477

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(2.000)%	08/23/2021	TBD(3)	EUR	(972)	$(1,068)
JML	(1.750)	03/21/2022	04/12/2022	$(225)	(225)
(0.075)	03/21/2022	04/21/2022	(1,110)	(1,110)
0.050	03/21/2022	04/12/2022	(227)	(227)
0.150	03/18/2022	04/22/2022	(808)	(809)
0.150	03/21/2022	04/12/2022	(408)	(408)
0.180	03/21/2022	04/21/2022	(1,502)	(1,502)
SAL	0.170	03/18/2022	TBD(3)	(576)	(576)

Total Reverse Repurchase Agreements	$(5,925)

(h)	Securities with an aggregate market value of $6,938 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(6,255) at a weighted average interest rate of (0.413%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	30	$4,064	$(224)	$12	$0

Total Futures Contracts	$(224)	$12	$0

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(4)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$300	$28	$(8)	$20	$0	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	3,800	364	(115)	249	0	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	24,800	2,258	(656)	1,602	0	(10)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	4,700	233	33	266	0	(2)

Total Swap Agreements	$2,883	$(746)	$2,137	$0	$(12)

Cash of $3,061 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	04/2022	EUR	2,358	$2,634	$26	$0

Total Forward Foreign Currency Contracts	$26	$0

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022	$2,400	$0	$30	$30	$0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	4,700	(1)	(152)	0	(153)
Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/20/2022	6,700	(1)	(56)	0	(57)
Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022	2,000	0	55	55	0

Total Swap Agreements	$(2)	$(123)	$85	$(210)

(k)

Securities with an aggregate market value of $382 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$15,800	$1,960	$17,760
Corporate Bonds & Notes
Banking & Finance	0	67,647	0	67,647
Industrials	0	460,805	0	460,805
Utilities	0	42,983	0	42,983
Non-Agency Mortgage-Backed Securities	0	695	0	695
Asset-Backed Securities	0	26	0	26
Short-Term Instruments

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2022 (Unaudited)

Repurchase Agreements	0	477	0	477
U.S. Treasury Bills	0	261	0	261
U.S. Treasury Cash Management Bills	0	431	0	431

	$0	$589,125	$1,960	$591,085
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,013	$0	$0	$33,013

Total Investments	$33,013	$589,125	$1,960	$624,098

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	111	0	111

	$0	$123	$0	$123
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(210)	0	(210)

	$0	$(222)	$0	$(222)

Total Financial Derivative Instruments	$0	$(99)	$0	$(99)

Totals	$33,013	$589,026	$1,960	$623,999

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close).

Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$39,718	$41,422	$(48,100)	$(512)	$485	$33,013	$23	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	PRIME	Daily US Prime Rate

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	PIK	Payment-in-Kind	TBD	To-Be-Determined

Schedule of Investments PIMCO Income Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.0%
Avantor Funding, Inc. 2.500% (LIBOR03M + 2.000%) due 11/21/2024 ~		$4	$4
Avolon TLB Borrower 1 (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		29	29
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~		63	62
Axalta Coating Systems US Holdings Inc. 2.756% (LIBOR03M + 1.750%) due 06/01/2024 ~		8	8
Bausch Health Co., Inc.
3.207% (LIBOR03M + 2.750%) due 11/27/2025 ~		40	39
3.457% (LIBOR03M + 3.000%) due 06/02/2025 ~		3	3
Caesars Resort Collection LLC
3.207% (LIBOR03M + 2.750%) due 12/23/2024 ~		3,467	3,454
3.957% (LIBOR03M + 3.500%) due 07/21/2025 ~		1,089	1,084
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		985	962
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		370	362
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 07/14/2026 ~		1,123	1,117
Enterprise Merger Sub, Inc. 4.207% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,142	768
Galderma 4.756% (LIBOR03M + 3.750%) due 10/01/2026 ~		123	122
Hilton Worldwide Finance LLC 2.207% (LIBOR03M + 1.750%) due 06/22/2026 ~		1,104	1,093
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	1,882	2,068
Intelsat Jackson Holdings SA
4.920% due 02/01/2029		$623	613
Lealand Finance Co. BV 3.457% (LIBOR03M + 3.000%) due 06/28/2024 «~		6	4
Lealand Finance Co. BV (1.475% Cash and 3.000% PIK) 4.475% (LIBOR03M + 3.000%) due 06/30/2025 ~(a)		14	7
Petco Health & Wellness Co., Inc. 4.256% (LIBOR03M + 3.250%) due 03/03/2028 ~		1,985	1,968
Press Ganey (Azalea Topco) TBD% - 3.957% (LIBOR03M + 3.500%) due 07/24/2026 ~		16	16
PUG LLC 3.957% (LIBOR03M + 3.500%) due 02/12/2027 ~		20	19
Scientific Games International, Inc. 3.207% (LIBOR03M + 2.750%) due 08/14/2024 ~		6,450	6,426
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,243	1,246
Sequa Mezzanine Holdings LLC (11.750% Cash) 11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		42	42
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,064	2,137
Softbank Vision Fund 5.000% due 12/21/2025 «		2,450	2,450
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		76	76
SS&C European Holdings SARL 2.207% (LIBOR03M + 1.750%) due 04/16/2025 ~		59	58
SS&C Technologies, Inc. 2.207% (LIBOR03M + 1.750%) due 04/16/2025 ~		77	76
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		63	61
1TBD% (LIBOR03M + 9.000%) due 03/11/2024 ~		1,400	1,334
TransDigm, Inc.
2.707% (LIBOR03M + 2.250%) due 08/22/2024 ~		752	743
2.707% (LIBOR03M + 2.250%) due 05/30/2025 ~		2,831	2,784
2.707% (LIBOR03M + 2.250%) due 12/09/2025 ~		752	740
Uber Technologies, Inc. 3.957% (LIBOR03M + 3.500%) due 02/25/2027 ~		3,980	3,971
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		161	161
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)		22	8

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		14	14

Total Loan Participations and Assignments (Cost $36,718)			36,129

CORPORATE BONDS & NOTES 27.7%
BANKING & FINANCE 11.7%
Ally Financial, Inc. 8.000% due 11/01/2031		1	1
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		2,028	1,795
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	1,515	1,524
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	105
Barclays PLC
6.125% due 12/15/2025 •(f)(g)		$1,000	1,023
6.375% due 12/15/2025 •(f)(g)	GBP	800	1,088
7.125% due 06/15/2025 •(f)(g)		200	277
7.250% due 03/15/2023 •(f)(g)		400	541
7.750% due 09/15/2023 •(f)(g)		$1,600	1,662
7.875% due 09/15/2022 •(f)(g)	GBP	300	402
BGC Partners, Inc.
3.750% due 10/01/2024		$38	38
5.375% due 07/24/2023		2,218	2,270
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		560	398
5.125% due 01/17/2025		600	465
Credit Suisse Group AG
7.500% due 07/17/2023 •(f)(g)		1,500	1,527
7.500% due 12/11/2023 •(f)(g)		1,345	1,395
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10
Erste Group Bank AG 6.500% due 04/15/2024 •(f)(g)	EUR	2,000	2,330
Ford Motor Credit Co. LLC
1.744% due 07/19/2024		100	109
2.700% due 08/10/2026		$4,700	4,377
3.087% due 01/09/2023		200	200
3.350% due 11/01/2022		2,959	2,969
3.550% due 10/07/2022		200	200
5.584% due 03/18/2024		1,327	1,366
GLP Capital LP
4.000% due 01/15/2031		1,685	1,637
5.250% due 06/01/2025		15	15
5.300% due 01/15/2029		66	69
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,519
3.973% due 05/22/2030 •		200	200
6.500% due 03/23/2028 •(f)(g)		200	204
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		600	520
4.500% due 05/29/2029		578	547
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		2,200	2,083
ING Groep NV 4.875% due 05/16/2029 •(f)(g)		3,750	3,508
5.500% due 08/01/2023		1,427	0
8.500% due 10/15/2024		878	0
9.750% due 07/15/2025		688	0
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(f)(g)	EUR	849	972
7.500% due 06/27/2024 •(f)(g)		$200	210
7.625% due 06/27/2023 •(f)(g)	GBP	600	821
7.875% due 06/27/2029 •(f)(g)		750	1,113
Morgan Stanley 0.000% due 04/02/2032 þ(h)		$300	222
MPT Operating Partnership LP 0.993% due 10/15/2026	EUR	2,400	2,479
NatWest Group PLC 4.445% due 05/08/2030 •		$400	411
Natwest Group PLC
4.892% due 05/18/2029 •		200	208
5.076% due 01/27/2030 •		200	213
8.000% due 08/10/2025 •(f)(g)		1,800	1,958
Navient Corp. 5.500% due 01/25/2023		800	811
Newmark Group, Inc. 6.125% due 11/15/2023		44	46
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		1,500	1,374
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		42	40

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

OneMain Finance Corp.
5.625% due 03/15/2023		1,994	2,034
6.125% due 03/15/2024		66	68
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		83	84
5.500% due 02/15/2024		6	6
Santander U.K. Group Holdings PLC 7.375% due 06/24/2022 •(f)(g)	GBP	2,250	2,992
Sitka Holdings LLC 5.506% due 07/06/2026 •		$305	291
Societe Generale SA 7.375% due 10/04/2023 •(f)(g)		300	306
UBS AG 7.625% due 08/17/2022 (g)		3,271	3,321
UniCredit SpA
7.830% due 12/04/2023		1,490	1,584
9.250% due 06/03/2022 •(f)(g)	EUR	1,100	1,235
Uniti Group LP 7.875% due 02/15/2025		$1,415	1,472

			60,650

INDUSTRIALS 11.2%
Air Canada 4.625% due 08/15/2029	CAD	1,800	1,356
Altice France SA 8.125% due 02/01/2027		$9	9
American Airlines Pass-Through Trust
3.350% due 04/15/2031		16	16
4.000% due 01/15/2027		455	423
American Airlines, Inc. 5.500% due 04/20/2026		1,987	2,005
Boeing Co.
5.705% due 05/01/2040		537	602
5.805% due 05/01/2050		440	510
5.930% due 05/01/2060		573	664
6.125% due 02/15/2033		800	909
Bombardier, Inc. 7.500% due 03/15/2025		1,088	1,095
British Airways Pass-Through Trust 4.625% due 12/20/2025		141	142
Broadcom, Inc.
3.137% due 11/15/2035		55	49
3.187% due 11/15/2036		11	10
3.419% due 04/15/2033		1,500	1,403
3.469% due 04/15/2034		1,947	1,807
3.500% due 02/15/2041		1,913	1,709
4.110% due 09/15/2028		13	13
4.150% due 11/15/2030		126	128
4.300% due 11/15/2032		202	205
CCO Holdings LLC 4.500% due 06/01/2033		1,100	989
Cellnex Finance Co. SA 3.875% due 07/07/2041		2,230	1,816
Charter Communications Operating LLC
3.900% due 06/01/2052		1,100	931
4.800% due 03/01/2050		90	86
Citrix Systems, Inc. 3.300% due 03/01/2030		16	16
Community Health Systems, Inc.
5.625% due 03/15/2027		1,401	1,429
8.000% due 03/15/2026		246	256
Coty, Inc. 3.875% due 04/15/2026	EUR	2,094	2,259
CVS Pass-Through Trust 5.789% due 01/10/2026		$156	162
Dell International LLC 6.200% due 07/15/2030		1,368	1,562
Delta Air Lines, Inc. 7.000% due 05/01/2025		223	239
DISH DBS Corp. 5.750% due 12/01/2028		2,630	2,494
Energy Transfer LP 4.950% due 05/15/2028		9	9
Exela Intermediate LLC 11.500% due 07/15/2026		32	15
Gazprom PJSC Via Gaz Capital SA
2.949% due 01/24/2024	EUR	640	269
4.950% due 07/19/2022		$800	530
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		2,500	2,352
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,104	2,104
Las Vegas Sands Corp. 3.500% due 08/18/2026		1,826	1,723

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

Magallanes, Inc. 4.279% due 03/15/2032		1,030	1,036
Marriott International, Inc. 4.625% due 06/15/2030		12	12
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	11	15
Netflix, Inc.
3.625% due 06/15/2030	EUR	100	117
3.875% due 11/15/2029		192	231
4.625% due 05/15/2029		100	125
4.875% due 06/15/2030		$100	107
5.375% due 11/15/2029		28	30
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		29	33
Oracle Corp.
3.850% due 04/01/2060		26	21
3.950% due 03/25/2051 (h)		4,028	3,534
4.000% due 07/15/2046		27	24
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		450	464
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		385	27
5.500% due 04/12/2037 ^(b)		382	25
6.000% due 05/16/2024 ^(b)		141	10
6.000% due 11/15/2026 ^(b)		63	5
9.750% due 05/17/2035 ^(b)		100	7
Petroleos Mexicanos
6.700% due 02/16/2032		3,167	3,012
6.950% due 01/28/2060		337	274
7.690% due 01/23/2050		60	52
Prosus NV 2.778% due 01/19/2034	EUR	2,456	2,323
PTC, Inc. 3.625% due 02/15/2025		$18	18
Rolls-Royce PLC
3.375% due 06/18/2026	GBP	1,000	1,245
4.625% due 02/16/2026	EUR	810	944
5.750% due 10/15/2027		$924	950
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		189	201
11.500% due 06/01/2025		174	191
Sands China Ltd.
2.550% due 03/08/2027		300	262
5.125% due 08/08/2025		1,412	1,407
5.400% due 08/08/2028		200	197
Seagate HDD Cayman 4.125% due 01/15/2031		27	26
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		21	22
Tenet Healthcare Corp. 4.625% due 07/15/2024		3	3
Topaz Solar Farms LLC
4.875% due 09/30/2039		30	31
5.750% due 09/30/2039		210	231
Transocean, Inc.
7.250% due 11/01/2025		92	80
7.500% due 01/15/2026		40	35
8.000% due 02/01/2027		65	55
U.S. Renal Care, Inc. 10.625% due 07/15/2027		38	36
United Airlines Pass-Through Trust
4.150% due 10/11/2025		3	3
5.875% due 04/15/2029		3,035	3,146
Univision Communications, Inc. 9.500% due 05/01/2025		36	38
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)		8	8
Vale Overseas Ltd. 6.875% due 11/21/2036		55	66
Viking Cruises Ltd. 13.000% due 05/15/2025		2,536	2,823
Western Midstream Operating LP 1.844% (US0003M + 1.850%) due 01/13/2023 ~		24	24
Windstream Escrow LLC 7.750% due 08/15/2028		42	43
Wynn Macau Ltd.
5.125% due 12/15/2029		760	646
5.500% due 01/15/2026		2,000	1,822

			58,333

UTILITIES 4.8%
FirstEnergy Corp. 3.350% due 07/15/2022		1,400	1,402
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	626

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

Jersey Central Power & Light Co. 4.700% due 04/01/2024	3,640	3,723
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	2	2
Pacific Gas & Electric Co.
2.950% due 03/01/2026	221	210
3.000% due 06/15/2028	1,000	932
3.150% due 01/01/2026	2,072	1,998
3.250% due 06/15/2023	829	828
3.250% due 06/01/2031	3,895	3,529
3.300% due 03/15/2027	90	87
3.400% due 08/15/2024	159	158
3.750% due 07/01/2028	415	398
3.750% due 08/15/2042	8	7
4.000% due 12/01/2046	3	3
4.200% due 03/01/2029	1,100	1,083
4.250% due 03/15/2046	8	7
4.300% due 03/15/2045	2,026	1,731
4.450% due 04/15/2042	5	4
4.500% due 07/01/2040	575	525
4.500% due 12/15/2041	11	10
4.550% due 07/01/2030	1,259	1,251
4.950% due 07/01/2050	656	620
Southern California Edison Co. 4.875% due 03/01/2049	5	5
Sprint Corp.
7.625% due 02/15/2025	1,000	1,091
7.625% due 03/01/2026	18	20
7.875% due 09/15/2023	4,319	4,594
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024	6	7
Transocean Proteus Ltd. 6.250% due 12/01/2024	2	1

		24,852

Total Corporate Bonds & Notes (Cost $152,006)		143,835

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	40	45
6.725% due 04/01/2035	10	11
7.350% due 07/01/2035	10	12
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	140	149

		217

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	43	23
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (d)	11	6
4.000% due 07/01/2033	9	9
4.000% due 07/01/2035	8	8
4.000% due 07/01/2037	7	6
4.000% due 07/01/2041	9	9
4.000% due 07/01/2046	10	9
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (d)	4	4
5.250% due 07/01/2023	10	10

		84

Total Municipal Bonds & Notes (Cost $282)		301

U.S. GOVERNMENT AGENCIES 18.8%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049	2,716	2,685
Ginnie Mae 2.810% due 09/20/2066 ~	240	249
Ginnie Mae, TBA
2.500% due 04/01/2052	500	485
3.500% due 05/01/2052 - 06/01/2052	3,200	3,202
4.000% due 04/01/2052	800	816
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034	406	410
4.000% due 07/01/2048 - 07/01/2050	2,507	2,568
4.500% due 10/01/2050	2,158	2,241
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2052	5,400	5,142
3.000% due 04/01/2037 - 05/01/2052	14,300	13,968
3.500% due 06/01/2052	31,700	31,583

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

4.000% due 05/01/2052		33,900	34,486

Total U.S. Government Agencies (Cost $98,796)			97,835

U.S. TREASURY OBLIGATIONS 20.6%
U.S. Treasury Bonds
2.875% due 11/15/2046 (m)		1,400	1,473
3.000% due 08/15/2048		10	11
3.000% due 02/15/2049		500	550
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030		1,864	1,978
0.125% due 07/15/2031		2,674	2,847
0.125% due 02/15/2051		1,727	1,771
0.250% due 07/15/2029		4,281	4,573
0.250% due 02/15/2050		656	690
0.375% due 01/15/2027		197	208
0.375% due 07/15/2027		57	61
0.750% due 07/15/2028		2,288	2,503
0.750% due 02/15/2042		124	142
0.750% due 02/15/2045		716	823
0.875% due 01/15/2029		2,101	2,321
0.875% due 02/15/2047		815	977
1.000% due 02/15/2046		237	289
1.000% due 02/15/2048		798	992
1.000% due 02/15/2049		1,899	2,378
1.375% due 02/15/2044		121	155
U.S. Treasury Notes
1.750% due 05/15/2022		700	701
1.750% due 09/30/2022 (m)		1,400	1,405
1.750% due 05/15/2023 (m)		1,400	1,398
1.875% due 08/31/2022 (m)		1,400	1,406
1.875% due 08/31/2024 (m)		1,100	1,085
2.000% due 07/31/2022 (k)(m)		900	904
2.000% due 06/30/2024		2,300	2,279
2.125% due 06/30/2022		2,400	2,409
2.125% due 02/29/2024 (k)		1,500	1,495
2.125% due 03/31/2024		84	84
2.125% due 07/31/2024 (m)		1,100	1,092
2.125% due 09/30/2024 (k)(m)		3,200	3,174
2.125% due 11/30/2024 (m)		300	297
2.250% due 12/31/2023		7,630	7,630
2.250% due 01/31/2024 (m)		370	370
2.250% due 10/31/2024		6,600	6,562
2.250% due 11/15/2024		3,347	3,327
2.375% due 02/29/2024 (m)		100	100
2.375% due 08/15/2024 (m)		100	100
2.375% due 03/31/2029		22,900	22,836
2.500% due 05/15/2024		4,000	4,009
2.500% due 01/31/2025 (m)		13,800	13,799
2.625% due 01/31/2026		5,600	5,622
2.625% due 02/15/2029 (m)		450	456

Total U.S. Treasury Obligations (Cost $106,789)			107,282

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,163	1,332
Bear Stearns ALT-A Trust 0.777% due 06/25/2046 ^•		4,110	3,787
BX Commercial Mortgage Trust 2.167% due 05/15/2030 •		3,365	3,305
Chase Mortgage Finance Trust 2.787% due 12/25/2035 ^~		416	394
Credit Suisse Mortgage Capital Certificates 0.687% due 11/30/2037 ~		7,740	7,457
Eurosail PLC
1.972% due 06/13/2045 ~	GBP	218	286
1.972% due 06/13/2045 •		950	1,245
Extended Stay America Trust 1.477% due 07/15/2038 •		$4,969	4,917
Finsbury Square PLC 1.287% due 12/16/2069 •	GBP	1,890	2,486
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	828	889
GS Mortgage Securities Corp. Trust 2.537% due 06/15/2038 •		$1,058	1,040
HarborView Mortgage Loan Trust 0.642% due 03/19/2036 ^•		46	45
Hawksmoor Mortgages 1.240% due 05/25/2053 •	GBP	1,364	1,795
Hilton Orlando Trust 1.847% due 12/15/2034 •		$1,400	1,377
LUXE Commercial Mortgage Trust
2.147% due 10/15/2038 •		5,081	5,020
2.447% due 11/15/2038 •		2,600	2,552

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 1.557% due 09/25/2037 •		11,500	5,612
Morgan Stanley Capital Trust
2.774% due 12/15/2023 •		2,645	2,612
3.473% due 12/15/2023 •		1,682	1,661
Mulcair Securities DAC 0.447% due 04/24/2071 •	EUR	4,509	4,993
OBX Trust 1.307% due 04/25/2048 •		$230	231
Precise Mortgage Funding PLC 0.775% due 03/12/2055 •	GBP	1,818	2,386
RBSSP Resecuritization Trust 3.030% due 12/26/2036 ~		$440	441
SFO Commercial Mortgage Trust 3.297% due 05/15/2038 •		2,400	2,327
Stratton Mortgage Funding PLC 2.766% due 03/12/2052 •	GBP	1,200	1,585
WaMu Mortgage Pass-Through Certificates Trust 2.366% due 03/25/2033 ~		$46	46
Washington Mutual Mortgage Pass-Through Certificates Trust 0.991% due 10/25/2046 •		2,350	2,228

Total Non-Agency Mortgage-Backed Securities (Cost $64,037)			62,049

ASSET-BACKED SECURITIES 24.1%
Aegis Asset-Backed Securities Trust 0.627% due 01/25/2037 •		3,948	3,428
ALESCO Preferred Funding Ltd. 1.438% due 12/23/2034 •		197	196
Ameriquest Mortgage Securities Trust 0.967% due 04/25/2036 ~		785	779
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.552% due 09/25/2034 •		1,815	1,782
Asset-Backed Funding Certificates Trust 0.737% due 11/25/2036 •		4,189	2,833
Asset-Backed Securities Corp. Home Equity Loan Trust 1.432% due 06/25/2035 •		11,000	10,667
Bear Stearns Asset-Backed Securities Trust
1.192% due 09/25/2035 ~		676	675
2.332% due 12/25/2034 •		8,067	8,037
Citigroup Mortgage Loan Trust
0.617% due 12/25/2036 •		1,495	979
0.977% due 03/25/2036 •		2,357	2,277
Citigroup Mortgage Loan Trust, Inc.
0.717% due 03/25/2037 •		21	20
1.147% due 10/25/2035 ^•		500	483
1.192% due 09/25/2035 ^•		1,656	1,652
Countrywide Asset-Backed Certificates
0.597% due 05/25/2037 ^•		1,266	1,182
0.597% due 04/25/2047 •		1,406	1,367
0.597% due 06/25/2047 •		1,089	1,038
0.677% due 05/25/2037 •		1,888	1,840
0.677% due 06/25/2037 •		1,248	1,216
0.677% due 06/25/2047 •		695	679
0.892% due 01/25/2045 ^•		1,023	966
Countrywide Asset-Backed Certificates Trust 1.252% due 05/25/2036 •		9,800	9,497
EFS Volunteer LLC 1.108% due 10/25/2035 •		517	516
First Franklin Mortgage Loan Trust 0.577% due 12/25/2036 •		515	486
GSAMP Trust 1.357% due 11/25/2035 •		1,827	1,787
Home Equity Mortgage Loan Asset-Backed Trust 1.057% due 03/25/2036 ~		4,739	4,436
HSI Asset Securitization Corp. Trust
0.597% due 01/25/2037 •		2,802	2,495
0.677% due 12/25/2036 •		1,021	354
IXIS Real Estate Capital Trust 0.757% due 01/25/2037 •		3,639	1,643
LCCM Trust 1.847% due 11/15/2038 •		4,000	3,962
Legacy Mortgage Asset Trust 2.197% due 01/28/2070 •		1,131	1,137
LendingClub Receivables Trust 3.750% due 12/15/2045		3,290	3,298
Long Beach Mortgage Loan Trust 0.607% due 11/25/2036 •		502	388
MASTR Asset-Backed Securities Trust 0.627% due 10/25/2036 •		114	113
Merrill Lynch Mortgage Investors Trust 0.597% due 04/25/2047 •		5,237	2,723
Morgan Stanley ABS Capital, Inc. Trust
0.527% due 10/25/2036 •		2,193	1,334
0.537% due 11/25/2036 •		4,558	3,182
0.997% due 12/25/2034 ~		514	485

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

0.997% due 03/25/2036 •		1,093	1,077
1.057% due 12/25/2034 •		754	677
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.607% due 07/25/2036 •		613	580
NovaStar Mortgage Funding Trust 0.997% due 05/25/2036 •		4,200	4,038
Option One Mortgage Loan Trust
0.677% due 04/25/2037 •		1,347	1,108
0.997% due 01/25/2036 •		5,000	4,870
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.507% due 09/25/2034 •		1,256	1,250
PRET LLC 1.868% due 07/25/2051 þ		4,741	4,510
RAAC Trust 1.147% due 11/25/2036 •		187	186
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		4,661	2,070
Residential Asset Mortgage Products Trust 1.582% due 06/25/2035 •		2,600	2,525
Residential Asset Securities Corp. Trust
0.797% due 05/25/2037 •		357	355
1.057% due 02/25/2036 •		542	536
1.162% due 10/25/2035 •		1,000	896
Saxon Asset Securities Trust
1.432% due 12/26/2034 •		629	618
2.207% due 12/25/2037 •		1,079	1,075
SLM Private Credit Student Loan Trust 1.156% due 06/15/2039 •		2,955	2,851
Soundview Home Loan Trust
0.862% due 12/25/2036 •		1,900	1,855
1.207% due 01/25/2035 •		5,483	5,337
1.432% due 11/25/2035 •		1,988	1,954
Structured Asset Securities Corp. 1.162% due 02/25/2035 •		1,297	1,279
Structured Asset Securities Corp. Mortgage Loan Trust
0.592% due 07/25/2036 •		445	440
0.982% due 07/25/2036 •		1,274	1,233
Symphony CLO Ltd. 1.188% due 07/14/2026 •		327	327
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		3,731	3,670

Total Asset-Backed Securities (Cost $121,388)			125,249

SOVEREIGN ISSUES 3.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,437	449
1.000% due 07/09/2029		125	43
1.125% due 07/09/2035 þ		1,606	479
1.400% due 03/25/2023	ARS	75,689	399
1.450% due 08/13/2023		21,010	111
2.000% due 01/09/2038 þ		$82	31
2.500% due 07/09/2041 þ		5,071	1,800
15.500% due 10/17/2026	ARS	9,026	19
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~		25,379	130
40.178% (BADLARPP) due 10/04/2022 ~		26	0
Autonomous City of Buenos Aires
39.273% (BADLARPP + 3.750%) due 02/22/2028 ~		6,357	32
44.619% (BADLARPP + 3.250%) due 03/29/2024 ~		12,737	64
Peru Government International Bond
5.350% due 08/12/2040	PEN	286	64
5.400% due 08/12/2034		640	153
5.940% due 02/12/2029		1,626	430
6.150% due 08/12/2032		939	247
6.350% due 08/12/2028		1,944	528
6.950% due 08/12/2031		753	210
8.200% due 08/12/2026		1,340	394
Provincia de Buenos Aires 42.033% due 04/12/2025	ARS	1,788	9
Romania Government International Bond 3.750% due 02/07/2034	EUR	2,460	2,544
Russia Government International Bond
5.100% due 03/28/2035		$400	70
5.625% due 04/04/2042		1,400	483
5.930% (RUONIA) due 04/24/2024 ^~(b)	RUB	80,100	49
7.150% due 11/12/2025 ^(b)		88,624	55
7.950% due 10/07/2026 ^(b)		34,532	21
12.750% due 06/24/2028		$100	40
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	2,100	131
8.250% due 03/31/2032		2,400	147
8.750% due 02/28/2048		1,200	69
8.875% due 02/28/2035		1,700	105
10.500% due 12/21/2026		75,100	5,609
Turkey Government International Bond
4.250% due 03/13/2025		$800	749

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

4.625% due 03/31/2025	EUR	200	222
5.250% due 03/13/2030		$600	507
5.600% due 11/14/2024		500	487
5.750% due 03/22/2024		200	199
6.350% due 08/10/2024		600	597
7.625% due 04/26/2029		700	685
Venezuela Government International Bond
6.000% due 12/09/2049		122	11
7.000% due 03/31/2038 ^(b)		43	4
7.650% due 04/21/2025 ^(b)		105	9
8.250% due 10/13/2024 ^(b)		157	14
9.000% due 05/07/2023 ^(b)		46	4
9.250% due 09/15/2027 ^(b)		143	12
9.250% due 05/07/2028 ^(b)		83	7
11.750% due 10/21/2026 ^(b)		10	1
11.950% due 08/05/2031 ^(b)		300	26

Total Sovereign Issues (Cost $25,419)			18,449

		SHARES
COMMON STOCKS 0.7%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (c)		133,771	463
iHeartMedia, Inc. 'A' (c)		31,404	594
iHeartMedia, Inc. 'B' «(c)		24,427	416

			1,473

ENERGY 0.1%
Nobil Corp. (c)(h)		11,227	393
Valaris Ltd. (c)		665	35

			428

FINANCIALS 0.1%
Intelsat SA «(c)(h)		28,493	869

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(c)(h)		5,701	884
Noble Corp. (c)		909	32
Westmoreland Mining Holdings «(c)(h)		239	0

			916

Total Common Stocks (Cost $4,078)			3,686

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «		6,095	29

Total Rights (Cost $0)			29

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		398	2

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «		1,684	41

Total Warrants (Cost $138)			43

PREFERRED SECURITIES 1.2%
FINANCIALS 1.1%
Nationwide Building Society 10.250% ~		250	57
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)		1,669,650	2,160
Wells Fargo & Co. 3.900% due 03/15/2026 •(f)		3,770,000	3,616

			5,833

INDUSTRIALS 0.1%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(f)		494,000	476

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Preferred Securities (Cost $6,785)		6,309

	PRINCIPAL AMOUNT (000s)
REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.	176	6
Uniti Group, Inc.	1,326	18

Total Real Estate Investment Trusts (Cost $11)		24

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (i) 0.1%		422

Total Short-Term Instruments (Cost $422)		422

Total Investments in Securities (Cost $616,869)		601,642

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	533,193	5,177

Total Short-Term Instruments (Cost $5,177)		5,177

Total Investments in Affiliates (Cost $5,177)		5,177

Total Investments 116.8% (Cost $622,046)		$606,819
Financial Derivative Instruments (j)(l) (0.4)%(Cost or Premiums, net $(3,220))		(1,939)
Other Assets and Liabilities, net (16.4)%		(85,154)

Net Assets 100.0%		$519,726

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat SA	06/19/2017 - 02/23/2022	$2,094	$869	0.17%
Morgan Stanley0.000% due 04/02/2032	02/11/2020	259	222	0.04
Neiman Marcus Group Ltd. LLC	09/25/2020	183	884	0.17
Nobil Corp.	02/05/2021 - 02/25/2021	149	393	0.08
Oracle Corp.3.950% due 03/25/2051	03/22/2021	4,021	3,534	0.68
Westmoreland Mining Holdings	03/26/2019	1	0	0.00

$6,707	$5,902	1.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$422	U.S. Treasury Bills 0.000% due 08/04/2022	$(431)	$422	$422

Total Repurchase Agreements	$(431)	$422	$422

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2052	$4,200	$(4,066)	$(3,899)

Total Short Sales (0.8)%	$(4,066)	$(3,899)

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2022 Futures	$97.500	12/19/2022	20	$50	$(14)	$(26)
Call - CME 90-Day Eurodollar December 2022 Futures	98.500	12/19/2022	20	50	(9)	(4)

Total Written Options	$(23)	$(30)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond June Futures	06/2022	44	$6,732	$(122)	$57	$(5)
U.S. Treasury 10-Year Note June Futures	06/2022	228	28,016	(175)	57	0

$(297)	$114	$(5)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2022	34	$(3,225)	$134	$12	$(27)
Japan Government 10-Year Bond June Futures	06/2022	1	(1,230)	6	0	(6)
U.S. Treasury 2-Year Note June Futures	06/2022	9	(1,907)	26	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	29	(3,929)	133	0	(12)
U.S. Treasury 30-Year Bond June Futures	06/2022	45	(6,753)	205	0	(28)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	51	(9,033)	362	0	(54)
United Kingdom Long Gilt June Futures	06/2022	2	(319)	4	0	(1)

$870	$12	$(129)

Total Futures Contracts	$573	$126	$(134)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.632%	EUR	1,800	$50	$(19)	$31	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.715	$900	11	(2)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.743	1,800	27	(8)	19	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.428	1,000	(6)	(12)	(18)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.703	2,600	10	22	32	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.638	900	167	(35)	132	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.829	EUR	500	(54)	38	(16)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.999	100	(8)	4	(4)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	2.203	300	(15)	(3)	(18)	0	(1)

$182	$(15)	$167	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$752	$(9)	$(21)	$(30)	$1	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	1,598	(38)	(48)	(86)	0	(1)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	470	(12)	(11)	(23)	0	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	372	(11)	(9)	(20)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	900	(29)	(49)	(78)	0	(1)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	9,300	(386)	(378)	(764)	0	(10)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	3,100	263	(60)	203	0	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	35,800	2,846	(533)	2,313	1	(15)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	6,400	316	47	363	0	(3)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,300	54	(14)	40	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	2,600	37	6	43	0	0
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly	06/20/2027	400	(2)	2	0	0	(1)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	10,100	260	(57)	203	0	(1)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	1,100	33	(12)	21	0	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	9,200	264	(99)	165	0	(1)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

iTraxx Europe Main 37 5-Year Index	1.000	Quarterly		06/20/2027		1,900	29	0	29	0	0

							$3,615	$(1,236)	$2,379	$2	$(33)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	4,300	$416	$54	$470	$0	$(18)
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		500	19	95	114	0	(4)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		100	(1)	(11)	(12)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		100	(1)	(10)	(11)	1	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		5,900	36	1,239	1,275	0	(66)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	JPY	430,000	9	49	58	0	(17)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	410	620	0	(193)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		$700	(1)	(20)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(3)	(14)	(17)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	73	161	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	(10)	(10)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		4,690	231	138	369	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		700	(3)	(20)	(23)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,170	(188)	7	(181)	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	85	160	0	(6)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,530	(196)	31	(165)	15	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	3,800	37	(48)	(11)	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		3,400	33	(43)	(10)	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		1,100	11	(14)	(3)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		43,200	(8)	(386)	(394)	2	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		2,000	0	0	0	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		1,300	0	0	0	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		3,500	0	0	0	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		1,700	0	0	0	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		3,400	0	0	0	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		7,100	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		900	0	0	0	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		3,500	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		8,900	0	(3)	(3)	0	(1)
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		7,100	0	(3)	(3)	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		11,700	0	(4)	(4)	0	(1)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		400	0	0	0	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		600	0	0	0	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		1,500	0	4	4	1	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		2,500	0	7	7	1	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		1,200	0	4	4	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		1,200	0	4	4	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		2,500	0	8	8	1	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		800	0	1	1	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		400	0	0	0	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		400	0	0	0	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		200	0	1	1	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		900	0	3	3	1	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		2,200	0	9	9	1	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$2,400	(33)	27	(6)	0	0
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		1,700	(3)	(37)	(40)	1	0
Pay(6)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		2,500	(3)	(32)	(35)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		17,500	(1,817)	1,512	(305)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,400	(227)	219	(8)	0	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/16/2025		1,700	(75)	139	64	0	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/18/2025		1,700	(75)	139	64	0	0
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		1,100	0	68	68	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		8,200	126	541	667	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		11,200	(1,680)	1,396	(284)	0	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		12,400	151	(818)	(667)	2	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		400	(32)	44	12	0	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		900	(2)	(34)	(36)	0	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		1,000	(3)	(44)	(47)	1	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		3,500	0	178	178	0	(2)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		500	(1)	(23)	(24)	0	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		15,500	(54)	(589)	(643)	9	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		1,100	(3)	(43)	(46)	1	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		2,600	0	124	124	0	(1)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		10,200	(38)	(330)	(368)	5	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		400	(1)	27	26	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		3,213	(177)	(185)	(362)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,300	(170)	178	8	0	(1)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		800	(2)	(56)	(58)	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		3,066	73	(243)	(170)	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		578	0	33	33	0	(1)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		2,100	(8)	(85)	(93)	2	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		300	(1)	(16)	(17)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		500	(1)	(24)	(25)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		800	(98)	118	20	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		800	(62)	112	50	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		2,800	(282)	410	128	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,600	(199)	245	46	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		800	(100)	125	25	0	(2)
Receive	3-Month USD-LIBOR	1.430	Semi-Annual	03/17/2030		800	(57)	114	57	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		24,800	(1,343)	3,461	2,118	0	(49)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		719	5	74	79	0	(2)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		6,495	(603)	(287)	(890)	19	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		4,400	334	260	594	0	(10)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		800	(4)	67	63	0	(3)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		900	(4)	81	77	0	(3)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		600	(2)	(41)	(43)	2	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		600	(1)	(40)	(41)	2	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		400	(1)	(26)	(27)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		7,000	(163)	521	358	0	(20)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		400	(1)	(22)	(23)	2	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		500	(2)	(30)	(32)	2	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		400	(1)	(20)	(21)	1	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		900	(6)	(25)	(31)	3	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		300	(70)	93	23	0	(3)
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		300	(69)	92	23	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(715)	728	13	0	(20)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,000	(480)	902	422	0	(24)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,200	(272)	378	106	0	(10)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		900	(295)	305	10	0	(8)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		400	(5)	(63)	(68)	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		2,000	392	44	436	0	(17)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		500	(7)	61	54	0	(4)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		4,000	78	(285)	(207)	38	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		100	(1)	(9)	(10)	1	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		100	(1)	(8)	(9)	1	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(117)	83	(34)	0	(2)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(9)	6	(3)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(36)	22	(14)	0	(1)
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		1,700	0	(7)	(7)	1	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		5,100	(1)	(19)	(20)	2	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		4,000	(1)	(15)	(16)	1	0
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	111	(78)	33	8	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,300)	20	65	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(123)	3	5	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(4)	197	193	0	(10)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	82	57	0	(4)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		4,300	404	66	470	0	(30)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	56	43	0	(2)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	120	57	0	(4)
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022	MXN	1,900	2	(2)	0	0	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022		54,800	(8)	16	8	0	0
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022		5,600	(2)	3	1	0	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022		13,800	(3)	6	3	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022		14,200	(1)	5	4	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		1,800	6	(6)	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	12	(12)	0	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	146	(145)	1	1	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	3	(3)	0	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	6	(6)	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	31	(32)	(1)	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	13	(13)	0	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	14	(14)	0	0	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		9,100	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		18,300	0	(30)	(30)	0	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		57,300	2	(95)	(93)	1	0
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		9,000	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		9,100	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		26,200	0	(45)	(45)	1	0
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		214,050	0	(6)	(6)	0	(6)
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		2,500	9	(10)	(1)	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	4	(8)	(4)	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	2	(3)	(1)	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		6,100	3	(32)	(29)	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(18)	(12)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(77)	(49)	2	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(25)	(13)	1	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(69)	(8)	2	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(23)	(2)	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	35	(40)	(5)	1	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(80)	(71)	2	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(198)	(64)	5	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(22)	(7)	1	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(55)	(14)	1	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	27	2	0	(1)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	(1)	1	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	152	10	0	(4)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	2	0	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	17	1	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(16)	(6)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(2)	4	2	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(15)	(6)	1	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	34	3	0	(1)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(43)	(43)	0	(5)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(55)	(53)	0	(6)
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(83)	(92)	0	(11)
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(53)	(55)	0	(6)
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(4)	(114)	(118)	0	(15)
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(42)	(38)	0	(7)
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(78)	(86)	0	(13)

							$(5,250)	$8,793	$3,543	$242	$(637)

Total Swap Agreements							$(1,453)	$7,542	$6,089	$245	$(673)

(k)	Securities with an aggregate market value of $4,959 and cash of $6,954 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Unsettled variation margin liability of $(2) for closed futures agreements and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2022		INR	33,287		$434		$0		$(3)
		04/2022			$918		EUR	834	4		0
		04/2022			1,590		INR	121,808	9		0
		04/2022			27		PEN	100	0		0
		04/2022 «			1,184		RUB	101,328	86		(82)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

	05/2022	INR	122,110		$1,590	0	(8)
	05/2022	TWD	19,135		666	0	(3)
	05/2022		$365	IDR	5,230,857	0	(1)
	05/2022		1,014	INR	78,158	8	0
	05/2022		1	PEN	2	0	0
	06/2022	PEN	1,042		$249	0	(32)
	07/2022		2,273		564	0	(48)
	08/2022		1,312		333	0	(20)
	08/2022 «		$71	RUB	11,065	46	0
	11/2022	ZAR	6,360		$401	0	(23)
BPS	04/2022	AUD	511		374	0	(8)
	04/2022	EUR	558		617	0	0
	04/2022	INR	88,691		1,156	0	(8)
	04/2022		$355	INR	27,282	3	0
	05/2022	INR	27,362		$355	0	(3)
	05/2022	TWD	3,248		113	0	(1)
	05/2022		$2,314	CAD	2,936	34	0
	05/2022		519	IDR	7,439,483	0	(1)
	05/2022		113	MXN	2,348	5	0
	05/2022 «		1,306	RUB	102,536	0	(138)
	05/2022	ZAR	3,759		$238	0	(18)
	06/2022		$941	CLP	770,608	27	0
	07/2022		4,747	MXN	99,301	168	0
	08/2022	ZAR	15,286		$957	0	(71)
	10/2022	PEN	2,422		593	0	(54)
	11/2022	ZAR	7,529		469	0	(33)
BRC	04/2022		$569	GBP	428	0	(6)
	05/2022		1,883	NOK	16,765	20	0
	06/2022 «		182	RUB	21,760	62	0
	11/2022	ZAR	2,992		$186	0	(13)
BSH	05/2022		$47	PEN	174	1	0
CBK	04/2022	MXN	2,403		$111	0	(10)
	04/2022		$3	INR	220	0	0
	04/2022		119	PEN	445	2	0
	04/2022 «		255	RUB	19,551	0	(25)
	05/2022	CNH	5,878		$915	0	(8)
	05/2022	PEN	794		192	0	(23)
	05/2022		$668	PEN	2,716	69	0
	05/2022 «		597	RUB	53,711	60	(43)
	05/2022	ZAR	6,956		$429	0	(45)
	06/2022	MXN	1,816		83	0	(7)
	06/2022		$274	PEN	1,042	8	0
	06/2022 «		63	RUB	7,419	20	0
	06/2022	ZAR	1,267		$81	0	(5)
	07/2022		$167	PEN	677	15	0
	08/2022		254		955	2	0
	11/2022		167		664	9	0
	12/2022	PEN	1,042		$269	0	(8)
GLM	04/2022	INR	81,473		1,065	0	(5)
	04/2022	PEN	76		20	0	(1)
	04/2022 «	RUB	65,452		563	0	(205)
	04/2022		$725	INR	55,969	10	0
	04/2022		20	PEN	76	1	0
	04/2022 «		1,715	RUB	131,432	0	(172)
	05/2022	INR	36,310		$473	0	(2)
	05/2022 «	RUB	2,066		21	0	(3)
	05/2022		$1,035	CNH	6,626	5	0
	05/2022 «		1,664	RUB	128,534	0	(199)
	06/2022 «		586		79,127	298	0
	06/2022	ZAR	2,915		$190	0	(7)
	11/2022		3,274		204	0	(14)
HUS	04/2022		$1,961	EUR	1,780	8	0
	04/2022		695	GBP	527	0	(3)
	04/2022 «		503	RUB	39,396	0	(41)
	05/2022		1,173	EUR	1,056	0	(4)
MBC	04/2022	PEN	465		$124	0	(3)
	04/2022		$124	PEN	465	3	0
	05/2022	CNH	10,082		$1,587	5	0
	05/2022		$2,121	IDR	30,474,508	5	(4)
	05/2022		682	INR	52,815	9	0
	06/2022 «		66	RUB	8,959	34	0
MYI	04/2022	BRL	36,261		$7,349	0	(268)
	04/2022	GBP	597		785	1	0
	04/2022	INR	16,666		211	0	(7)
	04/2022		$6,949	BRL	36,261	667	0
	04/2022		29,375	EUR	26,380	0	(192)
	04/2022		661	GBP	507	5	0
	04/2022		474	INR	36,358	4	0
	04/2022 «		329	RUB	41,210	157	0
	05/2022	EUR	26,380		$29,401	193	0
	05/2022	INR	36,462		474	0	(4)
	05/2022	TWD	7,263		252	0	(2)
	05/2022		$7,292	BRL	36,261	263	0
	05/2022		888	IDR	12,711,333	0	(4)
	05/2022 «		545	RUB	42,283	0	(63)
RBC	06/2022		3,019	MXN	62,180	68	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

SCX	04/2022	EUR	28,436		$31,980		523	0
	04/2022	GBP	15,435		20,715		439	0
	04/2022	INR	18,202		237		0	(2)
	04/2022		$93	PEN	350		2	0
	04/2022 «		359	RUB	27,365		0	(37)
	05/2022	CNH	10,058		$1,582		3	0
	05/2022	GBP	14,570		19,180		44	0
	05/2022	TWD	7,521		261		0	(2)
	05/2022		$2,827	CNH	18,085		11	0
	05/2022		1,161	INR	89,956		15	0

Total Forward Foreign Currency Contracts							$3,431	$(1,992)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.385%	06/06/2022	300	$3	$2
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.943	06/06/2022	300	3	3

							$6	$5

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052		$98.320	04/06/2022		500	$4	$27
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052		98.523	04/06/2022		500	4	29

							$8	$56

Total Purchased Options							$14	$61

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900%	04/20/2022	10,600	$(12)	$(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	05/18/2022	12,000	(11)	(6)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	800	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	700	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	06/15/2022	1,300	(3)	(2)
BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	07/20/2022	900	(2)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,200	(3)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	05/18/2022	1,000	(6)	(4)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	05/18/2022	11,200	(15)	(10)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	06/15/2022	3,300	(7)	(4)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	400	(2)	(1)
GST	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	700	(1)	0
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	700	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	700	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	06/15/2022	16,000	(22)	(7)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	05/18/2022	11,200	(12)	(10)

							$(101)	$(48)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.755%	09/30/2022	1,100	$(7)	$(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/30/2022	1,100	(7)	(7)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	56,600	(113)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	56,600	(113)	(934)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.417	04/01/2022	2,400	(12)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.817	04/01/2022	2,400	(12)	(64)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.472	04/04/2022	1,200	(6)	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.872	04/04/2022	1,200	(6)		(26)

								$(276)		$(1,039)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052			$98.516	06/06/2022		500	$(3)		$(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052			97.320	04/06/2022		500	(2)		(22)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052			97.523	04/06/2022		500	(2)		(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052			97.820	04/06/2022		500	(3)		(25)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052			98.023	04/06/2022		500	(3)		(26)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			98.344	04/06/2022		8,200	(31)		(238)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			98.391	04/06/2022		2,700	(10)		(80)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2052			96.031	06/06/2022		500	(3)		(3)

								$(57)		$(420)

Total Written Options								$(434)		$(1,507)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.161%	$100	$(2)	$2	$0	$0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.646	200	(11)	12	1	0
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.438	100	(6)	6	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.537	900	(40)	43	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	300	(14)	1	0	(13)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.767	800	(37)	10	0	(27)
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.148	100	1	0	1	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	5.205	200	(14)	0	0	(14)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	5.333	140	(12)	(3)	0	(15)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.537	3,000	(116)	127	11	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.231	600	(10)	6	0	(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.143	100	0	0	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.767	400	(19)	6	0	(13)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.231	400	(6)	4	0	(2)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	400	(18)	1	0	(17)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.351	400	(7)	12	5	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	85.322	3,660	(80)	(1,422)	0	(1,502)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.943	100	(5)	1	0	(4)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	300	(17)	4	0	(13)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.009	200	(1)	1	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.943	700	(31)	3	0	(28)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.907	300	(15)	16	1	0

							$(460)	$(1,170)	$22	$(1,652)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$155	$(1)	$1	$0	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	326	71	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	15,100	23	(39)	0	(16)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,483	(593)	661	68	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	9	10	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	0	1	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(40)	59	19	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,200	0	(12)	0	(12)

$(864)	$1,005	$169	$(28)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR	2.900%	Annual	10/04/2027	$5,100	$0	$9	$9	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022	$100	$0	$3	$3	$0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	06/21/2022	100	0	3	3	0

$0	$6	$6	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	3,226	(1.470)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$263	$0	$3	$3	$0
Receive	iBoxx USD Investment Grade Corporate Bond ETF	6,454	(1.520)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	528	0	3	3	0
Receive	iBoxx USD Investment Grade Corporate Bond ETF	3,666	(1.470)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/01/2022	305	0	(3)	0	(3)
Receive	iBoxx USD Investment Grade Corporate Bond ETF	3,667	(1.520)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/15/2022	295	0	6	6	0

$0	$9	$12	$(3)

Total Swap Agreements	$(1,324)	$(141)	$218	$(1,683)

(m)

Securities with an aggregate market value of $4,944 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2022 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$33,675	$2,454	$36,129
Corporate Bonds & Notes
Banking & Finance	0	60,650	0	60,650
Industrials	0	58,333	0	58,333
Utilities	0	24,852	0	24,852
Municipal Bonds & Notes
Illinois	0	217	0	217
Puerto Rico	0	84	0	84
U.S. Government Agencies	0	97,835	0	97,835
U.S. Treasury Obligations	0	107,282	0	107,282
Non-Agency Mortgage-Backed Securities	0	62,049	0	62,049
Asset-Backed Securities	0	125,249	0	125,249
Sovereign Issues	0	18,449	0	18,449
Common Stocks
Communication Services	1,057	0	416	1,473
Energy	428	0	0	428
Financials	0	0	869	869
Industrials	0	32	884	916
Rights
Financials	0	0	29	29
Warrants
Financials	0	0	2	2
Information Technology	0	0	41	41
Preferred Securities
Financials	0	5,833	0	5,833
Industrials	0	476	0	476
Real Estate Investment Trusts
Real Estate	24	0	0	24
Loan Participations and Assignments	0	0	0	0
U.S. Treasury Obligations	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	422	0	422

	$1,509	$595,438	$4,695	$601,642
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,177	$0	$0	$5,177

Total Investments	$6,686	$595,438	$4,695	$606,819

Short Sales, at Value - Liabilities
Loan Participations and Assignments	0	0	0	0
U.S. Government Agencies	0	(3,899)	0	(3,899)
U.S. Treasury Obligations	0	0	0	0

	$0	$(3,899)	$0	$(3,899)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	69	302	0	371
Over the counter	0	2,947	763	3,710

	$69	$3,249	$763	$4,081
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39)	(798)	0	(837)
Over the counter	(3)	(4,169)	(1,010)	(5,182)

	$(42)	$(4,967)	$(1,010)	$(6,019)

Total Financial Derivative Instruments	$27	$(1,718)	$(247)	$(1,938)

Totals	$6,713	$589,821	$4,448	$600,982

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$43,981	$47,409	$(86,200)	$(572)	$559	$5,177	$10	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	TWD	Taiwanese Dollar
CLP	Chilean Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CMBX	Commercial Mortgage-Backed Index	RUONIA	Ruble Overnight Index Average

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDI	Brazil Interbank Deposit Rate

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$230	$77
1.000% due 07/09/2029		5	2
1.450% due 08/13/2023	ARS	2,830	15
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~		8,070	41

Total Argentina (Cost $604)			135

AUSTRALIA 0.6%
CORPORATE BONDS & NOTES 0.0%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$300	304

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Pepper Residential Securities Trust 1.327% due 03/12/2061 •		205	205
RESIMAC Bastille Trust 1.219% due 09/05/2057 •		304	304

			509

SOVEREIGN ISSUES 0.5%
Australia Government International Bond
1.000% due 11/21/2031	AUD	1,000	633
1.750% due 06/21/2051		800	431
Northern Territory Treasury Corp. 2.000% due 04/21/2031		800	537
South Australia Government Financing Authority 1.750% due 05/24/2032		800	522
Treasury Corp. of Victoria 4.250% due 12/20/2032		1,200	979

			3,102

Total Australia (Cost $4,170)			3,915

CANADA 1.0%
CORPORATE BONDS & NOTES 0.1%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$82	79
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	557

			636

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	455	349
2.867% due 02/12/2055 ~		1,000	736
3.072% due 08/12/2053		339	272

			1,357

SOVEREIGN ISSUES 0.7%
Canada Government International Bond 2.000% due 12/01/2051		4,800	3,537
Canada Government Real Return Bond 1.500% due 12/01/2044		503	480

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Province of Quebec 3.000% due 09/01/2023	1,100	890

		4,907

Total Canada (Cost $7,117)		6,900

CAYMAN ISLANDS 7.7%
ASSET-BACKED SECURITIES 7.0%
American Money Management Corp. CLO Ltd.
1.218% due 04/14/2029 •	$1,052	1,049
1.316% due 11/10/2030 •	1,500	1,481
Ares CLO Ltd. 1.111% due 01/15/2029 •	1,610	1,599
BDS Ltd. 1.818% due 12/16/2036 •	1,700	1,683
Benefit Street Partners CLO Ltd. 1.191% due 10/15/2030 •	1,700	1,686
Carlyle Global Market Strategies CLO Ltd. 1.409% due 08/14/2030 •	1,700	1,701
CIFC Funding Ltd. 1.209% due 10/24/2030 •	1,800	1,790
Crestline Denali CLO Ltd. 1.284% due 04/20/2030 •	1,700	1,698
Dryden Senior Loan Fund 1.231% due 01/17/2032 •	1,700	1,678
Elevation CLO Ltd. 1.208% due 10/25/2030 •	1,700	1,686
Gallatin CLO Ltd. 1.177% due 07/15/2031 •	2,100	2,088
GPMT Ltd. 1.797% due 12/15/2036 •	1,800	1,782
Jamestown CLO Ltd. 1.581% due 04/15/2033 •	1,300	1,296
KREF Ltd. 1.780% due 02/17/2039 •	1,700	1,691
LCM LP
1.118% due 07/19/2027 ~	1,874	1,863
1.294% due 10/20/2027 •	604	601
LoanCore Issuer Ltd. 1.600% due 01/17/2037 •	1,700	1,691
Marathon CLO Ltd. 1.350% due 11/21/2027 •	171	171
Marble Point CLO Ltd. 1.281% due 10/15/2030 ~	900	896
MF1 Ltd. 1.400% due 02/19/2037 •	1,800	1,788
MidOcean Credit CLO 1.229% due 01/29/2030 •	1,700	1,690
Mountain View CLO LLC 1.331% due 10/16/2029 •	1,462	1,462
Palmer Square Loan Funding Ltd. 1.054% due 07/20/2029 •	1,403	1,399
Starwood Commercial Mortgage Trust 1.668% due 04/18/2038 •	1,700	1,689
Stratus CLO Ltd.
0.993% due 12/28/2029 •	1,700	1,687
1.043% due 12/29/2029 •	1,700	1,689
Symphony CLO Ltd. 1.188% due 07/14/2026 •	290	289
THL Credit Wind River Clo Ltd. 1.321% due 04/15/2031 •	1,700	1,688
Venture CLO Ltd.
1.121% due 04/15/2027 •	223	223
1.496% due 09/07/2030 •	1,300	1,299
Vibrant CLO Ltd.
1.240% due 07/20/2032 •	1,600	1,587
1.294% due 09/15/2030 •	1,700	1,697

		46,317

CORPORATE BONDS & NOTES 0.4%
MGM China Holdings Ltd. 4.750% due 02/01/2027	500	441
QNB Finance Ltd. 1.315% (US0003M + 1.000%) due 05/02/2022 ~	1,000	1,000
SA Global Sukuk Ltd. 2.694% due 06/17/2031	400	380
Sands China Ltd.
5.125% due 08/08/2025	200	199
5.400% due 08/08/2028	500	493

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Tencent Holdings Ltd. 3.595% due 01/19/2028		200	195

			2,708

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
AREIT Trust 1.477% due 07/17/2026 •		1,700	1,697
MF1 Multifamily Housing Mortgage Loan Trust 1.293% due 07/15/2036 •		652	642

			2,339

Total Cayman Islands (Cost $51,713)			51,364

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 3.500% due 01/31/2034		$600	593

Total Chile (Cost $600)			593

CHINA 6.6%
SOVEREIGN ISSUES 6.6%
China Development Bank
3.390% due 07/10/2027	CNY	14,000	2,251
4.040% due 04/10/2027		11,500	1,904
4.240% due 08/24/2027		67,700	11,336
4.880% due 02/09/2028		31,400	5,433
China Government International Bond
2.680% due 05/21/2030		80,600	12,512
2.850% due 06/04/2027		100	16
3.010% due 05/13/2028		7,600	1,215
3.280% due 12/03/2027		300	49
3.530% due 10/18/2051		14,900	2,424
3.720% due 04/12/2051		13,000	2,167
3.810% due 09/14/2050		25,900	4,367

Total China (Cost $41,363)			43,674

DENMARK 4.1%
CORPORATE BONDS & NOTES 4.1%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	39,799	5,145
1.500% due 10/01/2053		3,889	518
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		46,056	5,935
1.500% due 10/01/2053		5,582	743
Nykredit Realkredit AS
0.036% due 10/01/2022 •	EUR	1,400	1,552
1.000% due 10/01/2050	DKK	56,017	7,206
1.000% due 10/01/2053		13,241	1,700
1.500% due 10/01/2053		19,602	2,627
Realkredit Danmark AS
1.000% due 10/01/2050		5,456	710
1.000% due 10/01/2053		2,977	383
1.500% due 10/01/2053		4,786	639

Total Denmark (Cost $31,022)			27,158

FRANCE 2.9%
CORPORATE BONDS & NOTES 1.0%
BNP Paribas SA
1.675% due 06/30/2027 •		$1,000	916
1.904% due 09/30/2028 •		500	448
2.159% due 09/15/2029 •		800	713
2.591% due 01/20/2028 •		800	754
BPCE SA 2.045% due 10/19/2027 •		400	369
Societe Generale SA
1.488% due 12/14/2026 •		2,400	2,173
2.226% due 01/21/2026 •		400	380
2.797% due 01/19/2028 •		400	375

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

3.337% due 01/21/2033 •		500	460

			6,588

SOVEREIGN ISSUES 1.9%
France Government International Bond
0.500% due 05/25/2072 (l)	EUR	1,000	707
0.750% due 05/25/2052 (l)		4,650	4,337
2.000% due 05/25/2048 (l)		6,200	7,863

			12,907

Total France (Cost $20,952)			19,495

GERMANY 2.2%
CORPORATE BONDS & NOTES 2.2%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,372
1.750% due 11/19/2030 •		600	622
2.222% due 09/18/2024 •		$1,800	1,762
2.625% due 12/16/2024	GBP	300	388
2.625% due 02/12/2026	EUR	1,200	1,358
3.300% due 11/16/2022		$1,200	1,208
3.547% due 09/18/2031 •		1,000	945
3.729% due 01/14/2032 •(j)		1,100	983
3.961% due 11/26/2025 •		1,250	1,250
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	200	214
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$900	884
Volkswagen Bank GmbH
1.250% due 08/01/2022	EUR	800	889
2.500% due 07/31/2026		700	794
ZF Finance GmbH 3.750% due 09/21/2028		700	737

Total Germany (Cost $15,562)			14,406

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$500	502

Total India (Cost $501)			502

IRELAND 1.5%
ASSET-BACKED SECURITIES 1.3%
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	700	768
Aurium CLO DAC 0.670% due 04/16/2030 ~		499	550
Black Diamond CLO DAC 0.650% due 10/03/2029 •		132	145
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		1,354	1,492
Cairn CLO DAC 0.600% due 04/30/2031 •		1,100	1,212
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		800	877
Dryden Euro CLO BV 0.660% due 04/15/2033 •		900	985
Jubilee CLO DAC
0.610% due 04/15/2030 •		800	878
0.650% due 04/15/2031 •		500	545
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		1,000	1,099

			8,551

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	556
3.000% due 10/29/2028		600	554
AIB Group PLC
2.875% due 05/30/2031 •	EUR	300	328

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

4.750% due 10/12/2023		$200	204

			1,642

Total Ireland (Cost $11,134)			10,193

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
0.750% due 07/31/2022	ILS	1,700	534
2.000% due 03/31/2027		4,400	1,398
3.800% due 05/13/2060		$1,300	1,301
4.125% due 01/17/2048		300	320

Total Israel (Cost $3,587)			3,553

ITALY 1.8%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA 0.971% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	1,600	1,771
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		900	974
2.625% due 04/28/2025		500	523
UniCredit SpA
7.500% due 06/03/2026 •(h)(i)		200	239
7.830% due 12/04/2023		$1,200	1,276
9.250% due 06/03/2022 •(h)(i)	EUR	600	674

			5,457

SOVEREIGN ISSUES 1.0%
Italy Buoni Poliennali Del Tesoro
1.500% due 04/30/2045		1,100	1,036
1.750% due 07/01/2024		3,000	3,405
1.850% due 07/01/2025		800	912
2.150% due 03/01/2072		1,000	945
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	617

			6,915

Total Italy (Cost $13,147)			12,372

JAPAN 13.0%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		$600	607
Mizuho Financial Group, Inc.
1.625% (US0003M + 0.880%) due 09/11/2022 ~		700	702
1.745% (US0003M + 1.000%) due 09/11/2024 ~		900	904
3.922% due 09/11/2024 •		500	506
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		200	200
3.522% due 09/17/2025		400	392
4.345% due 09/17/2027		400	395
4.810% due 09/17/2030		400	397
Nomura Holdings, Inc. 2.329% due 01/22/2027		500	468

			4,571

SOVEREIGN ISSUES 12.3%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		1,400	1,375
Japan Bank for International Cooperation 1.750% due 10/17/2024		500	490
Japan Government International Bond
0.100% due 03/10/2028	JPY	457,065	3,944
0.100% due 06/20/2031		1,370,000	11,157
0.100% due 09/20/2031		2,927,800	23,815
0.300% due 06/20/2046		620,000	4,530
0.500% due 09/20/2046		202,000	1,546
0.500% due 03/20/2049		960,000	7,162
0.700% due 12/20/2048		772,000	6,081
0.700% due 06/20/2051		588,000	4,580
1.200% due 09/20/2035		1,340,000	12,179
1.300% due 06/20/2035		200,000	1,839
Tokyo Metropolitan Government
0.750% due 07/16/2025		$2,100	1,961

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

2.500% due 06/08/2022		600	602

			81,261

Total Japan (Cost $96,811)			85,832

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Saranac CLO Ltd. 1.646% due 08/13/2031 •		$1,700	1,694

Total Jersey, Channel Islands (Cost $1,700)			1,694

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Aroundtown SA
1.625% due 01/31/2028	EUR	700	742
5.375% due 03/21/2029		$200	210
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	400	442
CPI Property Group SA 2.750% due 05/12/2026		300	333

Total Luxembourg (Cost $1,833)			1,727

MALAYSIA 1.6%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	356
3.500% due 04/21/2030		300	306
4.550% due 04/21/2050		200	221
4.800% due 04/21/2060		200	233

			1,116

SOVEREIGN ISSUES 1.4%
Malaysia Government International Bond
3.828% due 07/05/2034	MYR	2,300	526
3.844% due 04/15/2033		900	208
4.065% due 06/15/2050		3,400	750
4.254% due 05/31/2035		11,600	2,757
4.642% due 11/07/2033		1,000	248
Malaysia Government Investment Issue
3.447% due 07/15/2036		600	129
4.119% due 11/30/2034		800	188
4.369% due 10/31/2028		17,300	4,252

			9,058

Total Malaysia (Cost $10,346)			10,174

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$800	807
Preferred Term Securities Ltd. 1.316% (US0003M + 0.400%) due 06/23/2035 ~		690	652

Total Multinational (Cost $1,391)			1,459

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Cooperatieve Rabobank UA
3.649% due 04/06/2028 •(b)		$1,200	1,197
3.758% due 04/06/2033 •(b)		400	399
Enel Finance International NV 2.650% due 09/10/2024		1,300	1,282
ING Groep NV 6.875% due 04/16/2022 •(h)(i)		400	401

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Vonovia Finance BV 5.000% due 10/02/2023		100	103

			3,382

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		157,575	204

Total Netherlands (Cost $3,582)			3,586

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	700	420

Total New Zealand (Cost $493)			420

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt AS 3.250% due 06/28/2023		$500	506

Total Norway (Cost $500)			506

PERU 1.1%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	2,200	576

SOVEREIGN ISSUES 1.0%
Peru Government International Bond
2.780% due 12/01/2060		$700	549
5.350% due 08/12/2040	PEN	1,100	247
5.940% due 02/12/2029		5,400	1,426
6.350% due 08/12/2028		15,200	4,125

			6,347

Total Peru (Cost $8,277)			6,923

QATAR 0.9%
CORPORATE BONDS & NOTES 0.2%
Qatar Energy
1.375% due 09/12/2026		$400	374
2.250% due 07/12/2031		300	277
3.125% due 07/12/2041		400	365
3.300% due 07/12/2051		500	460

			1,476

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
3.375% due 03/14/2024		200	203
3.875% due 04/23/2023		3,800	3,871
4.400% due 04/16/2050		400	451

			4,525

Total Qatar (Cost $5,990)			6,001

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
1.375% due 12/02/2029	EUR	540	512
1.750% due 07/13/2030		700	657
2.000% due 01/28/2032		100	92
2.000% due 04/14/2033		500	445
2.124% due 07/16/2031		100	95

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

2.125% due 03/07/2028		400	418
2.625% due 12/02/2040		400	338
2.875% due 04/13/2042		800	681
3.750% due 02/07/2034		600	621

Total Romania (Cost $4,784)			3,859

SAUDI ARABIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
1.625% due 11/24/2025		$500	475
2.750% due 04/16/2022		400	400

Total Saudi Arabia (Cost $900)			875

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	500	467
2.050% due 09/23/2036		500	426

Total Serbia (Cost $1,149)			893

SINGAPORE 2.5%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd. 3.500% due 09/18/2027		$300	296
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		400	393

			689

SOVEREIGN ISSUES 2.4%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	12,800	8,896
1.875% due 03/01/2050		100	63
2.250% due 08/01/2036		200	143
2.750% due 03/01/2046		100	75
2.875% due 07/01/2029		1,800	1,374
2.875% due 09/01/2030		6,800	5,216

			15,767

Total Singapore (Cost $16,848)			16,456

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$500	490

Total South Africa (Cost $500)			490

SOUTH KOREA 1.5%
SOVEREIGN ISSUES 1.5%
Korea Government International Bond
2.125% due 06/10/2027	KRW	1,225,000	975
2.375% due 12/10/2027		1,350,000	1,084
2.375% due 12/10/2028		5,820,000	4,635
2.625% due 06/10/2028		2,450,000	1,986
5.500% due 03/10/2028		1,350,000	1,270

Total South Korea (Cost $11,247)			9,950

SPAIN 1.5%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)	EUR	200	229
Banco Santander SA
1.849% due 03/25/2026		$200	187
3.848% due 04/12/2023		200	203

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Merlin Properties Socimi SA 2.225% due 04/25/2023	EUR	200	225

			844

		SHARES
PREFERRED SECURITIES 0.3%
Banco Santander SA
4.125% due 11/12/2027 •(h)(i)		800,000	815
5.250% due 09/29/2023 •(h)(i)		600,000	672
CaixaBank SA 5.875% due 10/09/2027 •(h)(i)		200,000	234

			1,721

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.1%
Autonomous Community of Catalonia 4.220% due 04/26/2035		200	268
Spain Government International Bond
0.850% due 07/30/2037		1,700	1,661
1.450% due 10/31/2071		1,600	1,299
3.450% due 07/30/2066		2,700	3,915

			7,143

Total Spain (Cost $11,705)			9,708

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	369
0.500% due 08/10/2023		400	294

Total Supranational (Cost $738)			663

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$200	205
Credit Suisse Group AG
2.003% (US0003M + 1.200%) due 12/14/2023 ~		800	802
2.193% due 06/05/2026 •		1,200	1,128
3.800% due 06/09/2023		800	808
3.869% due 01/12/2029 •		800	782
4.194% due 04/01/2031 •		1,200	1,186
4.282% due 01/09/2028		250	250
7.500% due 12/11/2023 •(h)(i)		300	311
UBS AG
5.125% due 05/15/2024 (i)		1,318	1,351
7.625% due 08/17/2022 (i)		1,600	1,624

Total Switzerland (Cost $8,783)			8,447

THAILAND 0.1%
SOVEREIGN ISSUES 0.1%
Thailand Government International Bond
1.585% due 12/17/2035	THB	19,600	503
3.300% due 06/17/2038		4,800	148

Total Thailand (Cost $691)			651

UNITED ARAB EMIRATES 0.0%
SOVEREIGN ISSUES 0.0%
Abu Dhabi Government International Bond 3.875% due 04/16/2050		$300	315

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Total United Arab Emirates (Cost $289)			315

UNITED KINGDOM 10.4%
CORPORATE BONDS & NOTES 5.3%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	886
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$3,300	3,384
Barclays PLC
4.375% due 03/15/2028 •(h)(i)		200	177
4.836% due 05/09/2028		1,000	1,022
5.088% due 06/20/2030 •		1,000	1,039
5.875% due 09/15/2024 •(h)(i)	GBP	400	528
7.125% due 06/15/2025 •(h)(i)		500	693
7.250% due 03/15/2023 •(h)(i)		700	946
8.000% due 06/15/2024 •(h)(i)		$400	424
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		900	898
HSBC Holdings PLC
1.178% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	2,300	1,725
1.488% (US0003M + 1.000%) due 05/18/2024 ~		$300	301
3.803% due 03/11/2025 •		400	402
4.041% due 03/13/2028 •		1,000	1,004
4.583% due 06/19/2029 •		800	824
4.750% due 07/04/2029 •(h)(i)	EUR	200	223
5.875% due 09/28/2026 •(h)(i)	GBP	300	396
6.500% due 03/23/2028 •(h)(i)		$700	714
Lloyds Bank PLC 4.875% due 03/30/2027	GBP	100	149
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$200	196
3.900% due 11/23/2023	AUD	800	610
4.582% due 12/10/2025		$500	511
4.650% due 03/24/2026		600	614
5.125% due 12/27/2024 •(h)(i)	GBP	800	1,049
Marks & Spencer PLC 3.750% due 05/19/2026		500	644
Nationwide Building Society
2.972% due 02/16/2028 •		$1,200	1,143
3.766% due 03/08/2024 •		1,200	1,207
NatWest Group PLC
3.875% due 09/12/2023		300	303
4.445% due 05/08/2030 •		500	514
Natwest Group PLC
4.600% due 06/28/2031 •(h)(i)		600	529
5.125% due 05/12/2027 •(h)(i)	GBP	400	520
6.000% due 12/29/2025 •(h)(i)		$800	819
8.000% due 08/10/2025 •(h)(i)		500	544
NatWest Markets PLC 1.000% due 05/28/2024	EUR	800	887
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$600	601
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	400	549
Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$2,400	2,456
7.375% due 06/24/2022 •(h)(i)	GBP	200	266
Santander U.K. PLC 1.134% (SONIO/N + 0.550%) due 02/12/2027 ~		500	659
Standard Chartered PLC
0.991% due 01/12/2025 •		$1,200	1,147
1.456% due 01/14/2027 •		1,200	1,093
2.608% due 01/12/2028 •		1,400	1,310
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	185	281
5.661% due 10/13/2041		97	151
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	667

			35,005

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Avon Finance PLC 1.197% due 09/20/2048 •		871	1,143
Business Mortgage Finance PLC 2.891% due 02/15/2041 •		82	108
Eurohome UK Mortgages PLC 1.187% due 06/15/2044 •		233	299
Eurosail PLC 1.972% due 06/13/2045 •		304	398
Finsbury Square PLC 1.077% due 03/16/2070 •		660	866

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Hawksmoor Mortgage Funding PLC 1.240% due 05/25/2053 •	750	987
Hawksmoor Mortgages 1.240% due 05/25/2053 •	1,364	1,795
Mansard Mortgages PLC 1.687% due 12/15/2049 •	98	127
Newgate Funding PLC
1.026% due 12/01/2050 •	217	274
2.037% due 12/15/2050 •	186	241
Precise Mortgage Funding PLC 1.466% due 12/12/2055 •	1,200	1,586
Residential Mortgage Securities PLC 1.547% due 06/20/2070 •	774	1,025
Ripon Mortgages PLC 1.204% due 08/28/2056 •	5,300	6,937
RMAC PLC 0.795% due 06/12/2046 •	1,747	2,295
RMAC Securities PLC 1.172% due 06/12/2044 •	336	426
Stratton Mortgage Funding PLC 0.992% due 07/20/2060 •	1,901	2,498
Towd Point Mortgage Funding 0.992% due 07/20/2045 •	1,791	2,355
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	894	1,179
Trinity Square PLC 0.936% due 07/15/2059 •	1,010	1,327

		25,866

	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	960	217

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.2%
United Kingdom Gilt
0.625% due 10/22/2050	1,600	1,571
1.500% due 07/31/2053	1,100	1,361
1.750% due 01/22/2049	1,300	1,693
3.250% due 01/22/2044	900	1,485
4.250% due 12/07/2040	1,200	2,183

		8,293

Total United Kingdom (Cost $71,202)		69,381

UNITED STATES 34.5%
ASSET-BACKED SECURITIES 5.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$626	626
ACE Securities Corp. Home Equity Loan Trust 0.737% due 07/25/2036 •	1,077	895
Amortizing Residential Collateral Trust 1.157% due 10/25/2031 •	0	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.397% due 06/25/2029 •	1	1
Argent Mortgage Loan Trust 0.937% due 05/25/2035 •	1,174	1,091
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.217% due 02/25/2036 •	1,387	1,255
Citigroup Mortgage Loan Trust
0.617% due 12/25/2036 •	427	280
0.977% due 03/25/2036 •	397	383
Citigroup Mortgage Loan Trust, Inc.
0.447% due 06/25/2037 •	2,575	2,544
1.447% due 07/25/2035 •	1,200	1,178
Countrywide Asset-Backed Certificates
0.597% due 06/25/2035 •	259	247
0.597% due 06/25/2037 ~	336	317
0.597% due 07/25/2037 •	235	224
0.597% due 06/25/2047 ^•	270	255
0.597% due 06/25/2047 •	827	789
0.607% due 04/25/2047 ^•	69	68
0.717% due 12/25/2036 ^•	294	287
0.737% due 03/25/2037 •	1,209	1,241

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

4.589% due 08/25/2035 ^~	175	166
Countrywide Asset-Backed Certificates Trust 1.807% due 04/25/2035 •	579	577
First Franklin Mortgage Loan Trust 0.572% due 07/25/2036 •	693	661
GSAMP Trust
1.102% due 11/25/2035 ^•	1,183	1,120
1.177% due 11/25/2035 •	1,000	915
Home Equity Mortgage Loan Asset-Backed Trust 0.697% due 04/25/2037 •	465	353
HSI Asset Securitization Corp. Trust 0.717% due 04/25/2037 •	664	405
LL ABS Trust 1.070% due 05/15/2029	919	894
Long Beach Mortgage Loan Trust 1.017% due 10/25/2034 •	12	12
Merrill Lynch Mortgage Investors Trust 0.757% due 08/25/2037 •	1,111	682
Morgan Stanley ABS Capital, Inc. Trust 0.587% due 10/25/2036 •	107	100
Morgan Stanley Home Equity Loan Trust
0.557% due 12/25/2036 •	832	495
0.687% due 04/25/2037 •	679	429
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ	140	47
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.892% due 03/25/2036 •	495	490
NovaStar Mortgage Funding Trust 0.587% due 03/25/2037 •	584	440
Option One Mortgage Loan Trust 0.597% due 01/25/2037 •	342	263
Renaissance Home Equity Loan Trust
3.007% due 12/25/2032 •	134	132
5.294% due 01/25/2037 þ	640	285
5.675% due 06/25/2037 ^þ	1,053	391
5.731% due 11/25/2036 þ	968	453
Residential Asset Mortgage Products Trust
0.897% due 12/25/2035 •	247	230
0.917% due 12/25/2035 •	748	679
Residential Asset Securities Corp. Trust 0.707% due 11/25/2036 ^•	1,882	1,803
Saxon Asset Securities Trust 2.207% due 12/25/2037 •	324	311
Soundview Home Loan Trust
0.607% due 06/25/2037 •	65	49
0.957% due 11/25/2036 •	1,273	1,232
Structured Asset Investment Loan Trust
0.587% due 07/25/2036 •	359	294
1.077% due 01/25/2036 •	819	797
Terwin Mortgage Trust 1.397% due 11/25/2033 •	17	16
Towd Point Mortgage Trust
1.457% due 05/25/2058 •	473	474
1.636% due 04/25/2060 ~	943	897
2.710% due 01/25/2060 ~	879	861
2.900% due 10/25/2059 ~	2,974	2,925
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	1,400	1,391

		32,951

CORPORATE BONDS & NOTES 6.6%
7-Eleven, Inc.
0.625% due 02/10/2023	1,600	1,576
0.800% due 02/10/2024	200	192
American Airlines Pass-Through Trust
3.000% due 04/15/2030	232	216
3.600% due 03/22/2029	286	279
American Tower Corp. 2.950% due 01/15/2025	800	792
Bank of America Corp.
2.551% due 02/04/2028 •	500	478
2.972% due 02/04/2033 •	500	469
Bayer U.S. Finance LLC
1.836% (US0003M + 1.010%) due 12/15/2023 ~	500	502
3.875% due 12/15/2023	300	303
4.250% due 12/15/2025	300	305
4.375% due 12/15/2028	700	717
Boeing Co.
1.950% due 02/01/2024	100	98
2.750% due 02/01/2026	1,800	1,747
3.250% due 02/01/2028	400	386
Broadcom, Inc.
2.450% due 02/15/2031	400	357
2.600% due 02/15/2033	300	261
3.469% due 04/15/2034	300	278

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Campbell Soup Co. 3.650% due 03/15/2023		229	232
Charles Schwab Corp. 0.750% due 03/18/2024		200	193
Charter Communications Operating LLC
3.750% due 02/15/2028		100	99
3.950% due 06/30/2062		900	731
4.464% due 07/23/2022		1,300	1,305
Citigroup, Inc.
3.070% due 02/24/2028 •		1,000	975
3.785% due 03/17/2033 •(j)		900	893
Corebridge Financial, Inc. 3.650% due 04/05/2027 (b)		500	499
Dell International LLC
6.100% due 07/15/2027		1,100	1,211
6.200% due 07/15/2030		200	228
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	191
DR Horton, Inc. 5.750% due 08/15/2023		1,300	1,347
Equitable Holdings, Inc. 3.900% due 04/20/2023		65	66
Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	300	334
1.700% due 06/30/2022	GBP	200	263
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	200	221
0.207% due 11/15/2023 •		100	108
1.744% due 07/19/2024		400	435
2.748% due 06/14/2024	GBP	400	510
3.087% due 01/09/2023		$600	601
3.350% due 11/01/2022		700	702
3.370% due 11/17/2023		600	600
3.375% due 11/13/2025		400	391
3.810% due 01/09/2024		200	200
4.000% due 11/13/2030		200	189
4.375% due 08/06/2023		600	606
4.535% due 03/06/2025	GBP	500	658
GA Global Funding Trust 2.250% due 01/06/2027		$400	374
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	704
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	800	888
2.640% due 02/24/2028 •		$1,800	1,723
3.615% due 03/15/2028 •		1,700	1,700
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		600	600
Hyatt Hotels Corp. 1.300% due 10/01/2023		300	292
Jackson National Life Global Funding 1.750% due 01/12/2025		400	383
JPMorgan Chase & Co. 2.947% due 02/24/2028 •		1,300	1,270
Kilroy Realty LP 3.450% due 12/15/2024		100	100
Mileage Plus Holdings LLC 6.500% due 06/20/2027		700	731
Morgan Stanley 2.630% due 02/18/2026 •		1,000	982
MPT Operating Partnership LP 2.500% due 03/24/2026	GBP	900	1,122
Nissan Motor Acceptance Co. LLC
1.656% due 09/28/2022 •		$1,000	998
2.450% due 09/15/2028		500	438
Oracle Corp.
2.875% due 03/25/2031 (j)		2,300	2,101
3.950% due 03/25/2051 (j)		300	263
4.100% due 03/25/2061 (j)		100	86
Organon & Co. 5.125% due 04/30/2031		400	387
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	90
2.950% due 03/01/2026		100	95
3.450% due 07/01/2025		100	98
4.000% due 12/01/2046		100	83
4.200% due 03/01/2029		600	591
4.550% due 07/01/2030		200	199
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,400	1,416
Principal Life Global Funding 1.375% due 01/10/2025		400	381
SL Green Operating Partnership LP 3.250% due 10/15/2022		500	501
Southern California Edison Co.
0.910% (SOFRRATE + 0.640%) due 04/03/2023 ~		500	500

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

1.100% due 04/01/2024	300	290
1.100% (SOFRRATE + 0.830%) due 04/01/2024 ~	100	100
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	600	595
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	225	230
Walt Disney Co.
3.500% due 05/13/2040	100	98
3.600% due 01/13/2051	200	199
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	800	679

		44,031

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	1,188	1,179
CenturyLink, Inc. 2.707% (LIBOR03M + 2.250%) due 03/15/2027 ~	377	368
Charter Communications Operating LLC 2.210% (LIBOR03M + 1.750%) due 02/01/2027 ~	568	563

		2,110

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026	600	574

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
American Home Mortgage Investment Trust 2.329% due 09/25/2045 •	1	1
Banc of America Mortgage Trust 2.713% due 02/25/2036 ^~	25	25
Bear Stearns Adjustable Rate Mortgage Trust 2.480% due 08/25/2033 ~	1	1
Bear Stearns ALT-A Trust
0.777% due 02/25/2034 ~	22	21
2.829% due 11/25/2035 ^~	15	13
2.874% due 09/25/2035 ^~	14	10
3.292% due 08/25/2036 ^~	26	16
3.322% due 03/25/2036 ^~	80	71
Bear Stearns Structured Products, Inc. Trust 2.340% due 12/26/2046 ^~	15	13
Chase Mortgage Finance Trust 3.153% due 07/25/2037 ~	26	23
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	841	782
3.000% due 11/27/2051 ~	1,967	1,894
Citigroup Mortgage Loan Trust, Inc.
0.807% due 10/25/2035 •	1,131	652
2.190% due 09/25/2035 •	1	1
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.257% due 09/25/2035 ^~	112	106
Countrywide Alternative Loan Trust
0.869% due 03/20/2046 ~	36	30
1.017% due 02/25/2037 •	27	24
1.141% due 12/25/2035 •	27	25
1.641% due 11/25/2035 •	6	6
5.250% due 06/25/2035 ^	4	4
Countrywide Home Loan Mortgage Pass-Through Trust
0.917% due 05/25/2035 •	14	12
1.097% due 03/25/2035 •	22	20
1.117% due 02/25/2035 •	4	3
2.696% due 11/25/2034 ~	3	3
3.095% due 08/25/2034 ^~	1	1
5.500% due 01/25/2035	228	224
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	826	707
5.863% due 02/25/2037 ^~	154	46
DBUBS Mortgage Trust 0.736% due 11/10/2046 ~(a)	34	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.207% due 10/25/2047 •	579	531
Extended Stay America Trust 1.477% due 07/15/2038 •	1,590	1,573
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	376	350
2.500% due 01/25/2052 ~	1,599	1,489
2.500% due 02/25/2052 ~	750	698
2.500% due 04/25/2052 ~	482	446
2.500% due 07/25/2052 ~	1,265	1,171
3.000% due 08/26/2052 «~	2,000	1,904
GSR Mortgage Loan Trust
0.787% due 12/25/2034 •	16	15
2.304% due 04/25/2035 ~	34	36

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

2.871% due 01/25/2036 ^~	18	18
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	262	261
IndyMac INDX Mortgage Loan Trust
0.877% due 05/25/2046 ~	277	265
0.937% due 07/25/2035 •	11	10
J.P. Morgan Mortgage Trust
3.000% due 12/25/2051 ~	1,599	1,530
3.000% due 05/25/2052 ~	4,915	4,688
JP Morgan Mortgage Trust
2.681% due 02/25/2036 ^~	13	11
2.877% due 07/27/2037 ~	40	38
3.000% due 01/25/2052 ~	4,758	4,538
JPMorgan Mortgage Trust 3.000% due 03/25/2052 ~	3,048	2,955
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,296
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.837% due 12/15/2030 ~	2	2
MFA Trust
1.381% due 04/25/2065 ~	874	862
1.947% due 04/25/2065 ~	318	314
Morgan Stanley Bank of America Merrill Lynch Trust 0.897% due 12/15/2048 ~(a)	806	4
Morgan Stanley Capital Trust 1.566% due 12/15/2023 ~	1,700	1,688
Morgan Stanley Mortgage Loan Trust 1.992% due 06/25/2036 ~	14	14
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,040	1,019
2.750% due 11/25/2059 ~	860	846
OBX Trust 3.000% due 01/25/2052 ~	1,974	1,890
One New York Plaza Trust 1.347% due 01/15/2036 •	1,600	1,578
Residential Accredit Loans, Inc. Trust
0.607% due 02/25/2047 •	22	10
0.817% due 06/25/2046 ~	234	64
0.877% due 04/25/2046 ~	378	129
1.016% due 10/25/2037 ~	175	170
6.000% due 06/25/2036	422	401
Structured Adjustable Rate Mortgage Loan Trust 2.329% due 04/25/2034 ~	1	1
Structured Asset Mortgage Investments Trust
0.677% due 09/25/2047 ~	60	54
0.877% due 05/25/2036 •	5	5
0.897% due 05/25/2036 •	44	41
0.917% due 05/25/2045 •	10	10
1.029% due 07/19/2034 •	1	1
1.109% due 09/19/2032 •	1	1
1.149% due 03/19/2034 •	2	2
1.641% due 08/25/2047 ^•	22	21
Structured Asset Securities Corp. 0.737% due 01/25/2036 •	194	186
Structured Asset Securities Corp. Mortgage Loan Trust 0.747% due 10/25/2036 •	377	348
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	10
Thornburg Mortgage Securities Trust
3.261% due 06/25/2047 ^•	14	13
3.261% due 06/25/2047 •	1	1
UWM Mortgage Trust
2.500% due 11/25/2051 ~	2,145	1,989
2.500% due 12/25/2051 ~	98	91
3.000% due 01/25/2052 ~	592	565
Wachovia Mortgage Loan Trust LLC 2.194% due 10/20/2035 ^~	25	24
WaMu Mortgage Pass-Through Certificates Trust
1.077% due 01/25/2045 •	34	33
1.121% due 06/25/2046 •	18	18
1.141% due 02/25/2046 •	41	40
1.473% due 02/27/2034 •	2	2
2.366% due 03/25/2033 ~	4	4
2.388% due 12/25/2036 ^~	98	93
2.777% due 03/25/2035 ~	15	16
2.867% due 04/25/2035 ~	13	13

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 1.081% due 07/25/2046 ^•	17	11

		41,141

	SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(h)	300,000	323
Bank of America Corp. 5.875% due 03/15/2028 •(h)	700,000	708
Charles Schwab Corp. 5.375% due 06/01/2025 •(h)	500,000	517
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(h)	400,000	372
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)	1,500,000	1,439

		3,359

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
0.537% due 09/25/2042 •	8	8
0.577% due 03/25/2034 •	1	1
0.607% due 08/25/2034 •	1	1
0.857% due 06/25/2036 •	11	11
1.304% due 10/01/2044 •	6	6
1.640% due 12/01/2034 •	1	1
1.959% due 05/25/2035 ~	3	3
2.423% due 11/01/2034 •	9	10
3.000% due 03/01/2060	703	698
3.500% due 01/01/2059	1,217	1,231
6.000% due 07/25/2044	5	6
Freddie Mac
0.456% due 01/15/2038 •	171	170
0.897% due 12/15/2032 •	2	2
0.997% due 12/15/2037 •	3	3
1.341% due 10/25/2044 •	19	19
1.865% due 01/15/2038 ~(a)	171	10
2.000% due 03/01/2035 •	3	3
2.075% due 04/01/2035 •	11	11
Ginnie Mae
0.906% due 05/20/2066 - 06/20/2066 •	2,591	2,604
0.956% due 11/20/2066 •	439	442
1.875% due 04/20/2028 - 06/20/2030 •	1	1
2.000% due 04/20/2030 - 05/20/2030 •	1	0
3.000% due 07/20/2046 - 05/20/2047	20	20
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	3,803	3,537
2.500% due 02/01/2051	679	649
3.000% due 10/01/2049 - 06/01/2051	1,935	1,903
3.500% due 10/01/2034 - 07/01/2050	1,450	1,467
4.000% due 06/01/2050	571	585
Uniform Mortgage-Backed Security, TBA
3.500% due 04/01/2052 - 06/01/2052	46,400	46,229
4.000% due 05/01/2052	19,300	19,634

		79,265

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Bonds
1.375% due 11/15/2040	2,400	1,964
1.875% due 02/15/2041	700	624
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028	10,141	10,854
3.875% due 04/15/2029	855	1,131
U.S. Treasury Notes
2.875% due 04/30/2025 (n)(p)	10,600	10,711

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

			25,284

Total United States (Cost $231,057)			228,715

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (k) 0.1%			373

ISRAEL TREASURY BILLS 1.0%
(0.003)% due 04/06/2022 - 12/07/2022 (d)(e)	ILS	20,800	6,509

JAPAN TREASURY BILLS 0.9%
(0.082)% due 07/04/2022 (e)(f)	JPY	690,000	5,669

Total Short-Term Instruments (Cost $12,599)			12,551

Total Investments in Securities (Cost $704,887)			675,536

		SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short Asset Portfolio		30,315	299
PIMCO Short-Term Floating NAV Portfolio III		5,237,003	50,851

Total Short-Term Instruments (Cost $51,157)			51,150

Total Investments in Affiliates (Cost $51,157)			51,150

Total Investments 109.7% (Cost $756,044)			$726,686
Financial Derivative Instruments (m)(o) 1.3%(Cost or Premiums, net $(12,887))			8,394
Other Assets and Liabilities, net (11.0)%			(72,733)

Net Assets 100.0%			$662,347

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.785%	03/17/2033	03/10/2022		$900	$893	0.13%
Deutsche Bank AG				3.729	01/14/2032	01/11/2021		1,100	983	0.15
Oracle Corp.				2.875	03/25/2031	03/22/2021		2,297	2,101	0.32
Oracle Corp.				3.950	03/25/2051	03/22/2021		299	263	0.04
Oracle Corp.				4.100	03/25/2061	03/22/2021		100	86	0.01

								$4,696	$4,326	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$373	U.S. Treasury Bills 0.000% due 08/04/2022			$(381)	$373	$373

Total Repurchase Agreements								$(381)	$373	$373

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

MYI				(0.580)%	02/14/2022		08/15/2022	EUR	(10,533)	$(11,644)

Total Reverse Repurchase Agreements										$(11,644)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (18.4)%
U.S. Government Agencies (18.4)%
Fannie Mae, TBA						3.000%	06/01/2040	$14,300	$(13,844)	$(13,939)
Uniform Mortgage-Backed Security, TBA						2.000	04/01/2037	9,300	(9,188)	(9,033)
Uniform Mortgage-Backed Security, TBA						2.000	04/01/2052	57,650	(54,887)	(53,522)
Uniform Mortgage-Backed Security, TBA						2.500	05/01/2052	45,000	(42,961)	(42,847)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA	3.000	04/01/2052	2,000	(1,956)	(1,957)
Uniform Mortgage-Backed Security, TBA	3.500	04/01/2037	400	(411)	(408)

Total Short Sales (18.4)%	$(123,247)	$(121,706)

(l)	Securities with an aggregate market value of $11,328 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(13,238) at a weighted average interest rate of (0.603)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Call Options Strike @ EUR 98.125 on Euribor 1-Year Mid Curve June 2022 Futures	$98.125	06/10/2022	53	$133	$(11)	$(3)
Call - CME Call Options Strike @ EUR 98.375 on Euribor 1-Year Mid Curve April 2022 Futures	98.375	04/14/2022	35	88	(17)	0
Put - CME Put Options Strike @ EUR 97.375 on Euribor 1-Year Mid Curve June 2022 Futures	97.375	06/10/2022	53	133	(15)	(53)
Put - CME Put Options Strike @ EUR 98.375 on Euribor 1-Year Mid Curve April 2022 Futures	98.375	04/14/2022	35	88	(15)	(112)

Total Written Options	$(58)	$(168)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note June Futures	06/2022	242	$19,900	$(355)	$85	$0
Australia Government 10-Year Bond June Futures	06/2022	124	11,760	(501)	97	(41)
Euro-BTP Italy Government Bond June Futures	06/2022	263	40,240	(1,885)	343	(29)
Euro-Buxl 30-Year Bond June Futures	06/2022	9	1,854	(170)	29	(2)
Euro-Schatz June Futures	06/2022	553	67,743	(595)	119	(86)
U.S. Treasury 10-Year Note June Futures	06/2022	199	24,452	(549)	50	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	9	1,594	(64)	9	0

$(4,119)	$732	$(158)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	35	$(8,498)	$48	$0	$(4)
Canada Government 10-Year Bond June Futures	06/2022	98	(10,235)	391	0	(46)
Euro-Bobl June Futures	06/2022	370	(52,744)	1,840	147	(311)
Euro-Bund 10-Year Bond June Futures	06/2022	214	(37,561)	1,739	50	(355)
Euro-OAT France Government 10-Year Bond June Futures	06/2022	103	(17,264)	468	27	(165)
Japan Government 10-Year Bond June Futures	06/2022	7	(8,608)	60	0	(39)
Put Options Strike @ EUR 131.500 on Euro-Bobl Bond May 2022 Futures (1)	04/2022	20	(60)	(51)	16	(8)
U.S. Treasury 5-Year Note June Futures	06/2022	63	(7,225)	185	0	(9)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	28	(3,793)	124	0	(11)
U.S. Treasury 30-Year Bond June Futures	06/2022	23	(3,451)	105	0	(14)
United Kingdom Long Gilt June Futures	06/2022	117	(18,633)	300	19	(65)

$5,209	$259	$(1,027)

Total Futures Contracts	$1,090	$991	$(1,185)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Auchan Holding S.A.	1.000%	Quarterly	12/20/2027	1.740%	EUR	300	$(18)	$5	$(13)	$2	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.285	300	2	0	2	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.081	$700	13	(8)	5	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.269	EUR	1,000	(6)	(11)	(17)	0	(4)
General Motors Co.	5.000	Quarterly	12/20/2026	1.638	$300	60	(16)	44	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	5.092	EUR	800	53	(55)	(2)	1	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.339	500	18	(1)	17	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.149	800	0	2	2	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.473	400	(13)	21	8	0	0

$109	$(63)	$46	$3	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$4,100	$(391)	$122	$(269)	$0	$0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	1,600	7	(7)	0	1	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	15,100	(93)	(5)	(98)	0	(5)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	17,500	(111)	116	5	16	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	3,800	23	(12)	11	3	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	9,100	(66)	(9)	(75)	0	0

$(631)	$205	$(426)	$20	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$24,200	$279	$143	$422	$0	$(3)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	24,600	351	51	402	0	(1)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	600	47	7	54	0	(1)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	400	29	4	33	0	(1)

$706	$205	$911	$0	$(6)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	$3,900	$0	$1	$1	$0	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	19,800	(1)	9	8	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	17,000	0	1	1	0	(7)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	4,300	0	1	1	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	12,700	1	4	5	2	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	12,700	0	1	1	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	10,100	0	1	1	1	0

$0	$18	$18	$4	$(8)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	23,100	$(30)	$(384)	$(414)	$0	$(5)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Pay (7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2024		46,000	(1,716)	(362)	(2,078)	0	(65)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027		5,200	(426)	(30)	(456)	0	(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		10,500	(1,018)	(130)	(1,148)	44	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		2,300	(481)	(16)	(497)	26	0
Pay (7)	1-Day INR-MIBOR Compounded-OIS	5.750	Annual	03/15/2024	INR	4,374,600	67	(98)	(31)	20	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		1,206,600	63	76	139	1	(11)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		90,500	8	(6)	2	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022	JPY	1,020,000	0	1	1	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023		2,310,000	15	(22)	(7)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024		1,940,000	4	7	11	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,060,000	0	(106)	(106)	44	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		900,000	152	(180)	(28)	43	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,790,000	(215)	(206)	(421)	122	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		350,000	2	64	66	0	(27)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	36,670	105	232	337	0	(22)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		700	(5)	44	39	0	(4)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		920	(34)	(18)	(52)	5	0
Pay (7)	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2032		400	0	2	2	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$241,700	654	2,765	3,419	0	(46)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		13,100	0	84	84	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		11,100	0	53	53	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		6,700	145	115	260	0	(2)
Receive (7)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		2,700	26	79	105	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		2,700	(16)	(128)	(144)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		100	0	(3)	(3)	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		300	(3)	(15)	(18)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		6,700	257	153	410	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		36,400	879	63	942	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		3,700	13	(213)	(200)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		2,100	(5)	(64)	(69)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		3,400	(9)	(50)	(59)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		4,000	(11)	(46)	(57)	5	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		7,500	(305)	(282)	(587)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		1,300	0	(70)	(70)	4	0
Pay (7)	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		20,300	(34)	(768)	(802)	60	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	02/28/2032		200	1	5	6	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		1,100	(5)	(29)	(34)	4	0
Receive (7)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		100	7	1	8	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	307	(4)	303	6	(9)
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		3,600	(109)	(286)	(395)	31	0
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	17,700	0	(139)	(139)	10	0
Pay(7)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		8,000	0	(68)	(68)	5	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		6,000	0	(215)	(215)	4	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,200	(26)	(72)	(98)	2	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(39)	(143)	(182)	3	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,900	173	(249)	(76)	12	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	(514)	(405)	19	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		11,700	(88)	(821)	(909)	26	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		8,500	(537)	(353)	(890)	14	(1)
Pay	3-Month CAD-Bank Bill	1.585	Semi-Annual	07/19/2031		1,100	(32)	(60)	(92)	3	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	(19)	(105)	4	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		600	20	(35)	(15)	5	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	14,900	(16)	(665)	(681)	40	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		8,300	0	(79)	(79)	27	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(21)	(21)	7	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		2,300	0	(22)	(22)	8	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		1,400	0	(14)	(14)	5	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		1,700	0	(20)	(20)	6	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		9,200	(21)	(88)	(109)	33	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	91,500	36	(1)	35	0	(21)
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	16,200	6	(67)	(61)	7	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		18,500	(2)	(76)	(78)	8	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		400	0	(14)	(14)	0	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(122)	(71)	9	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		$37,600	33	790	823	0	(2)
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		6,950	0	80	80	0	(1)
Receive(7)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		66,900	727	368	1,095	0	(11)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		1,400	(3)	46	43	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		5,950	0	172	172	0	(1)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		7,050	0	212	212	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		5,500	155	(453)	(298)	1	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		25,650	244	1,884	2,128	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		27,700	(331)	1,817	1,486	1	(2)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		3,000	(164)	(174)	(338)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		19,500	1,082	(963)	119	0	(15)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		11,900	118	(778)	(660)	10	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		1,100	(3)	(59)	(62)	2	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		3,200	(7)	(150)	(157)	4	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		700	(2)	(32)	(34)	1	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		10,820	1,044	438	1,482	0	(31)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		2,400	42	375	417	0	(13)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		2,000	62	423	485	0	(17)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		700	(42)	78	36	0	(7)
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		700	0	22	22	0	(7)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		500	0	69	69	0	(5)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	7	11	1	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	3,900	(84)	472	388	0	(20)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(86)	(86)	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024	EUR	40,900	(949)	(360)	(1,309)	36	0
Pay (7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027	91,500	(5,495)	(1,499)	(6,994)	243	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	72,670	(6,927)	(1,015)	(7,942)	476	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036	200	9	28	37	0	(2)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	300	0	73	73	0	(2)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	6,300	789	164	953	0	(63)
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	600	0	166	166	0	(5)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022	JPY	1,020,000	0	2	2	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(158)	(153)	4	0
Pay	UKRPI	3.740	Maturity	03/15/2031	GBP	1,300	1	(274)	(273)	0	(22)
Pay	UKRPI	3.700	Maturity	04/15/2031	2,100	20	(484)	(464)	0	(36)

$(11,842)	$(2,452)	$(14,294)	$1,488	$(501)

Total Swap Agreements	$(11,658)	$(2,087)	$(13,745)	$1,515	$(524)

(n)	Securities with an aggregate market value of $3,112 and cash of $11,650 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2022	AUD	671	$489	$0	$(13)
04/2022	DKK	30,284	4,783	280	0
04/2022	JPY	34,000	274	0	(6)
05/2022	$1,576	CNH	10,085	7	0
06/2022	HKD	3,520	$451	1	0
06/2022	$281	MXN	5,891	11	0
06/2022	202	THB	6,732	1	0
06/2022	753	ZAR	11,507	28	0
07/2022	JPY	690,000	$5,671	0	(12)
05/2023	CNH	10,195	1,576	0	(8)
BPS	04/2022	AUD	4,042	2,992	1	(33)
04/2022	CAD	842	667	0	(7)
04/2022	CHF	952	1,026	2	(6)
04/2022	DKK	18,520	2,877	123	0
04/2022	EUR	1,207	1,309	0	(27)
04/2022	$1,405	AUD	1,931	40	0
04/2022	686	CAD	873	12	0
04/2022	1,261	DKK	8,235	0	(36)
04/2022	7,929	EUR	7,125	18	(65)
04/2022	2,087	GBP	1,557	0	(42)
04/2022	1,922	JPY	221,400	0	(104)
04/2022	933	NZD	1,364	12	0
05/2022	18,953	CNH	121,164	61	0
06/2022	ILS	2,961	$911	0	(19)
06/2022	SGD	7,227	5,298	0	(33)
06/2022	$3,605	MYR	15,201	0	(6)
07/2022	147	MXN	3,069	5	0
08/2022	23	496	2	0
10/2022	PEN	1,656	$406	0	(37)
03/2023	CNH	4,642	719	0	(3)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

BRC	05/2022	JPY	9,422,987		77,679	231	0
	05/2022		$197	KRW	239,256	0	0
	06/2022	MYR	841		$198	0	(1)
	06/2022	SGD	493		364	0	0
CBK	04/2022	BRL	10,139		2,140	10	0
	04/2022	CAD	551		429	0	(12)
	04/2022	DKK	53,104		8,263	365	0
	04/2022	ILS	1,400		435	2	(6)
	04/2022	JPY	9,582,562		83,005	4,292	0
	04/2022	MXN	497		23	0	(2)
	04/2022		$1,954	BRL	10,139	175	0
	04/2022		358	CHF	331	0	0
	04/2022		1,274	CLP	997,548	0	(12)
	04/2022		1,308	DKK	8,490	0	(46)
	04/2022		5,029	NOK	44,864	67	0
	04/2022		1,478	PEN	5,537	27	0
	05/2022	BRL	957		$198	0	(2)
	05/2022	PEN	661		160	0	(19)
	05/2022		$142	CNH	908	1	0
	05/2022		174	PEN	661	5	0
	06/2022	ILS	3,700		$1,141	0	(20)
	06/2022	MXN	479		22	0	(1)
	06/2022	SGD	908		667	0	(3)
	06/2022		$108	MXN	2,272	4	0
	06/2022		1,250	THB	41,460	0	(2)
	08/2022	ILS	3,925		$1,219	0	(17)
	08/2022	PEN	1,105		273	0	(24)
	10/2022	ILS	300		96	1	0
	10/2022	PEN	9,737		2,460	0	(138)
	11/2022		9,069		2,285	0	(130)
	12/2022	ILS	5,301		1,703	25	0
	12/2022	PEN	6,198		1,608	0	(37)
	12/2022		$583	PEN	2,446	66	0
	05/2023	CNH	821		$127	0	(1)
DUB	04/2022		$6,049	DKK	40,999	48	0
	05/2022		46	CNH	294	0	0
	07/2022	DKK	38,186		$5,655	0	(44)
	05/2023	CNH	297		46	0	0
GLM	04/2022	BRL	10,139		2,051	0	(79)
	04/2022	PEN	5,537		1,391	0	(113)
	04/2022 «	RUB	116		1	0	0
	04/2022		$2,140	BRL	10,139	0	(10)
	05/2022	CNH	22,479		$3,512	0	(15)
	05/2022	KRW	12,441,983		10,083	0	(151)
	05/2022		$1,839	BRL	9,182	74	0
	06/2022		4	THB	141	0	0
	06/2022		528	ZAR	8,098	21	0
	11/2022	ILS	7,100		$2,297	53	0
	03/2023	CNH	8,766		1,357	0	(7)
HUS	04/2022	AUD	3,388		2,540	4	0
	04/2022	CAD	392		311	0	(3)
	04/2022	CHF	245		264	0	(1)
	04/2022	DKK	4,560		711	33	0
	04/2022	EUR	7,645		8,403	0	(54)
	04/2022	GBP	419		551	0	0
	04/2022		$1,078	CHF	989	0	(8)
	04/2022		979	DKK	6,405	1	(27)
	04/2022		11,903	EUR	10,807	57	(5)
	04/2022		717	GBP	546	1	0
	04/2022		1,193	NOK	10,290	0	(24)
	04/2022		3,269	NZD	4,714	7	(8)
	05/2022	CHF	323		$350	0	0
	05/2022		$652	MXN	13,550	24	0
	06/2022	SGD	2,028		$1,495	0	(1)
IND	05/2022	CNH	6,279		982	0	(3)
	05/2022		$2,506	CNH	16,031	10	0
	05/2023	CNH	16,208		$2,506	0	(13)
JPM	04/2022	DKK	2,775		406	0	(7)
	04/2022	JPY	46,000		399	22	0
	05/2022	CNH	162,087		25,491	56	0
	05/2022	CNY	70,524		11,103	30	0
	05/2022	KRW	43,552		35	0	0
	05/2022		$13,088	CNH	83,747	54	0
	05/2022		560	IDR	8,034,550	0	(1)
	06/2022	SGD	188		$138	0	(1)
	06/2022	THB	93,490		2,816	1	0
	06/2022		$458	MXN	9,563	17	0
	06/2022		869	THB	29,116	7	0
	06/2022		198	ZAR	3,102	12	0
	12/2022	ILS	800		$259	6	0
MBC	05/2022	CNH	104,504		16,448	48	0
	05/2022		$169	CLP	133,620	0	0
	05/2022		2,827	IDR	40,524,974	4	(9)
	06/2022		259	MYR	1,087	0	(1)
	08/2022		203	PEN	772	5	0
MYI	04/2022	DKK	90,442		$14,275	824	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

04/2022	NZD	6,974	4,680	0	(153)
04/2022	$1,314	CAD	1,641	0	(1)
04/2022	19,037	DKK	128,822	121	0
04/2022	62,261	EUR	55,912	0	(408)
04/2022	2,842	GBP	2,163	6	(6)
05/2022	EUR	55,912	$62,315	410	0
06/2022	SGD	5,044	3,705	0	(16)
07/2022	DKK	133,556	19,818	3	(115)
RBC	04/2022	$859	CAD	1,092	14	0
SCX	04/2022	EUR	64,992	$73,093	1,195	0
04/2022	GBP	39,943	53,608	1,137	0
04/2022	NOK	55,159	6,387	122	0
05/2022	CNH	104,258	16,396	35	0
05/2022	CNY	47,834	7,525	15	0
05/2022	GBP	36,096	47,517	108	0
05/2022	$162	CLP	127,705	0	(1)
05/2022	6,387	NOK	55,180	0	(122)
06/2022	SGD	4,918	$3,618	0	(11)
09/2022	MYR	57,986	13,792	50	0
SOG	06/2022	ILS	2,024	622	0	(14)
TOR	04/2022	CAD	10,152	8,005	0	(115)
04/2022	$4,046	AUD	5,638	173	0
04/2022	7,972	CAD	9,957	0	(7)
05/2022	CAD	9,958	$7,972	7	0
UAG	06/2022	$219	ZAR	3,416	13	0

Total Forward Foreign Currency Contracts	$10,703	$(2,484)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC EUR versus CHF	CHF	1.015	05/24/2022	2,968	$15	$24

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	2,600	$75	$108

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2025	EUR	97.000	05/23/2025	1,100	$83	$244

Total Purchased Options	$173	$376

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	2,100	$(3)	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	2,200	(2)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	2,000	(3)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	900	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	06/15/2022	800	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	06/15/2022	3,900	(8)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	06/15/2022	3,100	(5)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	1,800	(8)	(2)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	500	(1)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	05/18/2022	700	(5)	(3)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.000	06/15/2022	500	(5)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	06/15/2022	200	(2)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.500	06/15/2022	200	(2)	(1)
BRC	Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	04/20/2022	400	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	3,200	(4)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	900	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	06/15/2022	1,400	(3)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	05/18/2022	1,600	(2)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	05/18/2022	1,400	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	05/18/2022	3,400	(5)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	06/15/2022	2,900	(5)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	06/15/2022	1,600	(3)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	2,200	(10)	(3)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	1,100	(1)	(1)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	05/18/2022	1,400	(2)	(2)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	700	(3)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	05/18/2022	1,300	(1)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	1,300	(2)	(1)
GST	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	05/18/2022	700	(4)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	1,000	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	900	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.050	05/18/2022	1,300	(2)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.500	05/18/2022	500	(3)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	05/18/2022	1,600	(3)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	06/15/2022	1,500	(3)	(2)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,300	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	1,200	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	1,300	(2)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	06/15/2022	900	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	04/20/2022	1,200	(5)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.500	06/15/2022	500	(5)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	1,700	(6)	(3)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	1,500	(5)	(3)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,000	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	1,000	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	900	(2)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	06/15/2022	2,900	(4)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	2,300	(4)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	1,600	(2)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	05/18/2022	1,400	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.050	05/18/2022	1,800	(3)	(1)

$(158)	$(63)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC EUR versus CHF	CHF	1.050	05/24/2022	2,968	$(16)	$(7)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310%	01/11/2024	22,600	$(73)	$(192)
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	06/16/2022	12,600	(22)	(4)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	06/16/2022	12,600	(22)	(66)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.171	04/13/2022	6,100	(19)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.621	04/13/2022	6,100	(19)	(182)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	04/07/2022	1,000	(5)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.700	04/07/2022	1,000	(5)	(16)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.775	04/19/2022	3,100	(8)	(2)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.175	04/19/2022	3,100	(8)	(20)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(234)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	05/09/2022	1,200	(5)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	05/09/2022	1,200	(10)	(26)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/16/2022	1,000	(4)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/16/2022	1,000	(4)	(9)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	600	(2)	(1)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	600	(2)	(6)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.900	05/24/2022	3,300	(17)	(14)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	05/24/2022	3,300	(17)	(14)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	66,900	(133)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	66,900	(133)	(1,103)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	2,100	(8)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	2,100	(8)	(17)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	1.417	04/01/2022	5,300	(26)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.817	04/01/2022	5,300	(26)		(142)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR		Receive	0.820	12/16/2024	6,200	(44)		(30)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	0.450	04/08/2022	1,800	(7)		0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	0.650	04/08/2022	1,800	(10)		(34)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	1.670	06/16/2022	4,200	(17)		(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.370	06/16/2022	4,200	(17)		(37)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	0.150	07/12/2022	3,100	(24)		(1)

								$(778)		$(2,163)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index			Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR			10/07/2022	9,500	$(10)		$0
	Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR			10/08/2022	5,250	(5)		0

								$(15)		$0

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052			$98.391	05/05/2022		300	$(2)		$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052			98.469	05/05/2022		300	(1)		0

								$(3)		$(1)

Total Written Options								$(970)		$(2,234)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.029%	$200	$(7)	$6	$0	$(1)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	1,700	(61)	57	0	(4)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	3,000	(73)	41	0	(32)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.192	800	(15)	7	0	(8)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	1,200	(41)	38	0	(3)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	2,000	(51)	30	0	(21)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	1,000	(35)	33	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.192	1,600	(31)	15	0	(16)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	1,700	(59)	55	0	(4)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	800	(20)	11	0	(9)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(5)	3	0	(2)

							$(398)	$296	$0	$(102)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.574%	$900	$(22)	$34	$12	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.574	600	(15)	23	8	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.453	400	12	(2)	10	0

							$(25)	$55	$30	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$3,918	AUD	5,200	$25	$(23)	$2	$0
CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	2,898		4,200	1	(1)	0	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	2,829		4,100	(15)	(1)	0	(16)
MYC	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Maturity	10/14/2030	1,293		1,800	9	(7)	2	0

								$20	$(32)	$4	$(16)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.250%	Quarterly	03/16/2027	MYR	1,600	$(1)	$2	$1	$0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		100	0	1	1	0
	Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032		18,900	62	133	195	0
	Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	THB	38,500	6	(18)	0	(12)
BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	1,500	(4)	12	8	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		1,200	0	6	6	0
JPM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		2,400	(5)	17	12	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		2,200	(4)	15	11	0
	Pay	6-Month THB-THBFIX	2.000	Semi-Annual	06/15/2032	THB	134,400	(22)	(43)	0	(65)
SCX	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	MYR	2,400	(2)	11	9	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		1,600	(5)	13	8	0

								$25	$149	$251	$(77)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2022	$7,500	$2	$669	$671	$0
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	8,000	2	683	685	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	09/20/2022	3,300	0	(42)	0	(42)

								$4	$1,310	$1,356	$(42)

Total Swap Agreements								$(374)	$1,778	$1,641	$(237)

(p)

Securities with an aggregate market value of $1,613 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$135	$0	$135
Australia
Corporate Bonds & Notes	0	304	0	304
Non-Agency Mortgage-Backed Securities	0	509	0	509
Sovereign Issues	0	3,102	0	3,102
Canada
Corporate Bonds & Notes	0	636	0	636
Non-Agency Mortgage-Backed Securities	0	1,357	0	1,357
Sovereign Issues	0	4,907	0	4,907
Cayman Islands
Asset-Backed Securities	0	46,317	0	46,317
Corporate Bonds & Notes	0	2,708	0	2,708
Non-Agency Mortgage-Backed Securities	0	2,339	0	2,339
Chile
Sovereign Issues	0	593	0	593
China
Sovereign Issues	0	43,674	0	43,674
Denmark
Corporate Bonds & Notes	0	27,158	0	27,158
France
Corporate Bonds & Notes	0	6,588	0	6,588
Sovereign Issues	0	12,907	0	12,907
Germany
Corporate Bonds & Notes	0	14,406	0	14,406
India
Corporate Bonds & Notes	0	502	0	502
Ireland
Asset-Backed Securities	0	8,551	0	8,551
Corporate Bonds & Notes	0	1,642	0	1,642
Israel
Sovereign Issues	0	3,553	0	3,553
Italy
Corporate Bonds & Notes	0	5,457	0	5,457
Sovereign Issues	0	6,915	0	6,915
Japan
Corporate Bonds & Notes	0	4,571	0	4,571
Sovereign Issues	0	81,261	0	81,261
Jersey, Channel Islands
Asset-Backed Securities	0	1,694	0	1,694
Luxembourg
Corporate Bonds & Notes	0	1,727	0	1,727
Malaysia
Corporate Bonds & Notes	0	1,116	0	1,116
Sovereign Issues	0	9,058	0	9,058
Multinational
Corporate Bonds & Notes	0	1,459	0	1,459
Netherlands
Corporate Bonds & Notes	0	3,382	0	3,382
Preferred Securities	0	204	0	204
New Zealand
Sovereign Issues	0	420	0	420
Norway
Corporate Bonds & Notes	0	506	0	506
Peru
Corporate Bonds & Notes	0	576	0	576

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2022 (Unaudited)

Sovereign Issues	0	6,347	0	6,347
Qatar
Corporate Bonds & Notes	0	1,476	0	1,476
Sovereign Issues	0	4,525	0	4,525
Romania
Sovereign Issues	0	3,859	0	3,859
Saudi Arabia
Corporate Bonds & Notes	0	875	0	875
Serbia
Sovereign Issues	0	893	0	893
Singapore
Corporate Bonds & Notes	0	689	0	689
Sovereign Issues	0	15,767	0	15,767
South Africa
Sovereign Issues	0	490	0	490
South Korea
Sovereign Issues	0	9,950	0	9,950
Spain
Corporate Bonds & Notes	0	844	0	844
Preferred Securities	0	1,721	0	1,721
Sovereign Issues	0	7,143	0	7,143
Supranational
Corporate Bonds & Notes	0	663	0	663
Switzerland
Corporate Bonds & Notes	0	8,447	0	8,447
Thailand
Sovereign Issues	0	651	0	651
United Arab Emirates
Sovereign Issues	0	315	0	315
United Kingdom
Corporate Bonds & Notes	0	35,005	0	35,005
Non-Agency Mortgage-Backed Securities	0	25,866	0	25,866
Preferred Securities	0	217	0	217
Sovereign Issues	0	8,293	0	8,293
United States
Asset-Backed Securities	0	32,951	0	32,951
Corporate Bonds & Notes	499	43,532	0	44,031
Loan Participations and Assignments	0	2,110	0	2,110
Municipal Bonds & Notes	0	574	0	574
Non-Agency Mortgage-Backed Securities	0	39,237	1,904	41,141
Preferred Securities	0	3,359	0	3,359
U.S. Government Agencies	0	79,265	0	79,265
U.S. Treasury Obligations	0	25,284	0	25,284
Short-Term Instruments
Repurchase Agreements	0	373	0	373
Israel Treasury Bills	0	6,509	0	6,509
Japan Treasury Bills	0	5,669	0	5,669

	$499	$673,133	$1,904	$675,536
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,150	$0	$0	$51,150

Total Investments	$51,649	$673,133	$1,904	$726,686

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(121,706)	$0	$(121,706)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	932	1,574	0	2,506
Over the counter	0	12,720	0	12,720

	$932	$14,294	$0	$15,226
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,146)	(731)	0	(1,877)
Over the counter	0	(4,955)	0	(4,955)

	$(1,146)	$(5,686)	$0	$(6,832)

Total Financial Derivative Instruments	$(214)	$8,608	$0	$8,394

Totals	$51,435	$560,035	$1,904	$613,374

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$302	$1	$0	$0	$(4)	$299	$1	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$19,651	$78,810	$(47,600)	$(280)	$270	$50,851	$10	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$7	$2
1.125% due 07/09/2035 þ		5	1
1.450% due 08/13/2023	ARS	487	3
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~		480	2
Provincia de Buenos Aires 42.033% due 04/12/2025		100	1

Total Argentina (Cost $35)			9

AUSTRALIA 1.7%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$100	101

SOVEREIGN ISSUES 1.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	400	273
1.000% due 12/21/2030		100	65
Treasury Corp. of Victoria 4.250% due 12/20/2032		20	16

			354

Total Australia (Cost $473)			455

CANADA 0.3%
SOVEREIGN ISSUES 0.3%
Canada Government International Bond 2.000% due 12/01/2051	CAD	100	74

Total Canada (Cost $80)			74

CAYMAN ISLANDS 7.7%
ASSET-BACKED SECURITIES 6.6%
Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~		$200	199
Arbor Realty Commercial Real Estate Notes Ltd. 1.500% due 01/15/2037 •		100	99
BDS Ltd. 1.818% due 12/16/2036 •		100	99
Brightspire Capital Ltd. 1.599% due 08/19/2038 •		100	99
Dryden Senior Loan Fund 1.261% due 04/15/2029 •		96	96
GPMT Ltd. 1.797% due 12/15/2036 •		100	99
Halseypoint Clo Ltd. 1.354% due 07/20/2031 •		100	100
LoanCore Issuer Ltd.
1.600% due 01/17/2037 •		100	99
1.697% due 11/15/2038 •		100	99
MF1 Ltd.
1.511% due 10/16/2036 •		100	99
1.568% due 07/16/2036 •		100	99
Palmer Square Loan Funding Ltd. 1.054% due 07/20/2029 •		132	131
Starwood Commercial Mortgage Trust 1.668% due 04/18/2038 •		100	99
Starwood Mortgage Trust 1.400% due 11/15/2038 •		100	99
TCI-Symphony CLO Ltd. 1.264% due 10/13/2032 •		100	99
TPG Real Estate Finance Issuer Ltd. 1.700% due 02/15/2039 •		100	99

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Venture CLO Ltd.
1.274% due 04/20/2029 •		64	64
1.354% due 01/20/2029 •		100	100

			1,878

CORPORATE BONDS & NOTES 0.7%
Sands China Ltd. 5.400% due 08/08/2028		200	197

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
AREIT Trust 1.477% due 07/17/2026 •		100	100

Total Cayman Islands (Cost $2,191)			2,175

CHINA 6.5%
SOVEREIGN ISSUES 6.5%
China Development Bank
4.240% due 08/24/2027	CNY	3,100	519
4.880% due 02/09/2028		2,100	363
China Government International Bond
2.680% due 05/21/2030		3,700	575
3.530% due 10/18/2051		600	98
3.720% due 04/12/2051		600	100
3.810% due 09/14/2050		1,200	202

Total China (Cost $1,759)			1,857

DENMARK 3.9%
CORPORATE BONDS & NOTES 3.9%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	1,193	154
1.500% due 10/01/2053		100	13
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,799	358
1.500% due 10/01/2053		100	13
Nykredit Realkredit AS
1.000% due 10/01/2050		3,395	436
1.000% due 10/01/2053		100	13
1.500% due 10/01/2053		498	66
Realkredit Danmark AS
1.000% due 10/01/2050		298	39
1.500% due 10/01/2053		199	27

Total Denmark (Cost $1,282)			1,119

FRANCE 3.4%
CORPORATE BONDS & NOTES 0.7%
BNP Paribas SA 3.132% due 01/20/2033 •		$200	185

SOVEREIGN ISSUES 2.7%
France Government International Bond
0.500% due 05/25/2072	EUR	50	35
0.750% due 05/25/2052 (i)		250	233
2.000% due 05/25/2048 (i)		220	279
3.250% due 05/25/2045		140	215

			762

Total France (Cost $988)			947

GERMANY 2.3%
CORPORATE BONDS & NOTES 2.3%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	108
1.750% due 11/19/2030 •		100	104
2.625% due 02/12/2026		200	226
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)		100	109
Volkswagen Bank GmbH 1.875% due 01/31/2024		100	113

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Total Germany (Cost $715)			660

IRELAND 1.6%
ASSET-BACKED SECURITIES 1.6%
Man GLG Euro CLO DAC
0.690% due 12/15/2031 •	EUR	250	275
0.870% due 01/15/2030 •		173	191

Total Ireland (Cost $491)			466

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
0.750% due 07/31/2022	ILS	100	31
2.000% due 03/31/2027		200	64

Total Israel (Cost $93)			95

ITALY 3.4%
CORPORATE BONDS & NOTES 0.4%
Banca Carige SpA 0.971% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	100	111

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
0.950% due 12/01/2031		100	101
1.450% due 11/15/2024		200	225
1.500% due 04/30/2045		100	94
1.850% due 07/01/2025		200	228
2.150% due 03/01/2072		50	47
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	155

			850

Total Italy (Cost $1,040)			961

JAPAN 12.9%
SOVEREIGN ISSUES 12.9%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	186
Japan Government International Bond
0.100% due 03/10/2028	JPY	30,471	263
0.100% due 09/20/2031		131,550	1,070
0.300% due 06/20/2046		25,000	183
0.500% due 09/20/2046		47,750	365
0.700% due 12/20/2048		50,000	394
0.700% due 06/20/2051		29,650	231
0.700% due 09/20/2051		2,500	19
1.200% due 09/20/2035		42,650	388
1.300% due 06/20/2035		40,000	368
1.700% due 06/20/2033		20,000	190

Total Japan (Cost $4,191)			3,657

MALAYSIA 1.5%
SOVEREIGN ISSUES 1.5%
Malaysia Government International Bond
3.828% due 07/05/2034	MYR	100	23
3.844% due 04/15/2033		100	23
4.254% due 05/31/2035		500	119
4.642% due 11/07/2033		100	25
Malaysia Government Investment Issue 4.369% due 10/31/2028		900	221

Total Malaysia (Cost $420)			411

PERU 1.0%
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	22
5.940% due 02/12/2029		173	46
6.350% due 08/12/2028		700	190
6.950% due 08/12/2031		79	22

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Total Peru (Cost $335)			280

QATAR 0.7%
SOVEREIGN ISSUES 0.7%
Qatar Government International Bond 3.875% due 04/23/2023		$200	204

Total Qatar (Cost $200)			204

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
2.000% due 04/14/2033	EUR	50	44
2.124% due 07/16/2031		100	95
2.750% due 04/14/2041		15	13

Total Romania (Cost $198)			152

SAUDI ARABIA 0.8%
SOVEREIGN ISSUES 0.8%
Saudi Government International Bond 4.625% due 10/04/2047		$200	215

Total Saudi Arabia (Cost $237)			215

SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	93

Total Serbia (Cost $116)			93

SINGAPORE 2.6%
SOVEREIGN ISSUES 2.6%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	400	278
2.875% due 07/01/2029		100	76
2.875% due 09/01/2030		500	384

Total Singapore (Cost $756)			738

SOUTH KOREA 2.0%
SOVEREIGN ISSUES 2.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	65,000	52
2.375% due 12/10/2027		80,000	64
2.375% due 12/10/2028		330,000	263
2.625% due 06/10/2028		130,000	105
5.500% due 03/10/2028		80,000	75

Total South Korea (Cost $633)			559

SPAIN 1.2%
SOVEREIGN ISSUES 1.2%
Spain Government International Bond
0.850% due 07/30/2037	EUR	100	98
1.450% due 10/31/2071		75	61
3.450% due 07/30/2066		120	174

Total Spain (Cost $419)			333

SWITZERLAND 0.7%
CORPORATE BONDS & NOTES 0.7%
UBS AG 5.125% due 05/15/2024 (g)		$200	205

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Total Switzerland (Cost $215)			205

THAILAND 0.1%
SOVEREIGN ISSUES 0.1%
Thailand Government International Bond
1.585% due 12/17/2035	THB	800	21
3.300% due 06/17/2038		500	15

Total Thailand (Cost $38)			36

UNITED ARAB EMIRATES 0.7%
SOVEREIGN ISSUES 0.7%
Abu Dhabi Government International Bond 2.500% due 10/11/2022		$200	201

Total United Arab Emirates (Cost $200)			201

UNITED KINGDOM 11.5%
CORPORATE BONDS & NOTES 4.4%
Barclays PLC 2.375% due 10/06/2023 •	GBP	100	132
HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	201
6.750% due 09/11/2028	GBP	50	77
Lloyds Banking Group PLC 3.900% due 03/12/2024		$200	203
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	132
Nationwide Building Society 4.363% due 08/01/2024 •		$200	203
Natwest Group PLC 5.076% due 01/27/2030 •		200	213
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	47	73

			1,234

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Avon Finance PLC 1.197% due 09/20/2048 •		79	104
Eurosail PLC
0.000% due 12/10/2044 •	EUR	3	3
0.000% due 03/13/2045 •		10	11
1.182% due 03/13/2045 ~	GBP	20	26
Hawksmoor Mortgages 1.240% due 05/25/2053 •		171	224
Mansard Mortgages PLC 1.687% due 12/15/2049 •		59	76
Newgate Funding PLC 2.037% due 12/15/2050 •		93	121
Residential Mortgage Securities PLC 1.547% due 06/20/2070 •		77	103
Ripon Mortgages PLC 1.204% due 08/28/2056 •		200	262
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	69	74
1.192% due 06/12/2044 •	GBP	83	105
Silverstone Master Issuer PLC 0.843% due 01/21/2070 ~		66	87
Stratton Mortgage Funding PLC
0.992% due 07/20/2060 •		84	111
1.390% due 05/25/2051 •		71	93
Trinity Square PLC 0.936% due 07/15/2059 •		84	111

			1,511

SOVEREIGN ISSUES 1.8%
United Kingdom Gilt
1.500% due 07/31/2053		100	124
1.750% due 01/22/2049		100	130

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

3.250% due 01/22/2044		150	247

			501

Total United Kingdom (Cost $3,289)			3,246

UNITED STATES 35.4%
ASSET-BACKED SECURITIES 5.7%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$42	42
Citigroup Mortgage Loan Trust, Inc. 0.447% due 06/25/2037 •		191	188
Countrywide Asset-Backed Certificates
0.597% due 07/25/2037 •		16	15
0.677% due 06/25/2047 •		232	226
0.937% due 04/25/2037 •		35	31
Countrywide Asset-Backed Certificates Trust 1.117% due 08/25/2035 •		98	97
LCCM Trust 1.597% due 12/13/2038 •		100	99
LMREC LLC 1.505% due 04/22/2037 •		100	97
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.087% due 02/25/2036 •		100	96
Renaissance Home Equity Loan Trust 3.007% due 12/25/2032 •		23	22
Saxon Asset Securities Trust 2.207% due 12/25/2037 •		54	52
SG Mortgage Securities Trust 0.607% due 10/25/2036 •		143	137
SMB Private Education Loan Trust 1.290% due 07/15/2053		60	57
Structured Asset Investment Loan Trust 2.182% due 10/25/2034 •		116	115
Structured Asset Securities Corp. Mortgage Loan Trust 0.592% due 07/25/2036 •		5	5
Terwin Mortgage Trust 1.397% due 11/25/2033 •		1	1
Towd Point Mortgage Trust
1.457% due 05/25/2058 •		34	34
2.710% due 01/25/2060 ~		52	51
2.900% due 10/25/2059 ~		162	160
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		100	99

			1,624

CORPORATE BONDS & NOTES 3.8%
7-Eleven, Inc. 0.625% due 02/10/2023		100	99
Boeing Co. 1.433% due 02/04/2024		100	97
Citigroup, Inc. 3.785% due 03/17/2033 •(h)		100	99
Ford Motor Credit Co. LLC 1.514% due 02/17/2023	EUR	100	111
Goldman Sachs Group, Inc.
3.102% due 02/24/2033 •		$100	94
3.615% due 03/15/2028 •		100	100
JPMorgan Chase & Co. 2.947% due 02/24/2028 •		100	98
Nissan Motor Acceptance Co. LLC
1.656% due 09/28/2022 •		100	100
1.850% due 09/16/2026		100	90
Oracle Corp. 2.875% due 03/25/2031 (h)		100	91
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		100	101

			1,080

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC 2.210% (LIBOR03M + 1.750%) due 02/01/2027 ~		95	94

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
Bear Stearns ALT-A Trust 2.880% due 11/25/2036 ^~		56	36
BIG Commercial Mortgage Trust 1.643% due 02/15/2039 •		100	99
Chase Mortgage Finance Trust 3.153% due 07/25/2037 ~		2	2
Citigroup Mortgage Loan Trust 3.000% due 11/27/2051 ~		98	95

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •	2	2
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	111	74
Countrywide Alternative Loan Trust 1.157% due 05/25/2036 •	198	92
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	46	31
DBUBS Mortgage Trust 0.736% due 11/10/2046 ~(a)	17	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.647% due 08/25/2047 •	83	77
DROP Mortgage Trust 1.550% due 04/15/2026 •	100	99
Extended Stay America Trust 1.477% due 07/15/2038 •	99	98
First Horizon Mortgage Pass-Through Trust 2.847% due 05/25/2037 ^~	10	5
GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~	94	88
2.500% due 07/25/2052 ~	97	90
GSR Mortgage Loan Trust 2.798% due 11/25/2035 ~	17	17
HarborView Mortgage Loan Trust 1.009% due 02/19/2036 •	137	84
Impac CMB Trust 1.177% due 10/25/2034 ~	19	19
IndyMac INDX Mortgage Loan Trust 0.937% due 07/25/2035 •	10	10
J.P. Morgan Mortgage Trust
3.000% due 12/25/2051 ~	94	90
3.000% due 05/25/2052 ~	193	184
JP Morgan Alternative Loan Trust 2.808% due 12/25/2035 ^~	31	26
JP Morgan Mortgage Trust
2.500% due 06/25/2051 ~	69	65
2.681% due 02/25/2036 ^~	6	5
3.000% due 01/25/2052 ~	187	178
JPMorgan Mortgage Trust 3.000% due 03/25/2052 ~	98	95
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.257% due 08/15/2032 •	11	10
Merrill Lynch Mortgage Investors Trust 2.813% due 02/25/2035 ~	3	3
Morgan Stanley Bank of America Merrill Lynch Trust 0.897% due 12/15/2048 ~(a)	248	1
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	61	60
2.750% due 11/25/2059 ~	61	60
PRET LLC 1.843% due 09/25/2051 þ	94	91
Structured Asset Securities Corp. 0.737% due 01/25/2036 •	13	12
Thornburg Mortgage Securities Trust 3.261% due 06/25/2047 ^•	5	4
UWM Mortgage Trust
2.500% due 11/25/2051 ~	97	90
2.500% due 12/25/2051 ~	98	91
WaMu Mortgage Pass-Through Certificates Trust
2.461% due 03/25/2034 ~	24	24
2.755% due 09/25/2036 ~	6	6
2.777% due 03/25/2035 ~	19	19

		2,132

	SHARES
PREFERRED SECURITIES 0.5%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	50,000	51
Charles Schwab Corp. 5.375% due 06/01/2025 •(f)	100,000	103

		154

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae 3.500% due 01/01/2059	$58	59

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Freddie Mac
0.456% due 01/15/2038 •		21	21
0.997% due 12/15/2037 •		2	2
1.865% due 01/15/2038 ~(a)		21	1
U.S. Small Business Administration 5.980% due 05/01/2022		1	1
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		200	186
3.000% due 10/01/2049		75	74
3.500% due 10/01/2039 - 07/01/2050		51	51
4.000% due 06/01/2050		40	41
Uniform Mortgage-Backed Security, TBA
3.500% due 05/01/2052		1,900	1,898
4.000% due 05/01/2052		1,100	1,119
4.500% due 05/01/2052		300	310

			3,763

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds
1.875% due 02/15/2051		50	44
U.S. Treasury Inflation Protected Securities (e)
0.500% due 01/15/2028		570	610
2.500% due 01/15/2029		131	159
U.S. Treasury Notes
2.875% due 04/30/2025 (l)		400	404

			1,217

Total United States (Cost $10,039)			10,064

SHORT-TERM INSTRUMENTS 1.1%
ISRAEL TREASURY BILLS 1.1%
0.013% due 04/06/2022 - 01/04/2023 (c)(d)	ILS	1,000	313

Total Short-Term Instruments (Cost $310)			313

Total Investments in Securities (Cost $30,743)			29,525

		SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short Asset Portfolio		1,464	14
PIMCO Short-Term Floating NAV Portfolio III		166,084	1,613

Total Short-Term Instruments (Cost $1,627)			1,627

Total Investments in Affiliates (Cost $1,627)			1,627

Total Investments 109.8% (Cost $32,370)			$31,152
Financial Derivative Instruments (j)(k) (0.6)%(Cost or Premiums, net $(609)			(186)
Other Assets and Liabilities, net (9.2)%			(2,599)

Net Assets 100.0%			$28,367

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$100	$99	0.35%
Oracle Corp.	2.875	03/25/2031	03/22/2021	100	91	0.32

$200	$190	0.67%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

MYI	(0.580)%	02/14/2022	08/15/2022	EUR	(423)	$(468)

Total Reverse Repurchase Agreements	$(468)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (19.2)%
U.S. Government Agencies (19.2)%
Fannie Mae, TBA	3.000%	06/01/2040	$400	$(387)	$(390)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2037	400	(395)	(388)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2052	2,700	(2,568)	(2,507)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2052	2,050	(1,957)	(1,952)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2052	200	(206)	(203)

Total Short Sales (19.2)%	$(5,513)	$(5,440)

(i)	Securities with an aggregate market value of $440 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(699) at a weighted average interest rate of (0.631%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Call Options Strike @ EUR 98.125 on Euribor 1-Year Mid Curve June 2022 Futures	$98.125	06/10/2022	2	$5	$0	$0
Call - CME Call Options Strike @ EUR 98.375 on Euribor 1-Year Mid Curve April 2022 Futures	98.375	04/14/2022	2	5	(1)	0
Put - CME Put Options Strike @ EUR 97.375 on Euribor 1-Year Mid Curve June 2022 Futures	97.375	06/10/2022	2	5	(1)	(2)
Put - CME Put Options Strike @ EUR 98.375 on Euribor 1-Year Mid Curve April 2022 Futures	98.375	04/14/2022	2	5	(1)	(6)

Total Written Options	$(3)	$(8)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2022	7	$664	$(30)	$6	$(3)
Call Options Strike @ EUR 150.000 on Euro-Bobl Bond June 2022 Futures(1)	05/2022	22	0	0	0	0
Call Options Strike @ EUR 156.000 on Euro-Bobl Bond June 2022 Futures(1)	05/2022	28	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-OAT France Government 10-Year Bond June 2022 Futures (1)	05/2022	6	0	0	0	0
Call Options Strike @ EUR 200.000 on Euro-Bund June 2022 Futures(1)	05/2022	8	0	0	0	0
Call Options Strike @ GBP 185.000 on United Kingdom Gilt June 2022 Futures(1)	05/2022	6	0	0	0	0
Euro-BTP Italy Government Bond June Futures	06/2022	10	1,530	(31)	13	(1)
Euro-Buxl 30-Year Bond June Futures	06/2022	1	206	(19)	3	0
Euro-Schatz June Futures	06/2022	24	2,940	(26)	5	(4)
Put Options Strike @ EUR 109.300 on Euro-Schatz Bond May 2022 Futures(1)	04/2022	24	0	0	0	0
U.S. Treasury 10-Year Note June Futures	06/2022	5	614	(13)	1	0

$(119)	$28	$(8)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	2	$(486)	$3	$0	$0
Australia Government 3-Year Note June Futures	06/2022	3	(247)	4	0	(1)
Canada Government 10-Year Bond June Futures	06/2022	2	(209)	8	0	(1)
Euro-Bobl June Futures	06/2022	28	(3,991)	84	11	(24)
Euro-Bund 10-Year Bond June Futures	06/2022	6	(1,053)	34	1	(10)
Euro-OAT France Government 10-Year Bond June Futures	06/2022	6	(1,006)	27	2	(10)
Put Options Strike @ EUR 131.500 on Euro-Bobl Bond May 2022 Futures(1)	04/2022	1	(3)	(3)	1	0
U.S. Treasury 5-Year Note June Futures	06/2022	3	(344)	9	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	2	(271)	8	0	(1)
United Kingdom Long Gilt June Futures	06/2022	6	(956)	11	1	(3)

$185	$16	$(50)

Total Futures Contracts	$66	$44	$(58)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.285%	EUR	100	$1	$0	$1	$0	$0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.243	$100	0	0	0	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

General Motors Co.	5.000	Quarterly	12/20/2026	1.638	100	18	(4)	14	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.999	EUR	50	(5)	3	(2)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.149	100	0	0	0	0	0

$14	$(1)	$13	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$100	$(9)	$3	$(6)	$0	$0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	500	(3)	3	0	1	0

$(12)	$6	$(6)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$1,350	$15	$9	$24	$0	$0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,300	19	2	21	0	0

$34	$11	$45	$0	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin(7)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	$300	$0	$0	$0	$0	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	1,300	0	1	1	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	1,300	0	0	0	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	200	0	0	0	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	700	0	0	0	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	600	0	0	0	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	400	0	0	0	0	0

$0	$1	$1	$0	$(1)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	1,100	$(1)	$(19)	$(20)	$0	$0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2024	2,200	(83)	(16)	(99)	0	(3)
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027	300	(25)	(1)	(26)	0	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	425	(43)	(3)	(46)	2	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	20	(4)	0	(4)	0	0
Pay(8)	1-Day INR-MIBOR Compounded-OIS	5.750	Annual	03/15/2024	INR	190,700	3	(4)	(1)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027	52,400	3	3	6	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	3,900	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	05/29/2022	JPY	10,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	05/29/2022	20,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2022	100,000	0	0	0	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023		80,000	1	(1)	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024		80,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025		100,000	1	(5)	(4)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		10,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.035	Semi-Annual	11/29/2029		20,000	0	(3)	(3)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		50,000	(6)	(6)	(12)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031		10,000	0	(2)	(2)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		2,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051		13,000	2	8	10	0	(5)
Receive(8)	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		10,000	1	(2)	(1)	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	1,690	3	13	16	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		100	(1)	7	6	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		160	(6)	(3)	(9)	1	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$10,600	29	120	149	0	(2)
Pay(8)	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024		100	0	(2)	(2)	0	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		600	0	4	4	0	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		600	0	3	3	0	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		500	5	14	19	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	10	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		50	0	(1)	(1)	0	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		800	30	19	49	0	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		300	8	0	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		200	(1)	(2)	(3)	0	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		500	(20)	(19)	(39)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		100	0	(5)	(5)	0	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		500	(1)	(19)	(20)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	02/28/2032		50	0	2	2	0	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		100	(5)	(3)	(8)	0	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		700	28	(3)	25	0	(1)
Pay(8)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		100	(3)	(8)	(11)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	CAD	100	0	0	0	0	0
Pay(8)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		800	0	(6)	(6)	1	0
Pay(8)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		300	0	(3)	(3)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		400	0	(14)	(14)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		100	(1)	(2)	(3)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		150	(2)	(7)	(9)	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		350	11	(15)	(4)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		450	1	(36)	(35)	1	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		250	(13)	(13)	(26)	1	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		250	(34)	(10)	(44)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	650	(2)	(28)	(30)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		400	0	(4)	(4)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	(1)	(1)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		100	0	(1)	(1)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		100	0	(1)	(1)	0	0
Pay(8)	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		400	(1)	(4)	(5)	2	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	4,100	2	0	2	0	(1)
Pay(8)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	700	0	(3)	(3)	0	0
Pay(8)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		800	0	(3)	(3)	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	8	(14)	(6)	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2022		$1,500	(1)	3	2	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		300	0	3	3	0	0
Receive(8)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		2,900	32	15	47	0	(1)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		150	0	4	4	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		350	0	11	11	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		300	9	(25)	(16)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		2,500	(27)	161	134	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		50	(3)	(3)	(6)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		900	9	(59)	(50)	1	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	0	(11)	(11)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		100	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		5	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	200	(1)	(7)	(8)	1	0
Receive	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		50	1	(5)	(4)	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(5)	(5)	0	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024	EUR	1,600	(37)	(14)	(51)	2	0
Receive(8)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		5,450	(284)	(127)	(411)	20	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		2,350	(214)	(43)	(257)	17	0
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		490	49	25	74	0	(5)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	(4)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	05/29/2022	JPY	20,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	05/29/2022		10,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/17/2022		100,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(10)	(10)	0	0
Pay	UKRPI	3.740	Maturity	03/15/2031	GBP	100	0	(21)	(21)	0	(2)
Pay	UKRPI	3.700	Maturity	04/15/2031		50	0	(11)	(11)	0	(1)

							$(582)	$(226)	$(808)	$67	$(25)

Total Swap Agreements							$(546)	$(209)	$(755)	$68	$(26)

Cash of $784 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(8)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2022	AUD	499		$373	$0	$0
	04/2022	DKK	1,206		190	11	0
	04/2022	JPY	6,400		53	1	(1)
	04/2022		$21	DKK	135	0	(1)
	04/2022		8	HUF	2,737	0	0
	05/2022		361	AUD	482	0	0
	05/2022		134	CNH	859	0	0
	06/2022	SGD	78		$57	0	0
	06/2022		$13	MXN	265	1	0
	06/2022		15	RON	70	0	0
	06/2022		50	ZAR	761	2	0
	07/2022		39	PEN	158	3	0
	05/2023	CNH	446		$69	0	0
BPS	04/2022	AUD	159		118	0	(2)
	04/2022	CAD	24		19	0	(1)
	04/2022	CHF	54		58	0	0
	04/2022	DKK	1,075		167	7	0
	04/2022	EUR	75		81	0	(2)
	04/2022	JPY	8,800		74	2	0
	04/2022	NZD	140		95	0	(2)
	04/2022		$202	AUD	277	6	0
	04/2022		52	CAD	66	1	0
	04/2022		52	DKK	340	0	(2)
	04/2022		170	EUR	153	0	(1)
	04/2022		46	GBP	35	0	0
	04/2022		15	HUF	5,105	1	0
	04/2022		218	JPY	25,700	0	(7)
	04/2022		276	NOK	2,435	1	0
	04/2022		40	NZD	59	1	0
	04/2022		194	SEK	1,860	3	0
	05/2022	IDR	129,348		$9	0	0
	05/2022		$747	CNH	4,775	3	0
	05/2022		48	COP	190,918	2	0
	05/2022		49	IDR	705,264	0	0
	05/2022		35	MXN	720	1	0
	06/2022	SGD	252		$185	0	(1)
	06/2022		$28	CLP	22,989	1	0
	06/2022		8	ILS	27	0	0
	06/2022		101	MYR	425	0	0
	06/2022		13	RON	62	1	0
	06/2022		32	THB	1,086	0	0
BRC	04/2022 «	RUB	7		$0	0	0
	05/2022 «		6		0	0	0
	06/2022	SGD	212		156	0	0
CBK	04/2022	DKK	1,419		222	11	0
	04/2022	ILS	100		31	0	(1)
	04/2022	JPY	11,100		91	0	0
	04/2022	PEN	203		50	0	(5)
	04/2022		$19	CHF	18	0	0
	04/2022		52	CLP	40,705	0	(1)
	04/2022		33	DKK	215	0	(1)
	04/2022		83	JPY	9,900	0	(2)
	04/2022		265	MXN	5,743	23	0
	04/2022		54	PEN	203	1	0
	05/2022		8	CNH	51	0	0
	06/2022	ILS	300		$92	0	(2)
	06/2022		$12	CZK	274	1	0
	06/2022		5	ILS	18	0	0
	06/2022		48	THB	1,591	0	0
	08/2022	ILS	201		$63	0	(1)
	08/2022		$12	PEN	46	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

	09/2022	PEN	78		$20	0	(1)
	10/2022		392		99	0	(5)
	11/2022		446		112	0	(6)
	12/2022		52		12	0	(1)
	01/2023	ILS	500		158	0	0
	03/2023	PEN	203		53	0	(1)
	05/2023	CNH	52		8	0	0
DUB	04/2022		$224	DKK	1,518	2	0
	05/2022 «		3	RUB	265	0	0
	06/2022		29	PLN	133	2	0
	07/2022	DKK	1,513		$224	0	(2)
GLM	04/2022	BRL	371		75	0	(3)
	04/2022	JPY	2,500		21	1	0
	04/2022 «	RUB	1,726		14	0	(6)
	04/2022		$78	BRL	371	0	0
	04/2022		15	HUF	5,386	1	0
	04/2022 «		3	RUB	256	0	0
	05/2022	CNH	1,165		$182	0	(1)
	05/2022	KRW	25,994		21	0	0
	05/2022 «	RUB	758		6	0	(3)
	05/2022		$65	BRL	326	3	0
	05/2022		19	CNH	119	0	0
	05/2022 «		3	RUB	250	0	0
	06/2022	THB	2		$0	0	0
	06/2022		$29	MYR	124	0	0
	06/2022		23	ZAR	353	1	0
	03/2023	CNH	601		$93	0	0
HUS	04/2022	AUD	204		152	0	(1)
	04/2022	CAD	30		24	0	0
	04/2022	CHF	21		23	0	0
	04/2022	DKK	445		69	3	0
	04/2022	EUR	461		507	0	(3)
	04/2022	GBP	41		54	0	0
	04/2022		$310	CHF	284	0	(3)
	04/2022		69	DKK	450	0	(3)
	04/2022		340	EUR	308	1	0
	04/2022		33	GBP	25	0	0
	04/2022		49	NOK	420	0	(1)
	04/2022		139	NZD	201	0	0
	06/2022	SGD	79		$58	0	0
IND	05/2022	CNH	262		41	0	0
	05/2022		$111	CNH	710	0	0
	05/2023	CNH	718		$111	0	(1)
JPM	04/2022	DKK	115		17	0	0
	05/2022	CNH	182		28	0	0
	05/2022		$779	CNH	4,974	2	(1)
	05/2022		137	CNY	867	0	0
	05/2022		87	IDR	1,248,250	0	0
	06/2022		15	CZK	354	1	0
	06/2022		35	THB	1,165	0	0
MBC	05/2022		9	CLP	7,116	0	0
	05/2022		202	CNH	1,286	0	(1)
	05/2022		177	IDR	2,545,432	0	(1)
MYI	04/2022	BRL	371		$78	0	0
	04/2022	CAD	28		22	0	0
	04/2022	DKK	3,601		568	33	0
	04/2022	EUR	7,069		7,872	52	0
	04/2022		$72	BRL	371	6	0
	04/2022		20	CAD	25	0	0
	04/2022		754	DKK	5,103	5	0
	04/2022		118	GBP	89	0	(1)
	05/2022	BRL	44		$9	0	0
	05/2022		$7,879	EUR	7,069	0	(52)
	05/2022		50	IDR	708,789	0	0
	06/2022	PLN	30		$7	0	0
	06/2022	SGD	176		129	0	(1)
	07/2022	DKK	5,309		788	0	(5)
RBC	06/2022	MXN	3,243		157	0	(4)
SCX	04/2022	GBP	284		381	8	0
	04/2022	JPY	1,700		15	1	0
	04/2022	NOK	2,855		331	6	0
	04/2022		$8,035	EUR	7,144	0	(132)
	04/2022		2,994	JPY	344,544	0	(163)
	04/2022 «		19	RUB	1,477	0	(2)
	05/2022	CNH	315		$49	0	0
	05/2022		$8	CLP	6,306	0	0
	05/2022		202	CNH	1,283	0	0
	05/2022		93	CNY	588	0	0
	05/2022		2,877	JPY	348,962	0	(9)
	05/2022		331	NOK	2,856	0	(6)
	09/2022	MYR	1,683		$400	2	0
SOG	05/2022		$9	KRW	11,108	0	0
	05/2022 «		3	RUB	250	0	0
	06/2022		21	CZK	502	2	0
	06/2022		25	PLN	109	1	0
TOR	04/2022	CAD	1,658		$1,328	1	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

04/2022	DKK	170	25	0	0
04/2022	$688	AUD	959	29	0
04/2022	1,322	CAD	1,677	19	0
05/2022	1,328	1,658	0	(1)
UAG	04/2022	AUD	400	$300	1	0
05/2022	$300	AUD	400	0	(1)
06/2022	28	PLN	124	1	0

Total Forward Foreign Currency Contracts	$268	$(454)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC EUR versus CHF	CHF	1.015	05/24/2022	130	$1	$1
MBC	Put - OTC EUR versus USD	$0.915	04/12/2022	1,300	0	0
Put - OTC EUR versus USD	0.980	04/27/2022	500	0	0
Put - OTC EUR versus USD	0.860	05/19/2022	3,500	0	0

$1	$1

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	125	$4	$5

Total Purchased Options	$5	$6

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	05/18/2022	200	$0	$0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	06/15/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	06/15/2022	200	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	06/15/2022	100	0	0
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	100	0	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	100	0	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	05/18/2022	200	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	05/18/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	05/18/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.000	05/18/2022	200	(1)	0
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	100	0	0
GST	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	06/15/2022	100	0	0
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	06/15/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	100	(1)	0
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	100	0	(1)
MYC	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	100	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.100	06/15/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	06/15/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	200	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	05/18/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.050	05/18/2022	100	0	0

$(6)	$(3)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC EUR versus CHF	CHF	1.050	05/24/2022	130	$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310%	01/11/2024	1,000	$(3)	$(9)
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	06/16/2022	500	(1)	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	06/16/2022	500	(1)	(3)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.171	04/13/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.621	04/13/2022	200	(1)	(6)
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.775	04/19/2022	200	(1)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.175	04/19/2022	200	(1)	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	05/09/2022	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	05/09/2022	100	(1)	(2)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.900	05/24/2022	100	(1)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	05/24/2022	100	(1)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	2,900	(5)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	2,900	(5)	(48)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.417	04/01/2022	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.817	04/01/2022	200	(1)	(5)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	300	(1)	(2)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	04/08/2022	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	04/08/2022	100	(1)	(2)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	06/16/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.370	06/16/2022	200	(1)	(2)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	07/12/2022	100	(1)	0

$(29)	$(82)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	500	$(1)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	250	0	0

$(1)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	$98.391	05/05/2022	100	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.617	05/05/2022	100	0	0

$(1)	$0

Total Written Options	$(38)	$(85)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.029%	$100	$(4)	$3	$0	$(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(5)	3	0	(2)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.192	100	(2)	1	0	(1)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	100	(3)	3	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	50	(1)	0	0	(1)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	100	(4)	4	0	0
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.192	100	(2)	1	0	(1)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.029	100	(3)	3	0	0
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	100	(3)	2	0	(1)

$(27)	$20	$0	$(7)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.574%	$50	$(1)	$2	$1	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.574	50	(1)	2	1	0

$(2)	$4	$2	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$151	AUD	200	$1	$(1)	$0	$0
CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	138	200	0	0	0	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	138	200	(1)	0	0	(1)
MYC	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Maturity	10/14/2030	72	100	1	(1)	0	0

$1	$(2)	$0	$(1)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.250%	Quarterly	03/16/2032	MYR	900	$3	$5	$8	$0
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	THB	1,300	0	0	0	0
JPM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	100	0	1	1	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	100	0	1	1	0
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	06/15/2032	THB	5,700	(1)	(2)	0	(3)
SCX	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	MYR	100	0	0	0	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	100	(1)	2	1	0

$1	$7	$11	$(3)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2022	$300	$0	$27	$27	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	400	0	34	34	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.043%	Maturity	09/20/2022	100	0	(1)	0	(1)

								$0	$60	$61	$(1)

Total Swap Agreements								$(27)	$89	$74	$(12)

(l)

Securities with an aggregate market value of $269 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)								At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Argentina
Sovereign Issues						$0	$9	$0		$9
Australia
Corporate Bonds & Notes						0	101	0		101
Sovereign Issues						0	354	0		354
Canada
Sovereign Issues						0	74	0		74
Cayman Islands
Asset-Backed Securities						0	1,878	0		1,878
Corporate Bonds & Notes						0	197	0		197
Non-Agency Mortgage-Backed Securities						0	100	0		100
China
Sovereign Issues						0	1,857	0		1,857
Denmark
Corporate Bonds & Notes						0	1,119	0		1,119
France
Corporate Bonds & Notes						0	185	0		185
Sovereign Issues						0	762	0		762
Germany
Corporate Bonds & Notes						0	660	0		660
Ireland
Asset-Backed Securities						0	466	0		466
Israel
Sovereign Issues						0	95	0		95
Italy
Corporate Bonds & Notes						0	111	0		111
Sovereign Issues						0	850	0		850
Japan
Sovereign Issues						0	3,657	0		3,657
Malaysia
Sovereign Issues						0	411	0		411
Peru
Sovereign Issues						0	280	0		280
Qatar
Sovereign Issues						0	204	0		204
Romania
Sovereign Issues						0	152	0		152
Saudi Arabia
Sovereign Issues						0	215	0		215

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2022 (Unaudited)

Serbia
Sovereign Issues	0	93	0	93
Singapore
Sovereign Issues	0	738	0	738
South Korea
Sovereign Issues	0	559	0	559
Spain
Sovereign Issues	0	333	0	333
Switzerland
Corporate Bonds & Notes	0	205	0	205
Thailand
Sovereign Issues	0	36	0	36
United Arab Emirates
Sovereign Issues	0	201	0	201
United Kingdom
Corporate Bonds & Notes	0	1,234	0	1,234
Non-Agency Mortgage-Backed Securities	0	1,511	0	1,511
Sovereign Issues	0	501	0	501
United States
Asset-Backed Securities	0	1,624	0	1,624
Corporate Bonds & Notes	0	1,080	0	1,080
Loan Participations and Assignments	0	94	0	94
Non-Agency Mortgage-Backed Securities	0	2,132	0	2,132
Preferred Securities	0	154	0	154
U.S. Government Agencies	0	3,763	0	3,763
U.S. Treasury Obligations	0	1,217	0	1,217
Short-Term Instruments
Israel Treasury Bills	0	313	0	313

	$0	$29,525	$0	$29,525
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,627	$0	$0	$1,627

Total Investments	$1,627	$29,525	$0	$31,152

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,440)	$0	$(5,440)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	69	0	112
Over the counter	0	348	0	348

	$43	$417	$0	$460
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(35)	0	(92)
Over the counter	0	(540)	(11)	(551)

	$(57)	$(575)	$(11)	$(643)

Total Financial Derivative Instruments	$(14)	$(158)	$(11)	$(183)

Totals	$1,613	$23,927	$(11)	$25,529

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14	$0	$0	$0	$0	$14	$0	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,113	$3,400	$(2,900)	$(14)	$14	$1,613	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.4% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$552	$525
3.100% due 04/07/2030	552	507
Vessel Management Services, Inc. 3.432% due 08/15/2036	460	472

Total Corporate Bonds & Notes (Cost $1,564)		1,504

U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	2,500	2,021
0.247% due 07/25/2037 •	4	4
1.357% due 04/25/2032 •	1	1
1.958% due 01/01/2033 •	3	3
3.000% due 09/25/2046	2,264	2,207
3.580% due 08/01/2030	1,700	1,718
3.600% due 02/01/2040	1,319	1,391
4.250% due 05/25/2037	94	103
5.000% due 04/25/2032 - 08/25/2033	183	193
5.500% due 12/25/2035	53	57
6.080% due 09/01/2028	64	77
6.500% due 07/25/2031	37	40
6.625% due 11/15/2030 (f)	570	747
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (c)	2,700	2,105
0.797% due 01/15/2033 •	3	3
1.097% due 02/15/2027 •	1	1
1.341% due 10/25/2044 •	361	368
3.000% due 04/15/2053	1,362	1,336
3.032% due 03/25/2036 ~	177	185
3.294% due 01/25/2036 ~	174	187
3.500% due 01/15/2048	580	594
4.000% due 06/15/2032 - 09/15/2044	4,111	4,205
4.000% due 12/15/2042 •	253	237
5.500% due 02/15/2034	138	148
6.750% due 03/15/2031	100	133
7.000% due 07/15/2023 - 12/01/2031	4	4
Ginnie Mae
2.000% due 08/20/2030 •	1	1
3.500% due 01/20/2044	643	653
6.000% due 08/20/2033	415	441
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 (c)	2,500	2,023
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	600	497
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (c)	800	637
U.S. Small Business Administration
5.240% due 08/01/2023	9	9
5.290% due 12/01/2027	37	38
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	137	132
4.000% due 08/01/2048 - 08/01/2049	8	8
Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2052	1,200	1,221

Total U.S. Government Agencies (Cost $22,825)		23,728

U.S. TREASURY OBLIGATIONS 114.4%
U.S. Treasury Bonds
1.125% due 05/15/2040 (f)	52,630	41,515
1.125% due 08/15/2040 (f)	116,540	91,452
1.375% due 11/15/2040 (f)	21,920	17,937
1.750% due 08/15/2041	3,300	2,862
1.875% due 02/15/2041 (f)	22,200	19,785
1.875% due 02/15/2051 (f)	8,000	7,000
1.875% due 11/15/2051 (f)	151,580	133,012
2.000% due 11/15/2041 (f)	13,200	11,948
2.000% due 02/15/2050 (f)	36,908	33,291
2.000% due 08/15/2051 (f)	9,100	8,213

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2022 (Unaudited)

2.250% due 05/15/2041 (f)	16,600	15,684
2.250% due 02/15/2052	1,200	1,151
2.500% due 02/15/2046	4,070	3,989
2.750% due 11/15/2042	5,600	5,693
2.875% due 05/15/2049	1,550	1,669
3.000% due 11/15/2045 (f)	10,100	10,782
3.000% due 08/15/2048 (f)	10,980	11,999
3.125% due 11/15/2041 (f)	25,610	27,636
3.125% due 05/15/2048	3,730	4,168
4.750% due 02/15/2041 (f)	790	1,052
U.S. Treasury Notes
0.125% due 03/31/2023 (f)(h)	60,000	59,068
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,298
0.000% due 05/15/2034 (a)	500	370
0.000% due 08/15/2034 (a)	1,270	933
0.000% due 08/15/2035 (a)	25,270	18,083
0.000% due 08/15/2036 (a)	18,000	12,518
0.000% due 11/15/2036 (a)	2,700	1,865
0.000% due 08/15/2044 (c)	300	166
0.000% due 11/15/2044 (c)	500	275
0.000% due 05/15/2045 (c)	500	272
0.000% due 08/15/2046 (c)	500	266

Total U.S. Treasury Obligations (Cost $597,333)		545,952

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Ashford Hospitality Trust
1.297% due 04/15/2035 •	227	223
1.397% due 06/15/2035 •	300	298
Atrium Hotel Portfolio Trust
1.327% due 12/15/2036 •	400	394
1.347% due 06/15/2035 •	200	197
BAMLL Commercial Mortgage Securities Trust
1.247% due 09/15/2034 •	300	297
1.447% due 04/15/2036 •	1,000	995
BANK 4.046% due 03/15/2061 ~	500	518
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	511
Bear Stearns Adjustable Rate Mortgage Trust
2.090% due 01/25/2034 ~	3	3
2.512% due 04/25/2033 ~	7	8
2.744% due 02/25/2034 ~	3	3
2.875% due 04/25/2033 ~	2	2
Beast Mortgage Trust 1.447% due 03/15/2036 •	100	99
BWAY Mortgage Trust 3.454% due 03/10/2033	700	695
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,700	1,721
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~	1,600	1,585
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,640
3.815% due 04/10/2033 ~	500	483
Countrywide Alternative Loan Trust 0.877% due 05/25/2035 •	25	24
Countrywide Home Loan Mortgage Pass-Through Trust 1.097% due 03/25/2035 •	32	28
Credit Suisse First Boston Mortgage Securities Corp. 2.590% due 11/25/2032 ~	2	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.103% due 07/25/2033 ~	2	2
DBGS Mortgage Trust 1.192% due 06/15/2033 •	200	198
DBWF Mortgage Trust
1.479% due 12/19/2030 ~	100	99
3.791% due 12/10/2036	2,100	2,112
Extended Stay America Trust 1.477% due 07/15/2038 •	1,292	1,278
GS Mortgage Securities Trust 3.805% due 10/10/2035 ~	500	492
HarborView Mortgage Loan Trust
0.709% due 03/19/2037 •	24	23
0.889% due 05/19/2035 •	15	14
Hilton USA Trust 3.719% due 11/05/2038	2,100	2,100
Impac CMB Trust 5.258% due 09/25/2034 þ	92	96
InTown Hotel Portfolio Trust 1.497% due 01/15/2033 •	100	100
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •	424	420
JP Morgan Mortgage Trust
1.357% due 12/25/2049 ~	33	34

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2022 (Unaudited)

2.391% due 07/25/2035 ~	29	29
LUXE Commercial Mortgage Trust
1.377% due 11/15/2038 •	300	294
1.447% due 10/15/2038 •	100	98
Morgan Stanley Capital Trust
1.297% due 07/15/2035 •	200	198
1.566% due 12/15/2023 ~	1,100	1,093
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	505
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	122	120
2.750% due 11/25/2059 ~	492	484
Ready Capital Mortgage Financing LLC 1.756% due 01/25/2037 •	600	601
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	23	21
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	3	3
Sequoia Mortgage Trust 1.149% due 07/20/2033 •	30	30
Structured Adjustable Rate Mortgage Loan Trust 0.897% due 05/25/2037 •	40	39
Structured Asset Mortgage Investments Trust
1.109% due 09/19/2032 •	15	15
1.289% due 10/19/2033 •	10	10
Tharaldson Hotel Portfolio Trust 1.340% due 11/11/2034 •	162	160
VNDO Mortgage Trust 3.805% due 01/10/2035	1,900	1,905
WaMu Mortgage Pass-Through Certificates Trust
1.141% due 08/25/2046 ~	68	68
1.541% due 08/25/2042 •	1	1
1.723% due 10/25/2046 •	24	24
Washington Mutual Mortgage Pass-Through Certificates Trust
2.638% due 05/25/2033 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	295

Total Non-Agency Mortgage-Backed Securities (Cost $23,227)		22,691

ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust 1.457% due 11/25/2042 •	20	19
ECMC Group Student Loan Trust 1.207% due 02/27/2068 •	179	176
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	577
2.330% due 06/26/2028	700	656
JP Morgan Mortgage Acquisition Corp. 1.177% due 12/25/2035 •	745	745
MASTR Asset-Backed Securities Trust 1.282% due 10/25/2034 •	454	448
Merrill Lynch Mortgage Investors Trust 1.387% due 07/25/2035 •	441	436
New Century Home Equity Loan Trust 1.192% due 06/25/2035 •	159	158
RAAC Trust 1.147% due 11/25/2036 •	300	298
Renaissance Home Equity Loan Trust 1.337% due 08/25/2033 •	2	2
SLM Student Loan Trust
0.858% due 10/25/2029 •	203	202
1.758% due 04/25/2023 •	129	129
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	162	160

Total Asset-Backed Securities (Cost $4,086)		4,006

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (e) 0.5%		2,284

U.S. TREASURY BILLS 0.2%
0.226% due 05/03/2022 (c)(d)(f)	781	781

U.S. TREASURY CASH MANAGEMENT BILLS 0.5%
0.467% due 06/21/2022 (b)(c)(f)(j)	2,208	2,206

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $5,271)		5,271

Total Investments in Securities (Cost $654,306)		603,152

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short Asset Portfolio	1,244,942	12,272
PIMCO Short-Term Floating NAV Portfolio III	145,288	1,411

Total Short-Term Instruments (Cost $13,881)		13,683

Total Investments in Affiliates (Cost $13,881)		13,683

Total Investments 129.3% (Cost $668,187)		$616,835
Financial Derivative Instruments (g)(i) (0.2)%(Cost or Premiums, net $2,075)		(744)
Other Assets and Liabilities, net (29.1)%		(138,952)

Net Assets 100.0%		$477,139

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$2,284	U.S. Treasury Bills 0.000% due 08/04/2022	$(2,330)	$2,284	$2,284

Total Repurchase Agreements	$(2,330)	$2,284	$2,284

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed	Payable for Sale-Buyback Transactions(2)

BCY	0.250%	03/18/2022	04/18/2022	$(47,509)	$(47,514)
0.330	03/31/2022	04/01/2022	(59,711)	(59,711)
BPG	0.350	04/01/2022	04/04/2022	(350,357)	(350,357)
MSC	0.370	04/01/2022	04/04/2022	(49,178)	(49,178)
0.370	04/04/2022	04/05/2022	(149,331)	(149,332)
UBS	0.160	01/14/2022	04/18/2022	(83,365)	(83,393)

Total Sale-Buyback Transactions	$(739,485)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2052	$9,300	$(8,844)	$(8,634)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2052	300	(298)	(299)

Total Short Sales (1.9)%	$(9,142)	$(8,933)

(f)	Securities with an aggregate market value of $741,429 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)	Payable for sale-buyback transactions includes $(25) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2022	425	$48,742	$(1,248)	$60	$0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	12	2,126	(85)	13	0

$(1,333)	$73	$0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2022	820	$(173,776)	$2,408		$0	$(135)
U.S. Treasury 10-Year Note June Futures				06/2022	188	(23,101)	655		0	(47)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2022	267	(36,170)	1,230		0	(108)

							$4,293		$0	$(290)

Total Futures Contracts							$2,960		$73	$(290)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay (1)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$32,500	$70	$(996)	$(926)	$24	$0
Receive (1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	6,700	(112)	439	327	0	(56)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2023	14,100	125	(498)	(373)	1	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	24,000	1,202	2,019	3,221	0	(62)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	3,400	(50)	302	252	0	(10)
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031	1,250	(14)	112	98	0	(4)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	5,100	(62)	456	394	0	(14)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	16,000	1,029	1,753	2,782	0	(89)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	5,100	(535)	(595)	(1,130)	36	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	3,450	430	406	836	0	(29)

Total Swap Agreements						$2,083	$3,398	$5,481	$61	$(264)

(h)	Securities with an aggregate market value of $2,657 and cash of $2,538 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.330%	10/23/2023	6,000	$365	$501

Total Purchased Options								$365		$501

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 5-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	2.395%	10/23/2023	29,100	$(361)	$(824)

OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052				$98.391	05/05/2022	600	$(3)		$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052				98.617	05/05/2022	200	(1)		0
SAL	Call - OTC Ginnie Mae, TBA 3.000% due 04/01/2052				101.191	04/14/2022	800	(3)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052				98.523	05/05/2022	600	(2)		0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2022 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	99.008	05/05/2022	700	(3)	0

$(12)	$(1)

Total Written Options	$(373)	$(825)

(j)

Securities with an aggregate market value of $343 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,504	$0	$1,504
U.S. Government Agencies	0	23,728	0	23,728
U.S. Treasury Obligations	0	545,952	0	545,952
Non-Agency Mortgage-Backed Securities	0	22,691	0	22,691
Asset-Backed Securities	0	4,006	0	4,006
Short-Term Instruments
Repurchase Agreements	0	2,284	0	2,284
U.S. Treasury Bills	0	781	0	781
U.S. Treasury Cash Management Bills	0	2,206	0	2,206

$0	$603,152	$0	$603,152
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,683	$0	$0	$13,683

Total Investments	$13,683	$603,152	$0	$616,835

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,933)	$0	$(8,933)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	134	0	134
Over the counter	0	501	0	501

$0	$635	$0	$635
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(554)	0	(554)
Over the counter	0	(825)	0	(825)

$0	$(1,379)	$0	$(1,379)

Total Financial Derivative Instruments	$0	$(744)	$0	$(744)

Totals	$13,683	$593,475	$0	$607,158

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$12,383	$33	$0	$0	$(144)	$12,272	$33	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$183	$155,004	$(153,760)	$(16)	$0	$1,411	$4	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC
BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co. LLC.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Other Abbreviations:
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate	TBA	To-Be-Announced
OIS	Overnight Index Swap

Schedule of Investments PIMCO Low Duration Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.6% ¤
CORPORATE BONDS & NOTES 31.0%
BANKING & FINANCE 18.2%
American Express Co. 2.250% due 03/04/2025		$4,500	$4,423
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		4,700	4,569
Banco Santander SA
1.358% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,413
3.496% due 03/24/2025		4,600	4,605
Bank of America Corp.
0.810% due 10/24/2024 •		6,900	6,679
1.219% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,206
1.843% due 02/04/2025 •		9,400	9,195
Bank of Nova Scotia
0.650% due 07/31/2024		5,000	4,760
2.440% due 03/11/2024		4,500	4,482
Barclays PLC 2.852% due 05/07/2026 •		5,100	4,957
Cape Lookout Re Ltd. 5.000% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,500	1,505
Capital One Financial Corp. 2.636% due 03/03/2026 •		5,500	5,388
Citigroup, Inc.
0.776% due 10/30/2024 •		2,000	1,933
0.831% (SOFRRATE + 0.694%) due 01/25/2026 ~(e)		4,800	4,725
0.958% (US0003M + 0.690%) due 10/27/2022 ~		5,000	5,014
2.014% due 01/25/2026 •(e)		4,800	4,624
3.290% due 03/17/2026 •(e)		5,300	5,286
Commonwealth Bank of Australia 2.296% due 03/14/2025		4,600	4,509
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		5,700	5,254
Corsair International Ltd. 4.850% due 01/28/2027 «•	EUR	4,500	4,721
Credit Suisse Group AG 3.800% due 06/09/2023		$4,800	4,845
Danske Bank AS 3.773% due 03/28/2025 •(b)		4,500	4,512
Deutsche Bank AG
0.672% due 11/08/2023 •		4,800	4,770
1.413% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,460
2.222% due 09/18/2024 •		4,800	4,697
3.300% due 11/16/2022		6,600	6,647
Federal Realty Investment Trust 3.950% due 01/15/2024		4,200	4,257
Ford Motor Credit Co. LLC
2.979% due 08/03/2022		1,700	1,703
3.096% due 05/04/2023		5,400	5,400
3.810% due 01/09/2024		5,000	5,000
4.140% due 02/15/2023		5,000	5,041
GA Global Funding Trust
0.800% due 09/13/2024		4,800	4,500
1.250% due 12/08/2023		4,800	4,637
General Motors Financial Co., Inc.
3.550% due 07/08/2022		4,800	4,825
4.250% due 05/15/2023		5,400	5,469
Goldman Sachs Group, Inc.
0.856% (SOFRRATE + 0.620%) due 12/06/2023 ~		4,800	4,781
1.214% (US0003M + 0.750%) due 02/23/2023 ~		2,400	2,405
1.217% due 12/06/2023		4,800	4,687
1.757% due 01/24/2025 •		5,700	5,561
3.000% due 03/15/2024		4,200	4,197
HSBC Holdings PLC 2.999% due 03/10/2026 •		4,600	4,513
ING Groep NV 3.869% due 03/28/2026 •		4,500	4,525
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		4,300	4,112
0.697% due 03/16/2024 •		5,000	4,907
1.037% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,870
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		4,500	4,481

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

Mitsubishi UFJ Financial Group, Inc. 1.244% (US0003M + 0.740%) due 03/02/2023 ~		5,100	5,111
Mizuho Financial Group, Inc.
1.226% (US0003M + 0.990%) due 07/10/2024 ~		3,600	3,617
1.465% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	5,054
Morgan Stanley
2.630% due 02/18/2026 •		$16,100	15,805
3.737% due 04/24/2024 •		900	909
Nationwide Building Society 3.622% due 04/26/2023 •		1,600	1,600
NatWest Group PLC 2.500% due 03/22/2023	EUR	3,900	4,422
NatWest Markets PLC 3.479% due 03/22/2025		$4,500	4,486
Nissan Motor Acceptance Co. LLC
0.894% (US0003M + 0.650%) due 07/13/2022 ~		5,900	5,894
1.050% due 03/08/2024		4,000	3,797
NTT Finance Corp. 0.373% due 03/03/2023		5,000	4,927
Standard Chartered PLC
1.136% (SOFRRATE + 0.930%) due 11/23/2025 ~		5,000	4,945
1.319% due 10/14/2023 •		4,800	4,756
1.822% due 11/23/2025 •		5,000	4,755
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		5,300	4,993
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023		4,800	4,674
Toronto-Dominion Bank 2.350% due 03/08/2024		13,800	13,727
UniCredit SpA 7.830% due 12/04/2023		10,700	11,376
Wells Fargo & Co.
1.654% due 06/02/2024 •		5,200	5,140
2.509% due 10/27/2023 (e)	CAD	6,200	4,918

			324,956

INDUSTRIALS 10.1%
7-Eleven, Inc. 0.625% due 02/10/2023		$5,000	4,924
Anthem, Inc. 0.450% due 03/15/2023		6,000	5,904
BMW Finance NV 2.250% due 08/12/2022		9,200	9,222
Boeing Co.
1.167% due 02/04/2023		5,900	5,856
1.950% due 02/01/2024		5,000	4,892
CenterPoint Energy Resources Corp. 1.004% (US0003M + 0.500%) due 03/02/2023 ~		2,875	2,867
Charter Communications Operating LLC 4.464% due 07/23/2022		2,100	2,108
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,600
Daimler Finance North America LLC 0.750% due 03/01/2024		6,000	5,761
Daimler Trucks Finance North America LLC
0.765% (SOFRRATE + 0.500%) due 06/14/2023 ~		5,700	5,684
0.865% (SOFRRATE + 0.600%) due 12/14/2023 ~		5,000	4,991
1.015% (SOFRRATE + 0.750%) due 12/13/2024 ~		5,000	4,962
1.125% due 12/14/2023		5,000	4,852
Danone SA 2.947% due 11/02/2026		4,000	3,983
Expedia Group, Inc. 3.600% due 12/15/2023		3,600	3,632
Fidelity National Information Services, Inc. 0.375% due 03/01/2023		5,000	4,913
General Mills, Inc. 6.410% due 10/15/2022		4,900	5,010
Hasbro, Inc. 3.550% due 11/19/2026		4,600	4,578
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023		5,000	4,854
Hyundai Capital America
0.800% due 04/03/2023		5,000	4,908
1.150% due 11/10/2022		6,000	5,960
5.875% due 04/07/2025		4,500	4,759
Magallanes, Inc. 3.528% due 03/15/2024		6,000	5,999
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,800	4,792
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		5,000	4,646
Phillips 66 0.900% due 02/15/2024		4,900	4,745
Qorvo, Inc. 1.750% due 12/15/2024		4,600	4,393

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

Reckitt Benckiser Treasury Services PLC 1.514% (US0003M + 0.560%) due 06/24/2022 ~		400	400
Renesas Electronics Corp. 1.543% due 11/26/2024		5,000	4,765
Rogers Communications, Inc. 2.950% due 03/15/2025		9,200	9,143
SK Hynix, Inc. 1.000% due 01/19/2024		5,000	4,803
Southern Co.
0.549% (SOFRRATE + 0.370%) due 05/10/2023 ~		4,800	4,787
0.600% due 02/26/2024		5,100	4,906
T-Mobile USA, Inc. 3.500% due 04/15/2025		4,500	4,534
Thermo Fisher Scientific Finance BV 0.000% due 11/18/2025 (d)	EUR	4,700	4,998
Toyota Motor Corp. 0.681% due 03/25/2024		$6,500	6,279
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022		500	502
Volkswagen International Finance NV 1.034% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	700	797

			179,709

UTILITIES 2.7%
AES Corp. 1.375% due 01/15/2026		$5,100	4,696
Atmos Energy Corp. 1.023% (US0003M + 0.380%) due 03/09/2023 ~		6,000	5,993
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022		2,700	2,700
NextEra Energy Capital Holdings, Inc. 0.750% (US0003M + 0.270%) due 02/22/2023 ~		5,000	4,984
Pacific Gas & Electric Co.
1.367% due 03/10/2023		5,000	4,915
2.365% (US0003M + 1.480%) due 06/16/2022 ~		3,500	3,500
3.400% due 08/15/2024		900	892
3.850% due 11/15/2023		400	402
4.250% due 08/01/2023		4,800	4,849
Southern California Edison Co. 0.702% (SOFRRATE + 0.470%) due 12/02/2022 ~		5,000	5,001
SSE PLC 1.250% due 04/16/2025	EUR	3,800	4,221
Verizon Communications, Inc. 2.355% due 03/15/2032		$5,865	5,307

			47,460

Total Corporate Bonds & Notes (Cost $562,645)			552,125

U.S. GOVERNMENT AGENCIES 22.6%
Fannie Mae
0.247% due 12/25/2036 - 07/25/2037 •		92	90
0.537% due 09/25/2042 •		250	249
0.807% due 03/25/2044 •		19	18
1.000% due 01/25/2043		43	39
1.257% due 04/25/2023 •		1	1
1.303% due 06/01/2043 •		56	58
1.304% due 07/01/2042 •		24	24
1.341% due 06/17/2027 •		8	8
1.354% due 09/01/2041 •		62	63
1.775% due 09/01/2035 •		39	40
1.904% due 11/01/2035 •		14	14
1.952% due 07/01/2035 •		3	3
2.033% due 05/01/2038 •		920	960
4.012% due 12/01/2036 •		2	2
4.956% due 09/01/2034 •		1	1
4.969% due 12/25/2042 ~		3	3
5.000% due 04/25/2033		4	4
Fannie Mae, TBA 3.000% due 06/01/2040		114,000	111,120
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025		48,700	45,244
0.680% due 08/06/2025		18,800	17,657
0.717% due 08/25/2031 •		45	44
0.800% due 10/28/2026		11,800	10,866
1.304% due 02/25/2045 •		84	85
2.021% due 09/01/2035 •		62	64
2.050% due 07/01/2035 •		16	16
4.000% due 12/01/2047 - 08/01/2048		3,603	3,723
6.500% due 07/25/2043		29	33
9.045% due 08/15/2044 •		1,151	1,340
Ginnie Mae
0.561% due 06/20/2065 •		1,862	1,857
0.626% due 10/20/2065 •		6,450	6,437
0.646% due 07/20/2063 •		1,315	1,313

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

0.906% due 05/20/2066 •		697	701
0.956% due 04/20/2066 •		4,844	4,874
1.047% due 07/20/2067 •		5,003	5,024
1.699% due 08/20/2070 •		4,673	4,847
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052		28,904	28,363
3.000% due 04/01/2052 (b)		17,800	17,441
3.500% due 07/01/2047 - 12/01/2047		37,816	38,359
4.000% due 08/01/2044 - 08/01/2048		3,845	3,964
4.500% due 03/01/2023 - 08/01/2046		687	714
5.000% due 05/01/2027 - 06/01/2028		53	56
5.500% due 12/01/2028 - 02/01/2049		118	125
6.000% due 02/01/2033 - 01/01/2039		520	573
6.500% due 04/01/2036		59	63
Uniform Mortgage-Backed Security, TBA
3.000% due 03/01/2052 - 05/01/2052		97,700	95,527
4.500% due 04/01/2037		200	205

Total U.S. Government Agencies (Cost $408,007)			402,212

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.6%
Adjustable Rate Mortgage Trust 2.583% due 09/25/2035 ^~		160	150
American Home Mortgage Investment Trust 2.829% due 02/25/2045 •		5	5
AREIT Trust 1.300% due 11/17/2024 •		5,000	4,950
BAMLL Commercial Mortgage Securities Trust 1.447% due 04/15/2036 •		4,500	4,479
Banc of America Funding Trust 3.482% due 01/20/2047 ^~		100	97
Banc of America Mortgage Trust
2.452% due 07/25/2034 ~		150	151
2.507% due 08/25/2034 ~		256	264
3.675% due 05/25/2033 ~		23	24
Bear Stearns Adjustable Rate Mortgage Trust
2.090% due 01/25/2034 ~		4	4
2.678% due 01/25/2035 ~		924	930
3.039% due 07/25/2034 ~		63	61
4.564% due 01/25/2035 ~		29	30
Bear Stearns ALT-A Trust 0.777% due 02/25/2034 ~ •		139	134
Bear Stearns Structured Products, Inc. Trust
2.340% due 12/26/2046 ^~		194	166
2.728% due 01/26/2036 ^~		288	248
BX Commercial Mortgage Trust 1.484% due 10/15/2036 •		4,500	4,454
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.737% due 01/25/2035 •		10	10
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		11	11
2.821% due 08/25/2035 ^~		68	57
Colony Mortgage Capital Ltd. 1.526% due 11/15/2038 •		4,700	4,637
Commercial Mortgage Trust 3.147% due 08/15/2045		5,177	5,170
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		6	6
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^~ •		169	168
2.505% due 02/20/2035 ~		42	42
2.529% due 11/20/2034 ~		297	302
2.696% due 11/25/2034 ~		134	133
CRSNT Commercial Mortgage Trust 1.220% due 04/15/2036 •		6,000	5,917
DROP Mortgage Trust 1.550% due 04/15/2026 •		5,000	4,954
Eurosail PLC
0.000% due 12/10/2044 •	EUR	9	10
1.972% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	5,497	7,188
First Horizon Alternative Mortgage Securities Trust 2.371% due 09/25/2034 ~		$132	130
First Horizon Mortgage Pass-Through Trust 2.774% due 08/25/2035 ~		58	43
FirstMac Mortgage Funding Trust
1.065% due 03/08/2049 •	AUD	851	637
1.315% due 03/08/2049 •		6,100	4,580
GMAC Mortgage Corp. Loan Trust 3.755% due 11/19/2035 ~		$25	25
GPMT Ltd. 1.718% due 07/16/2035 •		4,300	4,288
Great Hall Mortgages PLC 1.078% due 06/18/2039 •		662	652
GS Mortgage Securities Trust 1.915% due 11/10/2045 ~(a)		1,958	6

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

GS Mortgage-Backed Securities Trust 2.500% due 08/26/2052 ~		5,000	4,620
GSR Mortgage Loan Trust
2.910% due 09/25/2035 ~		98	99
2.988% due 09/25/2034 ~		35	36
HarborView Mortgage Loan Trust
0.889% due 05/19/2035 •		34	32
2.665% due 07/19/2035 ^~		194	159
Hawksmoor Mortgages 1.240% due 05/25/2053 •	GBP	11,733	15,438
Impac CMB Trust 1.457% due 07/25/2033 •		$30	30
JP Morgan Chase Commercial Mortgage Securities Trust 1.705% due 10/15/2045 ~(a)		7,949	13
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		11	7
LoanCore Issuer Ltd. 0.964% due 07/15/2035 •		4,459	4,421
LUXE Commercial Mortgage Trust 1.447% due 10/15/2038 •		4,800	4,726
Merrill Lynch Mortgage Investors Trust
0.957% due 11/25/2035 •		44	43
1.117% due 09/25/2029 •		192	188
OBX Trust 3.000% due 01/25/2052 ~		4,935	4,725
PFP Ltd. 1.247% due 04/14/2038 •		5,347	5,280
PHHMC Trust 5.927% due 07/18/2035 ~		68	68
Prime Mortgage Trust 0.857% due 02/25/2034 •		2	2
Ready Capital Mortgage Financing LLC
1.457% due 04/25/2038 •		5,752	5,744
1.756% due 01/25/2037 •		4,500	4,506
Residential Funding Mortgage Securities, Inc. Trust 3.023% due 09/25/2035 ^~		370	266
Residential Mortgage Securities PLC 1.547% due 06/20/2070 •	GBP	4,956	6,558
RESIMAC Bastille Trust 0.885% due 02/03/2053 •		$17,223	17,137
Ripon Mortgages PLC
1.204% due 08/28/2056 •	GBP	9,100	11,912
1.654% due 08/28/2056 ~ •		7,000	9,112
RMAC PLC 0.795% due 06/12/2046 •		3,434	4,510
Stratton Mortgage Funding PLC 0.992% due 07/20/2060 ~ •		6,083	7,993
Structured Adjustable Rate Mortgage Loan Trust
1.541% due 01/25/2035 ^•		$101	93
2.459% due 02/25/2034 ~		58	58
2.868% due 08/25/2035 ~		73	70
Structured Asset Mortgage Investments Trust
1.017% due 02/25/2036 ^•		70	67
1.109% due 09/19/2032 •		1	1
Towd Point HE Trust 0.918% due 02/25/2063 ~		2,472	2,432
Towd Point Mortgage Funding 0.992% due 07/20/2045 •	GBP	3,583	4,711
Towd Point Mortgage Funding PLC
0.174% due 05/20/2045 •		9,418	12,378
1.236% due 10/20/2051 •		6,045	7,973
Trinity Square PLC 0.936% due 07/15/2059 •		4,463	5,859
VMC Finance LLC 1.568% due 06/16/2036 ~ •		$4,808	4,767
Waikiki Beach Hotel Trust 1.447% due 12/15/2033 •		4,500	4,444
WaMu Mortgage Pass-Through Certificates Trust
0.997% due 12/25/2045 ~ •		38	38
1.137% due 01/25/2045 •		239	237
1.541% due 06/25/2042 •		5	5
Wells Fargo Commercial Mortgage Trust 1.701% due 10/15/2045 ~(a)		2,805	9

Total Non-Agency Mortgage-Backed Securities (Cost $208,371)			205,880

ASSET-BACKED SECURITIES 11.7%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		1,796	1,794
ACE Securities Corp. Home Equity Loan Trust
0.577% due 10/25/2036 •		50	25
1.357% due 12/25/2034 •		942	913
1.387% due 02/25/2036 ^•		3,317	3,242
Anchorage Capital CLO Ltd. 1.381% due 07/15/2032 •		5,000	4,918

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	2,774	3,056
Ares CLO Ltd.
1.111% due 01/15/2029 •		$4,734	4,702
1.291% due 04/18/2031 ~ •		5,000	4,920
Asset-Backed Securities Corp. Home Equity Loan Trust 2.047% due 03/15/2032 •		43	43
BDS Ltd. 1.818% due 12/16/2036 •		5,000	4,951
Bear Stearns Asset-Backed Securities Trust 1.457% due 10/25/2037 •		175	175
Benefit Street Partners CLO Ltd.
1.191% due 10/15/2030 •		4,800	4,760
1.591% due 01/15/2033 •		4,500	4,482
Carlyle Euro CLO DAC 0.890% due 08/15/2032 •	EUR	4,300	4,716
Carvana Auto Receivables Trust 2.570% due 05/12/2025		$4,400	4,391
CIFC Funding Ltd. 1.209% due 10/24/2030 •		5,000	4,972
Countrywide Asset-Backed Certificates 1.157% due 12/25/2033 ~ •		510	497
Credit Suisse First Boston Mortgage Securities Corp. 1.077% due 01/25/2032 •		3	3
Dell Equipment Finance Trust
1.217% due 03/22/2023		2,300	2,299
2.110% due 08/23/2027		2,400	2,391
Dryden Senior Loan Fund 1.261% due 04/15/2029 •		5,668	5,652
Edsouth Indenture LLC 1.607% due 09/25/2040 •		196	197
Fortress Credit Investments Ltd. 1.933% due 12/17/2026 ~ •		4,600	4,603
Gallatin CLO Ltd. 1.305% due 01/21/2028 •		3,001	2,989
GE-WMC Mortgage Securities Trust 0.537% due 08/25/2036 •		7	4
GLS Auto Receivables Trust 1.980% due 08/15/2025		4,500	4,493
GSAMP Trust 1.042% due 01/25/2036 •		319	319
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		4,500	4,501
3.730% due 09/25/2026		4,500	4,509
KREF Ltd. 1.780% due 02/17/2039 •		4,500	4,476
LCM LP 1.118% due 07/19/2027 ~ •		4,462	4,435
LCM Ltd. 1.375% due 07/20/2030 •		5,000	4,975
LMREC LLC 1.505% due 04/22/2037 •		5,000	4,865
LoanCore Issuer Ltd. 1.600% due 01/17/2037 •		4,200	4,177
Lument Finance Trust, Inc. 1.567% due 06/15/2039 ~ •		5,000	4,948
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •	EUR	4,200	4,597
Magnetite Ltd. 1.386% due 11/15/2028 •		$4,771	4,738
Massachusetts Educational Financing Authority 1.208% due 04/25/2038 •		137	137
MF1 Ltd. 1.400% due 02/19/2037 •		5,000	4,966
NovaStar Mortgage Funding Trust 0.777% due 05/25/2036 •		1,856	1,827
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.017% due 12/25/2035 •		199	194
Oscar U.S. Funding LLC 2.820% due 04/10/2029 «		4,600	4,397
OZLM Ltd. 1.221% due 10/17/2029 •		5,564	5,537
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	4,200	4,642
Residential Asset Securities Corp. Trust 1.342% due 01/25/2034 ~ •		$917	910
SLC Student Loan Trust 0.936% due 03/15/2027 •		554	552
SLM Student Loan Trust 0.408% due 10/25/2029 •		1,800	1,789
Sound Point CLO Ltd.
1.234% due 10/20/2030 •		4,700	4,662
1.238% due 07/25/2030 •		4,700	4,706
Steele Creek CLO Ltd. 1.325% due 04/21/2031 •		3,000	2,982

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

Stonepeak ABS 2.301% due 02/28/2033		4,601	4,339
Structured Asset Investment Loan Trust
1.162% due 03/25/2034 •		269	260
1.432% due 10/25/2033 •		37	36
Structured Asset Securities Corp. Mortgage Loan Trust 0.767% due 05/25/2036 •		4,090	4,035
Symphony CLO Ltd. 1.121% due 04/15/2028 •		958	954
THL Credit Wind River Clo Ltd. 1.321% due 04/15/2031 •		4,800	4,766
TICP CLO Ltd. 1.094% due 04/20/2028 •		3,060	3,052
Toro European CLO DAC 0.810% due 02/15/2034 •	EUR	5,400	5,947
TPG Real Estate Finance Issuer Ltd. 1.700% due 02/15/2039 •		$4,600	4,572
TPG Real Estate Finance Ltd.
1.314% due 10/15/2034 •		2,678	2,649
1.641% due 03/15/2038 •		5,000	4,952
Venture CLO Ltd.
1.244% due 07/20/2030 •		4,800	4,751
1.274% due 04/20/2029 •		3,756	3,758
Voya CLO Ltd. 1.191% due 04/17/2030 •		5,000	4,982

Total Asset-Backed Securities (Cost $210,720)			208,082

SOVEREIGN ISSUES 2.1%
Israel Government International Bond 0.750% due 07/31/2022	ILS	15,500	4,867
Peru Government International Bond 8.200% due 08/12/2026	PEN	26,000	7,648
Provincia de Buenos Aires 42.033% due 04/12/2025	ARS	3,463	17
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	335,400	25,050

Total Sovereign Issues (Cost $37,772)			37,582

SHORT-TERM INSTRUMENTS 30.6%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC 1.130% due 06/21/2022		$5,000	5,003

COMMERCIAL PAPER 7.4%
AT&T, Inc.
0.950% due 04/18/2022		4,500	4,498
0.950% due 04/19/2022		4,600	4,598
Brookfield US Holdings, Inc. 1.014% due 04/04/2022		9,100	9,100
Crown Castle International Corp. 1.450% due 05/05/2022		9,000	8,991
Danaher Corp. 0.950% due 04/07/2022		4,500	4,499
Duke Energy Corp.
0.820% due 04/12/2022		5,800	5,799
0.860% due 04/18/2022		4,500	4,498
Entergy Corp. 1.150% due 05/17/2022		4,500	4,496
Enterprise Products Operating LLC 0.930% due 04/14/2022		4,500	4,499
Humana, Inc. 1.220% due 04/07/2022		4,500	4,500
International Flavors & Fragrances, Inc.
1.450% due 04/14/2022		4,500	4,499
1.620% due 06/03/2022 (b)		5,500	5,488
Marsh & McLennan Cos., Inc.
0.900% due 04/18/2022		4,500	4,498
0.950% due 04/21/2022		4,500	4,498
0.950% due 04/22/2022		4,500	4,498
Mizuho Bank Ltd. 1.160% due 07/15/2022		4,500	4,487
Parker-Hannifin Corp. 1.350% due 05/16/2022		4,500	4,496
Rogers Communications, Inc.
1.300% due 04/26/2022		4,500	4,497
1.500% due 05/19/2022		4,000	3,994
Trustees of Dartmouth College 0.650% due 05/18/2022		4,400	4,396
Ventas Realty LP
0.800% due 04/04/2022		4,500	4,500
0.850% due 04/14/2022		5,000	4,999

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

0.930% due 04/19/2022		4,500	4,498
VW Credit Canada, Inc.
0.950% due 04/27/2022		3,000	2,998
0.975% due 04/26/2022		4,500	4,497
VW Credit, Inc.
0.870% due 04/11/2022		4,500	4,499
0.930% due 04/27/2022		4,500	4,497

			131,317

REPURCHASE AGREEMENTS (f) 0.1%			2,624

ISRAEL TREASURY BILLS 2.2% (c)
(0.000)% due 04/06/2022 - 01/04/2023 (d)	ILS	124,500	38,978

JAPAN TREASURY BILLS 7.8% (c)
(0.087)% due 06/13/2022 - 06/20/2022 (d)	JPY	(1,976,000)	138,500

U.S. TREASURY BILLS 7.4% (c)
0.370% due 05/10/2022 - 06/23/2022 (d)(h)(j)		$131,300	131,238

U.S. TREASURY CASH MANAGEMENT BILLS 5.4% (c)
0.276% due 05/17/2022 - 07/19/2022 (d)(h)(j)		96,700	96,655

Total Short-Term Instruments (Cost $549,536)			544,315

Total Investments in Securities (Cost $1,977,051)			1,950,196

		SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short Asset Portfolio		7,954,583	78,416
PIMCO Short-Term Floating NAV Portfolio III		13,622	133

Total Short-Term Instruments (Cost $77,659)			78,549

Total Investments in Affiliates (Cost $77,659)			78,549

Total Investments 114.0% (Cost $2,054,710)			$2,028,745
Financial Derivative Instruments (g)(i) (0.4)%(Cost or Premiums, net $489)			(7,778)
Other Assets and Liabilities, net (13.6)%			(241,034)

Net Assets 100.0%			$1,779,933

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				0.831%	01/25/2026	01/18/2022		$4,800	$4,725	0.27%
Citigroup, Inc.				2.014	01/25/2026	01/18/2022		4,800	4,624	0.26
Citigroup, Inc.				3.290	03/17/2026	03/10/2022		5,300	5,286	0.30
Wells Fargo & Co.				2.509	10/27/2023	10/20/2022		4,820	4,918	0.28

								$19,720	$19,553	1.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$2,624	U.S. Treasury Bills 0.000% due 08/04/2022			$(2,676)	$2,624	$2,624

Total Repurchase Agreements								$(2,676)	$2,624	$2,624

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	04/01/2052	$15,000	$(14,265)	$(13,926)
Uniform Mortgage-Backed Security, TBA						2.500	05/01/2052	5,000	(4,773)	(4,761)
Uniform Mortgage-Backed Security, TBA						3.000	04/01/2052	93,500	(91,931)	(91,469)

Total Short Sales (6.2)%									$(110,969)	$(110,156)

(1)								Includes accrued interest.
(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2022 Futures					$97.500	12/19/2022	4,600	$11,500	$(2,926)	$(6,081)
Call - CME 90-Day Eurodollar December 2022 Futures					98.500	12/19/2022	4,600	11,500	(2,409)	(887)
Put - CME 90-Day Eurodollar December 2023 Futures					96.500	12/18/2023	143	358	(168)	(196)

Total Written Options								$(5,503)		$(7,164)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2024	288	$69,894	$(921)	$29	$0
U.S. Treasury 2-Year Note June Futures	06/2022	2,020	428,082	(5,242)	331	0

$(6,163)	$360	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond June Futures	06/2022	49	$(8,600)	$52	$12	$(81)
U.S. Treasury 5-Year Note June Futures	06/2022	303	(34,750)	(161)	0	(43)
U.S. Treasury 10-Year Note June Futures	06/2022	1,024	(125,824)	3,814	0	(256)
U.S. Treasury 30-Year Bond June Futures	06/2022	139	(20,859)	634	0	(87)
United Kingdom Long Gilt June Futures	06/2022	178	(28,347)	270	28	(98)

$4,609	$40	$(565)

Total Futures Contracts	$(1,554)	$400	$(565)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$300	$6	$0	$6	$0	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,400	34	(8)	26	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	11,000	255	(63)	192	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	11,100	159	23	182	0	(1)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	22,300	2,959	(961)	1,998	0	(43)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	28,700	1,993	369	2,362	0	(58)

$5,406	$(640)	$4,766	$0	$(103)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(4)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	6,200	$1,313	$27	$1,340	$0	$(70)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/07/2022	JPY	99,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/18/2022	1,640,000	0	2	2	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	9,570,000	141	(197)	(56)	32	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/18/2026	2,930,000	(35)	(111)	(146)	0	(44)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	1,640,000	201	(58)	143	60	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	4	(262)	(258)	0	(179)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051	279,000	(6)	173	167	0	(105)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	231,000	127	107	234	0	(85)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051	763,000	1	425	426	0	(288)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051	222,000	0	118	118	0	(84)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051	99,000	0	50	50	0	(37)
Receive(4)	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	310,000	97	(115)	(18)	0	(127)
Pay(4)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024	$291,800	122	(3,706)	(3,584)	0	(19)
Pay	1-Year BRL-CDI	11.212	Maturity	01/02/2025	BRL	272,900	0	(89)	(89)	83	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	04/07/2022	JPY	99,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/18/2022	1,640,000	0	4	4	0	0

$1,965	$(3,632)	$(1,667)	$175	$(1,039)

Total Swap Agreements	$7,371	$(4,272)	$3,099	$175	$(1,142)

(h)	Securities with an aggregate market value of $23,722 and cash of $7,952 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2022	GBP	79,179	$107,104	$3,115	$0
05/2022	JPY	138,100	1,137	2	0
05/2022	$993	EUR	898	2	0
05/2022	7,292	GBP	5,398	0	(202)
BPS	04/2022	AUD	2,860	$2,081	0	(59)
04/2022	BRL	55,400	9,538	0	(2,099)
04/2022	$7,793	AUD	10,387	0	(20)
04/2022	11,693	BRL	55,400	0	(57)
05/2022	EUR	43,282	$49,025	1,105	(30)
05/2022	$1,046	EUR	946	2	0
07/2022	MXN	1,628	$78	0	(3)
BSH	04/2022	BRL	83,900	17,709	86	0
04/2022	$15,676	BRL	83,900	1,946	0
07/2022	BRL	375,151	$67,355	0	(9,410)
07/2022	$69,126	BRL	375,151	7,638	0
CBK	04/2022	ILS	16,500	$5,035	0	(136)
04/2022	PEN	25,020	6,579	0	(208)
08/2022	ILS	15,618	4,876	0	(39)
09/2022	15,502	4,826	0	(61)
10/2022	15,501	4,834	0	(59)
12/2022	PEN	9,343	2,228	0	(254)
01/2023	ILS	14,997	4,746	0	(10)
DUB	10/2022	21,499	6,738	0	(49)
GLM	06/2022	$124	MYR	520	0	(1)
06/2022	ZAR	266,765	$17,408	0	(682)
HUS	05/2022	JPY	2,030,600	16,589	4	(110)
05/2022	$19,375	JPY	2,234,209	0	(1,005)
06/2022	JPY	15,607,600	$134,614	6,142	0
JPM	04/2022	BRL	28,500	4,892	0	(1,094)
04/2022	$6,015	BRL	28,500	0	(29)
05/2022	1,232	GBP	919	0	(25)
05/2022	3,768	NOK	33,555	42	0
09/2022	ILS	40,503	$12,707	0	(62)
MYI	05/2022	$1,161	GBP	891	9	0
SCX	06/2022	JPY	96,314	$831	38	0
TOR	04/2022	AUD	10,748	7,713	0	(330)
04/2022	CAD	6,343	5,002	0	(72)
04/2022	$5,071	CAD	6,334	0	(4)
05/2022	CAD	6,335	$5,071	4	0
UAG	05/2022	$7,155	NOK	63,705	78	0
06/2022	JPY	1,153,686	$9,955	462	0
06/2022	ZAR	112,541	7,220	0	(412)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Forward Foreign Currency Contracts	$20,675	$(16,522)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870%	11/02/2022	160,200	$(319)	$(6)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	160,200	(319)	(2,643)
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/13/2022	31,500	(56)	(6)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	06/13/2022	31,500	(57)	(234)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	06/13/2022	31,500	(120)	(24)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/13/2022	31,500	(120)	(438)

Total Written Options	$(991)	$(3,351)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.919%	$1,000	$(48)	$4	$0	$(44)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.767	4,900	(238)	76	0	(162)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	1,800	(102)	24	0	(78)

Total Swap Agreements	$(388)	$104	$0	$(284)

(j)

Securities with an aggregate market value of $7,925 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$320,235	$4,721	$324,956
Industrials	0	179,709	0	179,709
Utilities	0	47,460	0	47,460
U.S. Government Agencies	0	402,212	0	402,212
Non-Agency Mortgage-Backed Securities	0	205,880	0	205,880
Asset-Backed Securities	0	203,685	4,397	208,082
Sovereign Issues	0	37,582	0	37,582
Short-Term Instruments
Certificates of Deposit	0	5,003	0	5,003
Commercial Paper	0	131,317	0	131,317
Repurchase Agreements	0	2,624	0	2,624
Israel Treasury Bills	0	38,978	0	38,978
Japan Treasury Bills	0	138,500	0	138,500

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2022 (Unaudited)

U.S. Treasury Bills	0	131,238	0	131,238
U.S. Treasury Cash Management Bills	0	96,655	0	96,655
Japan Treasury Bills	0	0	0	0

	$0	$1,941,078	$9,118	$1,950,196
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$78,549	$0	$0	$78,549

Total Investments	$78,549	$1,941,078	$9,118	$2,028,745

Short Sales, at Value - Liabilities
Japan Treasury Bills	0	0	0	0
U.S. Government Agencies	0	(110,156)	0	(110,156)

	$0	$(110,156)	$0	$(110,156)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	40	535	0	575
Over the counter	0	20,675	0	20,675

	$40	$21,210	$0	$21,250
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(179)	(8,691)	0	(8,871)
Over the counter	0	(20,157)	0	(20,157)

	$(179)	$(28,849)	$0	$(29,028)

Total Financial Derivative Instruments	$(139)	$(7,639)	$0	$(7,778)

Totals	$78,410	$1,823,283	$9,118	$1,910,811

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$103,276	$248	$(24,100)	$443	$(1,451)	$78,416	$249	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$232	$0	$(99)	$(1)	$1	$133	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NOK	Norwegian Krone
AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol
BRL	Brazilian Real	JPY	Japanese Yen	USD (or $)	United States Dollar
CAD	Canadian Dollar	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	MYR	Malaysian Ringgit

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Real Return Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 157.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC 2.207% (LIBOR03M + 1.750%) due 06/22/2026 ~		$77	$76

Total Loan Participations and Assignments (Cost $77)			76

CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 1.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		120	106
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		2,600	2,627
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,800	1,803
ING Bank NV 2.625% due 12/05/2022		3,200	3,216
Jackson National Life Global Funding 2.375% due 09/15/2022		500	502
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(c)(d)	EUR	600	687
Mitsubishi HC Capital, Inc. 3.960% due 09/19/2023		$400	406
Natwest Group PLC
2.516% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,120
4.519% due 06/25/2024 •		1,400	1,422
Nissan Motor Acceptance Co. LLC 2.650% due 07/13/2022		200	200
UniCredit SpA 7.830% due 12/04/2023		8,450	8,984

			22,073

INDUSTRIALS 0.0%
Charter Communications Operating LLC 4.464% due 07/23/2022		140	140
Flex Ltd. 5.000% due 02/15/2023		100	102
Toyota Tsusho Corp. 3.625% due 09/13/2023		200	203
VMware, Inc. 3.900% due 08/21/2027		190	193

			638

UTILITIES 0.2%
Eversource Energy 2.900% due 10/01/2024		100	99
Petrobras Global Finance BV 5.093% due 01/15/2030		3,358	3,358
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	100

			3,557

Total Corporate Bonds & Notes (Cost $25,850)			26,268

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.247% due 12/25/2036 •		13	13
0.607% due 08/25/2034 •		14	14
0.807% due 07/25/2037 - 05/25/2042 •		29	29
0.897% due 05/25/2036 •		6	6
1.304% due 07/01/2044 - 09/01/2044 •		13	13
1.663% due 10/01/2035 •		13	14
1.959% due 05/25/2035 ~		91	92
Freddie Mac
0.456% due 07/15/2044 •		1,290	1,284
0.717% due 08/25/2031 •		18	18
0.847% due 09/15/2042 •		1,841	1,834
1.304% due 02/25/2045 •		308	312
1.341% due 10/25/2044 •		998	1,018
2.126% due 12/01/2035 •		20	20

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

2.350% due 01/01/2034 •	16	17
Ginnie Mae
0.382% due 08/20/2068 •	2,070	2,025
1.029% due 04/20/2067 •	1,685	1,678
U.S. Small Business Administration 6.020% due 08/01/2028	131	137
Uniform Mortgage-Backed Security, TBA
3.500% due 06/01/2052	19,440	19,368
4.000% due 04/01/2052 - 05/01/2052	42,000	42,727

Total U.S. Government Agencies (Cost $70,571)		70,619

U.S. TREASURY OBLIGATIONS 105.6%
U.S. Treasury Bonds
1.625% due 11/15/2050 (g)(k)	9,320	7,649
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022	55,476	55,689
0.125% due 07/15/2022	36,015	37,002
0.125% due 01/15/2023 (g)	53,897	55,781
0.125% due 10/15/2024 (g)	55,105	57,655
0.125% due 04/15/2025 (g)	58,445	61,107
0.125% due 10/15/2025 (g)(i)(k)	8,124	8,519
0.125% due 04/15/2026	17,899	18,716
0.125% due 07/15/2026 (g)	47,466	49,911
0.125% due 10/15/2026 (g)	22,321	23,473
0.125% due 01/15/2030 (g)	37,624	39,744
0.125% due 07/15/2030	26,858	28,505
0.125% due 01/15/2031	14,004	14,833
0.125% due 07/15/2031 (g)	153,656	163,564
0.125% due 01/15/2032 (g)	60,838	64,761
0.125% due 02/15/2051	17,759	18,213
0.125% due 02/15/2052 (g)(k)	6,058	6,293
0.250% due 01/15/2025 (g)	37,262	39,086
0.250% due 07/15/2029 (g)	62,827	67,114
0.250% due 02/15/2050	9,260	9,738
0.375% due 07/15/2023 (g)	60,312	63,314
0.375% due 07/15/2025 (k)	8,810	9,320
0.375% due 01/15/2027	29,439	31,215
0.375% due 07/15/2027 (g)	37,067	39,500
0.500% due 04/15/2024 (g)(i)	58,107	61,084
0.500% due 01/15/2028 (g)	80,766	86,441
0.625% due 04/15/2023 (g)(i)	58,446	60,943
0.625% due 01/15/2024	35,295	37,128
0.625% due 01/15/2026 (g)	55,237	58,909
0.625% due 02/15/2043 (k)	8,093	9,041
0.750% due 07/15/2028	30,110	32,948
0.750% due 02/15/2042 (g)	47,704	54,570
0.750% due 02/15/2045 (g)	58,298	67,000
0.875% due 01/15/2029 (g)	59,442	65,670
0.875% due 02/15/2047	22,362	26,802
1.000% due 02/15/2046	29,397	35,821
1.000% due 02/15/2048	6,186	7,688
1.375% due 02/15/2044 (g)	68,911	88,432
1.750% due 01/15/2028 (g)	54,226	62,113
2.000% due 01/15/2026	24,887	27,896
2.125% due 02/15/2040	11,470	16,234
2.125% due 02/15/2041	8,407	11,893
2.375% due 01/15/2025 (g)	46,986	52,165
2.375% due 01/15/2027 (k)	432	501
2.500% due 01/15/2029	23,274	28,367
3.375% due 04/15/2032 (k)	2,385	3,366
3.625% due 04/15/2028 (g)	44,039	55,809
3.875% due 04/15/2029 (g)	48,024	63,529
U.S. Treasury Notes
1.750% due 12/31/2024 (g)(k)	2,120	2,078

Total U.S. Treasury Obligations (Cost $1,951,243)		1,987,130

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Adjustable Rate Mortgage Trust 3.194% due 05/25/2036 ^~	76	73
Alliance Bancorp Trust 0.937% due 07/25/2037 •	620	576
American Home Mortgage Investment Trust 2.329% due 09/25/2045 •	7	7
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	186	183
AREIT Trust 2.784% due 04/15/2037 •	430	430
Banc of America Funding Trust
2.606% due 02/20/2036 ~	99	99
3.482% due 01/20/2047 ^~	85	83
Banc of America Mortgage Trust
2.496% due 06/25/2035 ~	17	16
2.713% due 02/25/2036 ^~	112	110

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 10/25/2035 ~		149	151
2.711% due 01/25/2035 ~		88	89
2.923% due 03/25/2035 ~		131	130
2.947% due 07/25/2036 ^~		110	107
3.318% due 02/25/2036 ^~		24	24
Bear Stearns ALT-A Trust
2.874% due 09/25/2035 ^~		614	454
3.322% due 03/25/2036 ^~		269	241
Chase Mortgage Finance Trust 2.550% due 02/25/2037 ~		9	9
ChaseFlex Trust 6.000% due 02/25/2037 ^		290	153
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.737% due 01/25/2035 •		3	3
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		3	3
2.490% due 03/25/2036 ^•		171	166
3.185% due 09/25/2037 ^~		252	239
3.218% due 03/25/2037 ^~		1,089	1,055
3.228% due 09/25/2059 þ		612	612
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •		4	4
5.500% due 08/25/2034		33	32
Countrywide Alternative Loan Trust
0.629% due 02/20/2047 ^•		244	200
0.817% due 05/25/2047 ~		65	59
0.837% due 09/25/2046 ^•		1,544	1,516
1.017% due 12/25/2035 •		19	19
1.141% due 12/25/2035 •		38	34
6.000% due 03/25/2037 ^		2,787	1,480
6.000% due 04/25/2037		295	288
Countrywide Home Loan Mortgage Pass-Through Trust
2.713% due 10/20/2035 ~		846	841
2.933% due 05/20/2036 ^~		51	51
5.500% due 08/25/2035 ^		24	20
6.000% due 04/25/2036		263	177
6.000% due 03/25/2037 ^		875	588
Credit Suisse Mortgage Capital Certificates 3.779% due 10/26/2036 ~		116	109
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.557% due 10/25/2036 ^~		6	5
Eurosail PLC
1.972% due 06/13/2045 •	GBP	993	1,301
1.972% due 06/13/2045 ~		389	511
First Horizon Alternative Mortgage Securities Trust
2.134% due 06/25/2034 ~		$78	78
6.000% due 02/25/2037 ^		286	165
First Horizon Mortgage Pass-Through Trust 2.774% due 08/25/2035 ~		112	83
Great Hall Mortgages PLC
0.386% due 06/18/2038 •	GBP	51	66
1.100% due 03/18/2039 •		56	73
GreenPoint Mortgage Funding Trust
0.817% due 09/25/2046 •		$221	213
0.897% due 06/25/2045 •		106	102
0.997% due 11/25/2045 •		90	82
GSR Mortgage Loan Trust
2.438% due 12/25/2034 ~		109	106
2.568% due 01/25/2035 ~		33	33
2.910% due 09/25/2035 ~		72	72
3.024% due 07/25/2035 ~		57	58
HarborView Mortgage Loan Trust
0.639% due 09/19/2037 ~		39	37
0.889% due 05/19/2035 •		29	28
1.009% due 02/19/2036 •		79	48
1.129% due 06/20/2035 ~		44	43
Hawksmoor Mortgages 1.240% due 05/25/2053 •	GBP	5,116	6,732
IndyMac INDA Mortgage Loan Trust 2.914% due 11/25/2035 ^~		$25	25
IndyMac INDX Mortgage Loan Trust
1.017% due 07/25/2035 •		136	108
1.237% due 05/25/2034 •		9	8
2.948% due 12/25/2034 ~		46	47
JP Morgan Mortgage Trust
2.291% due 02/25/2035 ~		42	42
2.379% due 09/25/2035 ~		13	12
2.547% due 08/25/2035 ~		68	68
2.598% due 07/25/2035 ~		38	39
2.723% due 07/25/2035 ~		109	109
2.877% due 07/27/2037 ~		258	249
3.108% due 08/25/2035 ^~		52	48
Lehman XS Trust 1.607% due 12/25/2037 •		2,141	2,268

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 2.759% due 11/21/2034 ~		53	53
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 1.097% due 11/15/2031 •		35	36
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.837% due 12/15/2030 ~		41	40
Merrill Lynch Mortgage Investors Trust
0.957% due 11/25/2035 •		44	43
2.937% due 12/25/2035 ~		46	38
Morgan Stanley Mortgage Loan Trust 1.992% due 06/25/2036 ~		126	130
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,651	4,554
Residential Accredit Loans, Inc. Trust
0.757% due 08/25/2035 •		45	37
1.016% due 10/25/2037 ~		771	750
Residential Asset Securitization Trust
0.857% due 05/25/2035 •		469	333
6.500% due 09/25/2036 ^		215	109
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		143	136
Residential Mortgage Securities PLC 1.547% due 06/20/2070 •	GBP	2,091	2,767
Sequoia Mortgage Trust
0.849% due 07/20/2036 •		$262	241
1.149% due 10/19/2026 •		12	12
Stratton Mortgage Funding PLC 1.390% due 05/25/2051 •	GBP	1,275	1,678
Structured Adjustable Rate Mortgage Loan Trust
1.541% due 01/25/2035 ^•		$52	48
2.459% due 02/25/2034 ~		38	38
2.868% due 08/25/2035 ~		51	49
Structured Asset Mortgage Investments Trust
0.837% due 06/25/2036 •		18	18
0.877% due 04/25/2036 •		93	87
0.949% due 07/19/2035 •		264	256
1.109% due 10/19/2034 •		26	26
Thornburg Mortgage Securities Trust 1.077% due 06/25/2044 •		2,372	2,299
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 ~	GBP	3,890	5,131
Wachovia Mortgage Loan Trust 0.917% due 01/25/2037 •		$1,291	645
WaMu Mortgage Pass-Through Certificates Trust
0.871% due 01/25/2047 ~		245	241
0.911% due 05/25/2047 •		178	170
0.914% due 12/25/2046 ~		37	35
1.141% due 02/25/2046 •		52	52
1.341% due 11/25/2042 •		7	7
1.723% due 07/25/2046 ~		326	314
1.723% due 11/25/2046 •		42	41
2.019% due 08/25/2035 ~		9	9
2.859% due 12/25/2035 ~		57	57

Total Non-Agency Mortgage-Backed Securities (Cost $43,984)			43,770

ASSET-BACKED SECURITIES 6.7%
ACE Securities Corp. Home Equity Loan Trust 0.657% due 03/25/2037 •		361	207
American Money Management Corp. CLO Ltd. 1.316% due 11/10/2030 •		800	790
Anchorage Capital CLO Ltd.
1.291% due 07/15/2030 •		1,200	1,200
1.399% due 07/22/2032 •		1,100	1,094
Apidos CLO
1.141% due 07/18/2029 •		2,400	2,379
1.171% due 07/17/2030 •		1,100	1,099
Arbor Realty Commercial Real Estate Notes Ltd. 1.500% due 01/15/2037 •		4,700	4,677
Ares CLO Ltd.
1.111% due 01/15/2029 •		284	282
1.291% due 01/15/2032 ~		700	695
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	300	329
Argent Mortgage Loan Trust 0.937% due 05/25/2035 •		$507	471
Argent Securities Trust 0.777% due 05/25/2036 •		118	37
ASSURANT CLO Ltd. 1.294% due 10/20/2031 •		1,200	1,191
Atlas Senior Loan Fund Ltd. 1.391% due 01/16/2030 •		1,200	1,196
Atrium Corp. 1.089% due 04/22/2027 •		1,788	1,778
Barings CLO Ltd. 1.324% due 01/20/2032 •		1,100	1,091

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		31	31
Benefit Street Partners CLO Ltd. 1.191% due 10/15/2030 •		300	297
Birch Grove CLO Ltd. 1.956% due 06/15/2031 •		800	797
Black Diamond CLO DAC
0.650% due 10/03/2029 •	EUR	337	371
0.980% due 05/15/2032 •		400	441
1.264% due 10/03/2029 •		$228	228
BlueMountain Fuji EUR CLO DAC 0.720% due 01/15/2031 •	EUR	300	329
Brookside Mill CLO Ltd. 1.061% due 01/17/2028 •		$375	375
Cairn CLO DAC 0.780% due 10/15/2031 •	EUR	300	328
Carlyle Global Market Strategies CLO Ltd.
1.339% due 04/22/2032 •		$300	296
1.409% due 08/14/2030 •		1,800	1,801
Carlyle U.S. CLO Ltd. 1.254% due 04/20/2031 •		2,500	2,484
Catamaran CLO Ltd. 1.359% due 04/22/2030 •		1,492	1,486
CIFC Funding Ltd.
1.209% due 10/24/2030 •		2,900	2,884
1.265% due 04/23/2029 •		483	483
CIT Mortgage Loan Trust
1.807% due 10/25/2037 •		197	197
1.957% due 10/25/2037 •		3,400	3,410
Citigroup Mortgage Loan Trust 0.537% due 01/25/2037 •		89	74
College Loan Corp. Trust 0.508% due 01/25/2024 •		800	784
Countrywide Asset-Backed Certificates
0.647% due 11/25/2037 •		2,978	2,861
0.707% due 03/25/2037 •		1,260	1,217
Countrywide Asset-Backed Certificates Trust, Inc. 1.197% due 08/25/2047 •		150	147
Credit-Based Asset Servicing & Securitization LLC
0.677% due 07/25/2037 •		715	543
1.507% due 06/25/2035 ~		386	381
Credit-Based Asset Servicing & Securitization Trust 0.517% due 11/25/2036 •		53	30
Crestline Denali CLO Ltd.
1.284% due 04/20/2030 •		800	799
1.399% due 10/23/2031 •		500	494
Dryden Euro CLO DAC 0.860% due 05/15/2034 ~	EUR	300	330
Ellington Loan Acquisition Trust 1.557% due 05/25/2037 •		$345	342
First Franklin Mortgage Loan Trust 1.162% due 11/25/2036 •		2,400	2,347
Fremont Home Loan Trust 0.592% due 10/25/2036 •		736	694
Gallatin CLO Ltd. 1.177% due 07/15/2031 •		500	497
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		267	188
GSAMP Trust
0.527% due 12/25/2036 •		67	40
1.192% due 09/25/2035 ^•		40	40
1.432% due 03/25/2035 ^•		40	39
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	1,400	1,521
Home Equity Asset Trust 1.132% due 02/25/2036 •		$1,977	1,956
HSI Asset Securitization Corp. Trust 0.557% due 10/25/2036 •		4	2
IndyMac INDB Mortgage Loan Trust 0.597% due 07/25/2036 •		582	211
JP Morgan Mortgage Acquisition Trust 0.667% due 10/25/2036 ~		38	38
Jubilee CLO DAC
0.270% due 07/12/2028 •	EUR	282	312
0.298% due 12/15/2029 ~		1,993	2,196
KKR CLO Ltd. 1.191% due 07/15/2030 •		$1,100	1,087
KVK CLO Ltd. 1.138% due 01/14/2028 •		64	64
Laurelin DAC 0.720% due 10/20/2031 ~	EUR	500	547
LCM LP
1.118% due 07/19/2027 ~		$4,016	3,991
1.254% due 07/20/2030 •		300	297
LCM Ltd. 1.375% due 07/20/2030 •		1,000	995

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		900	650
Lehman XS Trust
0.777% due 05/25/2036 •		760	865
5.022% due 06/25/2036 þ		644	669
LoanCore Issuer Ltd.
1.527% due 05/15/2036 •		807	804
1.600% due 01/17/2037 •		1,800	1,790
Long Beach Mortgage Loan Trust 0.577% due 08/25/2036 •		1,007	488
Madison Park Funding Ltd. 0.991% due 04/15/2029 •		496	494
Magnetite Ltd.
1.221% due 04/15/2031 •		400	398
1.386% due 11/15/2028 •		1,590	1,579
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	553	612
Marathon CLO Ltd. 1.350% due 11/21/2027 •		$201	201
MASTR Asset-Backed Securities Trust 1.207% due 10/25/2035 ^•		54	54
Merrill Lynch Mortgage Investors Trust
0.617% due 09/25/2037 •		22	12
0.697% due 02/25/2037 •		263	102
MidOcean Credit CLO
1.229% due 01/29/2030 •		900	895
1.530% due 02/20/2031 •		1,000	992
Morgan Stanley ABS Capital, Inc. Trust 0.677% due 10/25/2036 •		1,713	955
Morgan Stanley IXIS Real Estate Capital Trust 0.507% due 11/25/2036 •		9	4
MP CLO Ltd. 1.131% due 10/18/2028 •		1,575	1,567
New Century Home Equity Loan Trust 1.222% due 02/25/2035 ~		87	86
NovaStar Mortgage Funding Trust 1.162% due 01/25/2036 •		1,091	1,086
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 ~	EUR	1,700	1,865
Oaktree CLO Ltd. 1.369% due 04/22/2030 •		$600	597
OSD CLO Ltd. 1.835% due 04/17/2031 •		2,100	2,077
OZLM Ltd.
1.221% due 10/17/2029 •		994	989
1.354% due 10/20/2031 •		300	296
1.414% due 07/20/2032 •		600	597
1.549% due 10/30/2030 •		396	396
Palmer Square European Loan Funding DAC 1.050% due 10/15/2031 «~(a)	EUR	1,300	1,434
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •		$3,200	3,173
1.054% due 07/20/2029 •		2,192	2,186
Park Place Securities, Inc. 1.162% due 09/25/2035 •		552	557
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.192% due 09/25/2035 •		617	611
1.507% due 10/25/2034 •		3,163	3,133
RAAC Trust 0.967% due 08/25/2036 •		54	55
Rad CLO Ltd. 1.379% due 07/24/2032 •		4,200	4,165
Renaissance Home Equity Loan Trust 1.217% due 12/25/2032 •		56	55
Residential Asset Securities Corp. Trust
0.737% due 09/25/2036 •		1,300	1,273
0.917% due 06/25/2036 •		2,675	2,607
Romark CLO Ltd. 1.289% due 10/23/2030 •		800	795
Saranac CLO Ltd. 1.646% due 08/13/2031 •		1,400	1,395
Saxon Asset Securities Trust 0.767% due 09/25/2037 •		564	550
Securitized Asset-Backed Receivables LLC Trust
0.577% due 12/25/2036 ^•		272	81
0.757% due 07/25/2036 •		199	104
0.777% due 07/25/2036 •		2,822	1,235
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	600	657
SLM Student Loan Trust
0.808% due 10/25/2064 •		$2,335	2,280
1.758% due 04/25/2023 •		1,737	1,741
Sound Point CLO Ltd.
1.159% due 01/23/2029 •		470	470
1.234% due 10/20/2030 •		500	496
1.249% due 01/23/2029 •		2,710	2,703

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

1.391% due 04/18/2031 •		400	399
1.464% due 07/20/2032 •		1,200	1,196
Soundview Home Loan Trust
0.517% due 11/25/2036 •		41	15
0.637% due 07/25/2037 •		820	773
0.657% due 06/25/2037 •		1,543	1,211
Stratus CLO Ltd.
0.993% due 12/28/2029 •		500	496
1.043% due 12/29/2029 •		1,000	993
Structured Asset Securities Corp. Mortgage Loan Trust 1.731% due 04/25/2035 •		94	95
Symphony CLO Ltd. 1.188% due 07/14/2026 •		269	269
THL Credit Wind River Clo Ltd. 1.321% due 04/15/2031 •		1,100	1,092
TPG Real Estate Finance Issuer Ltd. 1.700% due 02/15/2039 •		1,500	1,491
Trinitas Euro CLO DAC 1.550% due 08/15/2033 •	EUR	714	791
Venture CLO Ltd.
1.121% due 04/15/2027 •		$743	743
1.121% due 07/15/2027 •		386	386
1.154% due 10/20/2028 •		716	713
1.244% due 07/20/2030 •		300	300
Vibrant CLO Ltd.
1.294% due 09/15/2030 •		500	499
1.374% due 07/20/2032 •		1,200	1,193
Voya CLO Ltd. 1.191% due 04/17/2030 •		300	299

Total Asset-Backed Securities (Cost $126,775)			125,648

SOVEREIGN ISSUES 10.0%
Argentina Government International Bond
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	16,489	84
40.178% (BADLARPP) due 10/04/2022 ~		300	1
Australia Government International Bond 3.000% due 09/20/2025	AUD	11,673	9,746
Canada Government Real Return Bond 4.250% due 12/01/2026	CAD	6,219	6,086
France Government International Bond
0.100% due 03/01/2026	EUR	13,218	16,373
0.100% due 07/25/2031		4,623	6,053
0.250% due 07/25/2024		7,939	9,697
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033		11,563	13,309
0.400% due 05/15/2030		15,660	18,800
1.400% due 05/26/2025		45,107	54,299
Japan Government International Bond
0.005% due 03/10/2031	JPY	283,270	2,454
0.100% due 03/10/2028		679,503	5,863
0.100% due 03/10/2029		622,356	5,383
Mexico Government International Bond 7.750% due 05/29/2031	MXN	53,861	2,627
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	7,493	5,447
3.000% due 09/20/2030		4,874	3,902
Peru Government International Bond 5.940% due 02/12/2029	PEN	4,000	1,056
Qatar Government International Bond 3.875% due 04/23/2023		$2,000	2,037
Saudi Government International Bond 4.000% due 04/17/2025		3,170	3,293
United Kingdom Gilt
0.125% due 03/22/2024	GBP	9,305	13,469
1.875% due 11/22/2022		5,252	7,405

Total Sovereign Issues (Cost $188,375)			187,384

		SHARES
PREFERRED SECURITIES 0.6%
FINANCIALS 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(c)		1,220,000	1,233

UTILITIES 0.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(c)(e)		360,018	9,379

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total Preferred Securities (Cost $10,958)		10,612

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 27.4%
REPURCHASE AGREEMENTS (f) 27.4%		515,649

Total Short-Term Instruments (Cost $515,649)		515,649

Total Investments in Securities (Cost $2,933,482)		2,967,156

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,307	139

Total Short-Term Instruments (Cost $139)		139

Total Investments in Affiliates (Cost $139)		139

Total Investments 157.8% (Cost $2,933,621)		$2,967,295
Financial Derivative Instruments (h)(j) (0.2)%(Cost or Premiums, net $(2,804))		(4,054)
Other Assets and Liabilities, net (57.6)%		(1,082,317)

Net Assets 100.0%		$1,880,924

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$9,738	$9,379	0.50%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$3,149	U.S. Treasury Bills 0.000% due 08/04/2022	$(3,212)	$3,149	$3,149
JPS	0.280	04/01/2022	04/04/2022	512,500	U.S. Treasury Bonds 2.000% due 08/15/2051	(268,112)	512,500	512,500
U.S. Treasury Notes 0.125% due 02/28/2023	(255,075)

Total Repurchase Agreements	$(526,399)	$515,649	$515,649

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JPS	0.250%	03/25/2022	04/01/2022	$(23,653)	$(23,654)

Total Reverse Repurchase Agreements	$(23,654)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	0.330%	03/23/2022	04/13/2022	$(155,497)	$(155,510)
0.340	04/01/2022	04/04/2022	(20,286)	(20,286)
BOS	0.330	03/29/2022	04/05/2022	(153,069)	(153,073)
0.330	03/31/2022	04/01/2022	(65,112)	(65,113)
BPG	0.350	04/01/2022	04/04/2022	(940,121)	(940,121)
CSN	0.340	03/24/2022	04/04/2022	(114,269)	(114,277)
GSC	0.340	03/31/2022	04/01/2022	(11,614)	(11,614)
MSC	0.330	03/24/2022	04/07/2022	(2,067)	(2,067)
0.370	04/01/2022	04/04/2022	(169,289)	(169,289)
0.370	04/04/2022	04/05/2022	(9,821)	(9,822)

Total Sale-Buyback Transactions	$(1,641,172)

(g)	Securities with an aggregate market value of $1,629,718 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(1,840) at a weighted average interest rate of 0.250%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

(3)	Payable for sale-buyback transactions includes $(59) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	681	$187,011	$(1,841)	$226	$(132)
Call Options Strike @ EUR 115.200 on Euro-Schatz Bond June 2022 Futures (1)	05/2022	1,241	7	(1)	0	0
U.S. Treasury 5-Year Note June Futures	06/2022	934	107,118	(2,380)	131	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	13	2,303	55	14	0
United Kingdom Long Gilt June Futures	06/2022	97	15,448	(42)	54	(15)

$(4,209)	$425	$(147)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note June Futures	06/2022	14	$(1,151)	$19	$0	$(5)
Australia Government 10-Year Bond June Futures	06/2022	46	(4,363)	181	15	(36)
Euro-Bobl June Futures	06/2022	566	(80,684)	1,291	225	(476)
Euro-BTP Italy Government Bond June Futures	06/2022	533	(74,596)	2,248	72	(449)
Euro-Bund 10-Year Bond June Futures	06/2022	18	(3,159)	20	4	(30)
Euro-Buxl 30-Year Bond June Futures	06/2022	17	(3,502)	267	4	(54)
Euro-OAT France Government 10-Year Bond June Futures	06/2022	44	(7,375)	151	12	(71)
Euro-Schatz June Futures	06/2022	2,027	(248,309)	1,775	314	(437)
Gold 100 oz. June Futures	06/2022	55	(10,747)	(102)	0	(83)
Japan Government 10-Year Bond June Futures	06/2022	9	(11,067)	71	0	(50)
Put Options Strike @ EUR 131.500 on Euro-Bobl Bond May 2022 Futures (1)	04/2022	52	(156)	(132)	41	(20)
U.S. Treasury 2-Year Note June Futures	06/2022	249	(52,769)	69	0	(41)
U.S. Treasury 10-Year Note June Futures	06/2022	1,161	(142,658)	2,417	0	(290)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	419	(56,761)	1,214	0	(170)
U.S. Treasury 30-Year Bond June Futures	06/2022	450	(67,528)	2,072	0	(281)

$11,561	$687	$(2,493)

Total Futures Contracts	$7,352	$1,112	$(2,640)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.285%	EUR	800	$6	$(1)	$5	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.363	$800	(45)	54	9	0	0

$(39)	$53	$14	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	14,100	$445	$1,096	$1,541	$0	$(59)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	(12)	(19)	0	(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	118,480	(2)	(3)	(5)	0	(4)
Pay(6)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	58,000	0	(796)	(796)	34	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	17	53	0	(37)
Receive6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	$13,300	0	379	379	0	(10)
Receive6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	7,200	0	204	204	0	(6)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Pay(6)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		2,800	0	(149)	(149)	27	0
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		1,500	0	(108)	(108)	14	0
Receive6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	8,900	837	136	973	0	(62)
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		1,300	(131)	(66)	(197)	13	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022		7,300	0	537	537	0	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		5,100	(1)	466	465	12	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		19,800	(142)	(3,868)	(4,010)	0	(33)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	5	5	5	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	42	8	42	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		$3,700	0	276	276	1	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		30,300	(2,696)	2,031	(665)	12	0
Pay	CPURNSA	3.850	Maturity	12/20/2022		73,500	0	(2,044)	(2,044)	216	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		20,900	0	1,605	1,605	0	(70)
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,090	(2)	1,056	1,054	0	(42)
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,250	0	246	246	0	(10)
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,970	0	363	363	0	(25)
Receive	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	284	284	0	(18)
Receive	CPURNSA	2.419	Maturity	03/05/2026		10,200	0	1,019	1,019	0	(67)
Receive	CPURNSA	2.768	Maturity	05/13/2026		7,700	0	609	609	0	(51)
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	253	253	0	(22)
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	488	488	0	(38)
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	33	33	0	(3)
Receive	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	1,103	1,103	0	(53)
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,072	1,072	0	(53)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(355)	(357)	28	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		800	0	57	57	0	(6)
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	122	122	0	(13)
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,327)	(2,327)	122	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(966)	(966)	42	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	(2,883)	(2,883)	138	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(2,091)	(2,102)	85	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,755	2,755	0	(156)
Receive	UKRPI	4.220	Maturity	08/15/2022	GBP	2,200	0	182	182	4	0
Receive	UKRPI	4.180	Maturity	09/15/2022		2,300	0	184	184	4	0
Receive	UKRPI	4.480	Maturity	09/15/2023		2,300	0	201	201	10	0
Pay	UKRPI	3.850	Maturity	09/15/2024		10,900	0	(938)	(938)	0	(64)
Pay	UKRPI	3.330	Maturity	01/15/2025		800	25	(133)	(108)	0	(5)
Receive	UKRPI	4.735	Maturity	12/15/2026		5,300	(71)	347	276	47	0
Receive	UKRPI	4.615	Maturity	02/15/2027		5,000	0	231	231	45	0
Receive	UKRPI	4.626	Maturity	02/15/2027		5,800	4	260	264	52	0
Pay	UKRPI	3.438	Maturity	01/15/2030		5,400	0	(1,163)	(1,163)	0	(79)
Pay	UKRPI	3.400	Maturity	06/15/2030		4,400	156	(1,037)	(881)	0	(79)
Pay	UKRPI	3.325	Maturity	08/15/2030		13,400	126	(3,144)	(3,018)	0	(233)
Pay	UKRPI	3.750	Maturity	04/15/2031		2,110	(2)	(448)	(450)	0	(36)
Pay	UKRPI	4.066	Maturity	09/15/2031		1,800	0	(238)	(238)	0	(29)
Pay	UKRPI	3.566	Maturity	03/15/2036		1,100	0	(299)	(299)	0	(25)
Pay	UKRPI	3.580	Maturity	03/15/2036		4,000	(26)	(1,047)	(1,073)	0	(93)

							$(1,498)	$(6,456)	$(7,954)	$953	$(1,492)

Total Swap Agreements							$(1,537)	$(6,403)	$(7,940)	$953	$(1,492)

(i)	Securities with an aggregate market value of $11,536 and cash of $5,085 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		05/2022		NZD	27,217			$18,862	$8		$0
BPS		04/2022		EUR	1,755			1,961	19		0
		04/2022			$1,123		GBP	838	0		(23)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

04/2022	8,368	JPY	993,400	0	(208)
05/2022	AUD	13,364	$9,999	0	(5)
05/2022	$101	MXN	2,111	4	0
BRC	05/2022	CNH	65	$10	0	0
06/2022	MYR	650	155	1	0
BSH	05/2022	$157	PEN	586	2	0
CBK	04/2022	97	MXN	2,110	9	0
04/2022	78	PEN	292	1	0
04/2022 «	1	RUB	79	0	0
05/2022	79	PEN	294	0	0
11/2022	PEN	5,663	$1,427	0	(81)
DUB	05/2022 «	$1	RUB	114	0	0
GLM	04/2022 «	5	404	0	(1)
05/2022 «	1	104	0	0
06/2022	154	MYR	650	0	(1)
HUS	04/2022	AUD	13,364	$10,048	48	0
04/2022	EUR	7,488	8,249	11	(45)
04/2022	GBP	2,524	3,352	37	(1)
04/2022	$4,846	EUR	4,400	22	0
04/2022	4,574	GBP	3,446	2	(49)
04/2022	1,000	NZD	1,453	7	0
JPM	04/2022 «	RUB	1,851	$13	0	(8)
05/2022 «	219	1	0	(1)
05/2022	$10	CNH	65	0	0
MBC	05/2022	11	67	0	0
MYI	04/2022	126,869	EUR	113,932	0	(832)
05/2022	EUR	113,932	$126,979	835	0
RBC	06/2022	MXN	50,873	2,470	0	(56)
SCX	04/2022	EUR	109,089	122,686	2,006	0
04/2022	GBP	31,753	42,616	904	0
04/2022	JPY	3,381,262	29,377	1,602	0
04/2022	$26	PEN	98	1	0
04/2022 «	18	RUB	1,368	0	(1)
05/2022	CNH	42	$7	0	0
05/2022	GBP	29,993	39,483	90	0
05/2022	JPY	1,917,963	15,811	47	0
TOR	04/2022	CAD	7,660	6,040	0	(87)
04/2022	$6,124	CAD	7,649	0	(5)
05/2022	CAD	7,650	$6,124	5	0
UAG	04/2022	NZD	28,670	19,299	0	(570)
04/2022	$3,832	JPY	466,200	0	(3)

Total Forward Foreign Currency Contracts	$5,661	$(1,977)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	5,600	$4	$1,404
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	6,530	496	1,636
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	38,400	192	52
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,370	251	844
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	67,400	371	175
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	5,300	329	487
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	71,800	438	159
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	38,100	195	53
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	5,400	394	1,361
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	10,900	685	944

$3,355	$7,115

Total Purchased Options	$3,355	$7,115

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	2,600	$(3)	$0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	2,700	(4)	(3)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	04/20/2022	300	(1)	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	2,300	(3)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	06/15/2022	1,400	(4)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.100	06/15/2022	1,000	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	2,200	(10)	(3)
BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	07/20/2022	2,500	(5)	(2)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,700	(3)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	06/15/2022	3,500	(7)	(3)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	04/20/2022	300	(2)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	05/18/2022	1,600	(10)	(6)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.500	05/18/2022	300	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	05/18/2022	1,700	(2)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	05/18/2022	1,800	(2)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	05/18/2022	3,700	(6)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	06/15/2022	4,800	(9)	(6)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	2,800	(13)	(4)
CBK	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	05/18/2022	1,900	(3)	(2)
DUB	Put - OTC CDX.IG-37 5-Year Index		Sell	1.100	06/15/2022	3,500	(6)	(2)
GST	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,500	(4)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.500	05/18/2022	400	(3)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	05/18/2022	1,900	(3)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	06/15/2022	1,800	(3)	(3)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,300	(3)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	2,200	(3)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	06/15/2022	3,200	(5)	(2)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	04/20/2022	300	(1)	0
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,200	(4)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	2,300	(3)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.100	06/15/2022	3,300	(7)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	06/15/2022	5,700	(8)	(2)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	04/20/2022	300	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	3,000	(5)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	2,100	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	05/18/2022	1,700	(2)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.050	05/18/2022	1,700	(3)	(1)

							$(157)	$(59)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	8,600	$(391)	$(162)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	34,300	(250)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	2,900	(20)	0

							$(661)	$(162)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	04/07/2022	2,600	$(13)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.700	04/07/2022	2,600	(13)	(42)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	16,800	0	(2,327)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	19,530	(484)	(2,708)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	05/09/2022	2,900	(13)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	05/09/2022	2,900	(24)	(62)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	8,400	(192)	(102)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	10,270	(252)	(1,424)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/16/2022	2,500	(10)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/16/2022	2,500	(10)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	15,000	(371)	(261)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.600	05/18/2022	14,800	(197)	(334)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	200	(1)	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	200	(1)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	26,200	(330)	(766)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	5,700	(20)	(3)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	5,700	(22)	(48)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	04/08/2022	6,000	(21)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	04/08/2022	6,000	(34)	(113)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	15,900	(440)	(279)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	8,300	(194)	(104)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	16,200	(393)	(2,244)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	53,300	(704)	(1,606)

$(3,739)	$(12,449)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	$96.406	06/06/2022	2,200	$(14)	$(17)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	97.617	06/06/2022	900	(5)	(11)
Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	98.406	06/06/2022	2,200	(12)	(15)
Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	99.617	06/06/2022	900	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.391	05/05/2022	400	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.469	05/05/2022	600	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.617	05/05/2022	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052	100.414	04/06/2022	1,200	(4)	(31)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.766	05/05/2022	500	(3)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.914	05/05/2022	600	(3)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.102	05/05/2022	500	(3)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	98.625	06/06/2022	1,100	(6)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	100.625	06/06/2022	1,100	(4)	(5)

$(65)	$(116)

Total Written Options	$(4,622)	$(12,786)

(k)

Securities with an aggregate market value of $6,376 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$76	$0	$76
Corporate Bonds & Notes
Banking & Finance	0	22,073	0	22,073
Industrials	0	638	0	638
Utilities	0	3,557	0	3,557
U.S. Government Agencies	0	70,619	0	70,619
U.S. Treasury Obligations	0	1,987,130	0	1,987,130
Non-Agency Mortgage-Backed Securities	0	43,770	0	43,770
Asset-Backed Securities	0	124,214	1,434	125,648
Sovereign Issues	0	187,384	0	187,384
Preferred Securities
Financials	0	1,233	0	1,233
Utilities	0	0	9,379	9,379
Short-Term Instruments
Repurchase Agreements	0	515,649	0	515,649

$0	$2,956,343	$10,813	$2,967,156
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$139	$0	$0	$139

Total Investments	$139	$2,956,343	$10,813	$2,967,295

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	967	1,098	0	2,065
Over the counter	0	12,776	0	12,776

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

	$967	$13,874	$0	$14,841
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,858)	(2,274)	0	(4,132)
Over the counter	(11)	(14,741)	(11)	(14,763)

	$(1,869)	$(17,015)	$(11)	$(18,895)

Total Financial Derivative Instruments	$(902)	$(3,141)	$(11)	$(4,054)

Totals	$(763)	$2,953,202	$10,802	$2,963,241

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,938	$179,102	$(183,900)	$(3)	$2	$139	$2	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford
CSN	Credit Suisse AG (New York)	MBC	HSBC Bank Plc

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	JPY	Japanese Yen	PEN	Peruvian New Sol
CAD	Canadian Dollar	MXN	Mexican Peso	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

Schedule of Investments PIMCO Short-Term Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.6% ¤
CORPORATE BONDS & NOTES 45.4%
BANKING & FINANCE 26.0%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$4,100	$3,927
1.650% due 10/29/2024		1,500	1,418
Air Lease Corp.
2.250% due 01/15/2023		400	400
2.750% due 01/15/2023		700	702
Aircastle Ltd.
4.400% due 09/25/2023		300	301
5.000% due 04/01/2023		1,600	1,627
Ally Financial, Inc. 3.050% due 06/05/2023		1,200	1,205
American Tower Corp. 3.000% due 06/15/2023		500	502
Aozora Bank Ltd. 2.550% due 09/09/2022		700	700
Aroundtown SA 4.500% due 05/14/2025	AUD	200	152
Aviation Capital Group LLC 3.875% due 05/01/2023		$1,000	1,005
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,400	1,346
5.500% due 01/15/2023		500	506
Banco Santander SA 1.584% due 01/19/2023 •	AUD	800	603
Bank of America Corp.
1.483% (SOFRRATE + 1.330%) due 04/02/2026 ~		$1,900	1,918
2.816% due 07/21/2023 •		1,000	1,001
Barclays PLC
1.839% (US0003M + 1.380%) due 05/16/2024 ~		3,900	3,920
1.955% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	500	379
2.365% (BBSW3M + 2.150%) due 06/26/2024 ~		750	578
BNP Paribas SA 3.375% due 01/09/2025		$400	398
BOC Aviation Ltd.
2.091% (US0003M + 1.125%) due 09/26/2023 ~		800	801
2.750% due 09/18/2022		900	900
3.000% due 05/23/2022		500	500
Brandywine Operating Partnership LP 3.950% due 02/15/2023		500	503
Cantor Fitzgerald LP
4.875% due 05/01/2024		400	413
6.500% due 06/17/2022		600	605
Citigroup, Inc.
1.546% (US0003M + 1.023%) due 06/01/2024 ~		400	402
1.569% (US0003M + 1.100%) due 05/17/2024 ~		1,100	1,106
1.795% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	1,833	1,391
CNO Global Funding 1.650% due 01/06/2025		$200	191
Credit Agricole SA 1.984% (US0003M + 1.050%) due 03/22/2024 ~		1,400	1,410
Credit Suisse Group AG
1.389% (BBSW3M + 1.250%) due 03/08/2024 ~	AUD	1,800	1,347
2.043% (US0003M + 1.240%) due 06/12/2024 ~		$1,758	1,769
Danske Bank AS
1.171% due 12/08/2023 •		3,500	3,456
1.863% (US0003M + 1.060%) due 09/12/2023 ~		850	852
3.875% due 09/12/2023		500	505
5.375% due 01/12/2024		2,600	2,682
Deutsche Bank AG
0.672% due 11/08/2023 •		2,500	2,485
0.898% due 05/28/2024 (d)		500	476
1.475% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	500	375
1.738% (US0003M + 1.230%) due 02/27/2023 ~		$800	804
2.222% due 09/18/2024 •		740	724
3.700% due 05/30/2024		400	402
3.950% due 02/27/2023		800	808
First Abu Dhabi Bank PJSC 1.189% (US0003M + 0.950%) due 04/16/2022 ~		2,600	2,602
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		2,100	2,105

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

3.096% due 05/04/2023		800	800
3.350% due 11/01/2022		1,000	1,003
3.550% due 10/07/2022		300	301
4.140% due 02/15/2023		850	857
4.250% due 09/20/2022		1,800	1,813
FS KKR Capital Corp. 1.650% due 10/12/2024		400	377
GA Global Funding Trust 1.625% due 01/15/2026		400	372
General Motors Financial Co., Inc.
2.306% (US0003M + 1.310%) due 06/30/2022 ~		1,000	1,002
3.450% due 04/10/2022		2,000	2,001
3.550% due 07/08/2022		167	168
Goldman Sachs Group, Inc.
0.523% due 03/08/2023		1,100	1,083
0.925% due 10/21/2024 •		1,000	970
1.038% due 12/09/2026 •		500	491
1.217% due 12/06/2023		1,000	976
1.259% (US0003M + 1.000%) due 07/24/2023 ~		418	418
1.278% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	1,000	752
1.620% (BBSW3M + 1.550%) due 05/02/2024 ~		500	379
1.648% (SOFRRATE + 1.390%) due 03/15/2024 ~		$500	503
2.028% (US0003M + 1.750%) due 10/28/2027 ~		200	207
Hana Bank
1.667% (US0003M + 0.700%) due 10/02/2022 ~		500	501
1.678% (US0003M + 0.875%) due 09/14/2022 ~		500	501
HSBC Bank PLC 0.132% due 09/28/2024 •		1,000	961
HSBC Holdings PLC
1.178% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	3,100	2,325
1.683% (SOFRRATE + 1.430%) due 03/10/2026 ~		$300	301
1.975% (US0003M + 1.230%) due 03/11/2025 ~		1,500	1,513
2.183% (US0003M + 1.380%) due 09/12/2026 ~		1,300	1,316
ING Groep NV
1.281% (SOFRRATE + 1.010%) due 04/01/2027 ~		700	690
1.929% (SOFRINDX + 1.640%) due 03/28/2026 ~		1,400	1,409
International Bank for Reconstruction & Development 0.850% due 02/10/2027		3,700	3,408
JPMorgan Chase & Co.
1.037% (SOFRRATE + 0.765%) due 09/22/2027 ~		500	487
1.149% (US0003M + 0.890%) due 07/23/2024 ~		1,400	1,408
3.207% due 04/01/2023 •		1,000	1,001
LeasePlan Corp. NV 2.875% due 10/24/2024		500	489
Lloyds Banking Group PLC
1.480% (BBSW3M + 1.300%) due 03/20/2023 ~	AUD	1,300	978
1.535% (BBSW3M + 1.400%) due 03/07/2025 ~		500	376
2.907% due 11/07/2023 •		$500	501
Mizuho Bank Ltd.
0.615% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	400	297
0.820% (BBSW3M + 0.750%) due 08/07/2024 ~		500	375
Mizuho Financial Group, Inc.
1.128% (US0003M + 0.630%) due 05/25/2024 ~		$1,200	1,200
1.226% (US0003M + 0.990%) due 07/10/2024 ~		1,700	1,708
1.625% (US0003M + 0.880%) due 09/11/2022 ~		500	501
1.653% (US0003M + 0.850%) due 09/13/2023 ~		1,100	1,102
Nationwide Building Society 3.622% due 04/26/2023 •		1,475	1,475
Natwest Group PLC
1.976% (US0003M + 1.470%) due 05/15/2023 ~		3,100	3,103
2.516% (US0003M + 1.550%) due 06/25/2024 ~		800	807
Nissan Motor Acceptance Co. LLC
0.894% (US0003M + 0.650%) due 07/13/2022 ~		400	400
1.250% (US0003M + 0.640%) due 03/08/2024 ~		600	597
1.656% due 09/28/2022 •		2,100	2,096
2.600% due 09/28/2022		500	500
3.450% due 03/15/2023		500	503
Nomura Holdings, Inc.
1.851% due 07/16/2025		3,100	2,930
2.329% due 01/22/2027		700	656
2.648% due 01/16/2025		1,400	1,363
Nordea Bank Abp 1.448% (US0003M + 0.940%) due 08/30/2023 ~		1,000	1,005
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		200	202
5.250% due 08/15/2022		2,100	2,114
Piper Sandler Cos. 5.200% due 10/15/2023		700	697
QNB Finance Ltd.
1.315% (US0003M + 1.000%) due 05/02/2022 ~		4,200	4,201
3.500% due 03/28/2024		1,500	1,508
Santander Holdings USA, Inc. 3.400% due 01/18/2023		1,400	1,409

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		2,700	2,570
3.373% due 01/05/2024 •		500	502
SL Green Operating Partnership LP 3.250% due 10/15/2022		1,000	1,002
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		2,500	2,504
3.550% due 04/15/2024		1,000	996
Societe Generale SA
1.178% (SOFRRATE + 1.050%) due 01/21/2026 ~		1,800	1,778
2.625% due 01/22/2025		2,000	1,937
3.875% due 03/28/2024		500	501
4.250% due 09/14/2023		500	507
Standard Chartered PLC
1.319% due 10/14/2023 •		4,085	4,048
2.030% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	1,007
Sumitomo Mitsui Financial Group, Inc. 1.315% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,900	2,943
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/16/2024		$500	472
UBS AG 0.945% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	1,800	1,347
Wells Fargo & Co. 2.094% due 04/25/2022 (d)	CAD	200	160

			137,863

INDUSTRIALS 16.0%
7-Eleven, Inc.
0.625% due 02/10/2023		$1,550	1,526
0.800% due 02/10/2024		600	577
Ausgrid Finance Pty. Ltd.
1.295% (BBSW3M + 1.220%) due 10/30/2024 ~	AUD	800	603
3.850% due 05/01/2023		$800	806
Barry Callebaut Services NV 5.500% due 06/15/2023		1,300	1,333
BAT Capital Corp.
1.386% (US0003M + 0.880%) due 08/15/2022 ~		1,700	1,702
2.789% due 09/06/2024		600	593
3.222% due 08/15/2024		1,600	1,601
Bayer U.S. Finance LLC
1.836% (US0003M + 1.010%) due 12/15/2023 ~		2,000	2,010
3.875% due 12/15/2023		300	303
Berry Global, Inc.
0.950% due 02/15/2024		1,579	1,513
4.875% due 07/15/2026		1,300	1,315
BOC Aviation USA Corp. 1.625% due 04/29/2024		500	481
Boeing Co.
1.433% due 02/04/2024		2,600	2,516
1.875% due 06/15/2023		300	296
4.508% due 05/01/2023		5,100	5,189
CenterPoint Energy Resources Corp. 1.004% (US0003M + 0.500%) due 03/02/2023 ~		575	573
Charter Communications Operating LLC 1.967% (US0003M + 1.650%) due 02/01/2024 ~		5,200	5,303
CNH Industrial NV 4.500% due 08/15/2023		200	204
ConocoPhillips Co. 2.125% due 03/08/2024		1,700	1,685
DAE Funding LLC 1.550% due 08/01/2024		1,200	1,134
Daimler Trucks Finance North America LLC
1.015% (SOFRRATE + 0.750%) due 12/13/2024 ~		1,000	992
1.125% due 12/14/2023		1,000	970
Dell International LLC 5.450% due 06/15/2023		1,060	1,093
Discovery Communications LLC 2.950% due 03/20/2023		1,000	1,003
Energy Transfer LP 5.000% due 10/01/2022		300	302
General Mills, Inc. 6.410% due 10/15/2022		600	614
GSK Consumer Healthcare Capital U.S. LLC 3.024% due 03/24/2024		700	700
HCA, Inc.
4.750% due 05/01/2023		400	410
5.000% due 03/15/2024		400	415
5.875% due 05/01/2023		1,900	1,966
Hyatt Hotels Corp.
1.300% due 10/01/2023		1,100	1,073
1.320% (SOFRINDX + 1.050%) due 10/01/2023 ~		400	401
Hyundai Capital America
0.800% due 04/03/2023		1,000	982
0.875% due 06/14/2024		2,100	1,984
1.150% due 11/10/2022		1,800	1,788

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

1.250% due 09/18/2023		600	584
2.375% due 02/10/2023		400	399
5.750% due 04/06/2023		1,000	1,028
Imperial Brands Finance PLC
3.125% due 07/26/2024		1,600	1,586
3.500% due 02/11/2023		1,000	1,005
3.750% due 07/21/2022		2,570	2,576
JDE Peet's NV 0.800% due 09/24/2024		900	845
Kraft Heinz Foods Co. 1.186% (US0003M + 0.820%) due 08/10/2022 ~		300	300
Lennar Corp. 4.750% due 11/15/2022		1,200	1,212
Magallanes, Inc.
2.054% (SOFRINDX + 1.780%) due 03/15/2024 ~		700	707
3.428% due 03/15/2024		400	402
3.788% due 03/15/2025		600	600
Microchip Technology, Inc. 0.983% due 09/01/2024		800	758
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		1,500	1,497
NXP BV 4.875% due 03/01/2024		600	617
Oracle Corp.
2.500% due 05/15/2022		400	400
2.625% due 02/15/2023		5,000	5,011
Pacific National Finance Pty Ltd. 6.000% due 04/07/2023		200	205
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		500	508
Perrigo Finance Unlimited Co. 3.900% due 12/15/2024		200	201
RELX Capital, Inc. 3.500% due 03/16/2023		2,500	2,523
Reynolds American, Inc.
4.450% due 06/12/2025		1,000	1,022
4.850% due 09/15/2023		400	410
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		300	314
Saudi Arabian Oil Co. 1.250% due 11/24/2023		200	196
SK Hynix, Inc. 1.000% due 01/19/2024		200	192
SK Telecom Co. Ltd. 3.750% due 04/16/2023		1,000	1,011
Stellantis NV 5.250% due 04/15/2023		800	818
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		800	810
T-Mobile USA, Inc. 3.500% due 04/15/2025		500	504
TD SYNNEX Corp. 1.250% due 08/09/2024		1,700	1,617
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023		1,600	1,562
1.215% due 10/18/2024		1,600	1,540
Time Warner Entertainment Co. LP 8.375% due 03/15/2023		1,000	1,053
Toyota Finance Australia Ltd. 0.576% (BBSW3M + 0.430%) due 09/09/2024 ~	AUD	500	372
Transurban Queensland Finance Pty. Ltd. 2.204% (BBSW3M + 2.050%) due 12/16/2024 ~		800	617
VMware, Inc. 1.000% due 08/15/2024		$500	477
VW Credit Canada, Inc.
2.650% due 06/27/2022 (d)	CAD	1,000	803
3.700% due 11/14/2022 (d)		3,000	2,427

			84,665

UTILITIES 3.4%
AT&T, Inc.
1.430% (BBSW3M + 1.250%) due 09/19/2023 ~	AUD	780	588
2.850% due 05/25/2024 (d)	CAD	500	397
Cleco Power LLC 1.326% (US0003M + 0.500%) due 06/15/2023 ~		$400	400
Enel Finance International NV 2.650% due 09/10/2024		325	320
Iberdrola International BV 5.810% due 03/15/2025		200	215
Israel Electric Corp. Ltd.
5.000% due 11/12/2024		600	623
6.875% due 06/21/2023		400	418
Korea Southern Power Co. Ltd. 1.045% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	800	603

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

NextEra Energy Capital Holdings, Inc. 1.309% (SOFRINDX + 1.020%) due 03/21/2024 ~		$3,200	3,203
OGE Energy Corp. 0.703% due 05/26/2023		700	686
Pacific Gas & Electric Co.
1.700% due 11/15/2023		500	488
1.750% due 06/16/2022		3,700	3,696
2.365% (US0003M + 1.480%) due 06/16/2022 ~		2,378	2,378
3.400% due 08/15/2024		300	297
3.750% due 02/15/2024		400	402
3.850% due 11/15/2023		100	101
SES SA 3.600% due 04/04/2023		300	302
Southern California Edison Co. 1.100% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	700
Sprint Corp. 7.875% due 09/15/2023		200	213
Verizon Communications, Inc. 1.300% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	2,400	1,805

			17,835

Total Corporate Bonds & Notes (Cost $242,973)			240,363

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 0.806% (US0003M + 0.300%) due 02/15/2036 ~		$355	333

Total Municipal Bonds & Notes (Cost $342)			333

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
0.247% due 12/25/2036 •		2	2
0.577% due 03/25/2034 •		1	1
0.657% due 02/25/2037 •		23	23
0.807% due 05/25/2042 •		2	2
0.875% due 12/18/2026		5,000	4,605
1.137% due 12/25/2037 •		19	20
1.304% due 03/01/2044 - 07/01/2044 •		7	7
Federal Home Loan Bank
0.750% due 02/24/2026		3,800	3,646
0.830% due 02/10/2027		24,300	22,280
0.850% due 02/17/2027		4,500	4,136
0.900% due 02/26/2027		5,800	5,334
0.920% due 02/26/2027		4,000	3,687
1.000% due 03/23/2026 - 07/27/2026		4,173	3,893
1.050% due 08/13/2026		5,000	4,677
1.115% due 02/26/2027		4,300	4,001
Federal Home Loan Banks
0.800% due 11/27/2023		4,700	4,592
1.100% due 11/15/2024		2,900	2,791
Freddie Mac
0.800% due 10/28/2026 (h)		2,500	2,302
0.847% due 09/15/2041 •		10	10
1.097% due 02/15/2038 •		13	13
1.304% due 02/25/2045 •		30	31
1.341% due 10/25/2044 •		28	29
1.541% due 07/25/2044 •		10	11
2.466% due 07/15/2035 •		156	156
2.500% due 10/25/2048		206	198
3.000% due 09/25/2045		334	325
Ginnie Mae
0.450% due 06/20/2051 - 07/20/2051 •		8,977	8,532
0.800% due 06/20/2051 •		2,378	2,244
0.906% due 01/20/2066 •		252	253
0.956% due 11/20/2066 •		377	379
1.106% due 01/20/2066 •		555	560
2.000% due 02/20/2032 •		2	2
2.248% due 05/20/2071 •		430	458
2.500% due 01/20/2049 - 10/20/2049		150	147
Ginnie Mae, TBA 2.500% due 04/01/2052		500	485
Uniform Mortgage-Backed Security 4.000% due 08/01/2049		23	24

Total U.S. Government Agencies (Cost $85,453)			79,856

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Notes
0.125% due 04/30/2023 (f)(j)		3,800	3,733
0.750% due 11/15/2024		6,400	6,118
1.000% due 12/15/2024 (f)		29,000	27,873

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $39,243)			37,724

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.2%
AREIT Trust
1.184% due 09/14/2036 •		227	227
2.784% due 04/15/2037 •		184	184
Atrium Hotel Portfolio Trust 1.347% due 06/15/2035 •		700	691
Avon Finance PLC 1.197% due 09/20/2048 •	GBP	1,821	2,391
BAMLL Commercial Mortgage Securities Trust
1.447% due 04/15/2036 •		$400	398
1.597% due 03/15/2034 ~		400	397
Bear Stearns Adjustable Rate Mortgage Trust 2.482% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust 2.874% due 09/25/2035 ^~		7	5
Brass PLC 1.159% due 11/16/2066 •		113	113
BSREP Commercial Mortgage Trust 1.347% due 08/15/2038 ~		2,500	2,463
BSST Mortgage Trust 1.605% due 02/15/2037 ~		2,600	2,592
BX Commercial Mortgage Trust 1.097% due 01/15/2034 •		200	196
Citigroup Mortgage Loan Trust 3.228% due 09/25/2059 þ		204	204
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •		1	1
Commercial Mortgage Trust
0.982% due 03/10/2046 •		24	24
1.697% due 12/15/2038 •		2,500	2,470
Countrywide Home Loan Reperforming REMIC Trust 0.797% due 06/25/2035 •		4	4
Credit Suisse First Boston Mortgage Securities Corp.
0.420% due 03/25/2032 ~		1	1
2.497% due 06/25/2033 ~		2	2
Credit Suisse Mortgage Capital Trust
0.849% due 07/25/2056 •		367	361
1.147% due 07/15/2032 •		1,000	971
1.796% due 12/27/2060 ~		880	841
2.688% due 03/25/2059 ~		823	807
Eurohome UK Mortgages PLC 1.187% due 06/15/2044 •	GBP	72	92
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	999	1,095
Extended Stay America Trust 1.477% due 07/15/2038 •		$2,485	2,458
Finsbury Square Green PLC 0.927% due 12/16/2067 •	GBP	191	248
Finsbury Square PLC
1.287% due 12/16/2069 •		348	457
1.577% due 06/16/2070 •		228	301
GCAT Trust
1.091% due 05/25/2066 ~		$1,104	1,050
2.885% due 12/27/2066 ~		1,083	1,064
GCT Commercial Mortgage Trust 1.197% due 02/15/2038 •		400	394
Gemgarto PLC 0.867% due 12/16/2067 •	GBP	831	1,088
GreenPoint Mortgage Funding Trust 0.897% due 06/25/2045 •		$9	9
GS Mortgage Securities Trust 3.648% due 01/10/2047		176	177
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		2,055	2,000
GS Mortgage-Backed Securities Trust
0.949% due 12/25/2051 •		282	276
0.949% due 02/25/2052 •		844	827
GSR Mortgage Loan Trust 2.910% due 09/25/2035 ~		2	2
HarborView Mortgage Loan Trust 0.889% due 05/19/2035 •		11	11
Hawksmoor Mortgage Funding PLC 1.240% due 05/25/2053 •	GBP	614	808
Hawksmoor Mortgages 1.240% due 05/25/2053 •		3,070	4,039
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$101	100
HPLY Trust 1.397% due 11/15/2036 •		316	312
Impac CMB Trust 1.097% due 03/25/2035 •		84	81
J.P. Morgan Chase Commercial Mortgage Securities Trust 2.560% due 06/15/2035 •		485	477

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		265	263
JP Morgan Mortgage Trust
0.949% due 02/25/2052 •		271	265
3.500% due 05/25/2050 ~		124	124
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		448	428
1.875% due 10/25/2068 þ		414	402
2.250% due 07/25/2067 þ		375	359
3.000% due 06/25/2059 þ		136	135
LUXE Commercial Mortgage Trust 1.447% due 10/15/2038 •		1,500	1,477
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.837% due 12/15/2030 ~		1	1
MF1 Multifamily Housing Mortgage Loan Trust 1.293% due 07/15/2036 •		1,712	1,686
MFA Trust 1.381% due 04/25/2065 ~		596	588
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		948	912
2.750% due 08/25/2059 ~		525	520
Morgan Stanley Capital Trust 1.397% due 05/15/2036 •		800	795
Morgan Stanley Residential Mortgage Loan Trust 0.899% due 09/25/2051 ~		369	362
MortgageIT Trust 1.097% due 02/25/2035 •		62	62
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		544	531
2.750% due 07/25/2059 ~		1,836	1,798
2.750% due 11/25/2059 ~		1,659	1,632
3.500% due 12/25/2057 ~		74	74
4.500% due 05/25/2058 ~		186	190
New York Mortgage Trust 1.670% due 08/25/2061 þ		807	772
Nomura Resecuritization Trust 0.777% due 12/26/2036 ~		6	6
NYO Commercial Mortgage Trust 1.492% due 11/15/2038 •		1,600	1,574
PFP Ltd. 1.481% due 04/14/2037 •		715	710
Polaris RMBS 1.730% due 04/27/2057 •	GBP	372	490
Residential Mortgage Securities PLC 1.547% due 06/20/2070 •		542	717
RESIMAC Premier 1.021% due 07/10/2052 ~		$338	337
RMAC PLC 0.795% due 06/12/2046 •	GBP	301	396
Sequoia Mortgage Trust 1.030% due 02/20/2034 •		$102	93
Silverstone Master Issuer PLC 0.843% due 01/21/2070 ~	GBP	462	610
Stratton Mortgage Funding PLC 0.992% due 07/20/2060 ~		422	555
Structured Asset Mortgage Investments Trust
0.917% due 05/25/2045 •		$15	15
0.949% due 07/19/2035 •		2	2
1.109% due 09/19/2032 •		1	1
Towd Point Mortgage Funding
0.992% due 07/20/2045 •	GBP	1,324	1,741
1.374% due 02/20/2054 •		437	575
Towd Point Mortgage Funding PLC
1.236% due 10/20/2051 •		158	208
1.236% due 10/20/2051 ~		421	555
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		$1,753	1,735
VMC Finance LLC 1.568% due 06/16/2036 ~		1,630	1,616
WaMu Mortgage Pass-Through Certificates Trust
1.141% due 02/25/2046 •		7	7
1.141% due 08/25/2046 ~		7	7
1.341% due 11/25/2042 •		3	3
Wells Fargo Commercial Mortgage Trust
1.237% due 12/13/2031 •		500	494
4.218% due 07/15/2046 ~		400	404
Wells Fargo-RBS Commercial Mortgage Trust 1.231% due 12/15/2045 •		448	449

Total Non-Agency Mortgage-Backed Securities (Cost $59,838)			59,386

ASSET-BACKED SECURITIES 16.2%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		1,002	1,001
ACE Securities Corp. Home Equity Loan Trust 1.237% due 04/25/2034 •		302	293

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

Anchorage Capital CLO Ltd. 1.291% due 07/15/2030 •		2,300	2,300
Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~		2,500	2,486
Ares CLO Ltd. 1.291% due 01/15/2032 ~		300	298
Arkansas Student Loan Authority 1.398% due 11/25/2043 •		46	46
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	1,200	1,317
Birch Grove CLO Ltd. 1.956% due 06/15/2031 •		$1,500	1,494
Chesapeake Funding LLC 0.870% due 08/15/2032		547	542
CIFC Funding Ltd. 1.209% due 10/24/2030 •		2,800	2,784
CLNC Ltd. 1.414% due 08/20/2035 ~		1,107	1,096
Commonbond Student Loan Trust 2.550% due 05/25/2041		59	59
Countrywide Asset-Backed Certificates
1.957% due 10/25/2034 •		829	827
Credit Suisse First Boston Mortgage Securities Corp. 1.197% due 08/25/2032 •		2	2
Crestline Denali CLO Ltd. 1.399% due 10/23/2031 •		2,500	2,468
ECMC Group Student Loan Trust
1.207% due 02/27/2068 •		417	410
1.457% due 07/25/2069 •		372	373
Edsouth Indenture LLC 1.187% due 04/25/2039 ~		37	37
EFS Volunteer LLC 1.108% due 10/25/2035 •		144	143
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		783	736
Finance America Mortgage Loan Trust 1.282% due 08/25/2034 •		168	165
FirstKey Homes Trust 1.266% due 10/19/2037		1,893	1,760
Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	2,000	1,569
2.321% due 10/15/2023		217	174
Ford Credit Floorplan Master Owner Trust 0.997% due 09/15/2024 ~		$700	701
Fremont Home Loan Trust 1.192% due 01/25/2035 •		212	209
Gallatin CLO Ltd.
1.177% due 07/15/2031 •		900	895
1.305% due 01/21/2028 •		720	717
Greystone Commercial Real Estate Notes Ltd. 1.577% due 09/15/2037 •		500	496
HERA Commercial Mortgage Ltd. 1.518% due 02/18/2038 •		200	198
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		300	300
KKR CLO Ltd. 1.191% due 07/15/2030 •		1,200	1,186
LCM LP
1.118% due 07/19/2027 ~		2,320	2,306
1.294% due 10/20/2027 •		862	859
1.334% due 04/20/2031 •		1,900	1,887
LL ABS Trust 1.070% due 05/15/2029		141	138
LoanCore Issuer Ltd.
1.527% due 05/15/2036 •		269	268
1.697% due 07/15/2036 •		2,000	1,981
Long Beach Mortgage Loan Trust 1.432% due 04/25/2035 ~		551	549
M360 Ltd. 1.947% due 11/22/2038 •		400	398
Magnetite Ltd. 1.386% due 11/15/2028 •		696	691
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	300	329
Master Credit Card Trust 0.939% due 07/21/2024 •		$500	501
MASTR Asset-Backed Securities Trust
0.557% due 11/25/2036 •		2	1
1.157% due 09/25/2034 •		162	157
MidOcean Credit CLO
1.229% due 01/29/2030 •		2,300	2,287
1.530% due 02/20/2031 •		900	892
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		118	118
Morgan Stanley ABS Capital, Inc. Trust 1.357% due 05/25/2034 •		313	307

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

Mountain View CLO LLC 1.331% due 10/16/2029 •		780	780
MP CLO Ltd. 1.131% due 10/18/2028 •		1,969	1,959
Navient Private Education Loan Trust
1.397% due 04/15/2069 •		1,738	1,723
2.650% due 12/15/2028		36	36
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		321	311
1.310% due 01/15/2069		978	947
1.690% due 05/15/2069		2,571	2,486
Nelnet Student Loan Trust
1.157% due 09/27/2038 •		1,488	1,474
1.257% due 08/25/2067 •		869	863
1.357% due 06/27/2067 •		334	336
Northstar Education Finance, Inc. 1.157% due 12/26/2031 •		19	19
NovaStar Mortgage Funding Trust 1.117% due 01/25/2036 •		205	204
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	1,200	1,326
Palmer Square Loan Funding Ltd. 1.159% due 10/24/2027 ~		$292	291
PFS Financing Corp.
0.930% due 08/15/2024		500	498
0.947% due 04/15/2024 •		1,000	1,000
2.230% due 10/15/2024		500	501
PRET LLC 2.487% due 07/25/2051 þ		1,887	1,835
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		148	143
Renaissance Home Equity Loan Trust
1.177% due 11/25/2034 •		4	4
1.337% due 08/25/2033 •		3	3
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026		1,200	1,200
SBA Tower Trust 3.869% due 10/15/2049 þ		1,000	1,009
SLC Student Loan Trust
0.566% due 05/15/2029 •		457	451
0.936% due 03/15/2027 •		159	159
SLM Student Loan Trust
0.907% due 06/25/2043 •		623	616
1.296% due 12/15/2027 •		15	15
1.758% due 04/25/2023 •		486	488
SMB Private Education Loan Trust
1.307% due 09/15/2054 •		1,911	1,896
1.340% due 03/17/2053		419	398
1.600% due 09/15/2054		480	460
1.847% due 02/17/2032 •		65	65
Sound Point CLO Ltd. 1.249% due 01/23/2029 •		1,129	1,126
Stonepeak ABS 2.301% due 02/28/2033		276	260
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		1,200	1,190
Theorem Funding Trust 1.210% due 12/15/2027		209	206
THL Credit Wind River Clo Ltd. 1.321% due 04/15/2031 •		2,500	2,482
Towd Point Asset Trust 1.149% due 11/20/2061 •		745	742
Towd Point Mortgage Trust
1.457% due 05/25/2058 •		507	508
1.457% due 10/25/2059 •		354	353
1.636% due 04/25/2060 ~		2,946	2,804
2.710% due 01/25/2060 ~		1,034	1,013
3.750% due 05/25/2058 ~		519	519
TPG Real Estate Finance Ltd. 1.314% due 10/15/2034 •		967	957
Trinitas Euro CLO DAC 1.550% due 08/15/2033 •	EUR	2,000	2,215
Venture CLO Ltd.
1.121% due 04/15/2027 •		$1,264	1,263
1.354% due 01/20/2029 •		700	698
1.384% due 04/20/2032 •		2,500	2,487
1.496% due 09/07/2030 •		2,500	2,499

Total Asset-Backed Securities (Cost $86,989)			85,569

SOVEREIGN ISSUES 0.4%
Export-Import Bank of India 1.480% (US0003M + 1.000%) due 08/21/2022 ~		1,200	1,203

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

Israel Government International Bond 0.750% due 07/31/2022	ILS	3,600	1,131

Total Sovereign Issues (Cost $2,304)			2,334

SHORT-TERM INSTRUMENTS 8.1%
COMMERCIAL PAPER 7.6%
BP Capital Markets PLC 1.050% due 05/16/2022		$1,100	1,099
Brookfield US Holdings, Inc. 1.014% due 04/04/2022		2,000	2,000
Conagra Foods, Inc. 1.015% due 04/08/2022		1,300	1,300
Crown Castle International Corp. 1.450% due 05/05/2022		2,400	2,398
Dominion Resources, Inc. 0.870% due 04/13/2022		1,000	1,000
Duke Energy Corp. 0.820% due 04/12/2022		1,000	1,000
Entergy Corp. 1.015% due 04/06/2022		1,000	1,000
Enterprise Products Operating LLC 0.930% due 04/14/2022		4,000	3,999
Humana, Inc. 1.220% due 04/08/2022		900	900
International Flavors & Fragrances, Inc.
0.900% due 05/19/2022		2,000	1,997
1.620% due 06/03/2022 (a)		1,800	1,796
1.700% due 05/23/2022		1,500	1,498
Marsh & McLennan Cos., Inc. 0.950% due 04/22/2022		3,300	3,298
Parker-Hannifin Corp.
0.620% due 04/22/2022		2,100	2,099
1.350% due 05/16/2022		4,000	3,996
Rogers Communications, Inc. 1.500% due 05/20/2022		5,200	5,192
Ventas Realty LP 0.800% due 04/04/2022		1,000	1,000
Verizon Communications, Inc. 0.850% due 04/06/2022		2,500	2,500
VW Credit Canada, Inc.
0.950% due 04/26/2022		700	700
0.975% due 04/26/2022		1,300	1,299

			40,071

REPURCHASE AGREEMENTS (e) 0.3%			1,387

ISRAEL TREASURY BILLS 0.2%
(0.009)% due 08/03/2022 - 12/07/2022 (b)(c)	ILS	3,200	1,002

Total Short-Term Instruments (Cost $42,449)			42,460

Total Investments in Securities (Cost $559,591)			548,025

		SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short Asset Portfolio		485,966	4,791
PIMCO Short-Term Floating NAV Portfolio III		14,774	143

Total Short-Term Instruments (Cost $5,020)			4,934

Total Investments in Affiliates (Cost $5,020)			4,934

Total Investments 104.5% (Cost $564,611)			$552,959
Financial Derivative Instruments (g)(i) (0.2)%(Cost or Premiums, net $(983))			(969)
Other Assets and Liabilities, net (4.3)%			(22,633)

Net Assets 100.0%			$529,357

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				2.850%	05/25/2024	10/05/2020	$388	$397	0.08%
Deutsche Bank AG				0.898	05/28/2024	05/25/2021 - 05/26/2021	500	476	0.09
VW Credit Canada, Inc.				2.650	06/27/2022	10/05/2020	756	803	0.15
VW Credit Canada, Inc.				3.700	11/14/2022	10/13/2020 - 12/14/2020	2,367	2,427	0.46
Wells Fargo & Co.				2.094	04/25/2022	10/06/2020	150	160	0.03

							$4,163	$4,263	0.81%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$1,387	U.S. Treasury Bills 0.000% due 08/04/2022		$(1,415)	$1,387	$1,387

Total Repurchase Agreements							$(1,415)	$1,387	$1,387

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JPS				0.250%	03/31/2022	04/04/2022	$(675)	$(676)
				0.280	03/29/2022	04/05/2022	(18,456)	(18,456)
				0.280	03/30/2022	04/06/2022	(4,139)	(4,139)

Total Reverse Repurchase Agreements								$(23,271)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

TDL				0.310%	03/31/2022	04/01/2022	$(1,475)	$(1,475)

Total Sale-Buyback Transactions								$(1,475)

(f)	Securities with an aggregate market value of $1,474 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(3,257) at a weighted average interest rate of 0.101%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2022	769	$162,968	$(1,713)	$126	$0
SHORT FUTURES CONTRACTS
Variation Margin(4)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2022	1,252	$(143,589)	$3,367	$0	$(176)
U.S. Treasury 10-Year Note June Futures	06/2022	23	(2,826)	80	0	(6)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	103	(13,953)	208	0	(42)

$3,655	$0	$(224)

Total Futures Contracts	$1,942	$126	$(224)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-37 5-Year Index	(1.000)%	Quarterly	12/20/2026	$34,900	$(840)	$231	$(609)	$4	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$22,400	$(13)	$8	$(5)	$0	$(5)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	17,100	(10)	7	(3)	0	(4)

$(23)	$15	$(8)	$0	$(9)

Total Swap Agreements	$(863)	$246	$(617)	$4	$(9)

(h)	Securities with an aggregate market value of $1,006 and cash of $1,647have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin liability of $(6) for closed futures agreements is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2022	AUD	502	$377	$1	$0
BPS	04/2022	2,905	2,114	0	(60)
04/2022	JPY	465,400	3,847	24	0
CBK	08/2022	ILS	2,300	718	0	(6)
12/2022	900	288	3	0
GLM	04/2022	AUD	302	218	0	(8)
04/2022	$3,943	JPY	460,600	0	(159)
HUS	04/2022	AUD	498	$365	0	(7)
04/2022	$671	GBP	509	0	(3)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

JPM	05/2022	157	MXN	3,255	6	0
08/2022	ILS	3,643	$1,126	0	(20)
MYI	04/2022	AUD	3,044	2,179	0	(99)
04/2022	$6,367	EUR	5,718	0	(42)
04/2022	1,142	GBP	876	9	0
05/2022	EUR	5,718	$6,373	42	0
SCX	04/2022	5,718	6,431	105	0
04/2022	GBP	13,132	17,624	374	0
05/2022	11,747	15,464	35	0
TOR	04/2022	AUD	18,535	13,301	0	(568)
04/2022	CAD	7,348	5,794	0	(84)
04/2022	$5,874	CAD	7,337	0	(5)
05/2022	CAD	7,338	$5,874	5	0

Total Forward Foreign Currency Contracts	$604	$(1,061)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	2,400	$(3)	$(2)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	2,100	(4)	(2)

$(7)	$(4)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	$98.391	05/05/2022	300	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.469	05/05/2022	400	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.617	05/05/2022	700	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052	100.414	04/06/2022	1,100	(3)	(28)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.914	05/05/2022	700	(4)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.102	05/05/2022	300	(2)	(5)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	97.438	06/06/2022	2,600	(14)	(31)
Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	99.438	06/06/2022	2,600	(13)	(9)
Call - OTC Ginnie Mae, TBA 3.000% due 04/01/2052	101.191	04/14/2022	600	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	96.199	04/06/2022	1,100	(5)	(37)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.625	04/06/2022	1,000	(4)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.656	04/06/2022	500	(2)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.734	04/06/2022	400	(2)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.000	04/06/2022	700	(3)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.344	04/06/2022	600	(2)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.391	04/06/2022	200	(1)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.406	04/06/2022	1,000	(4)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.484	04/06/2022	1,000	(4)	(31)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.500	04/06/2022	500	(2)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.531	04/06/2022	600	(2)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.563	04/06/2022	200	(1)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.188	04/06/2022	600	(3)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.734	04/06/2022	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	100.000	04/06/2022	700	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	96.344	05/05/2022	500	(3)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.344	05/05/2022	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.508	05/05/2022	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.523	05/05/2022	500	(2)	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2022 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052	100.875	04/06/2022	200	(1)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.781	05/05/2022	1,200	(6)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.594	05/05/2022	1,000	(4)	(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	100.781	05/05/2022	1,200	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 04/01/2052	102.141	04/06/2022	200	0	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 05/01/2052	101.000	05/05/2022	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	99.500	06/06/2022	800	(3)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	101.500	06/06/2022	800	(2)	(1)

$(113)	$(399)

Total Written Options	$(120)	$(403)

(j)

Securities with an aggregate market value of $927 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$137,863	$0	$137,863
Industrials	0	84,665	0	84,665
Utilities	0	17,835	0	17,835
Municipal Bonds & Notes
Louisiana	0	333	0	333
U.S. Government Agencies	0	79,856	0	79,856
U.S. Treasury Obligations	0	37,724	0	37,724
Non-Agency Mortgage-Backed Securities	0	59,386	0	59,386
Asset-Backed Securities	0	85,569	0	85,569
Sovereign Issues	0	2,334	0	2,334
Short-Term Instruments
Commercial Paper	0	40,071	0	40,071
Repurchase Agreements	0	1,387	0	1,387
Israel Treasury Bills	0	1,002	0	1,002

$0	$548,025	$0	$548,025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,934	$0	$0	$4,934

Total Investments	$4,934	$548,025	$0	$552,959

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	130	0	130
Over the counter	0	604	0	604

$0	$734	$0	$734
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(233)	0	(233)
Over the counter	0	(1,464)	0	(1,464)

$0	$(1,697)	$0	$(1,697)

Total Financial Derivative Instruments	$0	$(963)	$0	$(963)

Totals	$4,934	$547,062	$0	$551,996

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,834	$13	$0	$0	$(56)	$4,791	$13	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$143	$0	$0	$0	$0	$143	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TDL	Toronto Dominion Bank London
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro	JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

Schedule of Investments PIMCO Total Return Portfolio	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	$10,469	$10,020

Total Loan Participations and Assignments (Cost $10,454)		10,020

CORPORATE BONDS & NOTES 34.0%
BANKING & FINANCE 19.4%
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	9,800	8,303
4.300% due 01/15/2026	1,199	1,236
4.500% due 07/30/2029	4,500	4,792
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,638
American Express Co. 2.550% due 03/04/2027	15,000	14,603
American Tower Corp.
2.750% due 01/15/2027	13,400	12,851
3.000% due 06/15/2023	1,400	1,405
3.375% due 05/15/2024	5,000	5,019
Aviation Capital Group LLC 4.125% due 08/01/2025	14,600	14,500
Bank of America Corp.
1.197% due 10/24/2026 •	16,700	15,454
1.530% due 12/06/2025 •	15,500	14,834
3.384% due 04/02/2026 •	14,000	13,987
Bank of Nova Scotia 2.440% due 03/11/2024	15,000	14,939
Banque Federative du Credit Mutuel SA 1.214% (US0003M + 0.960%) due 07/20/2023 ~	13,400	13,483
Barclays Bank PLC 7.625% due 11/21/2022 (h)	683	700
Barclays PLC 3.650% due 03/16/2025	500	502
Blue Owl Finance LLC 3.125% due 06/10/2031	17,000	14,495
BNP Paribas SA
2.871% due 04/19/2032 •	17,000	15,495
4.625% due 02/25/2031 •(g)(h)	1,900	1,701
4.705% due 01/10/2025 •	14,400	14,710
Boston Properties LP 4.500% due 12/01/2028	13,908	14,684
Cantor Fitzgerald LP 6.500% due 06/17/2022	8,200	8,272
Cape Lookout Re Ltd. 5.000% (T-BILL 3MO + 5.000%) due 03/28/2029 ~	4,900	4,918
Capital One Financial Corp. 2.636% due 03/03/2026 •	14,800	14,498
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,900	4,821
Citigroup, Inc.
1.546% (US0003M + 1.023%) due 06/01/2024 ~	16,500	16,593
2.572% due 06/03/2031 •(i)	9,500	8,720
3.070% due 02/24/2028 •	15,000	14,626
Commonwealth Bank of Australia 2.552% due 03/14/2027	14,700	14,273
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •	8,000	7,326
Credit Agricole SA 1.907% due 06/16/2026 •	11,300	10,679
Credit Suisse AG 6.500% due 08/08/2023 (h)	3,800	3,906
Credit Suisse Group AG
2.593% due 09/11/2025 •	15,200	14,695
6.250% due 12/18/2024 •(g)(h)	400	405
7.500% due 12/11/2023 •(g)(h)	12,300	12,754
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	3,800	3,840
CubeSmart LP 2.250% due 12/15/2028	15,700	14,280
Danske Bank AS 4.298% due 04/01/2028 •(b)	14,000	14,122

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Deutsche Bank AG
3.300% due 11/16/2022		17,000	17,120
3.547% due 09/18/2031 •		5,000	4,723
3.950% due 02/27/2023		15,415	15,572
3.961% due 11/26/2025 •		25,200	25,204
EPR Properties 3.750% due 08/15/2029		4,300	4,030
Equinix, Inc.
0.250% due 03/15/2027	EUR	9,600	9,832
3.900% due 04/15/2032 (b)		$8,800	8,754
ERP Operating LP
2.500% due 02/15/2030		500	472
3.500% due 03/01/2028		1,000	1,005
European Investment Bank 0.500% due 08/10/2023	AUD	2,600	1,914
Federal Realty Investment Trust 3.500% due 06/01/2030		$6,800	6,688
Ford Motor Credit Co. LLC
1.741% (US0003M + 1.235%) due 02/15/2023 ~		13,500	13,400
3.250% due 09/15/2025	EUR	4,900	5,506
3.375% due 11/13/2025		$6,600	6,458
4.535% due 03/06/2025	GBP	1,600	2,106
5.584% due 03/18/2024		$9,200	9,472
GA Global Funding Trust 1.950% due 09/15/2028		15,400	13,718
General Motors Financial Co., Inc. 2.306% (US0003M + 1.310%) due 06/30/2022 ~		1,800	1,804
GLP Capital LP
5.250% due 06/01/2025		3,200	3,298
5.750% due 06/01/2028		7,900	8,515
Goldman Sachs Group, Inc.
1.676% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,450
3.000% due 03/15/2024		14,600	14,589
3.615% due 03/15/2028 •		14,600	14,598
3.750% due 05/22/2025		11,697	11,882
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	11,197
GSPA Monetization Trust 6.422% due 10/09/2029		5,627	5,710
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		15,000	14,396
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,657
HSBC Holdings PLC 6.000% due 09/29/2023 •(g)(h)	EUR	1,700	1,976
ING Groep NV
4.625% due 01/06/2026		$4,700	4,862
6.875% due 04/16/2022 •(g)(h)		200	201
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		11,200	10,248
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	15,850
2.182% due 06/01/2028 •		19,000	17,848
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	38,360	5,129
Kilroy Realty LP 3.050% due 02/15/2030		$2,200	2,061
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	8,017
Lloyds Bank PLC 0.000% due 04/02/2032 þ		15,000	10,284
Mid-America Apartments LP 2.750% due 03/15/2030		5,000	4,780
Mitsubishi UFJ Financial Group, Inc.
1.244% (US0003M + 0.740%) due 03/02/2023 ~		12,800	12,828
1.412% due 07/17/2025		6,600	6,190
1.640% due 10/13/2027 •		17,000	15,654
Mizuho Financial Group, Inc.
1.226% (US0003M + 0.990%) due 07/10/2024 ~		16,200	16,275
2.201% due 07/10/2031 •		1,700	1,512
2.226% due 05/25/2026 •		12,600	12,092
Morgan Stanley 3.625% due 01/20/2027		2,270	2,292
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	14,278
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	1,951
Nationwide Building Society 3.960% due 07/18/2030 •		$11,500	11,484
Natwest Group PLC
3.073% due 05/22/2028 •		2,600	2,499
4.519% due 06/25/2024 •		2,200	2,234
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		17,000	15,247
2.600% due 09/28/2022		10,300	10,302
3.875% due 09/21/2023		7,800	7,848

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Nomura Holdings, Inc. 2.679% due 07/16/2030		9,400	8,557
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	21,614	2,894
Nykredit Realkredit AS
1.000% due 10/01/2050		27,475	3,570
1.500% due 10/01/2053		99	13
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$13,600	12,479
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,800	3,829
Physicians Realty LP 4.300% due 03/15/2027		2,250	2,306
Piper Sandler Cos. 5.200% due 10/15/2023		11,300	11,246
Prologis LP 3.875% due 09/15/2028		2,600	2,670
Public Storage 3.094% due 09/15/2027		12,000	12,018
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	23,095	3,102
Realty Income Corp.
3.000% due 01/15/2027		$7,300	7,196
3.250% due 06/15/2029		900	894
3.250% due 01/15/2031		4,000	3,934
4.625% due 11/01/2025		9,600	10,055
Regency Centers LP 2.950% due 09/15/2029		600	572
Sanders Re Ltd. 12.040% (SOFRRATE + 11.750%) due 04/09/2029 «~		10,000	10,000
Santander Holdings USA, Inc. 3.450% due 06/02/2025		11,900	11,828
Scentre Group Trust 3.625% due 01/28/2026		15,900	15,989
Service Properties Trust
4.500% due 06/15/2023		4,500	4,455
4.950% due 02/15/2027		13,100	12,133
Simon Property Group LP 2.750% due 06/01/2023		3,400	3,409
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,323
Standard Chartered PLC
1.822% due 11/23/2025 •		$16,000	15,215
3.785% due 05/21/2025 •		11,000	11,022
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		6,500	6,123
1.902% due 09/17/2028		17,000	15,249
Toronto-Dominion Bank 2.800% due 03/10/2027		15,000	14,748
UBS AG 5.125% due 05/15/2024 (h)		1,700	1,742
UBS Group AG
4.125% due 04/15/2026		10,300	10,500
7.000% due 02/19/2025 •(g)(h)		300	319
UniCredit SpA
2.569% due 09/22/2026 •		9,300	8,603
7.830% due 12/04/2023		18,700	19,882
Ventas Realty LP 3.250% due 10/15/2026		4,100	4,065
Wells Fargo & Co. 1.741% due 05/04/2030 •	EUR	16,600	18,087
Welltower, Inc. 3.100% due 01/15/2030		$7,000	6,749

			1,104,847

INDUSTRIALS 10.8%
Activision Blizzard, Inc. 2.500% due 09/15/2050		5,000	4,122
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		13,464	13,797
Amdocs Ltd. 2.538% due 06/15/2030		9,000	8,185
American Airlines Pass-Through Trust
3.000% due 04/15/2030		6,329	5,896
3.250% due 04/15/2030		3,241	2,910
3.500% due 08/15/2033		6,152	5,526
American Airlines, Inc. 5.500% due 04/20/2026		7,800	7,869
Anheuser-Busch InBev Worldwide, Inc. 4.500% due 06/01/2050		12,100	12,969
Bacardi Ltd. 4.450% due 05/15/2025		12,600	12,908
BAE Systems PLC 1.900% due 02/15/2031		5,300	4,609

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Bayer U.S. Finance LLC
1.836% (US0003M + 1.010%) due 12/15/2023 ~		7,700	7,738
4.250% due 12/15/2025		13,200	13,437
Boeing Co.
1.433% due 02/04/2024		13,600	13,162
2.750% due 02/01/2026		19,900	19,309
Broadcom, Inc.
2.600% due 02/15/2033		16,900	14,700
3.137% due 11/15/2035		22,963	20,278
3.187% due 11/15/2036		2,800	2,436
3.469% due 04/15/2034		4,097	3,803
Charter Communications Operating LLC
1.967% (US0003M + 1.650%) due 02/01/2024 ~		4,800	4,895
4.464% due 07/23/2022		1,950	1,957
Cigna Corp. 3.050% due 11/30/2022		1,550	1,562
Daimler Finance North America LLC
0.750% due 03/01/2024		6,000	5,761
1.151% (US0003M + 0.840%) due 05/04/2023 ~		11,900	11,952
Dell International LLC 5.850% due 07/15/2025		15,150	16,184
Duke University 2.682% due 10/01/2044		18,900	16,815
Emory University 2.143% due 09/01/2030		12,700	11,919
Entergy Louisiana LLC 2.350% due 06/15/2032		15,500	14,079
Expedia Group, Inc. 3.250% due 02/15/2030		15,900	15,156
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		2,593	2,790
General Electric Co. 0.695% (US0003M + 0.380%) due 05/05/2026 ~		3,771	3,710
General Motors Co.
6.125% due 10/01/2025 (i)		19,900	21,382
6.800% due 10/01/2027 (i)		3,700	4,182
Global Payments, Inc. 1.200% due 03/01/2026		16,000	14,762
Gray Oak Pipeline LLC 3.450% due 10/15/2027		13,300	12,838
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		17,000	15,403
Hyundai Capital America
2.100% due 09/15/2028		17,000	15,016
5.875% due 04/07/2025		14,000	14,807
Imperial Brands Finance PLC
3.125% due 07/26/2024		16,000	15,864
3.875% due 07/26/2029		8,000	7,858
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027		15,900	14,481
Magallanes, Inc. 3.528% due 03/15/2024		15,000	14,998
Marriott International, Inc. 4.150% due 12/01/2023		16,800	17,120
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		1,400	1,284
MPLX LP 4.000% due 03/15/2028		6,900	7,033
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		16,600	16,491
NXP BV 3.875% due 06/18/2026		12,100	12,155
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		3,000	2,429
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/02/2022 (e)(g)		5,001	44
Royalty Pharma PLC 1.200% due 09/02/2025		3,000	2,763
S&P Global, Inc. 4.250% due 05/01/2029		1,390	1,465
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,000	3,001
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		10,350	10,572
5.152% due 09/20/2029		10,700	11,277
Sutter Health 3.161% due 08/15/2040		13,100	11,525
T-Mobile USA, Inc. 2.050% due 02/15/2028		13,000	11,897
Teva Pharmaceutical Finance Netherlands BV 4.500% due 03/01/2025	EUR	11,400	12,742
United Airlines Pass-Through Trust 3.100% due 01/07/2030		$763	740
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		16,700	16,406
4.750% due 11/13/2028		16,100	16,951

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Walt Disney Co. 2.650% due 01/13/2031	10,000	9,563
Wynn Las Vegas LLC 5.500% due 03/01/2025	18,000	18,025

		615,508

UTILITIES 3.8%
AEP Texas, Inc. 2.400% due 10/01/2022	2,200	2,204
AES Corp. 3.950% due 07/15/2030	6,400	6,353
Alabama Power Co. 1.450% due 09/15/2030	4,800	4,169
AT&T, Inc.
3.300% due 02/01/2052	9,900	8,517
4.500% due 05/15/2035	15,550	16,508
British Telecommunications PLC 4.500% due 12/04/2023	400	408
Duke Energy Ohio, Inc. 3.650% due 02/01/2029	5,600	5,700
Duke Energy Progress LLC 2.000% due 08/15/2031	17,200	15,410
Edison International 3.125% due 11/15/2022	5,000	5,027
EDP Finance BV 1.710% due 01/24/2028	13,300	11,753
Enel Finance International NV 2.250% due 07/12/2031	17,000	15,083
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,100	2,122
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	19,000	17,417
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)	9,595	5,397
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	187	185
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)	4,966	1,123
Pacific Gas & Electric Co.
1.750% due 06/16/2022	12,800	12,787
2.500% due 02/01/2031	2,790	2,410
2.950% due 03/01/2026	1,900	1,808
3.150% due 01/01/2026	2,400	2,314
3.300% due 03/15/2027	3,100	2,981
3.300% due 12/01/2027	200	189
3.300% due 08/01/2040	4,300	3,529
3.400% due 08/15/2024	5,800	5,751
3.500% due 06/15/2025	3,300	3,224
4.200% due 03/01/2029	11,000	10,828
4.250% due 08/01/2023	1,000	1,010
4.250% due 03/15/2046	1,500	1,301
4.550% due 07/01/2030	8,700	8,646
4.650% due 08/01/2028	2,000	2,002
4.750% due 02/15/2044	1,900	1,725
Pennsylvania Electric Co. 3.250% due 03/15/2028	1,700	1,638
Southern California Edison Co. 0.702% (SOFRRATE + 0.470%) due 12/02/2022 ~	17,000	17,004
Southern California Gas Co. 2.950% due 04/15/2027	14,500	14,317
VTR Comunicaciones SpA 5.125% due 01/15/2028	798	762
WEC Energy Group, Inc. 1.375% due 10/15/2027	5,000	4,506

		216,108

Total Corporate Bonds & Notes (Cost $2,017,739)		1,936,463

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	6,200	5,829

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	3,000	2,798

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,367	1,504

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,726
3.007% due 01/01/2033	2,000	1,875

		8,105

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020
0.965% due 03/15/2024	3,900	3,773
1.115% due 03/15/2025	2,500	2,374

		6,147

TEXAS 0.1%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,269
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,910	1,928

		4,197

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	6,593

Total Municipal Bonds & Notes (Cost $35,443)		33,669

U.S. GOVERNMENT AGENCIES 29.6%
Fannie Mae
0.247% due 12/25/2036 - 07/25/2037 •	315	310
0.416% due 06/25/2055 •	1,425	1,432
0.707% due 05/25/2037 •	17	17
0.807% due 03/25/2044 •	255	254
0.867% due 09/25/2035 •	168	168
1.303% due 06/01/2043 •	278	284
1.304% due 07/01/2044 •	56	57
1.450% due 04/01/2035 •	227	227
1.656% due 08/25/2055 ~(a)	6,108	308
1.710% due 08/01/2035 •	116	116
1.959% due 05/25/2035 ~	39	39
2.033% due 05/01/2038 •	3,512	3,666
2.090% due 09/01/2035 •	12	12
2.162% due 08/01/2035 •	14	14
2.251% due 01/25/2031 ~(a)	15,399	1,922
2.310% due 08/01/2022	4,263	4,260
2.321% due 09/01/2039 •	13	13
3.489% due 10/01/2032 •	67	72
4.012% due 12/01/2036 •	54	58
4.093% due 11/01/2035 •	9	10
4.956% due 09/01/2034 •	28	29
5.000% due 04/25/2033	223	234
7.000% due 04/25/2023 - 06/01/2032	55	58
Fannie Mae, TBA 3.000% due 06/01/2040	530,000	516,611
Freddie Mac
0.456% due 08/15/2040 - 10/15/2040 •	9,764	9,756
0.897% due 09/15/2030 •	2	2
1.117% due 05/15/2037 •	270	274
1.194% due 08/25/2022 ~(a)	46,258	115
1.304% due 02/25/2045 •	72	73
3.500% due 03/01/2048	1,965	1,988
4.000% due 04/01/2029 - 01/01/2041	1,066	1,107
4.500% due 03/01/2029 - 04/01/2029	712	739
5.500% due 10/01/2034 - 07/01/2038	852	937
6.000% due 02/01/2033 - 05/01/2040	1,783	1,992
6.500% due 04/15/2029 - 10/01/2037	14	15
7.000% due 06/15/2023	18	18
7.500% due 07/15/2030 - 03/01/2032	20	23
8.500% due 08/01/2024	1	1
Ginnie Mae
0.531% due 10/20/2043 •	5,134	5,123
0.556% due 08/20/2066 •	30	29
0.706% due 07/20/2065 - 08/20/2065 •	16,862	16,862
0.876% due 10/20/2066 •	6,851	6,882
0.906% due 06/20/2066 •	3,860	3,880
0.936% due 08/20/2066 •	10,968	11,037
1.029% due 04/20/2067 •	8,063	8,033
1.031% due 06/20/2067 •	426	427
1.106% due 01/20/2066 •	2,929	2,958
1.750% due 10/20/2029 - 11/20/2029 •	20	20
1.875% (H15T1Y + 1.500%) due 04/20/2026 ~	7	7
1.875% due 05/20/2030 •	1	1
2.000% due 02/20/2027 - 02/20/2032 •	53	55
2.810% due 09/20/2066 ~	13,640	14,128
3.000% due 03/15/2045 - 08/15/2045	1,797	1,780

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

4.000% due 06/15/2049 - 03/15/2050		1,825	1,883
4.500% due 04/20/2048 - 05/20/2048		4,280	4,477
5.000% due 07/20/2049		709	744
6.000% due 12/15/2038 - 11/15/2039		9	10
Ginnie Mae, TBA
2.000% due 04/01/2052		5,800	5,518
2.500% due 04/01/2052		13,500	13,094
4.000% due 04/01/2052		5,000	5,145
U.S. Small Business Administration 5.130% due 09/01/2023		1	1
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		65,606	61,000
2.500% due 07/01/2039 - 03/01/2040		1,207	1,167
3.000% due 09/01/2027 - 04/01/2052		118,098	116,417
3.500% due 02/01/2025 - 06/01/2048		22,434	22,907
4.000% due 01/01/2026 - 05/01/2048		13,904	14,300
4.500% due 08/01/2023 - 08/01/2043		2,065	2,150
5.000% due 06/01/2025 - 08/01/2044		2,484	2,652
5.500% due 05/01/2022 - 07/01/2041		6,887	7,517
6.000% due 04/01/2026 - 01/01/2039		5,320	5,760
Uniform Mortgage-Backed Security, TBA
2.000% due 05/01/2052		32,900	30,489
2.500% due 04/01/2052		15,000	14,312
3.000% due 04/01/2052 - 05/01/2052		535,600	523,217
3.500% due 05/01/2052 - 06/01/2052		237,500	237,085

Total U.S. Government Agencies (Cost $1,699,301)			1,688,278

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
1.375% due 11/15/2040		106,200	86,901
1.375% due 08/15/2050		100,400	77,386
1.625% due 11/15/2050		41,600	34,141
1.875% due 02/15/2041		79,000	70,404
2.000% due 02/15/2050		47,000	42,394
2.250% due 05/15/2041		22,000	20,787
2.500% due 02/15/2045		9,800	9,554
2.750% due 11/15/2042		8,300	8,438
2.875% due 08/15/2045 (l)		10,000	10,434
2.875% due 05/15/2049		31,900	34,339
3.000% due 05/15/2042		4,300	4,559
3.000% due 11/15/2044		155,300	164,758
3.000% due 05/15/2045		41,000	43,600
3.125% due 11/15/2041		20,500	22,122
3.125% due 08/15/2044		35,700	38,635
3.375% due 05/15/2044		16,300	18,321
3.625% due 02/15/2044		2,900	3,376
3.750% due 08/15/2041 (l)		27,700	32,594
U.S. Treasury Notes
1.750% due 09/30/2022 (l)		20,665	20,737

Total U.S. Treasury Obligations (Cost $858,183)			743,480

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.1%
Alba PLC 0.392% due 03/17/2039 •	GBP	7,849	9,901
American Home Mortgage Investment Trust
2.829% due 02/25/2045 •		$30	30
6.700% due 06/25/2036 þ		11,446	2,479
AREIT Trust
1.300% due 11/17/2024 •		15,000	14,851
2.784% due 04/15/2037 •		2,041	2,041
Banc of America Funding Trust
2.731% due 05/25/2035 ~		151	155
5.000% due 07/26/2036		19,058	3,589
6.000% due 03/25/2037 ^		1,614	1,493
Banc of America Mortgage Trust 3.675% due 05/25/2033 ~		76	79
BCAP LLC Trust
0.877% due 05/25/2047 •		1,784	1,722
4.792% due 03/26/2037 þ		241	244
BDS Ltd. 1.464% due 09/15/2035 •		7,982	7,891
Bear Stearns Adjustable Rate Mortgage Trust
2.090% due 01/25/2034 ~		99	97
2.400% due 02/25/2036 •		16	16
2.500% due 02/25/2033 ~		3	3
2.512% due 04/25/2033 ~		19	20
2.733% due 01/25/2035 ~		47	47
2.790% due 04/25/2034 ~		238	237
2.838% due 02/25/2033 ~		6	6
3.018% due 11/25/2034 ~		690	690
3.039% due 07/25/2034 ~		210	200
4.564% due 01/25/2035 ~		94	95
Bear Stearns ALT-A Trust
2.627% due 05/25/2035 ~		623	619

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

2.874% due 09/25/2035 ^~		439	324
3.260% due 05/25/2036 ^~		1,404	889
Bear Stearns Structured Products, Inc. Trust
2.340% due 12/26/2046 ^~		655	563
2.728% due 01/26/2036 ^~		936	806
Benchmark Mortgage Trust 3.458% due 03/15/2055		15,000	15,173
BIG Commercial Mortgage Trust 1.643% due 02/15/2039 •		15,000	14,914
Business Mortgage Finance PLC 2.891% due 02/15/2041 •	GBP	1,045	1,371
CD Mortgage Trust 3.431% due 08/15/2050		$5,900	5,897
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		6,679	6,744
Chase Mortgage Finance Trust 2.834% due 01/25/2036 ^~		1,009	922
Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •		50	50
5.500% due 12/25/2035		1,948	1,283
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035 •		1,756	1,807
2.657% due 05/25/2035 ~		197	198
Countrywide Alternative Loan Trust
0.639% due 09/20/2046 ~		2,648	2,574
0.837% due 09/25/2046 ^•		7,806	7,661
0.857% due 05/25/2036 •		742	675
1.457% due 08/25/2035 ^•		2,730	1,458
6.000% due 03/25/2035		10,099	9,365
6.000% due 02/25/2037 ^		5,807	3,751
6.000% due 08/25/2037 ^		5,287	3,835
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•		94	82
2.505% due 02/20/2035 ~		139	140
2.696% due 11/25/2034 ~		435	433
Credit Suisse First Boston Mortgage Securities Corp. 4.974% due 06/25/2032 ~		12	12
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	7,180
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.757% due 03/25/2037 ^•		2,802	2,820
0.957% due 02/25/2035 •		127	127
DOLP Trust 2.956% due 05/10/2041		20,100	18,972
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		915	910
Eurosail PLC
1.172% due 03/13/2045 •	GBP	804	1,042
1.182% due 03/13/2045 ~		1,815	2,364
First Horizon Alternative Mortgage Securities Trust 2.892% due 08/25/2035 ^~		$1,240	1,156
First Horizon Mortgage Pass-Through Trust 2.937% due 10/25/2035 ^~		807	803
Great Hall Mortgages PLC 1.078% due 06/18/2039 •		1,798	1,769
GreenPoint Mortgage Funding Trust 0.817% due 09/25/2046 •		124	120
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		10,700	10,670
GS Mortgage Securities Trust
3.120% due 05/10/2050		7,895	7,933
3.602% due 10/10/2049 ~		3,037	2,836
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~		13,934	12,902
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~		15,522	14,449
GSR Mortgage Loan Trust
2.654% due 11/25/2035 ~		166	165
2.910% due 09/25/2035 ~		629	636
HarborView Mortgage Loan Trust
0.889% due 05/19/2035 •		150	143
1.662% due 10/19/2035 •		1,559	1,149
2.665% due 07/19/2035 ^~		641	527
2.918% due 12/19/2035 ^~		1,603	1,029
Hawksmoor Mortgages 1.240% due 05/25/2053 •	GBP	43,532	57,278
Hilton USA Trust 2.828% due 11/05/2035		$14,400	14,254
IndyMac INDX Mortgage Loan Trust
0.627% due 01/25/2037 ^•		1,517	1,514
2.955% due 06/25/2036 ~		4,843	3,976
JP Morgan Mortgage Trust
2.172% due 06/25/2035 ~		46	46
2.614% due 08/25/2034 ~		885	886
3.023% due 10/25/2036 ^~		1,441	1,207
3.257% due 12/26/2037 ~		6,990	6,432

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

5.750% due 01/25/2036 ^		323	201
JP Morgan Resecuritization Trust 2.917% due 05/26/2036 ~		10,504	8,221
Landmark Mortgage Securities PLC 0.812% due 04/17/2044 •	GBP	15,189	19,027
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		$7,730	7,722
LUXE Commercial Mortgage Trust 1.447% due 10/15/2038 •		17,000	16,737
Manhattan West Mortgage Trust 2.130% due 09/10/2039		16,100	14,903
MASTR Adjustable Rate Mortgages Trust
0.881% due 01/25/2047 ^~		653	644
2.393% due 08/25/2034 ~		1,871	1,216
Merrill Lynch Mortgage Investors Trust 1.960% due 04/25/2035 ~		1,100	1,055
MF1 Multifamily Housing Mortgage Loan Trust 1.293% due 07/15/2036 •		4,077	4,015
MFA Trust 1.479% due 03/25/2065 ~		5,216	5,113
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		1,484	1,490
3.557% due 12/15/2047		5,147	5,194
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039		17,400	16,927
Morgan Stanley Mortgage Loan Trust 2.353% due 07/25/2035 ^~		1,478	1,353
MortgageIT Trust 1.077% due 12/25/2035 •		887	889
New Residential Mortgage Loan Trust 3.000% due 03/25/2052 ~		14,923	14,223
Nomura Resecuritization Trust 0.440% due 11/26/2036 •		11,544	7,756
OBX Trust 3.000% due 01/25/2052 ~		15,792	15,119
One New York Plaza Trust 1.347% due 01/15/2036 •		17,300	17,061
Prime Mortgage Trust
0.857% due 02/25/2034 •		28	28
0.957% due 02/25/2035 •		1,076	1,064
Ready Capital Mortgage Financing LLC 1.756% due 01/25/2037 •		14,500	14,520
Residential Accredit Loans, Inc. Trust
0.557% due 05/25/2037 •		4,961	4,850
3.974% due 12/25/2035 ^~		248	229
6.000% due 09/25/2036		560	508
6.500% due 09/25/2036 ^		4,052	2,484
Residential Asset Securitization Trust 0.907% due 10/25/2035 •		995	643
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		1,353	1,288
Ripon Mortgages PLC 1.204% due 08/28/2056 •	GBP	22,500	29,452
SFO Commercial Mortgage Trust 1.547% due 05/15/2038 •		$13,680	13,447
STARM Mortgage Loan Trust 2.295% due 02/25/2037 ^~		876	803
Stratton Mortgage Funding PLC 0.992% due 07/20/2060 •~	GBP	20,361	26,754
Structured Adjustable Rate Mortgage Loan Trust
0.857% due 04/25/2047 •		$947	929
2.945% due 01/25/2035 ~		528	534
3.330% due 11/25/2035 ~		4,676	3,667
Structured Asset Mortgage Investments Trust
0.949% due 07/19/2035 •		628	608
1.109% due 09/19/2032 •		8	8
Tharaldson Hotel Portfolio Trust 1.340% due 11/11/2034 •		7,939	7,837
Thornburg Mortgage Securities Trust
3.261% due 06/25/2047 ^•		4,730	3,995
3.311% due 03/25/2037 ^•		688	634
Towd Point Mortgage Funding 0.992% due 07/20/2045 •	GBP	45,171	59,400
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •~		20,501	27,041
Trinity Square PLC 0.936% due 07/15/2059 •		15,325	20,121
UWM Mortgage Trust 2.500% due 12/25/2051 ~		$15,272	14,180
Wachovia Mortgage Loan Trust LLC 2.238% due 05/20/2036 ^~		621	634
WaMu Mortgage Pass-Through Certificates Trust
0.957% due 02/25/2045 ~		5,731	5,596
1.037% due 10/25/2045 •		126	124
2.388% due 12/25/2036 ^~		5,013	4,769
3.041% due 12/25/2036 ^~		169	164

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

3.178% due 07/25/2037 ^~		2,455	2,454
3.255% due 05/25/2037 ^~		2,346	2,075
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	593
1.250% due 12/21/2049 ~		14,253	18,742
1.950% due 12/21/2049 •		2,259	2,972
2.450% due 12/21/2049 •~		1,179	1,552
2.950% due 12/21/2049 •~		674	887
3.450% due 12/21/2049 •~		674	885
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	5,897

Total Non-Agency Mortgage-Backed Securities (Cost $758,235)			743,961

ASSET-BACKED SECURITIES 15.4%
Accredited Mortgage Loan Trust 0.717% due 09/25/2036 •		2,865	2,827
ACE Securities Corp. Home Equity Loan Trust
0.577% due 12/25/2036 •		2,127	1,409
0.677% due 08/25/2036 ^•		9,945	2,767
0.757% due 07/25/2036 •		4,983	1,992
ACREC Ltd. 1.618% due 10/16/2036 •		17,300	17,038
American Money Management Corp. CLO Ltd. 1.278% due 07/25/2029 •~		4,250	4,235
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.162% due 11/25/2035 •		4,168	4,138
1.567% due 03/25/2035 •		9,960	9,889
Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~		16,500	16,410
Apidos CLO 1.171% due 07/17/2030 •		18,000	17,980
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	13,720	15,117
Arbor Realty Commercial Real Estate Notes Ltd. 1.500% due 01/15/2037 •		$15,100	15,026
Ares CLO Ltd. 1.111% due 01/15/2029 •		16,097	15,987
Argent Securities Trust
0.757% due 07/25/2036 •		16,578	6,487
0.837% due 03/25/2036 •		5,475	3,647
Atrium Corp. 1.089% due 04/22/2027 •		14,304	14,224
Bear Stearns Asset-Backed Securities Trust
0.607% due 11/25/2036 •		4,591	4,466
0.777% due 08/25/2036 •		615	598
1.582% due 02/25/2035 •		3,134	3,128
Benefit Street Partners CLO Ltd. 1.321% due 07/15/2032 •		13,300	13,200
Catamaran CLO Ltd. 1.359% due 04/22/2030 •		21,888	21,799
CIFC Funding Ltd. 1.368% due 04/25/2033 •		9,500	9,457
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		3,006	1,966
Countrywide Asset-Backed Certificates
0.597% due 06/25/2047 ^•		6,766	6,377
0.687% due 05/25/2037 ~		7,075	6,805
0.797% due 09/25/2036 •		5,095	5,081
1.057% due 06/25/2036 •		2,924	2,912
1.207% due 05/25/2034 •		660	654
1.357% due 09/25/2036 ~		1,816	1,658
4.422% due 10/25/2046 þ		8,110	7,143
Countrywide Asset-Backed Certificates Trust, Inc. 1.257% due 08/25/2047 •		376	374
Credit-Based Asset Servicing & Securitization Trust 0.517% due 11/25/2036 •		311	176
Dell Equipment Finance Trust
1.217% due 03/22/2023		7,500	7,499
2.110% due 08/23/2027		7,500	7,472
Dryden Senior Loan Fund 1.141% due 04/15/2029 •		7,978	7,932
EMC Mortgage Loan Trust 1.197% due 05/25/2040 •		82	79
Evergreen Credit Card Trust 1.900% due 09/15/2024		20,300	20,340
Fremont Home Loan Trust
0.517% due 01/25/2037 •		64	35
1.072% due 11/25/2035 •		9,900	9,223
FS Rialto Issuer LLC 2.200% due 01/19/2039 •		14,200	14,214
Galaxy CLO Ltd. 1.479% due 05/16/2031 •		500	497
GSAA Home Equity Trust
5.995% due 03/25/2046 ^~		6,455	3,272
6.500% due 08/25/2047		9,559	6,888

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

GSAMP Trust 0.637% due 06/25/2036 ~		3,254	2,163
HERA Commercial Mortgage Ltd. 1.518% due 02/18/2038 •		16,000	15,830
Home Equity Loan Trust 0.687% due 04/25/2037 •		9,359	9,129
Invesco Euro CLO DAC 0.650% due 07/15/2031 ~	EUR	3,600	3,940
JP Morgan Mortgage Acquisition Corp.
1.042% due 05/25/2035 •		$2,539	2,527
1.072% due 10/25/2035 ^•		4,442	4,419
JP Morgan Mortgage Acquisition Trust
0.677% due 08/25/2036 •		2,205	1,736
0.717% due 03/25/2037 •		1,017	1,006
0.937% due 08/25/2036 •		1,135	911
KREF Ltd. 1.780% due 02/17/2039 •		15,000	14,919
LCM Ltd. 1.375% due 07/20/2030 •		15,000	14,926
Lehman XS Trust 0.817% due 06/25/2036 •		602	608
LoanCore Issuer Ltd. 1.527% due 05/15/2028 ~		3,223	3,220
Long Beach Mortgage Loan Trust 0.777% due 05/25/2036 •		36,224	14,261
Lument Finance Trust, Inc. 1.567% due 06/15/2039 ~		17,000	16,822
Magnetite Ltd. 1.386% due 11/15/2028 •		15,904	15,792
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •	EUR	13,800	15,169
Marathon CLO Ltd. 1.391% due 04/15/2029 •		$11,206	11,169
MASTR Asset-Backed Securities Trust
0.937% due 03/25/2036 •		4,129	3,167
1.037% due 12/25/2035 •		1,136	1,132
Merrill Lynch Mortgage Investors Trust
0.567% due 07/25/2037 •		2,647	1,320
0.937% due 08/25/2037 •		2,452	1,528
3.797% due 03/25/2037 þ		4,302	1,276
MF1 Ltd.
1.400% due 02/19/2037 •		15,000	14,897
1.511% due 10/16/2036 •		17,000	16,762
1.568% due 07/16/2036 •		17,000	16,799
2.143% due 11/15/2035 •		16,700	16,731
Morgan Stanley ABS Capital, Inc. Trust
0.637% due 05/25/2037 •		8,326	7,659
0.707% due 08/25/2036 ~		11,497	6,973
0.757% due 06/25/2036 •		4,195	2,558
0.757% due 07/25/2036 ~		6,407	3,001
New Century Home Equity Loan Trust 1.342% due 05/25/2034 •		11,606	11,420
Newcastle Mortgage Securities Trust 1.177% due 03/25/2036 •		6,757	6,486
NovaStar Mortgage Funding Trust 0.937% due 11/25/2036 •		2,649	1,133
Option One Mortgage Loan Trust
0.597% due 03/25/2037 •		4,696	4,426
0.677% due 05/25/2037 •		8,924	6,508
Option One Mortgage Loan Trust Asset-Backed Certificates 1.147% due 11/25/2035 •		11,720	11,556
Ownit Mortgage Loan Trust
0.677% due 09/25/2037 •		2,227	1,263
0.757% due 05/25/2037 •		21,219	18,857
0.937% due 09/25/2037 •		10,948	6,333
OZLM Ltd. 1.489% due 05/16/2030 •		17,000	17,003
Palmer Square Loan Funding Ltd. 1.224% due 04/20/2027 •		3,179	3,170
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.582% due 03/25/2035 •		4,144	4,128
RAAC Trust 0.967% due 02/25/2036 •		291	291
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,702	5,642
Residential Asset Mortgage Products Trust 1.477% due 04/25/2035 •		5,374	5,355
Residential Asset Securities Corp. Trust
0.697% due 09/25/2036 •		1,677	1,673
1.057% due 02/25/2036 •		3,911	3,868
1.117% due 12/25/2035 •		2,662	2,438
Saxon Asset Securities Trust 0.627% due 10/25/2046 •		8,172	8,044
Securitized Asset-Backed Receivables LLC Trust 0.587% due 05/25/2037 ^•		814	671

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

SG Mortgage Securities Trust 0.997% due 02/25/2036 •		2,180	1,423
SLM Student Loan Trust
1.296% due 12/15/2027 •		324	324
1.376% due 12/15/2025 •		2,733	2,729
Sound Point CLO Ltd.
1.234% due 10/20/2030 •		15,100	14,979
1.238% due 07/25/2030 •		17,000	17,023
1.249% due 01/23/2029 •		5,510	5,496
1.304% due 10/20/2028 •		12,531	12,509
1.464% due 07/20/2032 •		12,600	12,561
Soundview Home Loan Trust
0.567% due 02/25/2037 •		8,071	2,733
1.357% due 10/25/2037 •		14,756	13,239
Specialty Underwriting & Residential Finance Trust 0.607% due 11/25/2037 •		13,109	8,868
Starwood Commercial Mortgage Trust 1.499% due 07/15/2038 •		12,714	12,670
Structured Asset Securities Corp. Mortgage Loan Trust 0.907% due 05/25/2037 •		4,343	4,276
THL Credit Wind River Clo Ltd. 1.321% due 04/15/2031 •		4,000	3,972
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		23,197	22,817
Venture CLO Ltd.
1.301% due 07/15/2031 •		5,800	5,766
1.304% due 07/20/2030 •		16,900	16,893
Vibrant CLO Ltd.
1.240% due 07/20/2032 •		17,000	16,863
1.294% due 09/15/2030 •		16,700	16,671
Wachovia Mortgage Loan Trust 1.147% due 10/25/2035 •		6,533	6,248
WaMu Asset-Backed Certificates WaMu Trust
0.607% due 01/25/2037 •		2,838	1,601
0.707% due 04/25/2037 •		5,279	2,445

Total Asset-Backed Securities (Cost $884,584)			877,139

SOVEREIGN ISSUES 3.7%
Abu Dhabi Government International Bond 3.125% due 04/16/2030		12,300	12,593
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	14,554
Israel Government International Bond 2.750% due 07/03/2030		$17,900	17,749
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	6,200	6,372
Korea Government International Bond 2.000% due 06/19/2024		$1,200	1,185
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	478
5.940% due 02/12/2029		28,100	7,418
6.350% due 08/12/2028		75,900	20,599
6.950% due 08/12/2031		4,000	1,118
8.200% due 08/12/2026		35,600	10,471
Provincia de Buenos Aires 42.033% due 04/12/2025	ARS	35,575	178
Qatar Government International Bond
3.375% due 03/14/2024		$12,500	12,698
3.875% due 04/23/2023		700	713
4.000% due 03/14/2029		4,000	4,280
Romania Government International Bond 3.624% due 05/26/2030	EUR	14,000	15,181
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,126,000	84,097

Total Sovereign Issues (Cost $218,018)			209,684

		SHARES
PREFERRED SECURITIES 1.4%
FINANCIALS 0.4%
Discover Financial Services 6.125% due 06/23/2025 •(g)		5,500,000	5,738
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)		6,600,000	6,930

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		9,400,000	9,016

			21,684

UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		2,136,108	55,647

Total Preferred Securities (Cost $79,277)			77,331

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.8%
COMMERCIAL PAPER 1.6%
BP Capital Markets PLC
0.950% due 04/29/2022		$8,650	8,645
1.050% due 05/16/2022		8,350	8,342
Conagra Foods, Inc. 1.015% due 04/08/2022		17,000	16,997
Duke Energy Corp. 0.860% due 04/21/2022		15,000	14,994
Enbridge U.S., Inc. 1.200% due 04/14/2022		15,000	14,995
Mizuho Bank Ltd. 1.160% due 07/15/2022		15,000	14,955
Ventas Realty LP 0.810% due 04/06/2022		13,000	12,999

			91,927

REPURCHASE AGREEMENTS (j) 0.5%			28,035

ISRAEL TREASURY BILLS 1.8%
0.002% due 09/07/2022 - 01/04/2023 (d)(e)	ILS	321,000	100,469

U.S. TREASURY BILLS 5.7%
0.339% due 04/21/2022 - 06/09/2022 (d)(e)(l)(n)		$327,171	327,021

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.279% due 05/24/2022 (e)(f)(l)(n)		11,500	11,495

Total Short-Term Instruments (Cost $558,400)			558,947

Total Investments in Securities (Cost $7,119,633)			6,878,972

		SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short Asset Portfolio		25,110,492	247,539
PIMCO Short-Term Floating NAV Portfolio III		15,455	150

Total Short-Term Instruments (Cost $251,310)			247,689

Total Investments in Affiliates (Cost $251,310)			247,689

Total Investments 125.1% (Cost $7,370,944)			$7,126,661
Financial Derivative Instruments (k)(m) (0.7)%(Cost or Premiums, net $9,861)			(43,069)
Other Assets and Liabilities, net (24.4)%			(1,389,001)

Net Assets 100.0%			$5,694,591

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Contingent convertible security.
(i)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020/		$57,777	$55,647	0.98%
Citigroup, Inc.				2.572	06/03/2031	05/26/20200		9,500	8,720	0.15
General Motors Co.				6.125	10/01/2025	05/07/2020		19,889	21,382	0.38
General Motors Co.				6.800	10/01/2027	05/07/2020		3,693	4,182	0.07

								$90,859	$89,931	1.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	0.280%	03/31/2022	04/01/2022	$24,500	U.S. Treasury Notes 0.125% due 08/31/2023			$(25,015)	$24,500	$24,500
FICC	0.010	03/31/2022	04/01/2022	3,535	U.S. Treasury Bills 0.000% due 08/04/2022			(3,606)	3,535	3,535

Total Repurchase Agreements								$(28,621)	$28,035	$28,035

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.8)%
Uniform Mortgage-Backed Security, TBA						3.000%	04/01/2052	$220,400	$(216,963)	$(215,613)

Total Short Sales (3.8)%									$(216,963)	$(215,613)

(1)								Includes accrued interest.

(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	1,222	$3,055	$(1,101)	$(1,673)

Total Written Options	$(1,101)	$(1,673)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2024	1,207	$292,924	$(3,705)	$121	$0
U.S. Treasury 5-Year Note June Futures	06/2022	1,247	143,015	(3,557)	175	0
U.S. Treasury 10-Year Note June Futures	06/2022	4,416	542,616	(16,258)	1,104	0

$(23,520)	$1,400	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond June Futures	06/2022	2,828	$(496,364)	$6,808	$619	$(4,132)
Euro-Buxl 30-Year Bond June Futures	06/2022	167	(34,399)	1,445	37	(532)
Put Options Strike @ EUR 131.500 on Euro-Bobl Bond May 2022 Futures (1)	04/2022	157	(472)	(397)	125	(61)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	472	(63,941)	2,175	0	(192)
U.S. Treasury 30-Year Bond June Futures	06/2022	309	(46,369)	1,447	0	(193)
United Kingdom Long Gilt June Futures	06/2022	170	(27,073)	258	27	(94)

$11,736	$808	$(5,204)

Total Futures Contracts	$(11,784)	$2,208	$(5,204)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.678%	$2,400	$(61)	$86	$25	$0	$(1)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.308	15,000	109	(30)	79	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.363	6,100	(427)	495	68	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2024	0.406	5,400	(66)	138	72	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.492	5,000	(78)	147	69	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.703	5,300	36	29	65	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.791	600	7	(1)	6	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.016	EUR	14,400	25	(26)	(1)	12	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.602	1,300	(199)	172	(27)	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2022	0.149	15,000	(701)	738	37	0	0

$(1,355)	$1,748	$393	$15	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$10,600	$(767)	$81	$(686)	$0	$(8)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	20,300	(1,936)	604	(1,332)	0	0

$(2,703)	$685	$(2,018)	$0	$(8)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

iTraxx Crossover 36 5-Year Index	5.000%	Quarterly		12/20/2026	EUR	83,200	$10,914	$(3,459)	$7,455	$0	$(158)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly		06/20/2027		108,200	7,511	1,399	8,910	0	(220)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025		62,800	1,660	(395)	1,265	0	(6)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly		06/20/2026		9,800	302	(119)	183	0	(1)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		48,900	1,409	(530)	879	0	(4)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly		06/20/2027		11,700	177	4	181	2	(1)

							$21,973	$(3,100)	$18,873	$2	$(390)

INTEREST RATE SWAPS
										Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/10/2032	GBP	19,700	$(530)	$(1,470)	$(2,000)	$78	$0
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/11/2032		19,700	0	(2,001)	(2,001)	78	0
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/15/2032		46,400	(1,650)	(3,069)	(4,719)	185	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052		7,300	545	694	1,239	0	(82)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		7,300	0	1,239	1,239	0	(82)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		17,200	1,701	1,219	2,920	0	(194)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		96,700	19,087	1,818	20,905	0	(1,085)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/07/2022	JPY	333,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/22/2022		690,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	05/12/2022		1,050,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/18/2022		9,960,000	0	14	14	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/20/2022		224,600	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027		7,200,000	(375)	41	(334)	0	(199)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		9,960,000	465	405	870	361	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		2,870,000	(212)	(117)	(329)	0	(130)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		426,000	67	13	80	0	(33)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032		4,030,000	0	288	288	0	(323)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032		2,427,000	0	128	128	0	(195)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032		1,617,000	0	48	48	0	(130)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		152,000	16	(55)	(39)	0	(27)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		690,000	0	(232)	(232)	0	(132)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		1,050,000	3	(330)	(327)	0	(202)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		224,600	10	(67)	(57)	0	(44)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		1,221,450	(21)	754	733	0	(460)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		780,000	429	361	790	0	(287)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		1,213,000	1	676	677	0	(458)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		752,000	1	397	398	0	(284)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		333,000	0	169	169	0	(126)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		300,000	(4)	(14)	(18)	0	(123)
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		$450,200	142	(5,672)	(5,530)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		7,000	(13)	(196)	(209)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		18,800	(70)	(549)	(619)	60	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		17,000	(80)	(445)	(525)	55	0
Receive	1-Year BRL-CDI	7.900	Maturity	01/02/2024	BRL	11,200	128	0	128	0	(2)
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		47,860	0	(172)	(172)	9	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		286,400	0	(946)	(946)	52	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		57,554	0	(177)	(177)	10	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		153,900	0	(384)	(384)	28	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		133,000	0	(290)	(290)	24	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/02/2024		67,300	0	34	34	0	(12)
Receive	1-Year BRL-CDI	11.910	Maturity	01/02/2024		67,000	0	32	32	0	(12)
Receive	1-Year BRL-CDI	11.920	Maturity	01/02/2024		44,800	0	20	20	0	(8)
Receive	1-Year BRL-CDI	12.015	Maturity	01/02/2024		113,000	0	21	21	0	(20)
Receive	1-Year BRL-CDI	12.020	Maturity	01/02/2024		112,200	0	19	19	0	(20)
Receive	1-Year BRL-CDI	12.030	Maturity	01/02/2024		264,500	0	37	37	0	(47)
Pay	1-Year BRL-CDI	11.165	Maturity	01/02/2025		30,900	0	(26)	(26)	9	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2025		46,200	0	(35)	(35)	14	0
Pay	1-Year BRL-CDI	11.320	Maturity	01/02/2025		78,700	0	(17)	(17)	24	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		77,400	0	(8)	(8)	24	0
Pay	1-Year BRL-CDI	11.371	Maturity	01/02/2025		188,800	0	(4)	(4)	58	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		29,500	0	(168)	(168)	17	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		121,200	0	(624)	(624)	70	0
Pay	1-Year BRL-CDI	10.990	Maturity	01/04/2027		46,100	(16)	(16)	(32)	26	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	25,600	28	(937)	(909)	16	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$66,200	(1,486)	2,186	700	19	0
Pay(7)	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032	EUR	385,600	(14,650)	(5,078)	(19,728)	2,349	(5)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	04/07/2022	JPY	333,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	04/22/2022		690,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	05/12/2022		1,050,000	0	(2)	(2)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/18/2022		9,960,000	0	23	23	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/20/2022		224,600	0	(1)	(1)	0	0

							$3,516	$(12,471)	$(8,955)	$3,567	$(4,758)

Total Swap Agreements							$21,431	$(13,138)	$8,293	$3,584	$(5,161)

(l)

Securities with an aggregate market value of $72,124 and cash of $15,826 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(8)						Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2022	AUD	16,835		$12,600	$3	$0
	04/2022	ZAR	259,026		16,651	0	(1,035)
	05/2022	GBP	252,581		341,516	9,791	0
	05/2022	JPY	3,635,500		29,934	43	0
	05/2022		$12,604	AUD	16,835	0	(2)
	05/2022		6,829	EUR	6,155	10	(20)
	05/2022		26,876	GBP	19,994	0	(617)
	07/2022	PEN	4,053		$1,009	0	(82)
	11/2022		27,553		6,662	0	(668)
BPS	04/2022	AUD	1,804		1,313	0	(37)
	04/2022	BRL	169,300		29,146	0	(6,413)
	04/2022	CAD	3,961		3,125	0	(44)
	04/2022	DKK	36,360		5,705	298	0
	04/2022		$24,487	AUD	32,593	0	(98)
	04/2022		35,734	BRL	169,300	0	(175)
	05/2022	EUR	145,720		$163,843	2,871	(466)
	05/2022		$4,528	EUR	4,096	10	0
	06/2022	CLP	8,804,242		$10,750	0	(305)
	06/2022	ILS	986		303	0	(6)
	07/2022	MXN	10,702		512	0	(18)
	08/2022		$701	MXN	15,396	56	0
BRC	05/2022		1,702	EUR	1,517	0	(22)
	05/2022		9,847	GBP	7,377	0	(159)
	05/2022	ZAR	158,094		$9,967	0	(795)
BSH	04/2022	BRL	256,500		54,139	264	0
	04/2022		$48,674	BRL	256,500	5,201	0
	07/2022	BRL	1,321,000		$240,339	0	(29,967)
	07/2022		$247,228	BRL	1,321,000	23,078	0
CBK	04/2022	DKK	70,215		$11,006	564	0
	05/2022	PEN	49,282		12,611	0	(749)
	05/2022		$14,772	EUR	12,946	0	(429)
	05/2022		9,800	PEN	36,345	55	0
	06/2022	CZK	108		$5	0	0
	07/2022	PEN	22,242		5,667	0	(321)
	08/2022		12,262		3,033	0	(264)
	09/2022	ILS	45,002		14,138	0	(49)
	10/2022		109,003		33,958	0	(452)
	10/2022	PEN	79,506		19,961	0	(1,255)
	11/2022		5,819		1,466	0	(83)
	12/2022		5,229		1,247	0	(142)
	01/2023	ILS	50,990		16,138	0	(35)
DUB	04/2022		$3,464	DKK	23,481	28	0
	04/2022	ZAR	77,928		$4,917	0	(403)
	07/2022	DKK	23,393		3,464	0	(27)
	10/2022	ILS	65,196		20,436	0	(146)
GLM	04/2022	BRL	15,957		3,220	0	(131)
	04/2022		$3,368	BRL	15,957	0	(16)
	05/2022		3,196		15,957	129	0
	05/2022		2,312	EUR	2,104	19	0
	05/2022		146	KRW	180,739	2	0
	05/2022	ZAR	198,958		$12,532	0	(1,011)
	06/2022		187,270		12,221	0	(479)
HUS	05/2022	JPY	6,292,700		51,388	12	(363)
	05/2022		$4,427	EUR	3,997	1	0
	05/2022		87,955	JPY	10,142,420	0	(4,564)
	05/2022		12,778	NOK	113,655	126	0
IND	04/2022	ZAR	82,740		$5,305	0	(344)
JPM	04/2022	BRL	87,200		14,969	0	(3,347)
	04/2022		$18,405	BRL	87,200	0	(90)
	04/2022	ZAR	225,271		$14,344	0	(1,037)
	05/2022	INR	6,265		81	0	(1)
	05/2022		$1,913	GBP	1,427	0	(39)
	05/2022		42,116	NOK	375,025	464	0
	06/2022	CZK	142		$6	0	0
	09/2022	ILS	50,805		15,930	0	(86)
MBC	05/2022	INR	3,503		45	0	(1)
	05/2022		$10,836	CLP	8,729,758	173	0
MYI	04/2022	BRL	15,957		$3,368	17	0
	04/2022		$3,073	BRL	15,957	279	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

	04/2022		11,662	DKK	78,917		74	0
	05/2022		1,165	EUR	1,053		1	0
	05/2022		2,737	GBP	2,100		21	0
	07/2022	DKK	80,777		$11,985		1	(71)
SCX	05/2022	INR	4,902		63		0	(1)
	05/2022		$1,008	GBP	751		0	(21)
SOG	05/2022	CNH	115,413		$18,029		0	(82)
	05/2022		$2,981	GBP	2,231		0	(51)
	06/2022	CZK	202		$8		0	(1)
	06/2022	ILS	674		207		0	(5)
UAG	04/2022	AUD	13,954		10,485		43	0
	05/2022		$10,488	AUD	13,954		0	(43)
	05/2022		26,186	NOK	233,146		285	0
	06/2022	ZAR	79,004		$5,069		0	(289)

Total Forward Foreign Currency Contracts							$43,919	$(57,357)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	14,200	$1,600	$4,395

Total Purchased Options							$1,600	$4,395

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	6.000%	06/15/2022	33,604	$(368)	$(88)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.185%	04/13/2022	34,000	$(108)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.635	04/13/2022	34,000	(108)	(994)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	42,600	(1,569)	(6,899)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.240	04/14/2022	34,000	(113)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.690	04/14/2022	34,000	(113)	(907)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.283	04/20/2022	28,400	(98)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.783	04/20/2022	28,400	(98)	(643)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	6,000	(23)	(8)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	6,000	(23)	(55)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.443	04/19/2022	35,200	(228)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.943	04/19/2022	35,200	(228)	(668)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	536,700	(1,069)	(20)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	536,700	(1,069)	(8,852)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/13/2022	108,600	(196)	(21)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	06/13/2022	108,600	(195)	(806)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	27,400	(96)	(13)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	27,400	(109)	(228)
JPM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	04/08/2022	32,000	(183)	(602)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	06/13/2022	108,600	(413)	(83)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/13/2022	108,600	(413)	(1,510)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.317	04/13/2022	40,000	(233)	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.817	04/13/2022	40,000	(233)		(1,132)

								$(6,918)		$(23,442)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052			$96.406	06/06/2022		14,200	$(88)		$(111)
	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052			97.617	06/06/2022		14,300	(85)		(180)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052			98.406	06/06/2022		14,200	(75)		(98)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052			99.617	06/06/2022		14,300	(64)		(44)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052			100.414	04/06/2022		15,000	(47)		(385)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052			99.102	05/05/2022		15,000	(80)		(271)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052			98.625	06/06/2022		14,300	(83)		(83)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052			100.625	06/06/2022		14,300	(60)		(60)
MSC	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052			97.453	06/06/2022		14,500	(86)		(171)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052			99.453	06/06/2022		14,500	(63)		(50)

								$(731)		$(1,453)

Total Written Options								$(8,017)		$(24,983)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.767%	$750	$(34)	$9	$0	$(25)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.943	14,400	(708)	123	0	(585)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	3,000	(144)	14	0	(130)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.767	6,850	(314)	87	0	(227)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.767	3,800	(186)	60	0	(126)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.943	3,500	(169)	27	0	(142)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.943	5,200	(236)	25	0	(211)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.767	450	(21)	6	0	(15)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	3,300	(155)	12	0	(143)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.050	15,900	(680)	668	0	(12)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.767	3,550	(162)	44	0	(118)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	500	(19)	(3)	0	(22)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.907	100	(5)	5	0	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	2,300	(130)	30	0	(100)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.943	23,100	(1,089)	150	0	(939)

Total Swap Agreements							$(4,052)	$1,257	$0	$(2,795)

(n)

Securities with an aggregate market value of $45,181 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$10,020	$10,020
Corporate Bonds & Notes
Banking & Finance	8,754	1,086,093	10,000	1,104,847
Industrials	0	615,508	0	615,508
Utilities	0	216,108	0	216,108
Municipal Bonds & Notes
California	0	5,829	0	5,829
Florida	0	2,798	0	2,798
Illinois	0	8,105	0	8,105
New York	0	6,147	0	6,147
Texas	0	4,197	0	4,197
West Virginia	0	6,593	0	6,593
U.S. Government Agencies	0	1,688,278	0	1,688,278
U.S. Treasury Obligations	0	743,480	0	743,480
Non-Agency Mortgage-Backed Securities	0	743,961	0	743,961
Asset-Backed Securities	0	877,139	0	877,139
Sovereign Issues	0	209,684	0	209,684
Preferred Securities
Financials	0	21,684	0	21,684
Utilities	0	0	55,647	55,647
Short-Term Instruments
Commercial Paper	0	91,927	0	91,927
Repurchase Agreements	0	28,035	0	28,035
Israel Treasury Bills	0	100,469	0	100,469
U.S. Treasury Bills	0	327,021	0	327,021
U.S. Treasury Cash Management Bills	0	11,495	0	11,495

$8,754	$6,794,551	$75,667	$6,878,972
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$247,689	$0	$0	$247,689

Total Investments	$256,443	$6,794,551	$75,667	$7,126,661

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(215,613)	$0	$(215,613)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	808	4,984	0	5,792
Over the counter	0	48,314	0	48,314

$808	$53,298	$0	$54,106
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,819)	(7,219)	0	(12,038)
Over the counter	(143)	(84,992)	0	(85,135)

$(4,962)	$(92,211)	$0	$(97,173)

Total Financial Derivative Instruments	$(4,154)	$(38,913)	$0	$(43,067)

Totals	$252,289	$6,540,025	$75,667	$6,867,981

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$10,658	$0	$(245)	$0	$0	$(393)	$0	$0	$10,020	$(394)
Corporate Bonds & Notes
Banking & Finance	0	10,000	0	0	0	0	0	0	10,000	0
Preferred Securities
Utilities	55,685	0	0	0	0	(37)	0	0	55,648	(37)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2022 (Unaudited)

Totals	$66,343	$10,000	$(245)	$0	$0	$(430)	$0	$0	$75,668	$(431)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$10,020	Discounted Cash Flow			Discount Rate			4.058	—
Corporate Bonds & Notes
	Banking & Finance	10,000	Proxy Pricing			Base Price			100.000	—
Preferred Securities
	Utilities	55,648	Discounted Cash Flow			Discount Rate			4.043	—

Total		$75,668

	(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the

Notes to Financial Statements (Cont.)

Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2022, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$278,454	$697	$(28,700)	$(118)	$(2,794)	$247,539	$696	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$39,566	$10,024	$(49,400)	$(438)	$398	$150	$23	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MSC	Morgan Stanley & Co. LLC.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	MYI	Morgan Stanley & Co. International PLC
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	NGF	Nomura Global Financial Products, Inc.
BSN	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	DKK	Danish Krone	KRW	South Korean Won
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NOK	Norwegian Krone
CAD	Canadian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand
CZK	Czech Koruna

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRRATE	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation